As filed with the Securities and Exchange Commission on April 25, 2014

Registration File Nos. 333-134820 and 811-21907

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 9	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 10	☒

(Check appropriate box or boxes.)

TIAA Separate Account VA-3

(Exact Name of Registrant)

Teachers Insurance and

Annuity Association of America

(Name of Insurance Company)

730 Third Avenue

New York, New York 10017

(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number, Including Area Code: (212) 490-9000

Name and Address of Agent for Service:	Copy to:

Rachel D. Mendelson, Esquire	Stephen E. Roth, Esquire
Teachers Insurance and Annuity	Sutherland Asbill & Brennan LLP
Association of America	700 Sixth Street, N.W., Suite 700
730 Third Avenue	Washington, DC 20001-3980
New York, New York 10017

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2014, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title & Securities Being Registered:	Interests in a separate account funding variable annuity contracts.

PROSPECTUS — LEVEL 1

MAY 1, 2014

TIAA Access

Individual and group variable annuity contracts funded through TIAA Separate Account VA-3 of Teachers Insurance and Annuity Association of America

This prospectus describes TIAA Access individual and group variable annuity contracts funded through the TIAA Separate Account VA-3 (the “separate account”). Before you invest, please read this prospectus carefully, along with the accompanying prospectuses for the funds, and keep them for future reference.

The separate account is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA,” “we,” or “us”). The separate account provides individual and group variable annuities for employees of colleges, universities, other educational and research organizations, and other governmental and nonprofit institutions. Its main purpose is to invest funds for your retirement based on your choice of investment accounts. You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. See “Receiving Annuity Income” for other annuitization options.

More information about the separate account is on file with the Securities and Exchange Commission (“SEC”) in a Statement of Additional Information (“SAI”), dated May 1, 2014. You can request this document by writing us at our home office located at 730 Third Avenue, New York, New York 10017-3206 (attention: TIAA-CREF Imaging Services), or by calling 877 518-9161. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus; that means it is legally part of the prospectus. The SAI’s table of contents is at the end of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI and material incorporated by reference into this prospectus and other information regarding the separate account.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may allocate premiums to investment accounts of the separate account, and each investment account, in turn, invests in one of the following mutual funds:

The Institutional Class of the following TIAA-CREF Funds:

■TIAA-CREF Bond Fund	•Lifecycle Retirement Income Fund
■TIAA-CREF Bond Index Fund	•Lifecycle 2010 Fund
■TIAA-CREF Bond Plus Fund	•Lifecycle 2015 Fund
■TIAA-CREF Emerging Markets Equity Fund	•Lifecycle 2020 Fund
■TIAA-CREF Emerging Markets Equity Index Fund	•Lifecycle 2025 Fund
■TIAA-CREF Equity Index Fund	•Lifecycle 2030 Fund
■TIAA-CREF Growth & Income Fund	•Lifecycle 2035 Fund
■TIAA-CREF High-Yield Fund	•Lifecycle 2040 Fund
■TIAA-CREF Inflation-Linked Bond Fund	•Lifecycle 2045 Fund
■TIAA-CREF International Equity Fund	•Lifecycle 2050 Fund
■TIAA-CREF International Equity Index Fund	•Lifecycle 2055 Fund
■TIAA-CREF Large-Cap Growth Fund	■TIAA-CREF Mid-Cap Growth Fund
■TIAA-CREF Large-Cap Growth Index Fund	■TIAA-CREF Mid-Cap Value Fund
■TIAA-CREF Large-Cap Value Fund	■TIAA-CREF Money Market Fund
■TIAA-CREF Large-Cap Value Index Fund	■TIAA-CREF Real Estate Securities Fund
■TIAA-CREF Lifecycle Funds	■TIAA-CREF S&P 500 Index Fund
■TIAA-CREF Short-Term Bond Fund
■TIAA-CREF Small-Cap Blend Index Fund
■TIAA-CREF Small-Cap Equity Fund
■TIAA-CREF Social Choice Equity Fund

(list of Funds is continued on page 2)

The following non-TIAA-CREF Funds:
■American Funds EuroPacific Growth Fund (Class R-5)	■Vanguard® Intermediate-Term Treasury Fund (Investor Shares)
■American Funds Washington Mutual Investors Fund (Class R-5)	■Vanguard® Selected Value Fund (Investor Shares)
■DFA Emerging Markets Portfolio (Institutional Class)	■Vanguard® Small-Cap Value Index Fund (Investor Shares)
■Dodge & Cox International Stock Fund	■Vanguard® Wellington Fund (Investor Shares)
■T. Rowe Price® Institutional Large-Cap Growth Fund	■Western Asset Core Plus Bond Fund (Class I)
■Vanguard® Emerging Markets Stock Index Fund (Signal Shares)*	* It is anticipated that all outstanding Signal Shares will be automatically converted to Admiral Shares in October 2014, at which time Signal shares will no longer be available.
■Vanguard® Explorer Fund (Investor Shares)

You may allocate your premiums among the investment accounts and certain other investment options, under the terms of the contract, and as permitted under the terms of your employer’s plan and this prospectus. See “Starting Out.”

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

Many of the underlying mutual funds available for investment by the investment accounts under these contracts are also available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay contract or separate account charges, but you also may not have annuity options available. Because of these additional contract and separate account charges, you should refer only to return information regarding the funds available through TIAA or your employer relating to your contract, rather than to information that may be available through alternate sources.

TIAA offers the following contracts in connection with certain types of retirement plans:

■	RA (Retirement Annuity)

■	GRA (Group Retirement Annuity)

■	SRA (Supplemental Retirement Annuity)

■	GSRA (Group Supplemental Retirement Annuity)

■	Retirement Choice and Retirement Choice Plus Annuity

■	GA (Group Annuity) and Institutionally Owned GSRAs

You or your employer can purchase these contracts in connection with tax-qualified pension plans under Internal Revenue Code (“IRC”) sections 401(a)/403(a) (including 401(k) plans), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including annuity income), before you purchase the contract in a tax-qualified plan. TIAA is not making any representation regarding the tax qualification status of any plan.

As with all variable annuities, your accumulation will increase or decrease depending on the investment performance over time of the underlying funds in the investment accounts of the separate account that you select. We do not guarantee the investment performance of the separate account or the funds, and you bear the entire investment risk.

An investment in the contract is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

This prospectus describes the TIAA Access annuity. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

Special terms

Throughout the prospectus, “TIAA,” “we,” “us,” and “our” refer to Teachers Insurance and Annuity Association of America. “You” and “your” mean any contractowner or any prospective contractowner. In certain instances, in accordance with the terms of your employer plan, your employer may exercise or limit certain rights under your contract or certificate.

The terms and phrases below are defined so you will know how we use them. To understand some definitions, you may have to refer to other defined terms.

Accumulation   The total value of your accumulation units under the contract.

Accumulation Period  The period during which investment account accumulations are held under a contract prior to their being annuitized or otherwise paid out.

Accumulation Unit  A share of participation in an investment account for someone in the accumulation period. An investment account has its own accumulation unit value, which changes each valuation day.

Annuitant   The natural person whose life is used in determining the annuity payments to be received. You are the annuitant under the contract.

Annuity Partner  The person you name, if you choose to receive income under a two-life annuity, to receive an income for life if he or she survives you.

Annuity Unit  A measure used to calculate the amount of annuity payments. Each investment account from which you can annuitize has its own annuity unit value.

Beneficiary  Any person or institution named to receive benefits if you die during the accumulation period or if you (and your annuity partner, if you have one) die before the end of any guaranteed period.

Business Day  Any day the NYSE is open for trading. A business day ends at 4 p.m. Eastern Time or when trading closes on the NYSE, if earlier.

Calendar Day  Any day of the year. Calendar days end at the same time as business days.

Commuted Value  The present value of annuity payments due under an income option or method of payment not based on life contingencies.

Companion CREF Certificate  A companion certificate that was issued to you when you received your contract, or if not then, on the later date that you first participated in CREF, if applicable.

Contract   The individual and group variable annuity contracts described in this prospectus under the section “The Annuity Contracts,” including your certificate and any endorsements under the contract.

4	Prospectus ■ TIAA Access

CREF  The College Retirement Equities Fund, a companion organization to TIAA. CREF is described in a separate prospectus that you may obtain by calling 877 518-9161.

Fund  An investment company that is registered with the SEC in which an investment account invests. The funds are listed on the front page of this prospectus.

Guaranteed Period  The period during which annuity payments remaining due after your death and the death of your annuity partner, if any, will continue to be paid to the payee named to receive them.

Income Change Method  How you choose to have your annuity payments revalued. Under the annual income change method, your annuity payments are revalued once each year. Under the monthly income change method, your annuity payments are revalued every month.

Income Option  Any of the ways you can receive your annuity income. It is also referred to as an “annuity option.”

Investment Account  A subaccount of the separate account which invests its assets exclusively in a corresponding fund. This term does not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and the CREF accounts.

NYSE  New York Stock Exchange.

Participant  Any person who owns a TIAA contract entitling them to participate in TIAA Access. Sometimes an employer can be a participant.

TIAA-CREF Funds (Equity Funds)  TIAA-CREF Emerging Markets Equity Fund, TIAA-CREF Emerging Markets Equity Index Fund, TIAA-CREF Equity Index Fund, TIAA-CREF Growth & Income Fund, TIAA-CREF International Equity Fund, TIAA-CREF International Equity Index Fund, TIAA-CREF Large-Cap Growth Fund, TIAA-CREF Large-Cap Growth Index Fund, TIAA-CREF Large-Cap Value Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap Value Fund, TIAA-CREF S&P 500 Index Fund, TIAA-CREF Small-Cap Blend Index Fund, TIAA-CREF Small-Cap Equity Fund, and TIAA-CREF Social Choice Equity Fund.

TIAA-CREF Funds (Fixed-Income Funds)  TIAA-CREF Bond Fund, TIAA-CREF Bond Index Fund, TIAA-CREF Bond Plus Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF Money Market Fund, and TIAA-CREF Short-Term Bond Fund.

TIAA Real Estate Account  The assets and liabilities of the Real Estate Account are segregated from the assets and liabilities of the general account and any other TIAA separate account. The Real Estate Account is described in a separate prospectus that you may obtain by calling 877 518-9161.

TIAA Access ■ Prospectus	5

TIAA Traditional Annuity  The guaranteed annuity benefits under your contract. Amounts allocated to the traditional annuity under your contract buy a guaranteed minimum of lifetime income for you, in accordance with the applicable rate schedule or rate schedules.

Valuation Day  Any business day.

Summary

Read this summary together with the detailed information you will find in the rest of the prospectus.

What is this product?

It is a variable annuity that allows investors to accumulate funds for retirement or other long-term investment purposes, and to receive future payment based on the amounts accumulated as lifetime income or through other payment options.

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

You may allocate premiums among investment accounts of the separate account that, in turn, invest in the funds listed below. You should consult your registered representative who may provide advice on the investment accounts, as not all of them may be suitable for long-term investment needs.

The Institutional Class of the following TIAA-CREF Funds:

•	TIAA-CREF Bond Fund

•	TIAA-CREF Bond Index Fund

•	TIAA-CREF Bond Plus Fund

•	TIAA-CREF Emerging Markets Equity Fund

•	TIAA-CREF Emerging Markets Equity Index Fund

•	TIAA-CREF Equity Index Fund

•	TIAA-CREF Growth & Income Fund

•	TIAA-CREF High-Yield Fund

•	TIAA-CREF Inflation-Linked Bond Fund

•	TIAA-CREF International Equity Fund

•	TIAA-CREF International Equity Index Fund

•	TIAA-CREF Large-Cap Growth Fund

•	TIAA-CREF Large-Cap Growth Index Fund

•	TIAA-CREF Large-Cap Value Fund

6	Prospectus ■ TIAA Access

•	TIAA-CREF Large-Cap Value Index Fund

•	TIAA-CREF Lifecycle Funds (Retirement Income Fund, 2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, and 2055 Fund)

•	TIAA-CREF Mid-Cap Growth Fund

•	TIAA-CREF Mid-Cap Value Fund

•	TIAA-CREF Money Market Fund

•	TIAA-CREF Real Estate Securities Fund

•	TIAA-CREF S&P 500 Index Fund

•	TIAA-CREF Short-Term Bond Fund

•	TIAA-CREF Small-Cap Blend Index Fund

•	TIAA-CREF Small-Cap Equity Fund

•	TIAA-CREF Social Choice Equity Fund

The following non-TIAA-CREF Funds:

•	American Funds EuroPacific Growth Fund (Class R-5)

•	American Funds Washington Mutual Investors Fund (Class R-5)

•	DFA Emerging Markets Portfolio (Institutional Class)

•	Dodge & Cox International Stock Fund

•	T. Rowe Price® Institutional Large-Cap Growth Fund

•	Vanguard Emerging Markets Stock Index Fund (Signal Shares)*

•	Vanguard Explorer Fund (Investor Shares)

•	Vanguard Intermediate-Term Treasury Fund (Investor Shares)

•	Vanguard Selected Value Fund (Investor Shares)

•	Vanguard Small-Cap Value Index Fund (Investor Shares)

•	Vanguard Wellington Fund (Investor Shares)

•	Western Asset Core Plus Bond Fund (Class I)

*	It is anticipated that all outstanding Signal Shares will be automatically converted to Admiral Shares in October 2014, at which time Signal Shares will no longer be available.

TIAA reserves the right to change the investment accounts available in the future.

You may also allocate your premiums under your contract to the TIAA Traditional Annuity and the TIAA Real Estate Account, if permitted by your employer’s plan. See “Starting Out.” As with all variable annuities, your accumulation in your contract can increase or decrease, depending on how well the funds underlying your selected investment accounts perform over time. TIAA doesn’t guarantee the investment performance of the funds or the investment accounts, and you bear the entire investment risk.

What expenses must I pay under the contract?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering your contract.

TIAA Access ■ Prospectus	7

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment accounts. State premium taxes may also be deducted.

CONTRACTOWNER TRANSACTION EXPENSES

	Maximum Contractual Fees	Current Fees
Sales load imposed on purchases (as a percentage of premiums)	None	None
Surrender charge (as a percentage of premiums or amount surrendered, as applicable)	None	None
Transfer fee*	None	None
Contract fee	None	None

*	We reserve the right to administer and collect purchase and redemption fees on behalf of any of the underlying funds that may impose them.

This next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES—ACCUMULATION EXPENSES

(as a percentage of average account value)

	Maximum Contractual Fees	Current Fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.05%
Total separate account annual charges	2.00%	0.10%

SEPARATE ACCOUNT ANNUAL EXPENSES—PAYOUT ANNUITY EXPENSES

(as a percentage of average account value)

	Maximum Contractual Fees	Current Fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.29%
Total separate account annual charges	2.00%	0.34%

The following table shows the total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The table shows the minimum and maximum total operating expenses of the funds for the most recently ended fiscal year.†

Each investment account of the separate account purchases shares of the corresponding funds at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the funds. The advisory fees and other expenses are not fixed or specified under the terms of your contract, and they may vary from year to year. These fees and expenses are described in more detail in each fund’s prospectus.

8	Prospectus ■ TIAA Access

RANGE OF TOTAL ANNUAL FUND OPERATING EXPENSES†

	Minimum Expenses	Maximum Expenses
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses‡	0.06%	0.98%
Net Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses—after any contractual waivers or reimbursements (the range of expiration dates for contractual waivers is July 31, 2014 to February 28, 2015)‡	0.06%	0.95%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2013; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2014; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2013; most recently ended fiscal year for the DFA Emerging Markets Portfolio, the Vanguard Emerging Markets Stock Index Fund, the Vanguard Explorer Fund, and the Vanguard Selected Value Fund is October 31, 2013; most recently ended fiscal year for the Vanguard Wellington Fund is November 30, 2013; most recently ended fiscal year for the Dodge & Cox International Stock Fund, the T. Rowe Price® Institutional Large-Cap Growth Fund, the Vanguard Small-Cap Value Index Fund, and the Western Asset Core Plus Bond Fund is December 31, 2013; most recently ended fiscal year for the Vanguard Intermediate-Term Treasury Fund is January 31, 2014; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2014 (the expenses reflected in the table are for the fiscal year ended March 31, 2013); and most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2014 (the expenses reflected in the table are for the fiscal year ended April 30, 2013). More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

‡	Including the expenses of any underlying funds in which the funds may invest.

The following table lists the annual expenses for each fund’s most recently ended or otherwise applicable fiscal year,† as a percentage of each fund’s average net assets. Expenses of the funds may be higher or lower in the future and could vary during a contract year because the funds have different fiscal year ends and certain fund information is not available as of the date of this prospectus. For the most current information concerning each fund’s fees and expenses, see the fund’s most current prospectus.

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses§4	Total Annual Fund Operating Expenses	Expense Reimburse- ments/ Waivers	Net Annual Fund Operating Expenses
The Institutional Class of the TIAA-CREF Bond Fund[1]	0.29%	—	0.03%	—	0.32%	—	0.32%
TIAA-CREF Bond Index Fund[1]	0.10%	—	0.04%	—	0.14%	0.01%	0.13%
TIAA-CREF Bond Plus Fund[1]	0.30%	—	0.04%	—	0.34%	—	0.34%
TIAA-CREF Emerging Markets Equity Fund[1,2]	0.85%	—	0.10%	—	0.95%	—	0.95%
TIAA-CREF Emerging Markets Equity Index Fund[1,2]	0.14%	—	0.15%	—	0.29%	0.04%	0.25%
TIAA-CREF Equity Index Fund[1]	0.04%	—	0.02%	0.01%	0.07%	—	0.07%
TIAA-CREF Growth & Income Fund[1]	0.43%	—	0.02%	—	0.45%	—	0.45%
TIAA-CREF High-Yield Fund[1,2]	0.35%	—	0.03%	—	0.38%	—	0.38%

TIAA Access ■ Prospectus	9

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses§4	Total Annual Fund Operating Expenses	Expense Reimburse- ments/ Waivers	Net Annual Fund Operating Expenses
TIAA-CREF Inflation-Linked Bond Fund[1]	0.25%	—	0.02%	—	0.27%	—	0.27%
TIAA-CREF International Equity Fund[1,2]	0.48%	—	0.03%	—	0.51%	—	0.51%
TIAA-CREF International Equity Index Fund[1,2]	0.04%	—	0.03%	—	0.07%	—	0.07%
TIAA-CREF Large-Cap Growth Fund[1]	0.44%	—	0.02%	—	0.46%	—	0.46%
TIAA-CREF Large-Cap Growth Index Fund[1]	0.04%	—	0.03%	—	0.07%	—	0.07%
TIAA-CREF Large-Cap Value Fund[1]	0.43%	—	0.02%	—	0.45%	—	0.45%
TIAA-CREF Large-Cap Value Index Fund[1]	0.04%	—	0.03%	—	0.07%	—	0.07%
TIAA-CREF Lifecycle Funds
• Lifecycle Retirement Income Fund[3]	0.10%	—	0.08%	0.38%	0.56%	0.18%	0.38%
• Lifecycle 2010 Fund[3]	0.10%	—	0.03%	0.40%	0.53%	0.13%	0.40%
• Lifecycle 2015 Fund[3]	0.10%	—	0.03%	0.41%	0.54%	0.13%	0.41%
• Lifecycle 2020 Fund[3]	0.10%	—	0.03%	0.42%	0.55%	0.13%	0.42%
• Lifecycle 2025 Fund[3]	0.10%	—	0.03%	0.44%	0.57%	0.13%	0.44%
• Lifecycle 2030 Fund[3]	0.10%	—	0.03%	0.45%	0.58%	0.13%	0.45%
• Lifecycle 2035 Fund[3]	0.10%	—	0.03%	0.47%	0.60%	0.13%	0.47%
• Lifecycle 2040 Fund[3]	0.10%	—	0.03%	0.47%	0.60%	0.13%	0.47%
• Lifecycle 2045 Fund[3]	0.10%	—	0.05%	0.47%	0.62%	0.15%	0.47%
• Lifecycle 2050 Fund[3]	0.10%	—	0.07%	0.47%	0.64%	0.17%	0.47%
• Lifecycle 2055 Fund[3]	0.10%	—	0.41%	0.47%	0.98%	0.51%	0.47%
TIAA-CREF Mid-Cap Growth Fund[1]	0.45%	—	0.02%	—	0.47%	—	0.47%
TIAA-CREF Mid-Cap Value Fund[1]	0.43%	—	0.02%	—	0.45%	—	0.45%
TIAA-CREF Money Market Fund[1]	0.10%	—	0.04%	—	0.14%	—	0.14%
TIAA-CREF Real Estate Securities Fund[1]	0.50%	—	0.03%	—	0.53%	—	0.53%
TIAA-CREF S&P 500 Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Short-Term Bond Fund[1]	0.25%	—	0.04%	—	0.29%	—	0.29%
TIAA-CREF Small-Cap Blend Index Fund[1,2]	0.04%	—	0.03%	0.09%	0.16%	—	0.16%
TIAA-CREF Small-Cap Equity Fund[1,2]	0.44%	—	0.03%	0.08%	0.55%	—	0.55%
TIAA-CREF Social Choice Equity Fund[1]	0.15%	—	0.03%	—	0.18%	—	0.18%
American Funds EuroPacific Growth Fund (Class R-5)	0.42%	—	0.13%	—	0.55%	—	0.55%
American Funds Washington Mutual Investors Fund (Class R-5)	0.24%	—	0.11%	—	0.35%	—	0.35%
DFA Emerging Markets Portfolio (Institutional Class)	0.50%	—	0.07%	—	0.57%	—	0.57%

10	Prospectus ■ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses§4	Total Annual Fund Operating Expenses	Expense Reimburse- ments/ Waivers	Net Annual Fund Operating Expenses
Dodge & Cox International Stock Fund	0.60%	—	0.04%	—	0.64%	—	0.64%
T. Rowe Price® Institutional Large-Cap Growth Fund	0.55%	—	0.01%	—	0.56%	—	0.56%
Vanguard Emerging Markets Stock Index Fund (Signal Shares)	0.07%	—	0.08%	—	0.15%	—	0.15%
Vanguard Explorer Fund (Investor Shares)	0.48%	—	0.03%	—	0.51%	—	0.51%
Vanguard Intermediate-Term Treasury Fund (Investor Shares)	0.16%	—	0.04%	—	0.20%	—	0.20%
Vanguard Selected Value Fund (Investor Shares)	0.42%	—	0.02%	—	0.44%	—	0.44%
Vanguard Small-Cap Value Index Fund (Investor Shares)	0.20%	—	0.04%	—	0.24%	—	0.24%
Vanguard Wellington Fund (Investor Shares)	0.24%	—	0.02%	—	0.26%	—	0.26%
Western Asset Core Plus Bond Fund (Class I)[5]	0.40%	—	0.11%	—	0.51%	—	0.51%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2013; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2014; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2013; most recently ended fiscal year for the DFA Emerging Markets Portfolio, the Vanguard Emerging Markets Stock Index Fund, the Vanguard Explorer Fund, and the Vanguard Selected Value Fund is October 31, 2013; most recently ended fiscal year for the Vanguard Wellington Fund is November 30, 2013; most recently ended fiscal year for the Dodge & Cox International Stock Fund, the T. Rowe Price® Institutional Large-Cap Growth Fund, the Vanguard Small-Cap Value Index Fund, and the Western Asset Core Plus Bond Fund is December 31, 2013; most recently ended fiscal year for the Vanguard Intermediate-Term Treasury Fund is January 31, 2014; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2014 (the expenses reflected in the table are for the fiscal year ended March 31, 2013); and most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2014 (the expenses reflected in the table are for the fiscal year ended April 30, 2013). More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

§

The Lifecycle Funds are “funds of funds” that invest substantially all of their respective assets in shares of various other underlying portfolios of the Institutional Class of the TIAA-CREF Funds. In addition, the TIAA-CREF Equity Index Fund, TIAA-CREF Small-Cap Blend Index Fund, and TIAA-CREF Small-Cap Equity Fund invest a small portion of their assets in shares of various other underlying portfolios. These funds have their own expenses and bear a portion of the operating expenses of the underlying portfolios in which they invest, including the Management Fee. The figures shown for Acquired Fund Fees and Expenses reflect the portion of the underlying portfolios’ expenses. Contractowners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the funds that invest in the underlying portfolios.

[1]

Under the TIAA-CREF Funds’ expense reimbursement arrangements, the Funds’ investment adviser, Teachers Advisors, Inc., has contractually agreed to reimburse the Funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed the following annual rates of average daily net assets: (A) 0.09% for Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund and Small-Cap Blend Index Fund; 0.15% for International Equity Index Fund; 0.22% for Social Choice Equity Fund; 0.25% for Emerging Markets Equity Index Fund; 0.52% for Growth & Income Fund, Large-Cap

TIAA Access ■ Prospectus	11

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(concluded)

Growth Fund, Large-Cap Value Fund and Small-Cap Equity Fund; 0.55% for Mid-Cap Growth Fund and Mid-Cap Value Fund; 0.60% for International Equity Fund and 0.95% for Emerging Markets Equity Fund. These expense reimbursement arrangements will continue through at least February 28, 2015, unless changed with approval of the Board of Trustees; and (B) 0.13% for Bond Index Fund; 0.15% for Money Market Fund; 0.30% for Short-Term Bond Fund; 0.35% for Bond Fund, Bond Plus Fund and Inflation-Linked Bond Fund; 0.40% for High-Yield Fund and 0.57% for Real Estate Securities Fund. These expense reimbursement arrangements will continue through at least July 31, 2014, unless changed with approval of the Board of Trustees.

[2]

A fee (the “Redemption Fee”) applies and is payable to the indicated funds on shares of those funds that are redeemed or exchanged within 60 calendar days of the initial purchase date. The Redemption Fee is based on the total aggregate dollar amount of the redemption or exchange. The Redemption Fee may be waived in certain circumstances. However, investors should note that the redemption fee will not apply to transactions in TIAA-CREF Small-Cap Blend Index Fund and TIAA-CREF Small-Cap Equity Fund shares on or after May 5, 2014.

[3]

Teachers Advisors, Inc., the Lifecycle Funds’ investment adviser (“Advisors”), has contractually agreed to waive its 0.10% Management Fee on each fund through September 30, 2014. In addition, Advisors has contractually agreed to reimburse the funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.00% of average daily net assets for Institutional Class shares of the funds. These expense reimbursement arrangements will continue through at least September 30, 2014 unless changed with approval of the Board of Trustees.

[4]

“Acquired Fund Fees and Expenses” are the funds’ proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by fund shareholders. Instead, fund shareholders bear these expenses indirectly because they reduce fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the funds’ operating expenses here will not correlate with the expenses included in the Financial Highlights in the funds’ prospectuses and the funds’ most recent annual reports.

[5]

With respect to the Class I shares, the Fund may pay fees for record-keeping and similar services performed for the share class. As a result, the operating expenses of the share class may increase over time. If the fees are paid with respect to additional assets invested in the Class I shares, the expenses of the share class may increase.

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, separate account annual expenses, and annual fund operating expenses.

These Examples assume that you invest $10,000 in a contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum and minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ANNUAL EXPENSE DEDUCTIONS FROM NET ASSETS

	1 Year	3 Years	5 Years	10 Years
MAXIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$111	$345	$598	$1,323
MINIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$16	$52	$90	$205

12	Prospectus ■ TIAA Access

The examples should not be considered a representation of past or future expenses or annual rates of return of any fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples. For more information, see “Charges” below.

For Condensed Financial Information pertaining to each investment account, please see Appendix A to this prospectus.

How do I purchase a contract?

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. It is possible that the default option will not be an investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

Can I cancel my contract?

Generally, you may cancel any Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contract in accordance with the contract’s Right to Examine provision (unless we have begun making annuity payments from it) subject to the time period regulated by the state in which the contract is issued. To cancel a contract, mail or deliver the contract with your cancellation instructions (or signed Notice of Cancellation when such has been provided with your contract) to our home office. We will cancel the contract, then send either the current accumulation or the premium, depending on the state in which your contract was issued, to whomever originally submitted the premiums. Unless we are returning premiums paid as required by state law, you will bear the investment risk during this period.

TIAA Access ■ Prospectus	13

Can I transfer among the investment accounts or make cash withdrawals from the contract?

Yes, you may transfer among investment accounts and make cash withdrawals from your contract. Transfers from the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan must generally be at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. In the future, we may eliminate these minimum transaction levels. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contract owners. These transactions may be limited by the terms of your employer’s plan, or by current tax law, or by the terms of your contract.

Cash withdrawals may be taxed and you may have to pay a tax penalty if you take a cash withdrawal before age 59 1/2.

What are my options for receiving annuity payments under the contract?

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877 518-9161.) Participants in any other investment accounts who wish to elect annuity income can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Such variable annuity payments will increase or decrease, depending on how well the funds underlying the investment accounts perform over time. Your payments will also change depending on the income change method you choose, i.e., whether you choose to have your payments revalued monthly or annually.

What death benefits are available under the contract?

If you die before receiving annuity payments, your beneficiary can receive a death benefit. The death benefit equals the accumulation under the contract. For details, see “Death Benefits.”

14	Prospectus ■ TIAA Access

Teachers Insurance and Annuity Association of America

TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Overseers, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA offers traditional annuities, which guarantee principal and a specified interest rate while providing the opportunity for additional amounts and variable annuities such as the TIAA Real Estate Account (described in a separate prospectus) and TIAA Access (described in this prospectus). TIAA also offers life insurance.

TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF, serving approximately 4.0 million people and approximately 15,000 institutions as of December 31, 2013, form the principal retirement system for the nation’s education and research communities and form one of the largest pension systems in the U.S., based on assets under management. As of December 31, 2013, TIAA’s total statutory admitted assets were approximately $250 billion; the combined assets for TIAA, CREF and other entities within the TIAA-CREF organization (including TIAA-sponsored mutual funds) totaled approximately $564 billion. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF products.

The separate account

TIAA Separate Account VA-3 was established as of May 17, 2006 as a separate investment account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The separate account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The separate account is designed to fund individual and group variable contracts in retirement plans. As part of TIAA, the separate account is also subject to regulation by the New York State Department of Financial Services (“NYSDFS”) and the insurance departments of some other jurisdictions in which the contracts are offered (see the SAI).

Although TIAA owns the assets of the separate account and the obligations under the contract are obligations of TIAA, the contract states that the separate account’s income, investment gains, and investment losses are credited to or charged against the assets of the separate account without regard to TIAA’s other income, gains, or losses. Under New York law, we cannot charge the separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.

When the contracts are purchased through qualified plans, earnings on accumulation in the separate account are not taxed until withdrawn or paid as annuity income (see “Taxes,” below).

TIAA Access ■ Prospectus	15

Adding, closing, or substituting portfolios

The separate account currently consists of 47 investment accounts. We may, subject to any applicable law, make certain changes to the separate account and investment accounts offered in your contract. We may offer new investment accounts or stop offering existing investment accounts subject to the requirements of applicable law and your employer’s plan. New investment accounts may be made available to existing contractowners and investment accounts may be closed to new or subsequent premium payments, transfers or allocations. In addition, we may also liquidate the shares held by any investment account, substitute the shares of one fund held by an investment account for another and/or merge investment accounts or cooperate in a merger of funds, including transferring contract values out of merging investment accounts into acquiring investment accounts. A substituted fund may have different fees and expenses. To the extent required by applicable law, we may be required to obtain approval from the SEC, your employer or you. In the event that a fund or investment account is no longer available, amounts invested in such investment account may be moved to the investment account designated by your employer under the terms of your employer’s plan. You may be given the opportunity, under the terms of your employer’s plan, to instruct us as to where to invest your assets.

Changes to the contract

We can also make any changes to the separate account or to the contract required by applicable insurance law, the IRC, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYSDFS and SEC approval, as required. The separate account can (i) operate under the 1940 Act as a unit investment trust that invests in another investment company or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer required, or (iii) combine with other separate accounts. As permitted by law, TIAA can transfer the separate account assets to another separate account or investment accounts of TIAA or another insurance company or transfer the contract to another insurance company.

Votin g rights

The separate account is the legal owner of the shares of the funds offered through your contract. It therefore has the right to vote its shares at any meeting of the funds’ shareholders. When shareholder meetings are held, we will give the contractowner the right to instruct us how to vote shares of the funds attributable to their contracts. If we don’t receive timely instructions, shares will be voted by TIAA in the same proportion as the voting instructions received on outstanding contracts with allocations to investment accounts invested in the applicable funds. Please note that the effect of proportional voting is that a small number of contractowners may control the outcome of a vote. The number of fund shares attributable to a contractowner is determined by dividing the contractowner’s interest in the applicable investment account by the net asset value per share of the underlying fund.

16	Prospectus ■ TIAA Access

Your investment options

The separate account is designed to invest in the funds described below. You can lose money by investing in any of the investment accounts, and the underlying funds could underperform other investments. You should consult your registered representative who may provide advice on the investment accounts offered, as not all of them may be suitable for your investment needs.

Many of the underlying funds offered through the separate account are also available for direct purchase outside of an annuity or life insurance contract.

Although the investment objectives and policies of certain funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain funds available through the contract have names similar to funds not available through the contract. The performance of a fund not available through the contract does not indicate performance of a similarly named fund available through the contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Certain funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pay fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

Investment objectives of underlying funds

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan.

You should consider the investment objectives, risks, and charges and expenses of the funds carefully before investing. This and other information, including a description of risks involved in investing in the funds, is found in the funds’ prospectuses and statements of additional information. Investors can call 877 518-9161 to obtain a fund’s prospectus and statement of additional information. You should read the funds’ prospectuses carefully before investing in the funds.

Below is a description of each fund’s investment objective, as well as additional information about certain funds, as applicable. The funds may not achieve their stated objectives.

TIAA Access ■ Prospectus	17

The separate account will hold shares in the following funds:

The Institutional Class of the following TIAA-CREF Funds:

TIAA-CREF Bond Fund

The Fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade fixed-income securities.

TIAA-CREF Bond Index Fund

The Fund seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities that is designed to produce a return that corresponds with the total return of the U.S. investment-grade bond market based on a broad bond index. The Fund primarily invests its assets in bonds selected to track the Barclays Capital U.S. Aggregate Bond Index.

TIAA-CREF Bond Plus Fund

The Fund seeks a favorable long-term total return, primarily through high current income consistent with preserving capital.

TIAA-CREF Emerging Markets Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments.

TIAA-CREF Emerging Markets Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments based on a market index. The Fund primarily invests its assets in securities selected to track the MSCI® Emerging Markets Index.

TIAA-CREF Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index. The Fund primarily invests its assets in securities selected to track the Russell 3000® Index.

TIAA-CREF Growth & Income Fund

The Fund seeks a favorable long-term total return, through both capital appreciation and investment income, primarily from income-producing equity securities.

TIAA-CREF High-Yield Fund

The Fund seeks high current income and, when consistent with its primary objective, capital appreciation.

18	Prospectus ■ TIAA Access

TIAA-CREF Inflation-Linked Bond Fund

The Fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.

TIAA-CREF International Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

TIAA-CREF International Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index. The Fund primarily invests its assets in securities selected to track the MSCI EAFE® Index.

TIAA-CREF Large-Cap Growth Fund

The Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

TIAA-CREF Large-Cap Growth Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index. The Fund primarily invests its assets in securities selected to track the Russell 1000® Growth Index.

TIAA-CREF Large-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

TIAA-CREF Large-Cap Value Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index. The Fund primarily invests its assets in securities selected to track the Russell 1000® Value Index.

TIAA-CREF Lifecycle Funds

In general, the Lifecycle Funds (except for the Retirement Income Fund) are designed for investors who have a specific target retirement year in mind. The Lifecycle Funds invest in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of the year included in the name of the Lifecycle Fund. The Lifecycle Funds’ investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards, and seek to achieve their final target allocation seven to ten years following the target date.

TIAA Access ■ Prospectus	19

•	Lifecycle Retirement Income Fund

The Lifecycle Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

•	Lifecycle 2010 Fund

The Lifecycle 2010 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2015 Fund

The Lifecycle 2015 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2020 Fund

The Lifecycle 2020 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2025 Fund

The Lifecycle 2025 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2030 Fund

The Lifecycle 2030 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2035 Fund

The Lifecycle 2035 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2040 Fund

The Lifecycle 2040 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2045 Fund

The Lifecycle 2045 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2050 Fund

The Lifecycle 2050 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2055 Fund

The Lifecycle 2055 Fund seeks high total return over time through a combination of capital appreciation and income.

20	Prospectus ■ TIAA Access

TIAA-CREF Mid-Cap Growth Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Mid-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Money Market Fund1

The Fund seeks high current income consistent with maintaining liquidity and preserving capital.

[1]

There is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative. As of the date of this prospectus, the yield on this investment account is negative.

TIAA-CREF Real Estate Securities Fund

The Fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

TIAA-CREF S&P 500 Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index. The Fund primarily invests its assets in securities selected to track the S&P 500® Index.

TIAA-CREF Short-Term Bond Fund

The Fund seeks high current income consistent with preservation of capital.

TIAA-CREF Small-Cap Blend Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index. The Fund primarily invests its assets in securities selected to track the Russell 2000® Index.

TIAA-CREF Small-Cap Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

TIAA-CREF Social Choice Equity Fund

The Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

TIAA Access ■ Prospectus	21

The following non-TIAA-CREF Funds:

American Funds EuroPacific Growth Fund (Class R-5)

The fund seeks to provide you with long-term growth of capital. The fund invests primarily in common stocks of issuers in Europe and the Pacific Basin.

American Funds Washington Mutual Investors Fund (Class R-5)

The fund seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

DFA Emerging Markets Portfolio (Institutional Class)

The investment objective of the Emerging Markets Portfolio is to achieve long-term capital appreciation.

Dodge & Cox International Stock Fund

The fund seeks long-term growth of principal and income.

T. Rowe Price® Institutional Large-Cap Growth Fund

The fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies.

Vanguard Emerging Markets Stock Index Fund (Signal Shares)

The fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The fund primarily invests its assets in securities selected to track the FTSE Emerging Index.

It is anticipated that all outstanding Signal Shares will be automatically converted to Admiral Shares in October 2014, at which time Signal Shares will no longer be available.

Vanguard Explorer Fund (Investor Shares)

The fund seeks to provide long-term capital appreciation. The fund uses a multimanager approach that provides exposure to a broad universe of small-company growth stocks.

Vanguard Intermediate-Term Treasury Fund (Investor Shares)

The fund seeks to provide a moderate and sustainable level of current income. The fund invests primarily in intermediate-term U.S. Treasury obligations with an average maturity of 5–10 years.

Vanguard Selected Value Fund (Investor Shares)

The fund seeks to provide long-term capital appreciation and income. The fund invests in mid-capitalization stocks, using a multimanager structure that provides diversification and mitigates risk.

22	Prospectus ■ TIAA Access

Vanguard Small-Cap Value Index Fund (Investor Shares)

The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks. The fund primarily invests its assets in securities selected to track the CRSP US Small Cap Value Index.

Vanguard Wellington Fund (Investor Shares)

The fund seeks to provide long-term capital appreciation and reasonable current income.

Western Asset Core Plus Bond Fund (Class I)

The fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration specified for the fund. Although the fund may invest in securities of any maturity, the fund will normally maintain a dollar-weighted average effective duration within 30% of the average duration of the domestic bond market as a whole as measured by the fund’s subadvisers (generally, this range is 2.5–7 years).

Additional investment information and options

All assets of the investment accounts will be allocated to the funds at net asset value. The investment results of the funds will significantly affect the value of your variable annuity contract.

You may also opt under your contract to allocate or transfer money from the investment accounts to the TIAA Traditional Annuity or the TIAA Real Estate Account. See “Starting Out.” Your TIAA Traditional Annuity accumulation will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.

The investment advisors

Teachers Advisors, Inc. (“Advisors”) manages the assets of the TIAA-CREF Funds, which include the TIAA-CREF Lifecycle Funds. Advisors is a subsidiary of TIAA. Capital Research and Management Company (“CRMC”) manages the assets of American Funds EuroPacific Growth Fund and American Funds Washington Mutual Investors Fund. Legg Mason Partners Fund Advisor, LLC (“Legg Mason”) manages the assets of the Western Asset Core Plus Bond Fund (Class I). In order to assist in carrying out its investment advisory responsibilities, Legg Mason has retained Western Asset Management Company (“Western”), Western Asset Management Company Limited in London (“WAML”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Ltd in Japan (“Western Japan”) to render advisory services to the fund. T. Rowe Price® Associates, Inc. (“T. Rowe Price”) manages the assets of the T. Rowe Price® Institutional Large-Cap Growth Fund. Barrow, Hanley, Mewhinney & Strauss, LLC, Donald Smith & Co., Inc., and Pzena Investment

TIAA Access ■ Prospectus	23

Management, LLC manage the assets of Vanguard Selected Value Fund (Investor Shares); Century Capital Management, LLC, Chartwell Investment Partners, Inc., Granahan Investment Management, Inc., Kalmar Investment Advisers, Wellington Management Company, LLP and The Vanguard Group, Inc. manage the assets of Vanguard Explorer Fund (Investor Shares); Wellington Management Company, LLP manages the assets of Vanguard Wellington Fund (Investor Shares); The Vanguard Group, Inc. manages the assets of Vanguard Emerging Markets Stock Index Fund (Signal Shares), Vanguard Small-Cap Value Index Fund (Investor Shares), and Vanguard Intermediate-Term Treasury Fund (Investor Shares) (together, the Vanguard funds’ investment advisors are referred to as “Vanguard Fund Advisors”). Dodge & Cox (“Dodge & Cox”) manages the assets of Dodge & Cox International Stock Fund. Dimensional Fund Advisors LP (“Dimensional”) manages the assets of DFA Emerging Markets Portfolio (Institutional Class). Advisors, CRMC, Legg Mason, Western, WAML, Western Singapore, Western Japan, T. Rowe Price, Vanguard Fund Advisors, Dodge & Cox and Dimensional are registered with the SEC as investment advisors under the Investment Advisers Act of 1940.

The broker-dealer

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a TIAA subsidiary, for distribution services. Services performs all sales and marketing functions relative to the contracts.

Certain payments we receive with regard to the funds

We (and our affiliates) receive payments, which may be significant, from the funds, their advisors, distributors, or affiliates thereof. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contract and the funds in which the separate account invests. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, indirectly bear the costs of these investment advisory fees (see the funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular funds attributable to the contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisors (or affiliates) may pay more than others. Currently, these percentages range from 0% to 0.15% (but they may increase).

Furthermore, we (and our affiliates) receive additional compensation on assets invested in TIAA’s proprietary funds because our affiliates receive payments from the funds for investment advisory and/or other services. Thus, we may receive more revenue with respect to proprietary funds than nonproprietary funds.

These arrangements may be a factor that we consider in including funds as underlying investment options of the investment account.

24	Prospectus ■ TIAA Access

Selection of funds

We select the funds offered through the contract based on several criteria, including the following:

•	asset class coverage,

•	the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure,

•	brand recognition,

•	performance,

•	the capability and qualification of each investment firm, and

•	whether our distributors are likely to recommend the funds to contractowners.

Another factor we consider during the selection process is whether the fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see “Certain Payments We Receive with Regard to the Funds.” We also consider whether the fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the contracts. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional premium and/or transfers of accumulation to a fund if we determine the fund no longer meets one or more of the criteria and/or if the fund has not attracted significant contractowner assets. We do not recommend or endorse any particular fund, and we do not provide investment advice.

The annuity contracts

We offer the following types of contracts:

RA (Retirement Annuity) and GRA (Group Retirement Annuity): RA and GRA Contracts are used mainly for employer sponsored retirement plans.

•

Depending on the terms of your employer’s plan, RA and GRA premiums can be paid by your employer, you, or both. If you are paying some or all of the entire periodic premium, your contributions can be in either pre-tax dollars by salary reduction, or after-tax dollars by payroll deduction. You can also transfer accumulations from another investment choice under your employer’s plan to your RA Contract.

•

GRA premiums can come from only your employer or both you and your employer. Your GRA premiums can be from pre-tax or after-tax contributions. You cannot pay GRA premiums directly to TIAA; your employer must send them for you. As with RAs, you can transfer accumulations from another investment choice under your employer’s plan to your GRA Contract.

•	Your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, though you will not be able to take tax deductions for these contributions.

TIAA Access ■ Prospectus	25

SRA (Supplemental Retirement Annuity) and GSRA (Group Supplemental Retirement Annuity): These are for voluntary tax-deferred annuity (“TDA”) plans.

•

SRA Contracts are issued directly to you; GSRA Contracts are issued through an agreement between your employer and TIAA. Generally, your employer pays premiums in pre-tax dollars through salary reduction. Although you cannot pay premiums directly, you can transfer amounts from other TDA plans.

•	Although your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, you will not be able to take tax deductions for these contributions.

Retirement Choice/Retirement Choice Plus Annuities: These are very similar in operation to the GRAs and GSRAs, respectively, except that they are issued directly to your employer or your plan’s trustee.

•	Among other rights, the employer retains the right to transfer accumulations under these contracts to alternate funding vehicles.

GA (Group Annuity) and Institutionally-Owned GSRA: These are used exclusively for employer retirement plans and are issued directly to your employer or your plan’s trustee.

•

Your employer pays premiums directly to TIAA. Your employer or the plan’s trustee may control the allocation of contributions and transfers to and from these contracts. If a GA or GSRA Contract is issued pursuant to your plan, the rules relating to transferring and withdrawing your money, receiving any annuity income or death benefits, and the timing of payments are determined by your plan. Ask your employer or plan administrator for more information.

State Regulatory Approval. State regulatory approval may be pending for certain of these contracts and they may not currently be available in your state.

Contracts Can Differ Pursuant to State Laws. Contract terms and features may differ due to state laws and regulations. These differences may include, among other things, availability of certain Income Options, how frequently you can transfer into or out of investment accounts, or our ability to restrict transfers into or out of the investment accounts. You should review your contract along with this prospectus to understand the product features and charges under your contract.

Tax Deferral. You or your employer can purchase these contracts in connection with tax-qualified pension plans under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. TIAA is not making any representation regarding the tax qualification status of any plan. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including the annuity income), before you purchase a contract in a tax-qualified plan.

26	Prospectus ■ TIAA Access

Other Investment Options. In addition to the investment accounts described in this prospectus, you may also allocate money to the TIAA Real Estate Account and TIAA Traditional Annuity under the terms of this contract and if permitted by your employer’s plan. A companion CREF contract may have been issued to you when you received this contract offering the investment accounts. For more information about the TIAA Traditional Annuity, the TIAA Real Estate Account, or the CREF accounts, and particular funds and investment options offered under the terms of your plan, please see the applicable contracts and/or respective prospectuses for those investment options available by calling 800 842-2252.

Starting out

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. “Good order” means actual receipt of the transaction request along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction.

If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. It is possible that the default option will not be an investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

TIAA Access ■ Prospectus	27

You may stop premiums at any time without notice to us and then resume without payment of any past due premium or penalty of any kind. Your right to apply distributions from other plans to your contract as direct rollovers under the IRC may be limited by the terms of your employer’s plan.

TIAA generally doesn’t restrict the amount or frequency of payment of premiums to your contract, although we may in the future. Your employer’s retirement plan may limit your premium amounts. In addition, the IRC limits the total annual premiums you may invest in plans qualified for favorable tax treatment.

In most cases, we accept premiums to a contract during your accumulation period. Premiums will be credited to your contract as of the end of the business day in which we receive them at the location that we will designate by prior written notice, in good order and in accordance with procedures established by us or as required by law. Once your first premium has been paid, your contract cannot lapse or be forfeited for nonpayment of premiums. Note that we cannot accept money orders or travelers checks. In addition, we will not accept a third-party check where the relationship of the payor to the contractowner cannot be identified from the face of the check.

You may allocate your premiums among the investment accounts, the TIAA Traditional Annuity, and the TIAA Real Estate Account under the terms of the contract, and only as permitted under the terms of your employer’s plan. You may also transfer accumulations to the CREF accounts, and, in some cases, certain mutual funds, or other TIAA annuities, if the investment option is available under the terms of your employer’s plan. You should consider the investment objectives, risks, and charges and expenses of the CREF accounts, TIAA Real Estate Account and any mutual funds offered under the terms of your employer’s plan carefully before investing. This and other information, including a description of the risks involved in investing in the CREF accounts, TIAA Real Estate Account and the funds, are found in the prospectuses. The CREF accounts, TIAA Real Estate Account and the funds are described in separate prospectuses. You may obtain a prospectus, free of charge, by calling 877 518-9161. You should read the prospectus carefully before investing. For more information about the TIAA Traditional Annuity, you may obtain the applicable contracts by calling 800 842-2252.

To change your allocation choices for future premiums, you can:

•	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

•	call our Automated Telephone Service (24 hours a day) at 800 842-2252; or

•	use the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

When you allocate premiums to an investment account, the premiums are used to purchase accumulation units in that investment account. You may change your allocation for future premiums at any time. We will allocate your premiums according to the most recent valid instructions in a form acceptable to us (in good order) that we have received from you. Your employer’s plan may limit your right to allocate premiums to an investment account. We may stop accepting premiums to any or all investment accounts at any time.

28	Prospectus ■ TIAA Access

Important information about procedures for opening a new account

To help the U.S. government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who purchases a contract.

What this means for you: When you apply for a contract, we will ask for your name, street address (not a post office box), date of birth, Social Security number and other information, such as your home telephone number, that will allow us to identify you. Until you provide us with the information we need, we may not be able to issue a contract or effect any transactions for you.

In certain circumstances, we may be required to block a contractowner’s ability to make certain transactions and may refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators without notice or consent.

Accumulation units

Determining the value of your contract—investment accounts

The premiums you allocate, or transfers you make, to the investment accounts purchase accumulation units. We calculate how many accumulation units to credit by dividing the amount allocated or transferred to the particular investment account by its accumulation unit value calculated at the close of the business day we receive your premium or completed transfer request in good order. For information regarding how we price your initial premium, see “Starting Out.” To determine how many accumulation units to subtract for transfers out and cash withdrawals, we use the unit value calculated at the close of the business day we receive your completed transaction request and all required information and documents in good order (unless you have chosen a later date).

We arbitrarily set the initial value of each accumulation unit at $25. Subsequently, the value of the accumulation units will depend mainly on the investment experience of the underlying funds, although the accumulation unit value also reflects the deduction by TIAA of separate account expenses. We calculate the accumulation unit value at the close of each valuation day. We multiply the previous day’s accumulation unit value by the net investment factor for the pertinent investment account of the separate account. The net investment factor reflects, for the most part, changes in the net asset value of the shares of the fund held by the investment account, and investment income and capital gains distributed to the investment account. The gross investment factor is decreased by the separate account expense and risk charges.

TIAA Access ■ Prospectus	29

An investment account’s net investment factor equals its gross investment factor minus the separate account charge incurred since the previous valuation day.

An investment account’s gross investment factor equals (a) divided by (b), as follows:

(a)	equals	(i):	the value of the fund shares in the investment account as of the close of the valuation day (net asset value per share times number of shares owned) excluding the net effect of contractowners’ transactions (i.e., premiums received, benefits paid, and transfers to and from the investment account) made during that day; plus
		(ii):	investment income and capital gains distributed to the investment account; less
		(iii):	any amount paid and/or reserved for tax liability resulting from the operation of the investment account since the previous valuation day.
(b)	equals	the value of the fund shares in the investment account as of the last valuation day, including the net effect of contractowners’ transactions.

Number of Accumulation Units. The number of accumulation units in an investment account under your contract will be increased by:

•	any premiums you allocate to that investment account; and

•	any transfers you make to that investment account.

The number of accumulation units in an investment account under your contract will be decreased by:

•	the application of any accumulations to provide any form of benefit; and

•	any transfers or withdrawals from your accumulation in that investment account.

The increase or decrease in the number of your accumulation units on any valuation day is equal to the net dollar value of all transactions divided by the value of the investment account’s accumulation unit as of the end of the valuation day on which the transaction becomes effective.

To change your investment allocations

To make a change to your future investment allocation percentages, you can write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201 or call 800 842-2252 or use the TIAA-CREF website’s account access feature at www.tiaa-cref.org. You may be required to complete and return certain forms (in good order) to effect these transactions. If you have any questions, call us at 800 842-2252. To make specific transfers, see “How to Make Transfers and Withdraw Cash,” below.

30	Prospectus ■ TIAA Access

How to transfer and withdraw your money

Generally, we allow you to move your money to and from the investment accounts and to make withdrawals from your contract. These options may be limited by the terms of your employer’s plan, by current tax law, or by the terms of your contract. Transfers from the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan must generally be at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. In the future, we may eliminate these minimum transaction levels. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. Note that a fund underlying an investment account may assess a fee for certain transfers or withdrawals or limit transfers in accordance with the fund’s policies. See the funds’ prospectuses for information on these restrictions.

Transfers and cash withdrawals are effective at the end of the business day we receive your request and all required documentation in good order. You can also choose to have transfers and withdrawals take effect at the end of any future business day. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contractowners. (See “Market Timing/Excessive Trading Policy.”)

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to the Employment Retirement Income Security Act of 1974 (“ERISA”), or

B)	an employer plan that provides for spousal rights to benefits, then your rights to choose certain benefits are restricted by the rights of your spouse to benefits only to the extent required by the IRC or ERISA or the terms of your employer plan (see “Spouse’s Rights to Benefits”).

Systematic transfers and withdrawals

If your employer’s plan allows, you can set up a program to make cash withdrawals or transfers automatically by specifying that we withdraw or transfer from your accumulation any fixed number of accumulation units, dollar amount, or percentage of accumulation until you tell us to stop or until your accumulation is exhausted. Currently, the program must be set up so that internal transfers must be at least $100. In the future, we may eliminate this minimum transfer amount.

How to make transfers and withdraw cash

To request a transfer or to withdraw cash, you can:

•	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

TIAA Access ■ Prospectus	31

•	call our Automated Telephone Service (24 hours a day) at 800 842-2252; or

•	for internal transfers, use the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

You may be required to complete and return certain forms (in good order) to effect these transactions. We can suspend or terminate your ability to transact by telephone, over the Internet, or by fax at any time, for any reason.

There may be tax law and/or plan restrictions on certain transfers. Before you transfer or withdraw cash, make sure you also understand the possible federal and other income tax consequences.

Transfers to and from other TIAA-CREF accounts and funds

Subject to your employer’s plan, current tax law or the terms of your contract, you can transfer some or all of your accumulation in the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan. We reserve the right to limit these transfers to once per quarter per investment account.

Subject to your employer’s plan, current tax law or the terms of your contract, you can also transfer some or all of your accumulation in the TIAA Traditional Annuity, in your CREF accounts or in the funds or TIAA annuities, such as TIAA Real Estate Account, to the investment accounts. Transfers from TIAA’s Traditional Annuity to the investment accounts under RA, GRA, or Retirement Choice Contracts can only be effected over a period of time (up to ten annual installments) and may be subject to other limitations, as specified in your contract.

Accumulation that is transferred from investment accounts under this contract to the TIAA Traditional Annuity or the TIAA Real Estate Account remains part of this contract and part of the accumulation under the contract. Transfers to any other accounts which are not offered under the terms of this contract are no longer part of this contract and its accumulation.

These transfers must generally be at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Because excessive transfer activity can hurt performance and other participants, we may further limit how often you transfer or otherwise modify the transfer privilege.

Transfers to other companies

Generally, you may transfer funds from the investment accounts to a company other than TIAA or CREF, subject to certain tax restrictions. This right may be limited by your employer’s plan. Roth amounts in a 403(b) or 401(a) plan can be rolled over only to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

32	Prospectus ■ TIAA Access

Under the Retirement Choice and Retirement Choice Plus Contracts, your employer could transfer monies from an investment account and apply it to another investment option not offered under this contract, subject to the terms of your plan, and without your consent.

Transfers from other companies/plans

Subject to your employer’s plan and federal tax law, you can usually transfer or roll over money from another 403(b), 401(a)/403(a) or governmental 457(b) retirement plan to your TIAA contract. You may also roll over before-tax amounts in a Traditional IRA to 403(b) plans, 401(a)/403(a) plans or eligible governmental 457(b) plans, provided such employer plans agree to accept the rollover. Roth amounts in a 403(b) or 401(a) plan can only be rolled over to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans. Funds in a private 457(b) plan can be transferred to another private 457(b) plan only. Accumulations in private 457(b) plans may not be rolled over to a qualified plan (e.g., a 401(a) plan), a 403(b) plan, a governmental 457(b) plan or an IRA.

Withdrawing cash

You may withdraw cash from your SRA or GSRA accumulation at any time during the accumulation period, provided federal tax law and the terms of your employer’s plan permits it (see below). Normally, you can’t withdraw money from your contract if you have already applied that money to begin receiving lifetime annuity income. Current federal tax law restricts your ability to make cash withdrawals from your accumulation under most voluntary salary reduction agreements. Withdrawals are generally available only if you reach age 59 1/2, leave your job, become disabled, or die, or if your employer terminates its retirement plan. If your employer’s plan permits, you may also be able to withdraw money if you encounter hardship, as defined by the IRS, but hardship withdrawals can be from contributions only, not investment earnings. You may be subject to a 10% penalty tax if you make a withdrawal before you reach age 59 1/2, unless an exception applies to your situation.

Under current federal tax law, you are not permitted to withdraw from 457(b) plans earlier than the calendar year in which you reach age 70  1/2 or leave your job or are faced with an unforeseeable emergency (as defined by law). There are generally no early withdrawal tax penalties if you withdraw under any of these circumstances (i.e., no 10% tax on distributions prior to age 59 1/2).

If you request a withdrawal, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file if you have elected this method of payment. A letter of instruction with a signature guarantee is required if the withdrawal is sent to an address other than the address of record, or to an address of record that has been changed within either the last 14 or 30 calendar days, depending on the service model applicable to your plan. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public

TIAA Access ■ Prospectus	33

cannot provide a signature guarantee. Proceeds directed to a bank account not on file have similar 14 or 30 day restrictions that require completion of a verification process. Please contact us for further information.

We reserve the right to require a signature guarantee on any withdrawal.

Systematic withdrawals to pay financial advisor fees

If permitted by your employer’s plan, you may authorize a series of systematic withdrawals to pay the fees of a financial advisor. Such systematic withdrawals are subject to all provisions applicable to systematic withdrawals, except as otherwise described in this section.

One series of systematic withdrawals to pay financial advisor fees may be in effect at the same time that one other series of systematic withdrawals is also in effect. Systematic withdrawals to pay financial advisor fees must be scheduled to be made quarterly only, on the first day of each calendar quarter. The amount withdrawn from each investment account must be specified in dollars or percentage of accumulation, and will be in proportion to the accumulations in each account at the end of the business day prior to the withdrawal. The financial advisor may request that we stop making withdrawals.

We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

Market timing/excessive trading policy

There are contractowners who may try to profit from transferring money back and forth among investment accounts in an effort to “time” the market. As money is shifted in and out of these investment accounts, we incur transaction costs and the underlying funds incur expenses for buying and selling securities. These costs are borne by all contractowners. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. The risk of pricing inefficiencies can be particularly acute for portfolios invested primarily in foreign securities, such as the TIAA-CREF International Equity Fund, the TIAA-CREF International Equity Index Fund, the TIAA-CREF Emerging Markets Equity Fund, the TIAA-CREF Emerging Markets Equity Index Fund, the American Funds EuroPacific Growth Fund, the Vanguard Emerging Markets Stock Index Fund, the Dodge & Cox International Stock Fund, and the DFA Emerging Markets Portfolio.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, contractowners who make a transfer out of any one of the investment accounts available under the contract (other than the investment accounts that invest in the TIAA-CREF Money Market Fund and the TIAA-CREF Short-Term Bond Fund) will not be able to make electronic transfers (i.e., over the Internet, by

34	Prospectus ■ TIAA Access

telephone or by fax) back into that same investment account in that contract for 30 calendar days starting the day after the transfer. The electronic transfers that will be restricted under this policy do not include certain types of transactions like systematic withdrawals, systematic purchases, automatic rebalancings, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by TIAA management.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an investment account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the funds under the separate account.

If we regard the transfer activity as disruptive to an underlying fund’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a contractowner’s ability to make transfers by telephone, fax or over the Internet. We also may stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar activity could be handled differently with the result that some market timing activity may not be detected.

We seek to apply our market timing and other transfer policies uniformly to all contractowners. We reserve the right to waive these policies where management believes that the waiver is in the contractowners’ best interests and that imposition of the policy’s restrictions is not necessary to protect contractowners from the effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. The contract is not appropriate for market timing. You should not invest in the contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time that we are unable to purchase or redeem shares of any of the funds under the separate account.

Contractowners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, there could be dilution in the value of account shares held by long-term participants, increased transaction costs, and interference with the efficient portfolio management of the affected fund.

The funds available as investment options under the contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. The prospectuses for the funds describe any such policies and procedures. The policies and procedures of a fund may be different, and more or less restrictive, than our policies and procedures or the

TIAA Access ■ Prospectus	35

policies and procedures of other funds. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading policies and procedures of the funds. However, we have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contractowners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contractowners who violate the market timing and excessive trading policies established by the fund.

In addition, some funds may impose redemption fees on short-term trading (i.e., redemptions of fund shares within a certain number of days after purchase). The fund determines the amount of the redemption fee and the fee is retained by or paid to the fund assessing the redemption fee and not by TIAA. The redemption fee may affect the number and value of accumulation units transferred out of the investment account that invests in that fund and, therefore, may affect the investment account accumulation. We reserve the right to administer and collect any such redemption fees from your accumulation on behalf of the funds.

Timing of payments to you

In general, we will make the following types of payments within seven calendar days after we have received all the information we need to process your request:

•	cash withdrawals;

•	transfers to TIAA (e.g., another TIAA annuity offered by your employer’s plan), CREF, funds, or to other companies;

•	payments under a fixed-period annuity; and

•	death benefits.

Each of these types of payments is described further below. The seven-day period may be extended in certain circumstances, such as an SEC-recognized emergency. There may also be delays in making payments for other reasons (e.g., payments in connection with loans, or if you have requested a transfer to another company and we have not received information we need from that company). If you request that withdrawal proceeds from an investment account be transferred to another investment vehicle and there is a delay in the investment of those proceeds, you will not experience the investment performance of that investment vehicle during such a delay. In addition, if, pursuant to SEC rules, the TIAA-CREF Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the TIAA-CREF Money Market investment account until the fund is liquidated.

36	Prospectus ■ TIAA Access

Receiving annuity income

The annuity period in general

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877 518-9161.) Participants in any other investment accounts who wish to elect annuity income can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Unless you opt for a lifetime annuity, generally you must be at least age 59 1/2 to begin receiving annuity income payments from your annuity contract free of a 10% early distribution penalty tax. Your employer’s plan may also restrict when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your contract shortly after you reach the later of age 70 1/2 or you retire. Also, you can’t begin a one-life annuity after you reach age 90, nor may you begin a two-life annuity after either you or your annuity partner reach age 90.

Your income payments may be paid out through a variety of income options. You can pick a different income option for different portions of your accumulation, but once you have started payments you usually can’t change your income option or annuity partner for that payment stream.

Usually income payments are monthly. You can choose quarterly, semiannual, and annual payments as well. TIAA has the right to not make payments at any interval that would cause the initial payment to be less than $100. We will send your payments by mail to your home address or, on your request, by mail or electronic funds transfer to your bank.

Your initial income payments are based on your accumulation on the last valuation day before the annuity starting date. Your payments change after the initial payment based on the investment account’s investment experience and the income change method you choose.

There are two income change methods for annuity payments: annual and monthly. Under the annual income change method, payments from the separate account change each May 1, based on the net investment results during the prior year (from the day following the last valuation day in March of the prior year through the last valuation day in March of the current year). Under the monthly income change method, payments change every month, based on the net investment results during the previous month. For the formulas used to calculate the amount of

TIAA Access ■ Prospectus	37

annuity payments, see “Annuity Payments.” The total value of your annuity payments may be more or less than your total premiums. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Annuity starting date

Ordinarily, annuity payments begin on the date you designate as your annuity starting date, provided we have received all documentation in good order necessary for the income option you’ve picked. If something is missing, we will let you know and will defer your annuity starting date until we receive the missing items and/or information. You may designate any future date for your annuitization request, in accordance with our procedures and as long as it is one on which we process annuitizations. Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment. Any premiums received within 70 days after payments begin may be used to provide additional annuity income. Premiums received after 70 days will remain in your accumulating annuity contract until you give us further instructions. For example, if we receive a premium from you 30 days after payments begin, we will recalculate your payments so you will receive additional annuity income. However, if we receive a premium from you 90 days after payments begin, then that premium would remain in the accumulation portion of the contract. Ordinarily, your first annuity payment can be made on any business day between the first and twentieth of any month.

Income options

Both the number of annuity units you purchase and the amount of your income payments will depend on which income option(s) you pick. Your employer’s plan, tax law and ERISA may limit which income options you can use to receive income from an RA, GRA, SRA, GSRA, Retirement Choice, or Retirement Choice Plus Contract. Ordinarily, you will choose your income options shortly before you want payments to begin, but you can make or change your choice any time before your annuity starting date.

All of the income options provide variable payments, and the amount of income you receive depends in part on the investment experience of the investment accounts selected by you. The current options are:

•

One-Life Annuity with or without Guaranteed Period: Pays income as long as you live. If you opt for a guaranteed period (10, 15 or 20 years) and you die before it’s over, income payments will continue to your beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at your death—so, it’s possible for you to receive only one payment if you die less than a month after payments start. (The 15-year guaranteed period is not available under all contracts.)

•	Annuity for a Fixed Period: Pays income for any period you choose from five to 30 years (two to 30 years for RAs, GRAs, and SRAs). (This option is not available under all contracts.)

38	Prospectus ■ TIAA Access

•

Two-Life Annuities: Pays income to you as long as you live, then continues at either the same or a reduced level for the life of your annuity partner. There are four types of two-life annuity options, all available with or without a guaranteed period—Full Benefit to Survivor, Two-Thirds Benefit to Survivor, 75% Benefit to Annuity Partner and a Half-Benefit to Annuity Partner. Under the Two-Thirds Benefit to Survivor option, payments to you will be reduced upon the death of your annuity partner.

•

Minimum Distribution Option (“MDO”): Generally available only if you must begin annuity payments under the IRC minimum distribution requirements. (Some employer plans allow you to elect this option earlier—contact TIAA for more information.) The option, if elected, automatically pays an amount designed to fulfill the distribution requirements under federal tax law. (The option is not available under all contracts.)

You must apply your entire accumulation under a contract if you want to use the MDO. It is possible that income under the MDO will cease during your lifetime. Prior to age 90, and subject to applicable plan and legal restrictions, you can apply any remaining part of an accumulation applied to the MDO to any other income option for which you’re eligible. Using the MDO will not affect your right to take a cash withdrawal of any accumulation not yet distributed (to the extent that a cash withdrawal was available to you under your contract and under the terms of your employer’s plan). This automatic payout option is not currently available under the Retirement Choice or Retirement Choice Plus Contracts. Instead, required minimum distributions will be paid directly from these contracts pursuant to the terms of your employer’s plan.

For any of the income options described above, current federal tax law says that your guaranteed period can’t exceed the joint life expectancy of you and your beneficiary or annuity partner, and other IRC stipulations may make some income options unavailable to you. Other income options may become available in the future, subject to the terms of your retirement plan and relevant federal and state laws. We may stop offering certain income options in the future. For more information about any annuity option, please contact us.

Receiving Lump-Sum Payments (Retirement Transition Benefit): If your employer’s plan allows, you may be able to receive a single sum payment of up to 10% of the value of any part of an accumulation being converted to annuity income on the annuity starting date. Of course, if your employer’s plan allows cash withdrawals, you can take a larger amount (up to 100%) of your accumulation as a cash payment. The retirement transition benefit will be subject to current federal income tax requirements and possible early distribution penalties. See “Taxes.”

Transfers during the annuity period

After you begin receiving annuity income, you can, subject to your employer’s plan, current tax law or the terms of your contract, transfer all or part of any annuity units (which determine annuity income payable) once each calendar quarter from

TIAA Access ■ Prospectus	39

the separate account into a “comparable annuity” payable from (i) another fund within the separate account (if available), (ii) a CREF account, (iii) the TIAA Real Estate Account, (iv) another TIAA annuity or (v) TIAA’s Traditional Annuity. You can also transfer annuity units from the CREF accounts or the TIAA Real Estate Account or another TIAA annuity into a comparable annuity payable from the separate account in accordance with the terms of your annuity contract. Comparable annuities are those which are payable under the same income option, and have the same first and second annuitant, and remaining guaranteed period.

We will process and credit your transfer on the business day we receive your request in good order. You can also choose to have a transfer take effect at the close of any future business day. Transfers under the annual income payment method will affect your annuity payments beginning on the May 1 following the March 31 which is on or after the effective date of the transfer. Transfers under the monthly income payment method and all transfers into TIAA’s Traditional Annuity will affect your annuity payments beginning with the first payment due after the monthly payment valuation day that is on or after the transfer date. You can switch between the annual and monthly income change methods, and the switch will go into effect on the last valuation day in March.

Annuity payments

You are the annuitant under the contract. This means if you choose a lifetime income option, annuity payments will continue for as long as you live. The amount of annuity payments we pay you or your beneficiary will depend upon the number and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. The amount of the annuity payments will change according to the income change method chosen.

Under the annual income change method, the value of an annuity unit for payments is redetermined on March 31 of each year (or, if March 31 is not a valuation day, the immediately preceding valuation day). This date is called the “annual payment valuation day.” Annuity payments change beginning May 1. The change reflects the net investment experience of the separate account. The net investment experience for the twelve months following the annual payment valuation day will be reflected in the annuity unit value determined on the next year’s annual payment valuation day.

Under the monthly income change method, the value of an annuity unit for payments is determined on the payment valuation day, which is the 20th day of the month preceding the payment due date or, if the 20th is not a business day, the preceding business day. The monthly changes in the value of an annuity unit reflect the net investment experience of the separate account. The formulas for calculating the number and value of annuity units payable are described below.

TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

40	Prospectus ■ TIAA Access

Calculating the Number of Annuity Units Payable: When a participant or a beneficiary converts all or a portion of his or her accumulation into an income-paying contract, the number of annuity units payable from the separate account under an income change method is determined by dividing the value of the account accumulation to be applied to provide the annuity payments by the product of the annuity unit value for that income change method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then-current settlement mortality schedules for this separate account. Contractowners bear no mortality risk under their contracts—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.

The number of annuity units payable under an income change method under your contract will be reduced by the number of annuity units you transfer out of that income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make into that income change method under your contract.

Value of Annuity Units: The investment account’s annuity unit value is calculated separately for each income change method for each valuation day. We assume an investment return of 4%. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the account is greater than 4% and decrease if the value is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the account will earn the 4% assumed investment return in the future.

The initial value of the annuity unit for a new annuitant is the value determined as of the valuation day before annuity payments start.

For participants under the annual income change method, the value of the annuity unit for payment remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of the last valuation day in March.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA Access ■ Prospectus	41

TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.

Death benefits

Choosing beneficiaries

Death benefits under TIAA contracts are payable to the beneficiaries you name, which may be subject to the terms of your employer’s plan. When you purchase your annuity contract, you name one or more beneficiaries to receive the death benefit if you die. You can generally change your beneficiaries anytime before you die, and, unless you instruct otherwise, your annuity partner can do the same after your death.

Your spouse’s rights

Your choice of beneficiary for death benefits may, in some cases, be subject to the consent of your spouse. Similarly, if you are married at the time of your death, federal law may require a portion of the death benefit be paid to your spouse even if you have named someone else as beneficiary. If you die without having named any beneficiary, any portion of your death benefit not payable to your spouse will go to your estate.

Amount of death benefit

If you die during the accumulation period, the death benefit is the amount of your accumulation. If you and your annuity partner die during the annuity period while payments are still due under a fixed-period annuity or for the remainder of a guaranteed period, the death benefit is the value of the remaining guaranteed payments.

Payment of death benefit

To authorize payment and pay a death benefit, we must have received all necessary forms and documentation (in good order), including proof of death and the selection of the method of payment.

Methods of payment of death benefits

Generally, you can choose for your beneficiary the method we will use to pay the death benefit, but few participants do this. If you choose a payment method, you can also prevent your beneficiaries from changing it. Most people leave the choice to their beneficiaries. We can prevent any choice if its initial payment is less than $25. If death occurs while the annuity contract is in the accumulation stage, in most cases we can pay the death benefit using the TIAA-CREF Savings and Investment Plan (defined below). We will not do this if you preselected another option or if the beneficiary elects another option. Some beneficiaries, such as charities and certain estates or trusts, are not eligible for the Savings and

42	Prospectus ■ TIAA Access

Investment Plan. If your beneficiary is not eligible and does not specifically instruct us to start paying death benefits within a year of your death, we may start making payments to them over five years using the fixed-period annuity method of payment.

Payments during accumulation period

Currently, the available methods of payment for death benefits from funds in the accumulation period are:

•	Single-Sum Payment, in which the entire death benefit is paid to your beneficiary at once;

•	One-Life Annuity With or Without Guaranteed Period, in which the death benefit is paid for the life of the beneficiary or through the guaranteed period;

•	Annuity for a Fixed Period of 5 to 30 years (not available under Retirement Choice and Retirement Choice Plus), in which the death benefit is paid for a fixed period;

•

Minimum Distribution Payments (also called the TIAA-CREF Savings and Investment Plan), which automatically pays income according to the Internal Revenue Code’s minimum distribution requirements. This payment method operates in much the same way as the minimum distribution option. It is possible under this method that your beneficiary will not receive income for life. This payment method is not available under Retirement Choice or Retirement Choice Plus contracts.

Death benefits are usually paid monthly (unless you chose a single-sum method of payment), but your beneficiary can switch them to quarterly, semiannual or annual payments. Note that for Retirement Choice and Retirement Choice Plus contracts, beneficiaries may only receive either a single-sum payment or a one-life annuity (with or without a guaranteed period).

Payments during annuity period

If you and your annuity partner die during the annuity period, your beneficiary can choose to receive any remaining guaranteed periodic payments due under your contract. Alternatively, your beneficiary can choose to receive the commuted value of those payments in a single sum unless you have indicated otherwise. The amount of the commuted value will be different from the total of the periodic payments that would otherwise be paid.

Ordinarily, death benefits are subject to federal tax. If taken as a lump sum, death benefits would be taxed like complete withdrawals. If taken as annuity benefits, the death benefit would be taxed like annuity payments. For more information, see the discussion under “Taxes” below.

TIAA Access ■ Prospectus	43

Employer plan fee withdrawals

Your employer may, in accordance with the terms of your plan, and with TIAA’s approval, withdraw amounts from your accumulations under your Retirement Choice or Retirement Choice Plus contract, and, if your certificate so provides, on your GRA or GSRA, or GA contract, to pay fees associated with the administration of the plan. TIAA also reserves the right to suspend or reinstate its approval for a plan to make such withdrawals. The amount and the effective date of an employer plan fee withdrawal will be in accordance with the terms of your plan. TIAA will determine all values as of the end of the effective date under the plan.

An employer plan fee withdrawal cannot be revoked after its effective date under the plan. Each employer plan fee withdrawal will be made on a pro-rata basis from all your available TIAA and CREF Accounts. An employer plan fee withdrawal reduces the accumulation from which it is paid by the amount withdrawn. If allowed by your contract, your employer may also charge a fee on your Account to pay fees associated with administering the plan.

Spouse’s rights to benefits

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your rights to choose certain benefits are restricted by the rights of your spouse to benefits as follows:

•	Spouse’s survivor retirement benefit. If you are married on your annuity starting date, your income benefit must be paid under a two-life annuity with your spouse as second annuitant.

•

Spouse’s survivor death benefit. If you die before your annuity starting date and your spouse survives you, the payment of the death benefit to your named beneficiary may be subject to your spouse’s right to receive a death benefit. Under an employer plan subject to ERISA, your spouse has the right to a death benefit of at least 50% of any part of your accumulation attributable to contributions made under such a plan. Under an employer plan not subject to ERISA, your spouse may have the right to a death benefit in the amount stipulated in the plan.

Your spouse may consent to a waiver of his or her rights to these benefits.

Waiver of spouse’s rights

If you are married, and all or part of your accumulation is attributable to contributions made under:

44	Prospectus ■ TIAA Access

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your spouse must consent to a waiver of his or her rights to survivor benefits before you can choose:

•	an income option other than a two-life annuity with your spouse as second annuitant; or

•	beneficiaries who are not your spouse for more than the percentage of the death benefit allowed by the employer plan; or

•	a lump-sum benefit.

In order to waive the rights to spousal survivor benefits, we must receive, in a form satisfactory to us, your spouse’s consent, or a satisfactory verification that your spouse cannot be located. A waiver of rights with respect to an income option or a lump-sum benefit must be made in accordance with the IRC and ERISA, or the applicable provisions of your employer plan. A waiver of the survivor death benefit may not be effective if it is made prior to the earlier of the plan year in which you reach age 35 or your severance from employment of your employer.

Verification of your marital status may be required, in a form satisfactory to us, for purposes of establishing your spouse’s rights to benefits or a waiver of these rights. (For more information about the definition of a “spouse”, see “Taxes—Federal Defense of Marriage Act.”) You may revoke a waiver of your spouse’s rights to benefits at any time during your lifetime and before the annuity starting date. Your spouse may not revoke a consent to a waiver after the consent has been given.

Charges

Separate account charges

We deduct charges each valuation day from the assets of each investment account for various services required to administer the separate account and the contracts and to cover certain insurance risks borne by us. The contract allows for total separate account charges (i.e., administrative expense and mortality and expense risk charges) of up to 2.00% of net assets of the investment accounts annually. The total separate account charges for payout annuities will not exceed 2.00% of net assets of the investment accounts annually. The current charges applicable to your contract are listed in the Summary at the beginning of this prospectus. While TIAA reserves the right to increase the separate account charges at any time (up to the 2.00% maximum), we will provide at least three months’ notice before any such increase.

Administrative Expense Charge. This daily charge is for administration and operations, such as allocating premiums and administering accumulations.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the contract.

TIAA Access ■ Prospectus	45

TIAA’s mortality risks come from its obligations to make annuity payments. We assume the risk of making annuity payments regardless of how long the annuitant(s) may live or whether the mortality experience of annuitants as a group is better than expected.

Our expense risk is the possibility that our actual expenses for administering and marketing the contract and for operating the separate account will be higher than the amount recovered through the administrative expense deduction.

If the mortality and expense risk charge allowed under the contract is not enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our general account assets, which may include amounts derived from the mortality and expense risk charge, to Services, the principal distributor of the contract.

Other charges and expenses

Fund Expenses. Certain deductions and expenses of the underlying funds are paid out of the assets of the funds. These expenses include charges for investment advice, portfolio accounting, custody, and other services provided for the fund. The investment advisors are entitled to an annual fee based on a percentage of the average daily net assets of each fund. For more information on underlying fund deductions and expenses, please read the funds’ current prospectuses.

No Deductions from Premiums or Surrender Charge. The contract provides for no front-end charges and no surrender charge.

Premium Taxes. Some states assess premium taxes on the premiums paid under the contract. We will deduct the total amount of premium taxes, if any, from your accumulation based on current state insurance laws, subject to the provisions of your contract, and our status in the state. Generally, premium taxes range from 0.5% to 3.5%, depending on the state.

Taxes

This section offers general information concerning federal taxes. It does not cover every situation. Check with your tax advisor for more information.

This contract may be purchased only in connection with a tax qualified retirement plan under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). If the contract were to be purchased other than in connection with such a tax-qualified retirement plan, you would not receive the tax benefits normally associated with annuity contracts and you would be subject to current tax. The following discussion assumes that the contract is issued in connection with one of the retirement plans listed above.

During the accumulation period, premiums paid in before-tax dollars, employer contributions and earnings attributable to these amounts are not taxed until they’re withdrawn. Annuity payments, single sum withdrawals, systematic withdrawals, and death benefits are usually taxed as ordinary income. Premiums paid in after-tax

46	Prospectus ■ TIAA Access

dollars are not taxable when withdrawn, but earnings attributable to these amounts are taxable unless those amounts are contributed as Roth contributions to a 401(a), 403(b), or governmental 457(b) plan and certain criteria are met before the amounts (and the income on the amounts) are withdrawn. Generally, transfers between qualified retirement plans and between 403(b) plans are not taxed. Transfers among the investment accounts also are not taxed.

Generally, contributions you can make under an employer’s plan are limited by federal tax law. Employee voluntary salary reduction contributions and Roth after-tax contributions to 403(b) and 401(k) plans are limited to $17,500 per year ($23,000 per year if you are age 50 or older). Certain long-term employees may be able to defer up to $20,500 per year in a 403(b) plan ($26,000 per year if you are age 50 or older).

The maximum contribution limit to a 457(b) nonqualified deferred compensation plan for employees of state and local governments is the lesser of $17,500 ($23,000 if you are age 50 or older) or 100% of “includable compensation” (as defined by law).

Note that the dollar amounts listed above are for 2014; different dollar limits may apply in future years.

Early Distributions: If you receive a distribution from any 401(a), 403(a), or 403(b) retirement plan before you reach age 59 1/2 and you do not roll over or directly transfer such distribution to an IRA or employer plan in accordance with federal tax law, you may have to pay an additional 10% early distribution tax on the taxable amount. In general, however, there is no penalty on distributions (1) made on or after the taxpayer reaches age 59 1/2, (2) made on or after the death of the contractowner, (3) attributable to the taxpayer’s becoming disabled, or (4) made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Early distributions from 457(b) plans are not subject to a 10% penalty tax unless, in the case of a governmental 457(b) plan, the distribution includes amounts rolled over to the plan from a 401(a), 403(a), or 403(b) plan. Consult your tax advisor for more information.

Minimum Distribution Requirements: In most cases, payments from qualified contracts must begin by April 1 of the year after the year you reach age 70 1/2, or if later, retirement. Under the terms of certain retirement plans, the plan administrator may direct us to make the minimum distributions required by law even if you do not elect to receive them. In addition, if you do not begin distributions on time, you may be subject to a 50% excise tax on the amount you should have received but did not. You are responsible for requesting distributions that comply with the minimum distribution rules.

Withholding on Distributions: If we pay an “eligible rollover” distribution directly to you, federal law requires us to withhold 20% from the taxable portion. On the other hand, if we roll over such a distribution directly to an IRA or employer plan, we do

TIAA Access ■ Prospectus	47

not withhold any federal income tax. The 20% withholding also does not apply to certain types of distributions that are not considered eligible rollovers, such as lifetime annuity payments, or minimum distribution payments.

For the taxable portion of noneligible rollover distributions, we will withhold federal income taxes unless you tell us not to and you are eligible to avoid withholding. However, if you tell us not to withhold but we do not have your taxpayer identification number on file, we still are required to deduct taxes. These rules also apply to distributions from governmental 457(b) plans. In general, all amounts received under a private 457(b) plan are taxable and are subject to federal income tax withholding as wages.

Annuity Purchases by Nonresident Aliens. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Federal Estate, Gift and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contractowner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS. For 2014, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,340,000 and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Federal Defense of Marriage Act. The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract’s death benefit and any joint-life coverage under an optional living benefit. All contract provisions relating to spousal continuation are

48	Prospectus ■ TIAA Access

available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of the Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

Special Rules for Withdrawals to Pay Advisory Fees: If you have arranged for us to pay advisory fees to your financial advisor from your accumulations, those partial withdrawals generally will not be treated as taxable distributions as long as:

•	the payment is for expenses that are ordinary and necessary;

•	the payment is made from a Section 401(a), 403(a), or 403(b) retirement plan;

•	your financial advisor’s payment is only made from the accumulations in your retirement plan, and not directly by you or anyone else, under the agreement with your financial advisor; and

•	once advisory fees begin to be paid from your retirement plan, you continue to pay those fees solely from your plan and not from any other source.

Such payments can only be made if permitted under your employer’s retirement plan.

Additional information

Financial Condition of TIAA: Many financial services companies, including insurance companies, have been facing challenges in the recent economic and market environment. We are providing important information to help you understand how our contracts work and how our ability to meet our obligations affects your contract.

Assets in the Separate Account. You assume all of the investment risk for accumulations allocated to the investment accounts. Your accumulation in the investment accounts is part of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged

TIAA Access ■ Prospectus	49

with liabilities arising from any other business that we may conduct. This means that your accumulated value allocated to the separate account should generally not be adversely affected by the financial condition of our general account. See “The Separate Account.”

Assets in the General Account. We issue insurance policies and financial products other than TIAA Access, and some of these products are supported by the assets in our general account (e.g., TIAA Traditional). These general account products are subject to our claims-paying ability.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective contractowners to read and understand our financial statements. Our financial statements, as well as the financial statements of the separate account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address referenced earlier in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov.

Customer Complaints: Customer complaints may be directed to TIAA-CREF, P.O. Box 1259, Charlotte, NC 28201, telephone 800 842-2252.

Choices and Changes: You have to make your choices or changes through a written notice that is satisfactory to us and received (in good order) at our home office or at some other location that we have specifically designated for that purpose. When we receive a notice of a change in beneficiary or other person named to receive payments, we will make the change as of the date it was signed, even if the signer has died in the meantime. We make all other changes as of the date the notice is received in good order.

Telephone and Internet Transactions: You can use our Automated Telephone Service (“ATS”) or the TIAA-CREF website’s account access feature to check your account balances, transfer between accounts or to TIAA, and allocate future contributions among the accounts and funds offered under your employer’s plan available to you through TIAA-CREF. You will be asked to enter your Personal

50	Prospectus ■ TIAA Access

Identification Number (“PIN”) and Social Security Number for both systems. (You can establish a PIN by calling us.) Both will lead you through the transaction process and we will use reasonable procedures to confirm that instructions given are genuine. If we use such procedures, we are not responsible for incorrect or fraudulent transactions. All transactions made over the ATS and Internet are electronically recorded.

To use the ATS, you need a touch-tone telephone. The toll-free number for the ATS is 800 842-2252. To use the Internet, go to the account access feature of the TIAA-CREF website at www.tiaa-cref.org.

We can suspend or terminate your ability to transact by Internet, telephone or fax at any time, for any reason.

Electronic Prospectuses: If you received this prospectus electronically and would like a paper copy, please call 877 518-9161 and we will send it to you.

Assigning Your Contract: Generally, neither you nor your beneficiaries can assign ownership of the contract to someone else.

Errors or Omissions: We reserve the right to correct any errors or omissions on any form, report, or statement that we send you.

Texas Optional Retirement Program Participants: If you are in the Texas Optional Retirement Program, you (or your beneficiary) can redeem some or all of your accumulation only if you retire, die, or leave your job in the state’s public institutions of higher education.

Householding: To lower expenses and eliminate duplicate documents sent to your home, we may mail only one copy of the TIAA prospectus and other required documents to your household, even if more than one participant lives there. If you prefer to continue to receive your own copy of any document, write or call us at 800 842-2252.

Distribution: We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the contracts is TIAA-CREF Individual & Institutional Services, LLC, a subsidiary of TIAA. Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. No commissions are paid to dealers as a percentage of purchase payments. Underwriting commissions are not paid to Services for distribution of the contracts. We pay Services a fee from our general account assets for sales of the contracts. We paid approximately $1,974,158, $1,181,101, and $743,253 in fees to Services for fiscal years 2013, 2012 and 2011, respectively, for distribution of the contracts. We intend to recoup any payments made to Services through fees and charges imposed under the contract.

Legal Proceedings: Neither the separate account, TIAA nor Services is involved in any legal action that we consider likely to have a material adverse effect on the separate account, the ability of TIAA to meet its obligations under the contracts, or the ability of Services to perform its contract with the separate account.

TIAA Access ■ Prospectus	51

Unclaimed Property: Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contractowners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances. Contractowners are urged to keep their own, as well as their insureds’, beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated in writing to TIAA at P.O. Box 1259, Charlotte, NC 28201, by calling our Automated Telephone Service (24 hours a day) at 800 842-2252 or via www.tiaa-cref.org.

Statements and reports

You will receive a confirmation statement each time you make a transfer to, a transfer out, or a cash withdrawal from the separate account or among the investment accounts. The statement will show the date and amount of each transaction. However, if you are using an automatic investment plan, you will receive a statement confirming those transactions following the end of each calendar quarter.

If you have any accumulations in the separate account, you will be sent a statement each quarter which sets forth the following:

(1)	premiums paid during the quarter;

(2)	the number and dollar value of accumulation units in the investment accounts credited to you during the quarter and in total;

(3)	cash withdrawals, if any, from the investment accounts during the quarter; and

(4)	any transfers during the quarter.

You will also receive, at least semi-annually, reports containing the financial statements of the funds and a schedule of investments held by the funds.

52	Prospectus ■ TIAA Access

Table of contents for the Statement of Additional Information

Variable Annuity Payments	B-2

General Matters	B-2

State Regulation	B-3

Legal Matters	B-3

Experts	B-3

Additional Information	B-3

Management Related Service Contracts	B-3

Financial Statements	B-4

TIAA Access ■ Prospectus	53

Appendix A: Separate account condensed financial information

Presented below is condensed financial information for the separate account for the periods indicated. The table shows per accumulation unit data for the investment accounts of the separate account offered in this prospectus. The data should be read in conjunction with the financial statements and other financial information included in the SAI. The SAI is available without charge upon request.

54	Prospectus ■ TIAA Access

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF Bond Fund Sub-Account
2013		667	$34.16 to $35.38	$33.54 to $34.96
2012		512	$32.06 to $32.99	$34.16 to $35.38
2011		468	$30.26 to $30.94	$32.06 to $32.99
2010		335	$28.51 to $28.97	$30.26 to $30.94
2009		146	$26.98 to $27.26	$28.51 to $28.97
2008		6	$26.41 to $26.55	$26.98 to $27.26
2007	(j)	0.2	$25.00	$26.41 to $26.55

TIAA-CREF Bond Index Fund Sub-Account
2013		628	$27.20 to $27.49	$26.37 to $26.83
2012		289	$26.32 to $26.44	$27.20 to $27.49
2011	(k)	143	$25.00	$26.32 to $26.44

TIAA-CREF Bond Plus Fund Sub-Account
2013		1,310	$33.96 to $35.17	$33.47 to $34.90
2012		1,083	$31.54 to $32.46	$33.96 to $35.17
2011		704	$29.74 to $30.41	$31.54 to $32.46
2010		397	$27.62 to $28.07	$29.74 to $30.41
2009		153	$25.23 to $25.49	$27.62 to $28.07
2008		8	$26.05 to $26.18	$25.23 to $25.49
2007	(j)	1	$25.00	$26.05 to $26.18

TIAA-CREF Emerging Markets Equity Fund Sub-Account
2013		32	$22.52 to $22.76	$22.27 to $22.66
2012		23	$18.83 to $18.91	$22.52 to $22.76
2011	(k)	1	$25.00	$18.83 to $18.91

TIAA-CREF Emerging Markets Equity Index Fund Sub-Account
2013		29	$22.54 to $22.79	$21.66 to $22.04
2012		16	$19.15 to $19.23	$22.54 to $22.79
2011	(k)	9	$25.00	$19.15 to $19.23

TIAA-CREF Equity Index Fund Sub-Account
2013		1,666	$27.28 to $28.26	$36.14 to $37.68
2012		1,256	$23.63 to $24.31	$27.28 to $28.26
2011		1,022	$23.57 to $24.10	$23.63 to $24.31
2010		920	$20.32 to $20.65	$23.57 to $24.10
2009		848	$15.96 to $16.13	$20.32 to $20.65
2008		14	$25.62 to $25.75	$15.96 to $16.13
2007	(j)	5	$25.00	$25.62 to $25.75

TIAA Access ■ Prospectus	55

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF Growth & Income Fund Sub-Account
2013		4,250	$31.48 to $32.61	$41.98 to $43.77
2012		3,894	$27.25 to $28.04	$31.48 to $32.61
2011		2,730	$26.66 to $27.26	$27.25 to $28.04
2010		2,266	$23.73 to $24.12	$26.66 to $27.26
2009		1,891	$18.84 to $19.04	$23.73 to $24.12
2008		527	$29.20 to $29.34	$18.84 to $19.04
2007	(j)	108	$25.00	$29.20 to $29.34

TIAA-CREF High-Yield Fund Sub-Account
2013		233	$28.47 to $40.40	$30.00 to $42.85
2012		189	$25.08 to $35.35	$28.47 to $40.40
2011		104	$32.99 to $33.34	$25.08 to $35.35
2010		55	$28.91 to $29.12	$32.99 to $33.34
2009		30	$20.47 to $20.57	$28.91 to $29.12
2008		4	$25.48 to $25.60	$20.47 to $20.57
2007	(j)	0.3	$25.00	$25.48 to $25.60

TIAA-CREF Inflation-Linked Bond Fund Sub-Account
2013		179	$36.66 to $37.97	$33.20 to $34.61
2012		204	$34.68 to $35.68	$36.66 to $37.97
2011		151	$30.82 to $31.52	$34.68 to $35.68
2010		82	$29.27 to $29.75	$30.82 to $31.52
2009		46	$26.93 to $27.21	$29.27 to $29.75
2008		9	$27.58 to $27.72	$26.93 to $27.21
2007	(j)	0.2	$25.00	$27.58 to $27.72

TIAA-CREF International Equity Fund Sub-Account
2013		8,675	$22.26 to $23.06	$27.40 to $28.57
2012		6,979	$17.08 to $17.58	$22.26 to $23.06
2011		5,603	$22.51 to $23.01	$17.08 to $17.58
2010		4,310	$18.90 to $19.21	$22.51 to $23.01
2009		2,729	$14.43 to $14.59	$18.90 to $19.21
2008		1,461	$28.84 to $28.98	$14.43 to $14.59
2007	(j)	901	$25.00	$28.84 to $28.98

56	Prospectus ■ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF International Equity Index Fund Sub-Account
2013		8,484	$22.53 to $23.48	$27.36 to $28.43
2012		6,816	$19.00 to $19.87	$22.53 to $23.48
2011		4,444	$21.72 to $21.94	$19.00 to $19.87
2010		3,305	$20.27 to $20.42	$21.72 to $21.94
2009		2,119	$15.72 to $15.79	$20.27 to $20.42
2008		948	$27.23 to $27.37	$15.72 to $15.79
2007	(j)	304	$25.00	$27.23 to $27.37

TIAA-CREF Large-Cap Growth Fund Sub-Account
2013		919	$30.64 to $31.73	$42.51 to $44.32
2012		747	$26.39 to $27.16	$30.64 to $31.73
2011		585	$26.16 to $26.75	$26.39 to $27.16
2010		365	$23.30 to $23.67	$26.16 to $26.75
2009		202	$17.39 to $17.58	$23.30 to $23.67
2008		26	$29.72 to $29.87	$17.39 to $17.58
2007	(j)	8	$25.00	$29.72 to $29.87

TIAA-CREF Large-Cap Growth Index Fund Sub-Account
2013		1,764	$26.70 to $31.33	$35.33 to $41.73
2012		1,143	$23.35 to $27.22	$26.70 to $31.33
2011		906	$26.29 to $26.56	$23.35 to $27.22
2010		846	$22.67 to $22.83	$26.29 to $26.56
2009		696	$16.60 to $16.68	$22.67 to $22.83
2008		511	$27.03 to $27.17	$16.60 to $16.68
2007	(j)	144	$25.00	$27.03 to $27.17

TIAA-CREF Large-Cap Value Fund Sub-Account
2013		10,193	$24.68 to $25.56	$32.93 to $34.33
2012		6,556	$20.77 to $21.38	$24.68 to $25.56
2011		4,750	$22.19 to $22.69	$20.77 to $21.38
2010		3,490	$18.92 to $19.23	$22.19 to $22.69
2009		1,623	$14.57 to $14.72	$18.92 to $19.23
2008		572	$24.41 to $24.54	$14.57 to $14.72
2007	(j)	186	$25.00	$24.41 to $24.54

TIAA Access ■ Prospectus	57

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF Large-Cap Value Index Fund Sub-Account
2013		2,610	$24.64 to $26.67	$32.46 to $35.03
2012		1,823	$21.09 to $22.89	$24.64 to $26.67
2011		1,238	$21.12 to $21.34	$21.09 to $22.89
2010		974	$18.39 to $18.52	$21.12 to $21.34
2009		777	$15.43 to $15.50	$18.39 to $18.52
2008		468	$24.47 to $24.60	$15.43 to $15.50
2007	(j)	71	$25.00	$24.47 to $24.60

TIAA-CREF Lifecycle Retirement Income Fund Sub-Account
2013		653	$29.92 to $30.78	$32.62 to $33.78
2012		528	$27.03 to $27.63	$29.92 to $30.78
2011		400	$26.50 to $26.91	$27.03 to $27.63
2010		213	$24.13 to $24.35	$26.50 to $26.91
2009		62	$20.90 to $20.98	$24.13 to $24.35
2008	(l)	1	$25.00	$20.90 to $20.98

TIAA-CREF Lifecycle 2010 Fund Sub-Account
2013		2,040	$30.40 to $31.49	$33.80 to $35.24
2012		1,779	$27.19 to $27.98	$30.40 to $31.49
2011		1,403	$26.94 to $27.54	$27.19 to $27.98
2010		1,179	$24.27 to $24.67	$26.94 to $27.54
2009		835	$20.46 to $20.68	$24.27 to $24.67
2008		479	$26.90 to $27.04	$20.46 to $20.68
2007	(j)	222	$25.00	$26.90 to $27.04

TIAA-CREF Lifecycle 2015 Fund Sub-Account
2013		3,582	$29.71 to $30.78	$33.61 to $35.04
2012		2,819	$26.38 to $27.15	$29.71 to $30.78
2011		2,190	$26.39 to $26.98	$26.38 to $27.15
2010		1,480	$23.60 to $23.98	$26.39 to $26.98
2009		965	$19.56 to $19.77	$23.60 to $23.98
2008		371	$26.92 to $27.06	$19.56 to $19.77
2007	(j)	187	$25.00	$26.92 to $27.06

58	Prospectus ■ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF Lifecycle 2020 Fund Sub-Account
2013		5,233	$28.88 to $29.91	$33.39 to $34.81
2012		3,733	$25.38 to $26.12	$28.88 to $29.91
2011		2,503	$25.65 to $26.22	$25.38 to $26.12
2010		1,523	$22.78 to $23.15	$25.65 to $26.22
2009		910	$18.61 to $18.81	$22.78 to $23.15
2008		353	$26.83 to $26.96	$18.61 to $18.81
2007	(j)	86	$25.00	$26.83 to $26.96

TIAA-CREF Lifecycle 2025 Fund Sub-Account
2013		5,101	$28.09 to $29.10	$33.27 to $34.69
2012		3,847	$24.48 to $25.20	$28.09 to $29.10
2011		2,546	$24.99 to $25.55	$24.48 to $25.20
2010		1,600	$22.10 to $22.45	$24.99 to $25.55
2009		1,004	$17.76 to $17.94	$22.10 to $22.45
2008		317	$26.82 to $26.96	$17.76 to $17.94
2007	(j)	102	$25.00	$26.82 to $26.96

TIAA-CREF Lifecycle 2030 Fund Sub-Account
2013		4,849	$27.26 to $28.24	$33.03 to $34.44
2012		3,757	$23.57 to $24.26	$27.26 to $28.24
2011		2,598	$24.32 to $24.86	$23.57 to $24.26
2010		1,633	$21.36 to $21.70	$24.32 to $24.86
2009		897	$16.95 to $17.13	$21.36 to $21.70
2008		327	$26.85 to $26.98	$16.95 to $17.13
2007	(j)	73	$25.00	$26.85 to $26.98

TIAA-CREF Lifecycle 2035 Fund Sub-Account
2013		4,842	$26.96 to $27.92	$33.38 to $34.80
2012		3,629	$23.15 to $23.82	$26.96 to $27.92
2011		2,450	$24.14 to $24.68	$23.15 to $23.82
2010		1,508	$21.10 to $21.45	$24.14 to $24.68
2009		836	$16.53 to $16.71	$21.10 to $21.45
2008		285	$26.89 to $27.02	$16.53 to $16.71
2007	(j)	50	$25.00	$26.89 to $27.02

TIAA Access ■ Prospectus	59

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF Lifecycle 2040 Fund Sub-Account
2013		5,921	$27.09 to $28.06	$33.97 to $35.42
2012		4,564	$23.23 to $23.90	$27.09 to $28.06
2011		3,193	$24.27 to $24.82	$23.23 to $23.90
2010		2,106	$21.19 to $21.53	$24.27 to $24.82
2009		1,237	$16.60 to $16.77	$21.19 to $21.53
2008		421	$26.95 to $27.08	$16.60 to $16.77
2007	(j)	98	$25.00	$26.95 to $27.08

TIAA-CREF Lifecycle 2045 Fund Sub-Account
2013		2,745	$26.21 to $26.96	$32.84 to $34.01
2012		1,801	$22.46 to $22.96	$26.21 to $26.96
2011		971	$23.48 to $23.85	$22.46 to $22.96
2010		367	$20.51 to $20.70	$23.48 to $23.85
2009		106	$16.07 to $16.13	$20.51 to $20.70
2008	(l)	2	$25.00	$16.07 to $16.13

TIAA-CREF Lifecycle 2050 Fund Sub-Account
2013		2,001	$25.93 to $26.68	$32.49 to $33.64
2012		1,220	$22.23 to $22.72	$25.93 to $26.68
2011		626	$23.22 to $23.58	$22.23 to $22.72
2010		245	$20.30 to $20.48	$23.22 to $23.58
2009		80	$15.93 to $15.99	$20.30 to $20.48
2008	(l)	1	$25.00	$15.93 to $15.99

TIAA-CREF Lifecycle 2055 Fund Sub-Account
2013		8	$25.99 to $26.05	$32.57 to $32.92
2012	(m)	0.5	$24.64	$25.99 to $26.05

TIAA-CREF Mid-Cap Growth Fund Sub-Account
2013		3,457	$31.13 to $32.25	$42.27 to $44.07
2012		2,959	$26.59 to $27.37	$31.13 to $32.25
2011		2,707	$28.27 to $28.91	$26.59 to $27.37
2010		2,332	$22.17 to $22.53	$28.27 to $28.91
2009		1,346	$15.21 to $15.37	$22.17 to $22.53
2008		290	$28.51 to $28.65	$15.21 to $15.37
2007	(j)	133	$25.00	$28.51 to $28.65

60	Prospectus ■ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF Mid-Cap Value Fund Sub-Account
2013		10,547	$27.90 to $28.90	$36.71 to $38.28
2012		9,067	$24.11 to $24.81	$27.90 to $28.90
2011		7,560	$24.83 to $25.39	$24.11 to $24.81
2010		5,860	$20.65 to $20.98	$24.83 to $25.39
2009		3,526	$15.14 to $15.31	$20.65 to $20.98
2008		1,517	$25.69 to $25.82	$15.14 to $15.31
2007	(j)	328	$25.00	$25.69 to $25.82

TIAA-CREF Money Market Fund Sub-Account
2013		263	$25.93 to $26.86	$25.74 to $26.84
2012		151	$26.12 to $26.88	$25.93 to $26.86
2011		132	$26.30 to $26.89	$26.12 to $26.88
2010		88	$26.48 to $26.90	$26.30 to $26.89
2009		66	$26.55 to $26.83	$26.48 to $26.90
2008		48	$26.02 to $26.15	$26.55 to $26.83
2007	(j)	0.2	$25.00	$26.02 to $26.15

TIAA-CREF Real Estate Securities Fund Sub-Account
2013		2,277	$23.41 to $24.25	$23.63 to $24.64
2012		1,803	$19.73 to $20.31	$23.41 to $24.25
2011		1,228	$18.59 to $19.00	$19.73 to $20.31
2010		800	$14.29 to $14.52	$18.59 to $19.00
2009		290	$11.55 to $11.67	$14.29 to $14.52
2008		36	$18.95 to $19.05	$11.55 to $11.67
2007	(j)	3	$25.00	$18.95 to $19.05

TIAA-CREF S&P 500 Index Fund Sub-Account
2013		2,491	$26.84 to $27.87	$35.23 to $36.81
2012		1,817	$23.32 to $24.06	$26.84 to $27.87
2011		1,132	$23.37 to $23.61	$23.32 to $24.06
2010		979	$20.43 to $20.58	$23.37 to $23.61
2009		860	$16.23 to $16.31	$20.43 to $20.58
2008		478	$25.78 to $25.91	$16.23 to $16.31
2007	(j)	103	$25.00	$25.78 to $25.91

TIAA Access ■ Prospectus	61

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF Short-Term Bond Fund Sub-Account
2013		400	$26.00 to $31.49	$25.89 to $31.57
2012		358	$25.25 to $30.39	$26.00 to $31.49
2011		337	$29.34 to $29.65	$25.25 to $30.39
2010		260	$28.13 to $28.34	$29.34 to $29.65
2009		154	$26.73 to $26.86	$28.13 to $28.34
2008		79	$26.12 to $26.25	$26.73 to $26.86
2007	(j)	47	$25.00	$26.12 to $26.25

TIAA-CREF Small-Cap Blend Index Fund Sub-Account
2013		5,637	$27.67 to $28.66	$38.17 to $39.79
2012		3,445	$23.91 to $24.60	$27.67 to $28.66
2011		2,658	$25.12 to $25.69	$23.91 to $24.60
2010		2,577	$19.97 to $20.29	$25.12 to $25.69
2009		1,575	$15.86 to $16.03	$19.97 to $20.29
2008		20	$24.06 to $24.18	$15.86 to $16.03
2007	(j)	3	$25.00	$24.06 to $24.18

TIAA-CREF Small-Cap Equity Fund Sub-Account
2013		3,859	$26.27 to $27.22	$36.51 to $38.06
2012		3,401	$23.21 to $23.88	$26.27 to $27.22
2011		2,779	$24.33 to $24.88	$23.21 to $23.88
2010		1,771	$19.23 to $19.54	$24.33 to $24.88
2009		772	$15.26 to $15.43	$19.23 to $19.54
2008		413	$22.88 to $22.99	$15.26 to $15.43
2007	(j)	91	$25.00	$22.88 to $22.99

TIAA-CREF Social Choice Equity Fund Sub-Account
2013		1,192	$27.10 to $28.07	$36.13 to $37.67
2012		807	$23.94 to $24.64	$27.10 to $28.07
2011		707	$24.13 to $24.68	$23.94 to $24.64
2010		578	$20.98 to $21.32	$24.13 to $24.68
2009		345	$15.97 to $16.14	$20.98 to $21.32
2008		131	$25.21 to $25.33	$15.97 to $16.14
2007	(j)	30	$25.00	$25.21 to $25.33

62	Prospectus ■ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest		Accumulation Unit Value, End of Period Lowest to Highest
American Funds EuroPacific Growth Fund (Class R-5) Sub-Account
2013		3,634	$26.58 to $27.70		$31.80 to $33.35
2012		2,167	$22.86 to $23.19		$26.58 to $27.70
2011		1,980	$26.50 to $26.78		$22.86 to $23.19
2010		1,776	$24.27 to $24.45		$26.50 to $26.78
2009		1,349	$17.47 to $17.56		$24.27 to $24.45
2008		671	$29.44 to $29.51		$17.47 to $17.56
2007	(n)	0.1	$27.31 to $27.34	(i)	$29.44 to $29.51	(h)

American Funds Washington Mutual Investors Fund (Class R-5) Sub-Account
2013		1,188	$25.72 to $27.88		$33.77 to $36.84
2012		998	$24.40 to $24.74		$25.72 to $27.88
2011		552	$22.84 to $23.08		$24.40 to $24.74
2010		219	$20.19 to $20.34		$22.84 to $23.08
2009		179	$16.99 to $17.07		$20.19 to $20.34
2008		46	$25.47 to $25.52		$16.99 to $17.07
2007	(n)	0.1	$26.29 to $26.33	(i)	$25.47 to $25.52	(g)

DFA Emerging Markets Portfolio (Institutional Class) Sub-Account
2013		172	$23.05 to $23.30		$22.16 to $22.55
2012		143	$19.49 to $19.57		$23.05 to $23.30
2011	(k)	50	$25.00		$19.49 to $19.57

Dodge & Cox International Stock Fund Sub-Account
2013		291	$23.11 to $23.36		$28.97 to $29.48
2012		181	$19.24 to $19.32		$23.11 to $23.36
2011	(k)	8	$25.00		$19.24 to $19.32

T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account
2013		952	$26.54 to $32.37		$38.05 to $46.71
2012		811	$22.75 to $27.56		$26.54 to $32.37
2011		567	$27.69 to $27.98		$22.75 to $27.56
2010		489	$23.92 to $24.10		$27.69 to $27.98
2009		516	$15.67 to $15.74		$23.92 to $24.10
2008		150	$26.55 to $26.68		$15.67 to $15.74
2007	(j)	68	$25.00		$26.55 to $26.68

Vanguard Emerging Markets Stock Index Fund (Signal Shares) Sub-Account
2013		176	$22.66 to $22.91		$21.37 to $21.74
2012		99	$19.22 to $19.31		$22.66 to $22.91
2011	(k)	7	$25.00		$19.22 to $19.31

TIAA Access ■ Prospectus	63

Separate account condensed financial information TIAA Access	(concluded)

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
Vanguard Explorer Fund (Investor Shares) Sub-Account
2013		239	$24.82 to $25.09	$35.57 to $36.19
2012		178	$21.77 to $21.86	$24.82 to $25.09
2011	(k)	59	$25.00	$21.77 to $21.86

Vanguard Intermediate-Term Treasury Fund (Investor Shares) Sub-Account
2013		26	$27.46 to $27.76	$26.42 to $26.88
2012		34	$26.95 to $27.07	$27.46 to $27.76
2011	(k)	24	$25.00	$26.95 to $27.07

Vanguard Selected Value Fund (Investor Shares) Sub-Account
2013		1,566	$26.19 to $26.47	$36.92 to $37.57
2012		204	$22.90 to $22.99	$26.19 to $26.47
2011	(k)	8	$25.00	$22.90 to $22.99

Vanguard Small-Cap Value Index Fund (Investor Shares) Sub-Account
2013		287	$25.82 to $26.11	$34.96 to $35.58
2012		186	$21.95 to $22.04	$25.82 to $26.11
2011	(k)	35	$25.00	$21.95 to $22.04

Vanguard Wellington Fund (Investor Shares) Sub-Account
2013		897	$26.94 to $27.24	$32.00 to $32.56
2012		500	$24.11 to $24.22	$26.94 to $27.24
2011	(k)	51	$25.00	$24.11 to $24.22

Western Asset Core Plus Bond Fund (Class I) Sub-Account
2013		1,259	$27.80 to $37.56	$27.30 to $37.13
2012		1,239	$25.83 to $34.68	$27.80 to $37.56
2011		930	$32.19 to $32.53	$25.83 to $34.68
2010		645	$28.88 to $29.09	$32.19 to $32.53
2009		393	$23.02 to $23.13	$28.88 to $29.09
2008		168	$25.51 to $25.64	$23.02 to $23.13
2007	(j)	53	$25.00	$25.51 to $25.64

(g)	The Accumulation Unit Value changed from $25.40 to $25.52.
(h)	The Accumulation Unit Value changed from $29.36 to $29.51.
(i)	The Accumulation Unit Value changed from $25.00.
(j)	Sub-Account commenced operations February 1, 2007.
(k)	Sub-Account commenced operations May 1, 2011.
(l)	Sub-Account commenced operations May 1, 2008.
(m)	Sub-Account commenced operations August 10, 2012.
(n)	Sub-Account commenced operations August 8, 2007.

64	Prospectus ■ TIAA Access

PROSPECTUS — LEVEL 2

MAY 1, 2014

TIAA Access

Individual and group variable annuity contracts funded through TIAA Separate Account VA-3 of Teachers Insurance and Annuity Association of America

This prospectus describes TIAA Access individual and group variable annuity contracts funded through the TIAA Separate Account VA-3 (the “separate account”). Before you invest, please read this prospectus carefully, along with the accompanying prospectuses for the funds, and keep them for future reference.

The separate account is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA,” “we,” or “us”). The separate account provides individual and group variable annuities for employees of colleges, universities, other educational and research organizations, and other governmental and nonprofit institutions. Its main purpose is to invest funds for your retirement based on your choice of investment accounts. You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. See “Receiving Annuity Income” for other annuitization options.

More information about the separate account is on file with the Securities and Exchange Commission (“SEC”) in a Statement of Additional Information (“SAI”), dated May 1, 2014. You can request this document by writing us at our home office located at 730 Third Avenue, New York, New York 10017-3206 (attention: TIAA-CREF Imaging Services), or by calling 877 518-9161. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus; that means it is legally part of the prospectus. The SAI’s table of contents is at the end of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI and material incorporated by reference into this prospectus and other information regarding the separate account.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may allocate premiums to investment accounts of the separate account, and each investment account, in turn, invests in one of the following mutual funds:

The Institutional Class of the following TIAA-CREF Funds:

■TIAA-CREF Bond Fund	•Lifecycle Retirement Income Fund
■TIAA-CREF Bond Index Fund	•Lifecycle 2010 Fund
■TIAA-CREF Bond Plus Fund	•Lifecycle 2015 Fund
■TIAA-CREF Emerging Markets Equity Fund	•Lifecycle 2020 Fund
■TIAA-CREF Emerging Markets Equity Index Fund	•Lifecycle 2025 Fund
■TIAA-CREF Equity Index Fund	•Lifecycle 2030 Fund
■TIAA-CREF Growth & Income Fund	•Lifecycle 2035 Fund
■TIAA-CREF High-Yield Fund	•Lifecycle 2040 Fund
■TIAA-CREF Inflation-Linked Bond Fund	•Lifecycle 2045 Fund
■TIAA-CREF International Equity Fund	•Lifecycle 2050 Fund
■TIAA-CREF International Equity Index Fund	•Lifecycle 2055 Fund
■TIAA-CREF Large-Cap Growth Fund	■TIAA-CREF Mid-Cap Growth Fund
■TIAA-CREF Large-Cap Growth Index Fund	■TIAA-CREF Mid-Cap Value Fund
■TIAA-CREF Large-Cap Value Fund	■TIAA-CREF Money Market Fund
■TIAA-CREF Large-Cap Value Index Fund	■TIAA-CREF Real Estate Securities Fund
■TIAA-CREF Lifecycle Funds	■TIAA-CREF S&P 500 Index Fund
■TIAA-CREF Short-Term Bond Fund
■TIAA-CREF Small-Cap Blend Index Fund
■TIAA-CREF Small-Cap Equity Fund
■TIAA-CREF Social Choice Equity Fund

(list of Funds is continued on page 2)

The following non-TIAA-CREF Funds:
■American Funds EuroPacific Growth Fund (Class R-5)	■Vanguard® Intermediate-Term Treasury Fund (Investor Shares)
■American Funds Washington Mutual Investors Fund (Class R-5)	■Vanguard® Selected Value Fund (Investor Shares)
■DFA Emerging Markets Portfolio (Institutional Class)	■Vanguard® Small-Cap Value Index Fund (Investor Shares)
■Dodge & Cox International Stock Fund	■Vanguard® Wellington Fund (Investor Shares)
■T. Rowe Price® Institutional Large-Cap Growth Fund	■Western Asset Core Plus Bond Fund (Class I)
■Vanguard® Emerging Markets Stock Index Fund (Signal Shares)*	* It is anticipated that all outstanding Signal Shares will be automatically converted to Admiral Shares in October 2014, at which time Signal shares will no longer be available.
■Vanguard® Explorer Fund (Investor Shares)

You may allocate your premiums among the investment accounts and certain other investment options, under the terms of the contract, and as permitted under the terms of your employer’s plan and this prospectus. See “Starting Out.”

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

Many of the underlying mutual funds available for investment by the investment accounts under these contracts are also available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay contract or separate account charges, but you also may not have annuity options available. Because of these additional contract and separate account charges, you should refer only to return information regarding the funds available through TIAA or your employer relating to your contract, rather than to information that may be available through alternate sources.

TIAA offers the following contracts in connection with certain types of retirement plans:

■	RA (Retirement Annuity)

■	GRA (Group Retirement Annuity)

■	SRA (Supplemental Retirement Annuity)

■	GSRA (Group Supplemental Retirement Annuity)

■	Retirement Choice and Retirement Choice Plus Annuity

■	GA (Group Annuity) and Institutionally Owned GSRAs

You or your employer can purchase these contracts in connection with tax-qualified pension plans under Internal Revenue Code (“IRC”) sections 401(a)/403(a) (including 401(k) plans), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including annuity income), before you purchase the contract in a tax-qualified plan. TIAA is not making any representation regarding the tax qualification status of any plan.

As with all variable annuities, your accumulation will increase or decrease depending on the investment performance over time of the underlying funds in the investment accounts of the separate account that you select. We do not guarantee the investment performance of the separate account or the funds, and you bear the entire investment risk.

An investment in the contract is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

This prospectus describes the TIAA Access annuity. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

Special terms

Throughout the prospectus, “TIAA,” “we,” “us,” and “our” refer to Teachers Insurance and Annuity Association of America. “You” and “your” mean any contractowner or any prospective contractowner. In certain instances, in accordance with the terms of your employer plan, your employer may exercise or limit certain rights under your contract or certificate.

The terms and phrases below are defined so you will know how we use them. To understand some definitions, you may have to refer to other defined terms.

Accumulation   The total value of your accumulation units under the contract.

Accumulation Period  The period during which investment account accumulations are held under a contract prior to their being annuitized or otherwise paid out.

Accumulation Unit  A share of participation in an investment account for someone in the accumulation period. An investment account has its own accumulation unit value, which changes each valuation day.

Annuitant   The natural person whose life is used in determining the annuity payments to be received. You are the annuitant under the contract.

Annuity Partner  The person you name, if you choose to receive income under a two-life annuity, to receive an income for life if he or she survives you.

Annuity Unit  A measure used to calculate the amount of annuity payments. Each investment account from which you can annuitize has its own annuity unit value.

Beneficiary  Any person or institution named to receive benefits if you die during the accumulation period or if you (and your annuity partner, if you have one) die before the end of any guaranteed period.

Business Day  Any day the NYSE is open for trading. A business day ends at 4 p.m. Eastern Time or when trading closes on the NYSE, if earlier.

Calendar Day  Any day of the year. Calendar days end at the same time as business days.

Commuted Value  The present value of annuity payments due under an income option or method of payment not based on life contingencies.

Companion CREF Certificate  A companion certificate that was issued to you when you received your contract, or if not then, on the later date that you first participated in CREF, if applicable.

Contract   The individual and group variable annuity contracts described in this prospectus under the section “The Annuity Contracts,” including your certificate and any endorsements under the contract.

4	Prospectus ■ TIAA Access

CREF  The College Retirement Equities Fund, a companion organization to TIAA. CREF is described in a separate prospectus that you may obtain by calling 877 518-9161.

Fund  An investment company that is registered with the SEC in which an investment account invests. The funds are listed on the front page of this prospectus.

Guaranteed Period  The period during which annuity payments remaining due after your death and the death of your annuity partner, if any, will continue to be paid to the payee named to receive them.

Income Change Method  How you choose to have your annuity payments revalued. Under the annual income change method, your annuity payments are revalued once each year. Under the monthly income change method, your annuity payments are revalued every month.

Income Option  Any of the ways you can receive your annuity income. It is also referred to as an “annuity option.”

Investment Account  A subaccount of the separate account which invests its assets exclusively in a corresponding fund. This term does not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and the CREF accounts.

NYSE  New York Stock Exchange.

Participant  Any person who owns a TIAA contract entitling them to participate in TIAA Access. Sometimes an employer can be a participant.

TIAA-CREF Funds (Equity Funds)  TIAA-CREF Emerging Markets Equity Fund, TIAA-CREF Emerging Markets Equity Index Fund, TIAA-CREF Equity Index Fund, TIAA-CREF Growth & Income Fund, TIAA-CREF International Equity Fund, TIAA-CREF International Equity Index Fund, TIAA-CREF Large-Cap Growth Fund, TIAA-CREF Large-Cap Growth Index Fund, TIAA-CREF Large-Cap Value Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap Value Fund, TIAA-CREF S&P 500 Index Fund, TIAA-CREF Small-Cap Blend Index Fund, TIAA-CREF Small-Cap Equity Fund, and TIAA-CREF Social Choice Equity Fund.

TIAA-CREF Funds (Fixed-Income Funds)  TIAA-CREF Bond Fund, TIAA-CREF Bond Index Fund, TIAA-CREF Bond Plus Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF Money Market Fund, and TIAA-CREF Short-Term Bond Fund.

TIAA Real Estate Account  The assets and liabilities of the Real Estate Account are segregated from the assets and liabilities of the general account and any other TIAA separate account. The Real Estate Account is described in a separate prospectus that you may obtain by calling 877 518-9161.

TIAA Access ■ Prospectus	5

TIAA Traditional Annuity  The guaranteed annuity benefits under your contract. Amounts allocated to the traditional annuity under your contract buy a guaranteed minimum of lifetime income for you, in accordance with the applicable rate schedule or rate schedules.

Valuation Day  Any business day.

Summary

Read this summary together with the detailed information you will find in the rest of the prospectus.

What is this product?

It is a variable annuity that allows investors to accumulate funds for retirement or other long-term investment purposes, and to receive future payment based on the amounts accumulated as lifetime income or through other payment options.

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

You may allocate premiums among investment accounts of the separate account that, in turn, invest in the funds listed below. You should consult your registered representative who may provide advice on the investment accounts, as not all of them may be suitable for long-term investment needs.

The Institutional Class of the following TIAA-CREF Funds:

•	TIAA-CREF Bond Fund

•	TIAA-CREF Bond Index Fund

•	TIAA-CREF Bond Plus Fund

•	TIAA-CREF Emerging Markets Equity Fund

•	TIAA-CREF Emerging Markets Equity Index Fund

•	TIAA-CREF Equity Index Fund

•	TIAA-CREF Growth & Income Fund

•	TIAA-CREF High-Yield Fund

•	TIAA-CREF Inflation-Linked Bond Fund

•	TIAA-CREF International Equity Fund

•	TIAA-CREF International Equity Index Fund

•	TIAA-CREF Large-Cap Growth Fund

•	TIAA-CREF Large-Cap Growth Index Fund

•	TIAA-CREF Large-Cap Value Fund

6	Prospectus ■ TIAA Access

•	TIAA-CREF Large-Cap Value Index Fund

•	TIAA-CREF Lifecycle Funds (Retirement Income Fund, 2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, and 2055 Fund)

•	TIAA-CREF Mid-Cap Growth Fund

•	TIAA-CREF Mid-Cap Value Fund

•	TIAA-CREF Money Market Fund

•	TIAA-CREF Real Estate Securities Fund

•	TIAA-CREF S&P 500 Index Fund

•	TIAA-CREF Short-Term Bond Fund

•	TIAA-CREF Small-Cap Blend Index Fund

•	TIAA-CREF Small-Cap Equity Fund

•	TIAA-CREF Social Choice Equity Fund

The following non-TIAA-CREF Funds:

•	American Funds EuroPacific Growth Fund (Class R-5)

•	American Funds Washington Mutual Investors Fund (Class R-5)

•	DFA Emerging Markets Portfolio (Institutional Class)

•	Dodge & Cox International Stock Fund

•	T. Rowe Price® Institutional Large-Cap Growth Fund

•	Vanguard Emerging Markets Stock Index Fund (Signal Shares)*

•	Vanguard Explorer Fund (Investor Shares)

•	Vanguard Intermediate-Term Treasury Fund (Investor Shares)

•	Vanguard Selected Value Fund (Investor Shares)

•	Vanguard Small-Cap Value Index Fund (Investor Shares)

•	Vanguard Wellington Fund (Investor Shares)

•	Western Asset Core Plus Bond Fund (Class I)

*	It is anticipated that all outstanding Signal Shares will be automatically converted to Admiral Shares in October 2014, at which time Signal Shares will no longer be available.

TIAA reserves the right to change the investment accounts available in the future.

You may also allocate your premiums under your contract to the TIAA Traditional Annuity and the TIAA Real Estate Account, if permitted by your employer’s plan. See “Starting Out.” As with all variable annuities, your accumulation in your contract can increase or decrease, depending on how well the funds underlying your selected investment accounts perform over time. TIAA doesn’t guarantee the investment performance of the funds or the investment accounts, and you bear the entire investment risk.

What expenses must I pay under the contract?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering your contract.

TIAA Access ■ Prospectus	7

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment accounts. State premium taxes may also be deducted.

CONTRACTOWNER TRANSACTION EXPENSES

	Maximum Contractual Fees	Current Fees
Sales load imposed on purchases (as a percentage of premiums)	None	None
Surrender charge (as a percentage of premiums or amount surrendered, as applicable)	None	None
Transfer fee*	None	None
Contract fee	None	None

*	We reserve the right to administer and collect purchase and redemption fees on behalf of any of the underlying funds that may impose them.

This next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES—ACCUMULATION EXPENSES

(as a percentage of average account value)

	Maximum Contractual Fees	Current Fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.25%
Total separate account annual charges	2.00%	0.30%

SEPARATE ACCOUNT ANNUAL EXPENSES—PAYOUT ANNUITY EXPENSES

(as a percentage of average account value)

	Maximum Contractual Fees	Current Fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.29%
Total separate account annual charges	2.00%	0.34%

The following table shows the total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The table shows the minimum and maximum total operating expenses of the funds for the most recently ended fiscal year.†

Each investment account of the separate account purchases shares of the corresponding funds at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the funds. The advisory fees and other expenses are not fixed or specified under the terms of your contract, and they may vary from year to year. These fees and expenses are described in more detail in each fund’s prospectus.

8	Prospectus ■ TIAA Access

RANGE OF TOTAL ANNUAL FUND OPERATING EXPENSES†

	Minimum Expenses	Maximum Expenses
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses‡	0.06%	0.98%
Net Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses—after any contractual waivers or reimbursements (the range of expiration dates for contractual waivers is July 31, 2014 to February 28, 2015)‡	0.06%	0.95%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2013; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2014; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2013; most recently ended fiscal year for the DFA Emerging Markets Portfolio, the Vanguard Emerging Markets Stock Index Fund, the Vanguard Explorer Fund, and the Vanguard Selected Value Fund is October 31, 2013; most recently ended fiscal year for the Vanguard Wellington Fund is November 30, 2013; most recently ended fiscal year for the Dodge & Cox International Stock Fund, the T. Rowe Price® Institutional Large-Cap Growth Fund, the Vanguard Small-Cap Value Index Fund, and the Western Asset Core Plus Bond Fund is December 31, 2013; most recently ended fiscal year for the Vanguard Intermediate-Term Treasury Fund is January 31, 2014; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2014 (the expenses reflected in the table are for the fiscal year ended March 31, 2013); and most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2014 (the expenses reflected in the table are for the fiscal year ended April 30, 2013). More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

‡	Including the expenses of any underlying funds in which the funds may invest.

The following table lists the annual expenses for each fund’s most recently ended or otherwise applicable fiscal year,† as a percentage of each fund’s average net assets. Expenses of the funds may be higher or lower in the future and could vary during a contract year because the funds have different fiscal year ends and certain fund information is not available as of the date of this prospectus. For the most current information concerning each fund’s fees and expenses, see the fund’s most current prospectus.

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses§4	Total Annual Fund Operating Expenses	Expense Reimburse- ments/ Waivers	Net Annual Fund Operating Expenses
The Institutional Class of the TIAA-CREF Bond Fund[1]	0.29%	—	0.03%	—	0.32%	—	0.32%
TIAA-CREF Bond Index Fund[1]	0.10%	—	0.04%	—	0.14%	0.01%	0.13%
TIAA-CREF Bond Plus Fund[1]	0.30%	—	0.04%	—	0.34%	—	0.34%
TIAA-CREF Emerging Markets Equity Fund[1,2]	0.85%	—	0.10%	—	0.95%	—	0.95%
TIAA-CREF Emerging Markets Equity Index Fund[1,2]	0.14%	—	0.15%	—	0.29%	0.04%	0.25%
TIAA-CREF Equity Index Fund[1]	0.04%	—	0.02%	0.01%	0.07%	—	0.07%
TIAA-CREF Growth & Income Fund[1]	0.43%	—	0.02%	—	0.45%	—	0.45%
TIAA-CREF High-Yield Fund[1,2]	0.35%	—	0.03%	—	0.38%	—	0.38%

TIAA Access ■ Prospectus	9

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses§4	Total Annual Fund Operating Expenses	Expense Reimburse- ments/ Waivers	Net Annual Fund Operating Expenses
TIAA-CREF Inflation-Linked Bond Fund[1]	0.25%	—	0.02%	—	0.27%	—	0.27%
TIAA-CREF International Equity Fund[1,2]	0.48%	—	0.03%	—	0.51%	—	0.51%
TIAA-CREF International Equity Index Fund[1,2]	0.04%	—	0.03%	—	0.07%	—	0.07%
TIAA-CREF Large-Cap Growth Fund[1]	0.44%	—	0.02%	—	0.46%	—	0.46%
TIAA-CREF Large-Cap Growth Index Fund[1]	0.04%	—	0.03%	—	0.07%	—	0.07%
TIAA-CREF Large-Cap Value Fund[1]	0.43%	—	0.02%	—	0.45%	—	0.45%
TIAA-CREF Large-Cap Value Index Fund[1]	0.04%	—	0.03%	—	0.07%	—	0.07%
TIAA-CREF Lifecycle Funds
• Lifecycle Retirement Income Fund[3]	0.10%	—	0.08%	0.38%	0.56%	0.18%	0.38%
• Lifecycle 2010 Fund[3]	0.10%	—	0.03%	0.40%	0.53%	0.13%	0.40%
• Lifecycle 2015 Fund[3]	0.10%	—	0.03%	0.41%	0.54%	0.13%	0.41%
• Lifecycle 2020 Fund[3]	0.10%	—	0.03%	0.42%	0.55%	0.13%	0.42%
• Lifecycle 2025 Fund[3]	0.10%	—	0.03%	0.44%	0.57%	0.13%	0.44%
• Lifecycle 2030 Fund[3]	0.10%	—	0.03%	0.45%	0.58%	0.13%	0.45%
• Lifecycle 2035 Fund[3]	0.10%	—	0.03%	0.47%	0.60%	0.13%	0.47%
• Lifecycle 2040 Fund[3]	0.10%	—	0.03%	0.47%	0.60%	0.13%	0.47%
• Lifecycle 2045 Fund[3]	0.10%	—	0.05%	0.47%	0.62%	0.15%	0.47%
• Lifecycle 2050 Fund[3]	0.10%	—	0.07%	0.47%	0.64%	0.17%	0.47%
• Lifecycle 2055 Fund[3]	0.10%	—	0.41%	0.47%	0.98%	0.51%	0.47%
TIAA-CREF Mid-Cap Growth Fund[1]	0.45%	—	0.02%	—	0.47%	—	0.47%
TIAA-CREF Mid-Cap Value Fund[1]	0.43%	—	0.02%	—	0.45%	—	0.45%
TIAA-CREF Money Market Fund[1]	0.10%	—	0.04%	—	0.14%	—	0.14%
TIAA-CREF Real Estate Securities Fund[1]	0.50%	—	0.03%	—	0.53%	—	0.53%
TIAA-CREF S&P 500 Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Short-Term Bond Fund[1]	0.25%	—	0.04%	—	0.29%	—	0.29%
TIAA-CREF Small-Cap Blend Index Fund[1,2]	0.04%	—	0.03%	0.09%	0.16%	—	0.16%
TIAA-CREF Small-Cap Equity Fund[1,2]	0.44%	—	0.03%	0.08%	0.55%	—	0.55%
TIAA-CREF Social Choice Equity Fund[1]	0.15%	—	0.03%	—	0.18%	—	0.18%
American Funds EuroPacific Growth Fund (Class R-5)	0.42%	—	0.13%	—	0.55%	—	0.55%
American Funds Washington Mutual Investors Fund (Class R-5)	0.24%	—	0.11%	—	0.35%	—	0.35%
DFA Emerging Markets Portfolio (Institutional Class)	0.50%	—	0.07%	—	0.57%	—	0.57%

10	Prospectus ■ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses§4	Total Annual Fund Operating Expenses	Expense Reimburse- ments/ Waivers	Net Annual Fund Operating Expenses
Dodge & Cox International Stock Fund	0.60%	—	0.04%	—	0.64%	—	0.64%
T. Rowe Price® Institutional Large-Cap Growth Fund	0.55%	—	0.01%	—	0.56%	—	0.56%
Vanguard Emerging Markets Stock Index Fund (Signal Shares)	0.07%	—	0.08%	—	0.15%	—	0.15%
Vanguard Explorer Fund (Investor Shares)	0.48%	—	0.03%	—	0.51%	—	0.51%
Vanguard Intermediate-Term Treasury Fund (Investor Shares)	0.16%	—	0.04%	—	0.20%	—	0.20%
Vanguard Selected Value Fund (Investor Shares)	0.42%	—	0.02%	—	0.44%	—	0.44%
Vanguard Small-Cap Value Index Fund (Investor Shares)	0.20%	—	0.04%	—	0.24%	—	0.24%
Vanguard Wellington Fund (Investor Shares)	0.24%	—	0.02%	—	0.26%	—	0.26%
Western Asset Core Plus Bond Fund (Class I)[5]	0.40%	—	0.11%	—	0.51%	—	0.51%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2013; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2014; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2013; most recently ended fiscal year for the DFA Emerging Markets Portfolio, the Vanguard Emerging Markets Stock Index Fund, the Vanguard Explorer Fund, and the Vanguard Selected Value Fund is October 31, 2013; most recently ended fiscal year for the Vanguard Wellington Fund is November 30, 2013; most recently ended fiscal year for the Dodge & Cox International Stock Fund, the T. Rowe Price® Institutional Large-Cap Growth Fund, the Vanguard Small-Cap Value Index Fund, and the Western Asset Core Plus Bond Fund is December 31, 2013; most recently ended fiscal year for the Vanguard Intermediate-Term Treasury Fund is January 31, 2014; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2014 (the expenses reflected in the table are for the fiscal year ended March 31, 2013); and most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2014 (the expenses reflected in the table are for the fiscal year ended April 30, 2013). More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

§

The Lifecycle Funds are “funds of funds” that invest substantially all of their respective assets in shares of various other underlying portfolios of the Institutional Class of the TIAA-CREF Funds. In addition, the TIAA-CREF Equity Index Fund, TIAA-CREF Small-Cap Blend Index Fund, and TIAA-CREF Small-Cap Equity Fund invest a small portion of their assets in shares of various other underlying portfolios. These funds have their own expenses and bear a portion of the operating expenses of the underlying portfolios in which they invest, including the Management Fee. The figures shown for Acquired Fund Fees and Expenses reflect the portion of the underlying portfolios’ expenses. Contractowners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the funds that invest in the underlying portfolios.

[1]

Under the TIAA-CREF Funds’ expense reimbursement arrangements, the Funds’ investment adviser, Teachers Advisors, Inc., has contractually agreed to reimburse the Funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed the following annual rates of average daily net assets: (A) 0.09% for Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund and Small-Cap Blend Index Fund; 0.15% for International Equity Index Fund; 0.22% for Social Choice Equity Fund; 0.25% for Emerging Markets Equity Index Fund; 0.52% for Growth & Income Fund, Large-Cap

TIAA Access ■ Prospectus	11

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(concluded)

Growth Fund, Large-Cap Value Fund and Small-Cap Equity Fund; 0.55% for Mid-Cap Growth Fund and Mid-Cap Value Fund; 0.60% for International Equity Fund and 0.95% for Emerging Markets Equity Fund. These expense reimbursement arrangements will continue through at least February 28, 2015, unless changed with approval of the Board of Trustees; and (B) 0.13% for Bond Index Fund; 0.15% for Money Market Fund; 0.30% for Short-Term Bond Fund; 0.35% for Bond Fund, Bond Plus Fund and Inflation-Linked Bond Fund; 0.40% for High-Yield Fund and 0.57% for Real Estate Securities Fund. These expense reimbursement arrangements will continue through at least July 31, 2014, unless changed with approval of the Board of Trustees.

[2]

A fee (the “Redemption Fee”) applies and is payable to the indicated funds on shares of those funds that are redeemed or exchanged within 60 calendar days of the initial purchase date. The Redemption Fee is based on the total aggregate dollar amount of the redemption or exchange. The Redemption Fee may be waived in certain circumstances. However, investors should note that the redemption fee will not apply to transactions in TIAA-CREF Small-Cap Blend Index Fund and TIAA-CREF Small-Cap Equity Fund shares on or after May 5, 2014.

[3]

Teachers Advisors, Inc., the Lifecycle Funds’ investment adviser (“Advisors”), has contractually agreed to waive its 0.10% Management Fee on each fund through September 30, 2014. In addition, Advisors has contractually agreed to reimburse the funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.00% of average daily net assets for Institutional Class shares of the funds. These expense reimbursement arrangements will continue through at least September 30, 2014 unless changed with approval of the Board of Trustees.

[4]

“Acquired Fund Fees and Expenses” are the funds’ proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by fund shareholders. Instead, fund shareholders bear these expenses indirectly because they reduce fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the funds’ operating expenses here will not correlate with the expenses included in the Financial Highlights in the funds’ prospectuses and the funds’ most recent annual reports.

[5]

With respect to the Class I shares, the Fund may pay fees for record-keeping and similar services performed for the share class. As a result, the operating expenses of the share class may increase over time. If the fees are paid with respect to additional assets invested in the Class I shares, the expenses of the share class may increase.

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, separate account annual expenses, and annual fund operating expenses.

These Examples assume that you invest $10,000 in a contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum and minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ANNUAL EXPENSE DEDUCTIONS FROM NET ASSETS

	1 Year	3 Years	5 Years	10 Years
MAXIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$131	$408	$706	$1,553
MINIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$37	$116	$202	$456

12	Prospectus ■ TIAA Access

The examples should not be considered a representation of past or future expenses or annual rates of return of any fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples. For more information, see “Charges” below.

For Condensed Financial Information pertaining to each investment account, please see Appendix A to this prospectus.

How do I purchase a contract?

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. It is possible that the default option will not be an investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

Can I cancel my contract?

Generally, you may cancel any Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contract in accordance with the contract’s Right to Examine provision (unless we have begun making annuity payments from it) subject to the time period regulated by the state in which the contract is issued. To cancel a contract, mail or deliver the contract with your cancellation instructions (or signed Notice of Cancellation when such has been provided with your contract) to our home office. We will cancel the contract, then send either the current accumulation or the premium, depending on the state in which your contract was issued, to whomever originally submitted the premiums. Unless we are returning premiums paid as required by state law, you will bear the investment risk during this period.

TIAA Access ■ Prospectus	13

Can I transfer among the investment accounts or make cash withdrawals from the contract?

Yes, you may transfer among investment accounts and make cash withdrawals from your contract. Transfers from the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan must generally be at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. In the future, we may eliminate these minimum transaction levels. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contract owners. These transactions may be limited by the terms of your employer’s plan, or by current tax law, or by the terms of your contract.

Cash withdrawals may be taxed and you may have to pay a tax penalty if you take a cash withdrawal before age 59 1/2.

What are my options for receiving annuity payments under the contract?

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877 518-9161.) Participants in any other investment accounts who wish to elect annuity income can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Such variable annuity payments will increase or decrease, depending on how well the funds underlying the investment accounts perform over time. Your payments will also change depending on the income change method you choose, i.e., whether you choose to have your payments revalued monthly or annually.

What death benefits are available under the contract?

If you die before receiving annuity payments, your beneficiary can receive a death benefit. The death benefit equals the accumulation under the contract. For details, see “Death Benefits.”

14	Prospectus ■ TIAA Access

Teachers Insurance and Annuity Association of America

TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Overseers, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA offers traditional annuities, which guarantee principal and a specified interest rate while providing the opportunity for additional amounts and variable annuities such as the TIAA Real Estate Account (described in a separate prospectus) and TIAA Access (described in this prospectus). TIAA also offers life insurance.

TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF, serving approximately 4.0 million people and approximately 15,000 institutions as of December 31, 2013, form the principal retirement system for the nation’s education and research communities and form one of the largest pension systems in the U.S., based on assets under management. As of December 31, 2013, TIAA’s total statutory admitted assets were approximately $250 billion; the combined assets for TIAA, CREF and other entities within the TIAA-CREF organization (including TIAA-sponsored mutual funds) totaled approximately $564 billion. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF products.

The separate account

TIAA Separate Account VA-3 was established as of May 17, 2006 as a separate investment account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The separate account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The separate account is designed to fund individual and group variable contracts in retirement plans. As part of TIAA, the separate account is also subject to regulation by the New York State Department of Financial Services (“NYSDFS”) and the insurance departments of some other jurisdictions in which the contracts are offered (see the SAI).

Although TIAA owns the assets of the separate account and the obligations under the contract are obligations of TIAA, the contract states that the separate account’s income, investment gains, and investment losses are credited to or charged against the assets of the separate account without regard to TIAA’s other income, gains, or losses. Under New York law, we cannot charge the separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.

When the contracts are purchased through qualified plans, earnings on accumulation in the separate account are not taxed until withdrawn or paid as annuity income (see “Taxes,” below).

TIAA Access ■ Prospectus	15

Adding, closing, or substituting portfolios

The separate account currently consists of 47 investment accounts. We may, subject to any applicable law, make certain changes to the separate account and investment accounts offered in your contract. We may offer new investment accounts or stop offering existing investment accounts subject to the requirements of applicable law and your employer’s plan. New investment accounts may be made available to existing contractowners and investment accounts may be closed to new or subsequent premium payments, transfers or allocations. In addition, we may also liquidate the shares held by any investment account, substitute the shares of one fund held by an investment account for another and/or merge investment accounts or cooperate in a merger of funds, including transferring contract values out of merging investment accounts into acquiring investment accounts. A substituted fund may have different fees and expenses. To the extent required by applicable law, we may be required to obtain approval from the SEC, your employer or you. In the event that a fund or investment account is no longer available, amounts invested in such investment account may be moved to the investment account designated by your employer under the terms of your employer’s plan. You may be given the opportunity, under the terms of your employer’s plan, to instruct us as to where to invest your assets.

Changes to the contract

We can also make any changes to the separate account or to the contract required by applicable insurance law, the IRC, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYSDFS and SEC approval, as required. The separate account can (i) operate under the 1940 Act as a unit investment trust that invests in another investment company or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer required, or (iii) combine with other separate accounts. As permitted by law, TIAA can transfer the separate account assets to another separate account or investment accounts of TIAA or another insurance company or transfer the contract to another insurance company.

Votin g rights

The separate account is the legal owner of the shares of the funds offered through your contract. It therefore has the right to vote its shares at any meeting of the funds’ shareholders. When shareholder meetings are held, we will give the contractowner the right to instruct us how to vote shares of the funds attributable to their contracts. If we don’t receive timely instructions, shares will be voted by TIAA in the same proportion as the voting instructions received on outstanding contracts with allocations to investment accounts invested in the applicable funds. Please note that the effect of proportional voting is that a small number of contractowners may control the outcome of a vote. The number of fund shares attributable to a contractowner is determined by dividing the contractowner’s interest in the applicable investment account by the net asset value per share of the underlying fund.

16	Prospectus ■ TIAA Access

Your investment options

The separate account is designed to invest in the funds described below. You can lose money by investing in any of the investment accounts, and the underlying funds could underperform other investments. You should consult your registered representative who may provide advice on the investment accounts offered, as not all of them may be suitable for your investment needs.

Many of the underlying funds offered through the separate account are also available for direct purchase outside of an annuity or life insurance contract.

Although the investment objectives and policies of certain funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain funds available through the contract have names similar to funds not available through the contract. The performance of a fund not available through the contract does not indicate performance of a similarly named fund available through the contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Certain funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pay fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

Investment objectives of underlying funds

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan.

You should consider the investment objectives, risks, and charges and expenses of the funds carefully before investing. This and other information, including a description of risks involved in investing in the funds, is found in the funds’ prospectuses and statements of additional information. Investors can call 877 518-9161 to obtain a fund’s prospectus and statement of additional information. You should read the funds’ prospectuses carefully before investing in the funds.

Below is a description of each fund’s investment objective, as well as additional information about certain funds, as applicable. The funds may not achieve their stated objectives.

TIAA Access ■ Prospectus	17

The separate account will hold shares in the following funds:

The Institutional Class of the following TIAA-CREF Funds:

TIAA-CREF Bond Fund

The Fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade fixed-income securities.

TIAA-CREF Bond Index Fund

The Fund seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities that is designed to produce a return that corresponds with the total return of the U.S. investment-grade bond market based on a broad bond index. The Fund primarily invests its assets in bonds selected to track the Barclays Capital U.S. Aggregate Bond Index.

TIAA-CREF Bond Plus Fund

The Fund seeks a favorable long-term total return, primarily through high current income consistent with preserving capital.

TIAA-CREF Emerging Markets Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments.

TIAA-CREF Emerging Markets Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments based on a market index. The Fund primarily invests its assets in securities selected to track the MSCI® Emerging Markets Index.

TIAA-CREF Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index. The Fund primarily invests its assets in securities selected to track the Russell 3000® Index.

TIAA-CREF Growth & Income Fund

The Fund seeks a favorable long-term total return, through both capital appreciation and investment income, primarily from income-producing equity securities.

TIAA-CREF High-Yield Fund

The Fund seeks high current income and, when consistent with its primary objective, capital appreciation.

18	Prospectus ■ TIAA Access

TIAA-CREF Inflation-Linked Bond Fund

The Fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.

TIAA-CREF International Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

TIAA-CREF International Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index. The Fund primarily invests its assets in securities selected to track the MSCI EAFE® Index.

TIAA-CREF Large-Cap Growth Fund

The Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

TIAA-CREF Large-Cap Growth Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index. The Fund primarily invests its assets in securities selected to track the Russell 1000® Growth Index.

TIAA-CREF Large-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

TIAA-CREF Large-Cap Value Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index. The Fund primarily invests its assets in securities selected to track the Russell 1000® Value Index.

TIAA-CREF Lifecycle Funds

In general, the Lifecycle Funds (except for the Retirement Income Fund) are designed for investors who have a specific target retirement year in mind. The Lifecycle Funds invest in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of the year included in the name of the Lifecycle Fund. The Lifecycle Funds’ investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards, and seek to achieve their final target allocation seven to ten years following the target date.

TIAA Access ■ Prospectus	19

•	Lifecycle Retirement Income Fund

The Lifecycle Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

•	Lifecycle 2010 Fund

The Lifecycle 2010 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2015 Fund

The Lifecycle 2015 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2020 Fund

The Lifecycle 2020 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2025 Fund

The Lifecycle 2025 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2030 Fund

The Lifecycle 2030 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2035 Fund

The Lifecycle 2035 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2040 Fund

The Lifecycle 2040 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2045 Fund

The Lifecycle 2045 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2050 Fund

The Lifecycle 2050 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2055 Fund

The Lifecycle 2055 Fund seeks high total return over time through a combination of capital appreciation and income.

20	Prospectus ■ TIAA Access

TIAA-CREF Mid-Cap Growth Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Mid-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Money Market Fund1

The Fund seeks high current income consistent with maintaining liquidity and preserving capital.

[1]

There is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative. As of the date of this prospectus, the yield on this investment account is negative.

TIAA-CREF Real Estate Securities Fund

The Fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

TIAA-CREF S&P 500 Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index. The Fund primarily invests its assets in securities selected to track the S&P 500® Index.

TIAA-CREF Short-Term Bond Fund

The Fund seeks high current income consistent with preservation of capital.

TIAA-CREF Small-Cap Blend Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index. The Fund primarily invests its assets in securities selected to track the Russell 2000® Index.

TIAA-CREF Small-Cap Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

TIAA-CREF Social Choice Equity Fund

The Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

TIAA Access ■ Prospectus	21

The following non-TIAA-CREF Funds:

American Funds EuroPacific Growth Fund (Class R-5)

The fund seeks to provide you with long-term growth of capital. The fund invests primarily in common stocks of issuers in Europe and the Pacific Basin.

American Funds Washington Mutual Investors Fund (Class R-5)

The fund seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

DFA Emerging Markets Portfolio (Institutional Class)

The investment objective of the Emerging Markets Portfolio is to achieve long-term capital appreciation.

Dodge & Cox International Stock Fund

The fund seeks long-term growth of principal and income.

T. Rowe Price® Institutional Large-Cap Growth Fund

The fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies.

Vanguard Emerging Markets Stock Index Fund (Signal Shares)

The fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The fund primarily invests its assets in securities selected to track the FTSE Emerging Index.

It is anticipated that all outstanding Signal Shares will be automatically converted to Admiral Shares in October 2014, at which time Signal Shares will no longer be available.

Vanguard Explorer Fund (Investor Shares)

The fund seeks to provide long-term capital appreciation. The fund uses a multimanager approach that provides exposure to a broad universe of small-company growth stocks.

Vanguard Intermediate-Term Treasury Fund (Investor Shares)

The fund seeks to provide a moderate and sustainable level of current income. The fund invests primarily in intermediate-term U.S. Treasury obligations with an average maturity of 5–10 years.

Vanguard Selected Value Fund (Investor Shares)

The fund seeks to provide long-term capital appreciation and income. The fund invests in mid-capitalization stocks, using a multimanager structure that provides diversification and mitigates risk.

22	Prospectus ■ TIAA Access

Vanguard Small-Cap Value Index Fund (Investor Shares)

The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks. The fund primarily invests its assets in securities selected to track the CRSP US Small Cap Value Index.

Vanguard Wellington Fund (Investor Shares)

The fund seeks to provide long-term capital appreciation and reasonable current income.

Western Asset Core Plus Bond Fund (Class I)

The fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration specified for the fund. Although the fund may invest in securities of any maturity, the fund will normally maintain a dollar-weighted average effective duration within 30% of the average duration of the domestic bond market as a whole as measured by the fund’s subadvisers (generally, this range is 2.5–7 years).

Additional investment information and options

All assets of the investment accounts will be allocated to the funds at net asset value. The investment results of the funds will significantly affect the value of your variable annuity contract.

You may also opt under your contract to allocate or transfer money from the investment accounts to the TIAA Traditional Annuity or the TIAA Real Estate Account. See “Starting Out.” Your TIAA Traditional Annuity accumulation will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.

The investment advisors

Teachers Advisors, Inc. (“Advisors”) manages the assets of the TIAA-CREF Funds, which include the TIAA-CREF Lifecycle Funds. Advisors is a subsidiary of TIAA. Capital Research and Management Company (“CRMC”) manages the assets of American Funds EuroPacific Growth Fund and American Funds Washington Mutual Investors Fund. Legg Mason Partners Fund Advisor, LLC (“Legg Mason”) manages the assets of the Western Asset Core Plus Bond Fund (Class I). In order to assist in carrying out its investment advisory responsibilities, Legg Mason has retained Western Asset Management Company (“Western”), Western Asset Management Company Limited in London (“WAML”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Ltd in Japan (“Western Japan”) to render advisory services to the fund. T. Rowe Price® Associates, Inc. (“T. Rowe Price”) manages the assets of the T. Rowe Price® Institutional Large-Cap Growth Fund. Barrow, Hanley, Mewhinney & Strauss, LLC, Donald Smith & Co., Inc., and Pzena Investment Management, LLC manage the

TIAA Access ■ Prospectus	23

assets of Vanguard Selected Value Fund (Investor Shares); Century Capital Management, LLC, Chartwell Investment Partners, Inc., Granahan Investment Management, Inc., Kalmar Investment Advisers, Wellington Management Company, LLP and The Vanguard Group, Inc. manage the assets of Vanguard Explorer Fund (Investor Shares); Wellington Management Company, LLP manages the assets of Vanguard Wellington Fund (Investor Shares); The Vanguard Group, Inc. manages the assets of Vanguard Emerging Markets Stock Index Fund (Signal Shares), Vanguard Small-Cap Value Index Fund (Investor Shares), and Vanguard Intermediate-Term Treasury Fund (Investor Shares) (together, the Vanguard funds’ investment advisors are referred to as “Vanguard Fund Advisors”). Dodge & Cox (“Dodge & Cox”) manages the assets of Dodge & Cox International Stock Fund. Dimensional Fund Advisors LP (“Dimensional”) manages the assets of DFA Emerging Markets Portfolio (Institutional Class). Advisors, CRMC, Legg Mason, Western, WAML, Western Singapore, Western Japan, T. Rowe Price, Vanguard Fund Advisors, Dodge & Cox and Dimensional are registered with the SEC as investment advisors under the Investment Advisers Act of 1940.

The broker-dealer

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a TIAA subsidiary, for distribution services. Services performs all sales and marketing functions relative to the contracts.

Certain payments we receive with regard to the funds

We (and our affiliates) receive payments, which may be significant, from the funds, their advisors, distributors, or affiliates thereof. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contract and the funds in which the separate account invests. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, indirectly bear the costs of these investment advisory fees (see the funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular funds attributable to the contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisors (or affiliates) may pay more than others. Currently, these percentages range from 0% to 0.15% (but they may increase).

Furthermore, we (and our affiliates) receive additional compensation on assets invested in TIAA’s proprietary funds because our affiliates receive payments from the funds for investment advisory and/or other services. Thus, we may receive more revenue with respect to proprietary funds than nonproprietary funds.

These arrangements may be a factor that we consider in including funds as underlying investment options of the investment account.

24	Prospectus ■ TIAA Access

Selection of funds

We select the funds offered through the contract based on several criteria, including the following:

•	asset class coverage,

•	the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure,

•	brand recognition,

•	performance,

•	the capability and qualification of each investment firm, and

•	whether our distributors are likely to recommend the funds to contractowners.

Another factor we consider during the selection process is whether the fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see “Certain Payments We Receive with Regard to the Funds.” We also consider whether the fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the contracts. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional premium and/or transfers of accumulation to a fund if we determine the fund no longer meets one or more of the criteria and/or if the fund has not attracted significant contractowner assets. We do not recommend or endorse any particular fund, and we do not provide investment advice.

The annuity contracts

We offer the following types of contracts:

RA (Retirement Annuity) and GRA (Group Retirement Annuity): RA and GRA Contracts are used mainly for employer sponsored retirement plans.

•

Depending on the terms of your employer’s plan, RA and GRA premiums can be paid by your employer, you, or both. If you are paying some or all of the entire periodic premium, your contributions can be in either pre-tax dollars by salary reduction, or after-tax dollars by payroll deduction. You can also transfer accumulations from another investment choice under your employer’s plan to your RA Contract.

•

GRA premiums can come from only your employer or both you and your employer. Your GRA premiums can be from pre-tax or after-tax contributions. You cannot pay GRA premiums directly to TIAA; your employer must send them for you. As with RAs, you can transfer accumulations from another investment choice under your employer’s plan to your GRA Contract.

•	Your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, though you will not be able to take tax deductions for these contributions.

TIAA Access ■ Prospectus	25

SRA (Supplemental Retirement Annuity) and GSRA (Group Supplemental Retirement Annuity): These are for voluntary tax-deferred annuity (“TDA”) plans.

•

SRA Contracts are issued directly to you; GSRA Contracts are issued through an agreement between your employer and TIAA. Generally, your employer pays premiums in pre-tax dollars through salary reduction. Although you cannot pay premiums directly, you can transfer amounts from other TDA plans.

•	Although your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, you will not be able to take tax deductions for these contributions.

Retirement Choice/Retirement Choice Plus Annuities: These are very similar in operation to the GRAs and GSRAs, respectively, except that they are issued directly to your employer or your plan’s trustee.

•	Among other rights, the employer retains the right to transfer accumulations under these contracts to alternate funding vehicles.

GA (Group Annuity) and Institutionally-Owned GSRA: These are used exclusively for employer retirement plans and are issued directly to your employer or your plan’s trustee.

•

Your employer pays premiums directly to TIAA. Your employer or the plan’s trustee may control the allocation of contributions and transfers to and from these contracts. If a GA or GSRA Contract is issued pursuant to your plan, the rules relating to transferring and withdrawing your money, receiving any annuity income or death benefits, and the timing of payments are determined by your plan. Ask your employer or plan administrator for more information.

State Regulatory Approval. State regulatory approval may be pending for certain of these contracts and they may not currently be available in your state.

Contracts Can Differ Pursuant to State Laws. Contract terms and features may differ due to state laws and regulations. These differences may include, among other things, availability of certain Income Options, how frequently you can transfer into or out of investment accounts, or our ability to restrict transfers into or out of the investment accounts. You should review your contract along with this prospectus to understand the product features and charges under your contract.

Tax Deferral. You or your employer can purchase these contracts in connection with tax-qualified pension plans under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. TIAA is not making any representation regarding the tax qualification status of any plan. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including the annuity income), before you purchase a contract in a tax-qualified plan.

26	Prospectus ■ TIAA Access

Other Investment Options. In addition to the investment accounts described in this prospectus, you may also allocate money to the TIAA Real Estate Account and TIAA Traditional Annuity under the terms of this contract and if permitted by your employer’s plan. A companion CREF contract may have been issued to you when you received this contract offering the investment accounts. For more information about the TIAA Traditional Annuity, the TIAA Real Estate Account, or the CREF accounts, and particular funds and investment options offered under the terms of your plan, please see the applicable contracts and/or respective prospectuses for those investment options available by calling 800 842-2252.

Starting out

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. “Good order” means actual receipt of the transaction request along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction.

If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. It is possible that the default option will not be an investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

TIAA Access ■ Prospectus	27

You may stop premiums at any time without notice to us and then resume without payment of any past due premium or penalty of any kind. Your right to apply distributions from other plans to your contract as direct rollovers under the IRC may be limited by the terms of your employer’s plan.

TIAA generally doesn’t restrict the amount or frequency of payment of premiums to your contract, although we may in the future. Your employer’s retirement plan may limit your premium amounts. In addition, the IRC limits the total annual premiums you may invest in plans qualified for favorable tax treatment.

In most cases, we accept premiums to a contract during your accumulation period. Premiums will be credited to your contract as of the end of the business day in which we receive them at the location that we will designate by prior written notice, in good order and in accordance with procedures established by us or as required by law. Once your first premium has been paid, your contract cannot lapse or be forfeited for nonpayment of premiums. Note that we cannot accept money orders or travelers checks. In addition, we will not accept a third-party check where the relationship of the payor to the contractowner cannot be identified from the face of the check.

You may allocate your premiums among the investment accounts, the TIAA Traditional Annuity, and the TIAA Real Estate Account under the terms of the contract, and only as permitted under the terms of your employer’s plan. You may also transfer accumulations to the CREF accounts, and, in some cases, certain mutual funds, or other TIAA annuities, if the investment option is available under the terms of your employer’s plan. You should consider the investment objectives, risks, and charges and expenses of the CREF accounts, TIAA Real Estate Account and any mutual funds offered under the terms of your employer’s plan carefully before investing. This and other information, including a description of the risks involved in investing in the CREF accounts, TIAA Real Estate Account and the funds, are found in the prospectuses. The CREF accounts, TIAA Real Estate Account and the funds are described in separate prospectuses. You may obtain a prospectus, free of charge, by calling 877 518-9161. You should read the prospectus carefully before investing. For more information about the TIAA Traditional Annuity, you may obtain the applicable contracts by calling 800 842-2252.

To change your allocation choices for future premiums, you can:

•	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

•	call our Automated Telephone Service (24 hours a day) at 800 842-2252; or

•	use the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

When you allocate premiums to an investment account, the premiums are used to purchase accumulation units in that investment account. You may change your allocation for future premiums at any time. We will allocate your premiums according to the most recent valid instructions in a form acceptable to us (in good order) that we have received from you. Your employer’s plan may limit your right to allocate premiums to an investment account. We may stop accepting premiums to any or all investment accounts at any time.

28	Prospectus ■ TIAA Access

Important information about procedures for opening a new account

To help the U.S. government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who purchases a contract.

What this means for you: When you apply for a contract, we will ask for your name, street address (not a post office box), date of birth, Social Security number and other information, such as your home telephone number, that will allow us to identify you. Until you provide us with the information we need, we may not be able to issue a contract or effect any transactions for you.

In certain circumstances, we may be required to block a contractowner’s ability to make certain transactions and may refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators without notice or consent.

Accumulation units

Determining the value of your contract—investment accounts

The premiums you allocate, or transfers you make, to the investment accounts purchase accumulation units. We calculate how many accumulation units to credit by dividing the amount allocated or transferred to the particular investment account by its accumulation unit value calculated at the close of the business day we receive your premium or completed transfer request in good order. For information regarding how we price your initial premium, see “Starting Out.” To determine how many accumulation units to subtract for transfers out and cash withdrawals, we use the unit value calculated at the close of the business day we receive your completed transaction request and all required information and documents in good order (unless you have chosen a later date).

We arbitrarily set the initial value of each accumulation unit at $25. Subsequently, the value of the accumulation units will depend mainly on the investment experience of the underlying funds, although the accumulation unit value also reflects the deduction by TIAA of separate account expenses. We calculate the accumulation unit value at the close of each valuation day. We multiply the previous day’s accumulation unit value by the net investment factor for the pertinent investment account of the separate account. The net investment factor reflects, for the most part, changes in the net asset value of the shares of the fund held by the investment account, and investment income and capital gains distributed to the investment account. The gross investment factor is decreased by the separate account expense and risk charges.

TIAA Access ■ Prospectus	29

An investment account’s net investment factor equals its gross investment factor minus the separate account charge incurred since the previous valuation day.

An investment account’s gross investment factor equals (a) divided by (b), as follows:

(a)	equals	(i):	the value of the fund shares in the investment account as of the close of the valuation day (net asset value per share times number of shares owned) excluding the net effect of contractowners’ transactions (i.e., premiums received, benefits paid, and transfers to and from the investment account) made during that day; plus
		(ii):	investment income and capital gains distributed to the investment account; less
		(iii):	any amount paid and/or reserved for tax liability resulting from the operation of the investment account since the previous valuation day.
(b)	equals	the value of the fund shares in the investment account as of the last valuation day, including the net effect of contractowners’ transactions.

Number of Accumulation Units. The number of accumulation units in an investment account under your contract will be increased by:

•	any premiums you allocate to that investment account; and

•	any transfers you make to that investment account.

The number of accumulation units in an investment account under your contract will be decreased by:

•	the application of any accumulations to provide any form of benefit; and

•	any transfers or withdrawals from your accumulation in that investment account.

The increase or decrease in the number of your accumulation units on any valuation day is equal to the net dollar value of all transactions divided by the value of the investment account’s accumulation unit as of the end of the valuation day on which the transaction becomes effective.

To change your investment allocations

To make a change to your future investment allocation percentages, you can write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201 or call 800 842-2252 or use the TIAA-CREF website’s account access feature at www.tiaa-cref.org. You may be required to complete and return certain forms (in good order) to effect these transactions. If you have any questions, call us at 800 842-2252. To make specific transfers, see “How to Make Transfers and Withdraw Cash,” below.

30	Prospectus ■ TIAA Access

How to transfer and withdraw your money

Generally, we allow you to move your money to and from the investment accounts and to make withdrawals from your contract. These options may be limited by the terms of your employer’s plan, by current tax law, or by the terms of your contract. Transfers from the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan must generally be at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. In the future, we may eliminate these minimum transaction levels. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. Note that a fund underlying an investment account may assess a fee for certain transfers or withdrawals or limit transfers in accordance with the fund’s policies. See the funds’ prospectuses for information on these restrictions.

Transfers and cash withdrawals are effective at the end of the business day we receive your request and all required documentation in good order. You can also choose to have transfers and withdrawals take effect at the end of any future business day. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contractowners. (See “Market Timing/Excessive Trading Policy.”)

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to the Employment Retirement Income Security Act of 1974 (“ERISA”), or

B)	an employer plan that provides for spousal rights to benefits, then your rights to choose certain benefits are restricted by the rights of your spouse to benefits only to the extent required by the IRC or ERISA or the terms of your employer plan (see “Spouse’s Rights to Benefits”).

Systematic transfers and withdrawals

If your employer’s plan allows, you can set up a program to make cash withdrawals or transfers automatically by specifying that we withdraw or transfer from your accumulation any fixed number of accumulation units, dollar amount, or percentage of accumulation until you tell us to stop or until your accumulation is exhausted. Currently, the program must be set up so that internal transfers must be at least $100. In the future, we may eliminate this minimum transfer amount.

How to make transfers and withdraw cash

To request a transfer or to withdraw cash, you can:

•	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

TIAA Access ■ Prospectus	31

•	call our Automated Telephone Service (24 hours a day) at 800 842-2252; or

•	for internal transfers, use the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

You may be required to complete and return certain forms (in good order) to effect these transactions. We can suspend or terminate your ability to transact by telephone, over the Internet, or by fax at any time, for any reason.

There may be tax law and/or plan restrictions on certain transfers. Before you transfer or withdraw cash, make sure you also understand the possible federal and other income tax consequences.

Transfers to and from other TIAA-CREF accounts and funds

Subject to your employer’s plan, current tax law or the terms of your contract, you can transfer some or all of your accumulation in the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan. We reserve the right to limit these transfers to once per quarter per investment account.

Subject to your employer’s plan, current tax law or the terms of your contract, you can also transfer some or all of your accumulation in the TIAA Traditional Annuity, in your CREF accounts or in the funds or TIAA annuities, such as TIAA Real Estate Account, to the investment accounts. Transfers from TIAA’s Traditional Annuity to the investment accounts under RA, GRA, or Retirement Choice Contracts can only be effected over a period of time (up to ten annual installments) and may be subject to other limitations, as specified in your contract.

Accumulation that is transferred from investment accounts under this contract to the TIAA Traditional Annuity or the TIAA Real Estate Account remains part of this contract and part of the accumulation under the contract. Transfers to any other accounts which are not offered under the terms of this contract are no longer part of this contract and its accumulation.

These transfers must generally be at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Because excessive transfer activity can hurt performance and other participants, we may further limit how often you transfer or otherwise modify the transfer privilege.

Transfers to other companies

Generally, you may transfer funds from the investment accounts to a company other than TIAA or CREF, subject to certain tax restrictions. This right may be limited by your employer’s plan. Roth amounts in a 403(b) or 401(a) plan can be rolled over only to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

32	Prospectus ■ TIAA Access

Under the Retirement Choice and Retirement Choice Plus Contracts, your employer could transfer monies from an investment account and apply it to another investment option not offered under this contract, subject to the terms of your plan, and without your consent.

Transfers from other companies/plans

Subject to your employer’s plan and federal tax law, you can usually transfer or roll over money from another 403(b), 401(a)/403(a) or governmental 457(b) retirement plan to your TIAA contract. You may also roll over before-tax amounts in a Traditional IRA to 403(b) plans, 401(a)/403(a) plans or eligible governmental 457(b) plans, provided such employer plans agree to accept the rollover. Roth amounts in a 403(b) or 401(a) plan can only be rolled over to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans. Funds in a private 457(b) plan can be transferred to another private 457(b) plan only. Accumulations in private 457(b) plans may not be rolled over to a qualified plan (e.g., a 401(a) plan), a 403(b) plan, a governmental 457(b) plan or an IRA.

Withdrawing cash

You may withdraw cash from your SRA or GSRA accumulation at any time during the accumulation period, provided federal tax law and the terms of your employer’s plan permits it (see below). Normally, you can’t withdraw money from your contract if you have already applied that money to begin receiving lifetime annuity income. Current federal tax law restricts your ability to make cash withdrawals from your accumulation under most voluntary salary reduction agreements. Withdrawals are generally available only if you reach age 59 1/2, leave your job, become disabled, or die, or if your employer terminates its retirement plan. If your employer’s plan permits, you may also be able to withdraw money if you encounter hardship, as defined by the IRS, but hardship withdrawals can be from contributions only, not investment earnings. You may be subject to a 10% penalty tax if you make a withdrawal before you reach age 59 1/2, unless an exception applies to your situation.

Under current federal tax law, you are not permitted to withdraw from 457(b) plans earlier than the calendar year in which you reach age 70  1/2 or leave your job or are faced with an unforeseeable emergency (as defined by law). There are generally no early withdrawal tax penalties if you withdraw under any of these circumstances (i.e., no 10% tax on distributions prior to age 59 1/2).

If you request a withdrawal, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file if you have elected this method of payment. A letter of instruction with a signature guarantee is required if the withdrawal is sent to an address other than the address of record, or to an address of record that has been changed within either the last 14 or 30 calendar days, depending on the service model applicable to your plan. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public

TIAA Access ■ Prospectus	33

cannot provide a signature guarantee. Proceeds directed to a bank account not on file have similar 14 or 30 day restrictions that require completion of a verification process. Please contact us for further information.

We reserve the right to require a signature guarantee on any withdrawal.

Systematic withdrawals to pay financial advisor fees

If permitted by your employer’s plan, you may authorize a series of systematic withdrawals to pay the fees of a financial advisor. Such systematic withdrawals are subject to all provisions applicable to systematic withdrawals, except as otherwise described in this section.

One series of systematic withdrawals to pay financial advisor fees may be in effect at the same time that one other series of systematic withdrawals is also in effect. Systematic withdrawals to pay financial advisor fees must be scheduled to be made quarterly only, on the first day of each calendar quarter. The amount withdrawn from each investment account must be specified in dollars or percentage of accumulation, and will be in proportion to the accumulations in each account at the end of the business day prior to the withdrawal. The financial advisor may request that we stop making withdrawals.

We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

Market timing/excessive trading policy

There are contractowners who may try to profit from transferring money back and forth among investment accounts in an effort to “time” the market. As money is shifted in and out of these investment accounts, we incur transaction costs and the underlying funds incur expenses for buying and selling securities. These costs are borne by all contractowners. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. The risk of pricing inefficiencies can be particularly acute for portfolios invested primarily in foreign securities, such as the TIAA-CREF International Equity Fund, the TIAA-CREF International Equity Index Fund, the TIAA-CREF Emerging Markets Equity Fund, the TIAA-CREF Emerging Markets Equity Index Fund, the American Funds EuroPacific Growth Fund, the Vanguard Emerging Markets Stock Index Fund, the Dodge & Cox International Stock Fund, and the DFA Emerging Markets Portfolio.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, contractowners who make a transfer out of any one of the investment accounts available under the contract (other than the investment accounts that invest in the TIAA-CREF Money Market Fund and the TIAA-CREF Short-Term Bond Fund) will not be able to make electronic transfers (i.e., over the Internet, by

34	Prospectus ■ TIAA Access

telephone or by fax) back into that same investment account in that contract for 30 calendar days starting the day after the transfer. The electronic transfers that will be restricted under this policy do not include certain types of transactions like systematic withdrawals, systematic purchases, automatic rebalancings, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by TIAA management.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an investment account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the funds under the separate account.

If we regard the transfer activity as disruptive to an underlying fund’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a contractowner’s ability to make transfers by telephone, fax or over the Internet. We also may stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar activity could be handled differently with the result that some market timing activity may not be detected.

We seek to apply our market timing and other transfer policies uniformly to all contractowners. We reserve the right to waive these policies where management believes that the waiver is in the contractowners’ best interests and that imposition of the policy’s restrictions is not necessary to protect contractowners from the effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. The contract is not appropriate for market timing. You should not invest in the contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time that we are unable to purchase or redeem shares of any of the funds under the separate account.

Contractowners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, there could be dilution in the value of account shares held by long-term participants, increased transaction costs, and interference with the efficient portfolio management of the affected fund.

The funds available as investment options under the contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. The prospectuses for the funds describe any such policies and procedures. The policies and procedures of a fund may be different, and more or less restrictive, than our policies and procedures or the

TIAA Access ■ Prospectus	35

policies and procedures of other funds. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading policies and procedures of the funds. However, we have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contractowners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contractowners who violate the market timing and excessive trading policies established by the fund.

In addition, some funds may impose redemption fees on short-term trading (i.e., redemptions of fund shares within a certain number of days after purchase). The fund determines the amount of the redemption fee and the fee is retained by or paid to the fund assessing the redemption fee and not by TIAA. The redemption fee may affect the number and value of accumulation units transferred out of the investment account that invests in that fund and, therefore, may affect the investment account accumulation. We reserve the right to administer and collect any such redemption fees from your accumulation on behalf of the funds.

Timing of payments to you

In general, we will make the following types of payments within seven calendar days after we have received all the information we need to process your request:

•	cash withdrawals;

•	transfers to TIAA (e.g., another TIAA annuity offered by your employer’s plan), CREF, funds, or to other companies;

•	payments under a fixed-period annuity; and

•	death benefits.

Each of these types of payments is described further below. The seven-day period may be extended in certain circumstances, such as an SEC-recognized emergency. There may also be delays in making payments for other reasons (e.g., payments in connection with loans, or if you have requested a transfer to another company and we have not received information we need from that company). If you request that withdrawal proceeds from an investment account be transferred to another investment vehicle and there is a delay in the investment of those proceeds, you will not experience the investment performance of that investment vehicle during such a delay. In addition, if, pursuant to SEC rules, the TIAA-CREF Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the TIAA-CREF Money Market investment account until the fund is liquidated.

36	Prospectus ■ TIAA Access

Receiving annuity income

The annuity period in general

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877 518-9161.) Participants in any other investment accounts who wish to elect annuity income can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Unless you opt for a lifetime annuity, generally you must be at least age 59 1/2 to begin receiving annuity income payments from your annuity contract free of a 10% early distribution penalty tax. Your employer’s plan may also restrict when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your contract shortly after you reach the later of age 70 1/2 or you retire. Also, you can’t begin a one-life annuity after you reach age 90, nor may you begin a two-life annuity after either you or your annuity partner reach age 90.

Your income payments may be paid out through a variety of income options. You can pick a different income option for different portions of your accumulation, but once you have started payments you usually can’t change your income option or annuity partner for that payment stream.

Usually income payments are monthly. You can choose quarterly, semiannual, and annual payments as well. TIAA has the right to not make payments at any interval that would cause the initial payment to be less than $100. We will send your payments by mail to your home address or, on your request, by mail or electronic funds transfer to your bank.

Your initial income payments are based on your accumulation on the last valuation day before the annuity starting date. Your payments change after the initial payment based on the investment account’s investment experience and the income change method you choose.

There are two income change methods for annuity payments: annual and monthly. Under the annual income change method, payments from the separate account change each May 1, based on the net investment results during the prior year (from the day following the last valuation day in March of the prior year through the last valuation day in March of the current year). Under the monthly income change method, payments change every month, based on the net investment results during the previous month. For the formulas used to calculate the amount of

TIAA Access ■ Prospectus	37

annuity payments, see “Annuity Payments.” The total value of your annuity payments may be more or less than your total premiums. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Annuity starting date

Ordinarily, annuity payments begin on the date you designate as your annuity starting date, provided we have received all documentation in good order necessary for the income option you’ve picked. If something is missing, we will let you know and will defer your annuity starting date until we receive the missing items and/or information. You may designate any future date for your annuitization request, in accordance with our procedures and as long as it is one on which we process annuitizations. Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment. Any premiums received within 70 days after payments begin may be used to provide additional annuity income. Premiums received after 70 days will remain in your accumulating annuity contract until you give us further instructions. For example, if we receive a premium from you 30 days after payments begin, we will recalculate your payments so you will receive additional annuity income. However, if we receive a premium from you 90 days after payments begin, then that premium would remain in the accumulation portion of the contract. Ordinarily, your first annuity payment can be made on any business day between the first and twentieth of any month.

Income options

Both the number of annuity units you purchase and the amount of your income payments will depend on which income option(s) you pick. Your employer’s plan, tax law and ERISA may limit which income options you can use to receive income from an RA, GRA, SRA, GSRA, Retirement Choice, or Retirement Choice Plus Contract. Ordinarily, you will choose your income options shortly before you want payments to begin, but you can make or change your choice any time before your annuity starting date.

All of the income options provide variable payments, and the amount of income you receive depends in part on the investment experience of the investment accounts selected by you. The current options are:

•

One-Life Annuity with or without Guaranteed Period: Pays income as long as you live. If you opt for a guaranteed period (10, 15 or 20 years) and you die before it’s over, income payments will continue to your beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at your death—so, it’s possible for you to receive only one payment if you die less than a month after payments start. (The 15-year guaranteed period is not available under all contracts.)

•	Annuity for a Fixed Period: Pays income for any period you choose from five to 30 years (two to 30 years for RAs, GRAs, and SRAs). (This option is not available under all contracts.)

38	Prospectus ■ TIAA Access

•

Two-Life Annuities: Pays income to you as long as you live, then continues at either the same or a reduced level for the life of your annuity partner. There are four types of two-life annuity options, all available with or without a guaranteed period—Full Benefit to Survivor, Two-Thirds Benefit to Survivor, 75% Benefit to Annuity Partner and a Half-Benefit to Annuity Partner. Under the Two-Thirds Benefit to Survivor option, payments to you will be reduced upon the death of your annuity partner.

•

Minimum Distribution Option (“MDO”): Generally available only if you must begin annuity payments under the IRC minimum distribution requirements. (Some employer plans allow you to elect this option earlier—contact TIAA for more information.) The option, if elected, automatically pays an amount designed to fulfill the distribution requirements under federal tax law. (The option is not available under all contracts.)

You must apply your entire accumulation under a contract if you want to use the MDO. It is possible that income under the MDO will cease during your lifetime. Prior to age 90, and subject to applicable plan and legal restrictions, you can apply any remaining part of an accumulation applied to the MDO to any other income option for which you’re eligible. Using the MDO will not affect your right to take a cash withdrawal of any accumulation not yet distributed (to the extent that a cash withdrawal was available to you under your contract and under the terms of your employer’s plan). This automatic payout option is not currently available under the Retirement Choice or Retirement Choice Plus Contracts. Instead, required minimum distributions will be paid directly from these contracts pursuant to the terms of your employer’s plan.

For any of the income options described above, current federal tax law says that your guaranteed period can’t exceed the joint life expectancy of you and your beneficiary or annuity partner, and other IRC stipulations may make some income options unavailable to you. Other income options may become available in the future, subject to the terms of your retirement plan and relevant federal and state laws. We may stop offering certain income options in the future. For more information about any annuity option, please contact us.

Receiving Lump-Sum Payments (Retirement Transition Benefit): If your employer’s plan allows, you may be able to receive a single sum payment of up to 10% of the value of any part of an accumulation being converted to annuity income on the annuity starting date. Of course, if your employer’s plan allows cash withdrawals, you can take a larger amount (up to 100%) of your accumulation as a cash payment. The retirement transition benefit will be subject to current federal income tax requirements and possible early distribution penalties. See “Taxes.”

Transfers during the annuity period

After you begin receiving annuity income, you can, subject to your employer’s plan, current tax law or the terms of your contract, transfer all or part of any annuity units (which determine annuity income payable) once each calendar quarter from

TIAA Access ■ Prospectus	39

the separate account into a “comparable annuity” payable from (i) another fund within the separate account (if available), (ii) a CREF account, (iii) the TIAA Real Estate Account, (iv) another TIAA annuity or (v) TIAA’s Traditional Annuity. You can also transfer annuity units from the CREF accounts or the TIAA Real Estate Account or another TIAA annuity into a comparable annuity payable from the separate account in accordance with the terms of your annuity contract. Comparable annuities are those which are payable under the same income option, and have the same first and second annuitant, and remaining guaranteed period.

We will process and credit your transfer on the business day we receive your request in good order. You can also choose to have a transfer take effect at the close of any future business day. Transfers under the annual income payment method will affect your annuity payments beginning on the May 1 following the March 31 which is on or after the effective date of the transfer. Transfers under the monthly income payment method and all transfers into TIAA’s Traditional Annuity will affect your annuity payments beginning with the first payment due after the monthly payment valuation day that is on or after the transfer date. You can switch between the annual and monthly income change methods, and the switch will go into effect on the last valuation day in March.

Annuity payments

You are the annuitant under the contract. This means if you choose a lifetime income option, annuity payments will continue for as long as you live. The amount of annuity payments we pay you or your beneficiary will depend upon the number and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. The amount of the annuity payments will change according to the income change method chosen.

Under the annual income change method, the value of an annuity unit for payments is redetermined on March 31 of each year (or, if March 31 is not a valuation day, the immediately preceding valuation day). This date is called the “annual payment valuation day.” Annuity payments change beginning May 1. The change reflects the net investment experience of the separate account. The net investment experience for the twelve months following the annual payment valuation day will be reflected in the annuity unit value determined on the next year’s annual payment valuation day.

Under the monthly income change method, the value of an annuity unit for payments is determined on the payment valuation day, which is the 20th day of the month preceding the payment due date or, if the 20th is not a business day, the preceding business day. The monthly changes in the value of an annuity unit reflect the net investment experience of the separate account. The formulas for calculating the number and value of annuity units payable are described below.

TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

40	Prospectus ■ TIAA Access

Calculating the Number of Annuity Units Payable: When a participant or a beneficiary converts all or a portion of his or her accumulation into an income-paying contract, the number of annuity units payable from the separate account under an income change method is determined by dividing the value of the account accumulation to be applied to provide the annuity payments by the product of the annuity unit value for that income change method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then-current settlement mortality schedules for this separate account. Contractowners bear no mortality risk under their contracts—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.

The number of annuity units payable under an income change method under your contract will be reduced by the number of annuity units you transfer out of that income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make into that income change method under your contract.

Value of Annuity Units: The investment account’s annuity unit value is calculated separately for each income change method for each valuation day. We assume an investment return of 4%. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the account is greater than 4% and decrease if the value is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the account will earn the 4% assumed investment return in the future.

The initial value of the annuity unit for a new annuitant is the value determined as of the valuation day before annuity payments start.

For participants under the annual income change method, the value of the annuity unit for payment remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of the last valuation day in March.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA Access ■ Prospectus	41

TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.

Death benefits

Choosing beneficiaries

Death benefits under TIAA contracts are payable to the beneficiaries you name, which may be subject to the terms of your employer’s plan. When you purchase your annuity contract, you name one or more beneficiaries to receive the death benefit if you die. You can generally change your beneficiaries anytime before you die, and, unless you instruct otherwise, your annuity partner can do the same after your death.

Your spouse’s rights

Your choice of beneficiary for death benefits may, in some cases, be subject to the consent of your spouse. Similarly, if you are married at the time of your death, federal law may require a portion of the death benefit be paid to your spouse even if you have named someone else as beneficiary. If you die without having named any beneficiary, any portion of your death benefit not payable to your spouse will go to your estate.

Amount of death benefit

If you die during the accumulation period, the death benefit is the amount of your accumulation. If you and your annuity partner die during the annuity period while payments are still due under a fixed-period annuity or for the remainder of a guaranteed period, the death benefit is the value of the remaining guaranteed payments.

Payment of death benefit

To authorize payment and pay a death benefit, we must have received all necessary forms and documentation (in good order), including proof of death and the selection of the method of payment.

Methods of payment of death benefits

Generally, you can choose for your beneficiary the method we will use to pay the death benefit, but few participants do this. If you choose a payment method, you can also prevent your beneficiaries from changing it. Most people leave the choice to their beneficiaries. We can prevent any choice if its initial payment is less than $25. If death occurs while the annuity contract is in the accumulation stage, in most cases we can pay the death benefit using the TIAA-CREF Savings and Investment Plan (defined below). We will not do this if you preselected another option or if the beneficiary elects another option. Some beneficiaries, such as charities and certain estates or trusts, are not eligible for the Savings and

42	Prospectus ■ TIAA Access

Investment Plan. If your beneficiary is not eligible and does not specifically instruct us to start paying death benefits within a year of your death, we may start making payments to them over five years using the fixed-period annuity method of payment.

Payments during accumulation period

Currently, the available methods of payment for death benefits from funds in the accumulation period are:

•	Single-Sum Payment, in which the entire death benefit is paid to your beneficiary at once;

•	One-Life Annuity With or Without Guaranteed Period, in which the death benefit is paid for the life of the beneficiary or through the guaranteed period;

•	Annuity for a Fixed Period of 5 to 30 years (not available under Retirement Choice and Retirement Choice Plus), in which the death benefit is paid for a fixed period;

•

Minimum Distribution Payments (also called the TIAA-CREF Savings and Investment Plan), which automatically pays income according to the Internal Revenue Code’s minimum distribution requirements. This payment method operates in much the same way as the minimum distribution option. It is possible under this method that your beneficiary will not receive income for life. This payment method is not available under Retirement Choice or Retirement Choice Plus contracts.

Death benefits are usually paid monthly (unless you chose a single-sum method of payment), but your beneficiary can switch them to quarterly, semiannual or annual payments. Note that for Retirement Choice and Retirement Choice Plus contracts, beneficiaries may only receive either a single-sum payment or a one-life annuity (with or without a guaranteed period).

Payments during annuity period

If you and your annuity partner die during the annuity period, your beneficiary can choose to receive any remaining guaranteed periodic payments due under your contract. Alternatively, your beneficiary can choose to receive the commuted value of those payments in a single sum unless you have indicated otherwise. The amount of the commuted value will be different from the total of the periodic payments that would otherwise be paid.

Ordinarily, death benefits are subject to federal tax. If taken as a lump sum, death benefits would be taxed like complete withdrawals. If taken as annuity benefits, the death benefit would be taxed like annuity payments. For more information, see the discussion under “Taxes” below.

TIAA Access ■ Prospectus	43

Employer plan fee withdrawals

Your employer may, in accordance with the terms of your plan, and with TIAA’s approval, withdraw amounts from your accumulations under your Retirement Choice or Retirement Choice Plus contract, and, if your certificate so provides, on your GRA or GSRA, or GA contract, to pay fees associated with the administration of the plan. TIAA also reserves the right to suspend or reinstate its approval for a plan to make such withdrawals. The amount and the effective date of an employer plan fee withdrawal will be in accordance with the terms of your plan. TIAA will determine all values as of the end of the effective date under the plan.

An employer plan fee withdrawal cannot be revoked after its effective date under the plan. Each employer plan fee withdrawal will be made on a pro-rata basis from all your available TIAA and CREF Accounts. An employer plan fee withdrawal reduces the accumulation from which it is paid by the amount withdrawn. If allowed by your contract, your employer may also charge a fee on your Account to pay fees associated with administering the plan.

Spouse’s rights to benefits

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your rights to choose certain benefits are restricted by the rights of your spouse to benefits as follows:

•	Spouse’s survivor retirement benefit. If you are married on your annuity starting date, your income benefit must be paid under a two-life annuity with your spouse as second annuitant.

•

Spouse’s survivor death benefit. If you die before your annuity starting date and your spouse survives you, the payment of the death benefit to your named beneficiary may be subject to your spouse’s right to receive a death benefit. Under an employer plan subject to ERISA, your spouse has the right to a death benefit of at least 50% of any part of your accumulation attributable to contributions made under such a plan. Under an employer plan not subject to ERISA, your spouse may have the right to a death benefit in the amount stipulated in the plan.

Your spouse may consent to a waiver of his or her rights to these benefits.

Waiver of spouse’s rights

If you are married, and all or part of your accumulation is attributable to contributions made under:

44	Prospectus ■ TIAA Access

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your spouse must consent to a waiver of his or her rights to survivor benefits before you can choose:

•	an income option other than a two-life annuity with your spouse as second annuitant; or

•	beneficiaries who are not your spouse for more than the percentage of the death benefit allowed by the employer plan; or

•	a lump-sum benefit.

In order to waive the rights to spousal survivor benefits, we must receive, in a form satisfactory to us, your spouse’s consent, or a satisfactory verification that your spouse cannot be located. A waiver of rights with respect to an income option or a lump-sum benefit must be made in accordance with the IRC and ERISA, or the applicable provisions of your employer plan. A waiver of the survivor death benefit may not be effective if it is made prior to the earlier of the plan year in which you reach age 35 or your severance from employment of your employer.

Verification of your marital status may be required, in a form satisfactory to us, for purposes of establishing your spouse’s rights to benefits or a waiver of these rights. (For more information about the definition of a “spouse”, see “Taxes—Federal Defense of Marriage Act.”) You may revoke a waiver of your spouse’s rights to benefits at any time during your lifetime and before the annuity starting date. Your spouse may not revoke a consent to a waiver after the consent has been given.

Charges

Separate account charges

We deduct charges each valuation day from the assets of each investment account for various services required to administer the separate account and the contracts and to cover certain insurance risks borne by us. The contract allows for total separate account charges (i.e., administrative expense and mortality and expense risk charges) of up to 2.00% of net assets of the investment accounts annually. The total separate account charges for payout annuities will not exceed 2.00% of net assets of the investment accounts annually. The current charges applicable to your contract are listed in the Summary at the beginning of this prospectus. While TIAA reserves the right to increase the separate account charges at any time (up to the 2.00% maximum), we will provide at least three months’ notice before any such increase.

Administrative Expense Charge. This daily charge is for administration and operations, such as allocating premiums and administering accumulations.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the contract.

TIAA Access ■ Prospectus	45

TIAA’s mortality risks come from its obligations to make annuity payments. We assume the risk of making annuity payments regardless of how long the annuitant(s) may live or whether the mortality experience of annuitants as a group is better than expected.

Our expense risk is the possibility that our actual expenses for administering and marketing the contract and for operating the separate account will be higher than the amount recovered through the administrative expense deduction.

If the mortality and expense risk charge allowed under the contract is not enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our general account assets, which may include amounts derived from the mortality and expense risk charge, to Services, the principal distributor of the contract.

Other charges and expenses

Fund Expenses. Certain deductions and expenses of the underlying funds are paid out of the assets of the funds. These expenses include charges for investment advice, portfolio accounting, custody, and other services provided for the fund. The investment advisors are entitled to an annual fee based on a percentage of the average daily net assets of each fund. For more information on underlying fund deductions and expenses, please read the funds’ current prospectuses.

No Deductions from Premiums or Surrender Charge. The contract provides for no front-end charges and no surrender charge.

Premium Taxes. Some states assess premium taxes on the premiums paid under the contract. We will deduct the total amount of premium taxes, if any, from your accumulation based on current state insurance laws, subject to the provisions of your contract, and our status in the state. Generally, premium taxes range from 0.5% to 3.5%, depending on the state.

Taxes

This section offers general information concerning federal taxes. It does not cover every situation. Check with your tax advisor for more information.

This contract may be purchased only in connection with a tax qualified retirement plan under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). If the contract were to be purchased other than in connection with such a tax-qualified retirement plan, you would not receive the tax benefits normally associated with annuity contracts and you would be subject to current tax. The following discussion assumes that the contract is issued in connection with one of the retirement plans listed above.

During the accumulation period, premiums paid in before-tax dollars, employer contributions and earnings attributable to these amounts are not taxed until they’re withdrawn. Annuity payments, single sum withdrawals, systematic withdrawals, and death benefits are usually taxed as ordinary income. Premiums paid in after-tax

46	Prospectus ■ TIAA Access

dollars are not taxable when withdrawn, but earnings attributable to these amounts are taxable unless those amounts are contributed as Roth contributions to a 401(a), 403(b), or governmental 457(b) plan and certain criteria are met before the amounts (and the income on the amounts) are withdrawn. Generally, transfers between qualified retirement plans and between 403(b) plans are not taxed. Transfers among the investment accounts also are not taxed.

Generally, contributions you can make under an employer’s plan are limited by federal tax law. Employee voluntary salary reduction contributions and Roth after-tax contributions to 403(b) and 401(k) plans are limited to $17,500 per year ($23,000 per year if you are age 50 or older). Certain long-term employees may be able to defer up to $20,500 per year in a 403(b) plan ($26,000 per year if you are age 50 or older).

The maximum contribution limit to a 457(b) nonqualified deferred compensation plan for employees of state and local governments is the lesser of $17,500 ($23,000 if you are age 50 or older) or 100% of “includable compensation” (as defined by law).

Note that the dollar amounts listed above are for 2014; different dollar limits may apply in future years.

Early Distributions: If you receive a distribution from any 401(a), 403(a), or 403(b) retirement plan before you reach age 59 1/2 and you do not roll over or directly transfer such distribution to an IRA or employer plan in accordance with federal tax law, you may have to pay an additional 10% early distribution tax on the taxable amount. In general, however, there is no penalty on distributions (1) made on or after the taxpayer reaches age 59 1/2, (2) made on or after the death of the contractowner, (3) attributable to the taxpayer’s becoming disabled, or (4) made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Early distributions from 457(b) plans are not subject to a 10% penalty tax unless, in the case of a governmental 457(b) plan, the distribution includes amounts rolled over to the plan from a 401(a), 403(a), or 403(b) plan. Consult your tax advisor for more information.

Minimum Distribution Requirements: In most cases, payments from qualified contracts must begin by April 1 of the year after the year you reach age 70 1/2, or if later, retirement. Under the terms of certain retirement plans, the plan administrator may direct us to make the minimum distributions required by law even if you do not elect to receive them. In addition, if you do not begin distributions on time, you may be subject to a 50% excise tax on the amount you should have received but did not. You are responsible for requesting distributions that comply with the minimum distribution rules.

Withholding on Distributions: If we pay an “eligible rollover” distribution directly to you, federal law requires us to withhold 20% from the taxable portion. On the other hand, if we roll over such a distribution directly to an IRA or employer plan, we do

TIAA Access ■ Prospectus	47

not withhold any federal income tax. The 20% withholding also does not apply to certain types of distributions that are not considered eligible rollovers, such as lifetime annuity payments, or minimum distribution payments.

For the taxable portion of noneligible rollover distributions, we will withhold federal income taxes unless you tell us not to and you are eligible to avoid withholding. However, if you tell us not to withhold but we do not have your taxpayer identification number on file, we still are required to deduct taxes. These rules also apply to distributions from governmental 457(b) plans. In general, all amounts received under a private 457(b) plan are taxable and are subject to federal income tax withholding as wages.

Annuity Purchases by Nonresident Aliens. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Federal Estate, Gift and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contractowner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS. For 2014, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,340,000 and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Federal Defense of Marriage Act. The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract’s death benefit and any joint-life coverage under an optional living benefit. All contract provisions relating to spousal continuation are

48	Prospectus ■ TIAA Access

available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of the Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

Special Rules for Withdrawals to Pay Advisory Fees: If you have arranged for us to pay advisory fees to your financial advisor from your accumulations, those partial withdrawals generally will not be treated as taxable distributions as long as:

•	the payment is for expenses that are ordinary and necessary;

•	the payment is made from a Section 401(a), 403(a), or 403(b) retirement plan;

•	your financial advisor’s payment is only made from the accumulations in your retirement plan, and not directly by you or anyone else, under the agreement with your financial advisor; and

•	once advisory fees begin to be paid from your retirement plan, you continue to pay those fees solely from your plan and not from any other source.

Such payments can only be made if permitted under your employer’s retirement plan.

Additional information

Financial Condition of TIAA: Many financial services companies, including insurance companies, have been facing challenges in the recent economic and market environment. We are providing important information to help you understand how our contracts work and how our ability to meet our obligations affects your contract.

Assets in the Separate Account. You assume all of the investment risk for accumulations allocated to the investment accounts. Your accumulation in the investment accounts is part of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged

TIAA Access ■ Prospectus	49

with liabilities arising from any other business that we may conduct. This means that your accumulated value allocated to the separate account should generally not be adversely affected by the financial condition of our general account. See “The Separate Account.”

Assets in the General Account. We issue insurance policies and financial products other than TIAA Access, and some of these products are supported by the assets in our general account (e.g., TIAA Traditional). These general account products are subject to our claims-paying ability.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective contractowners to read and understand our financial statements. Our financial statements, as well as the financial statements of the separate account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address referenced earlier in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov.

Customer Complaints: Customer complaints may be directed to TIAA-CREF, P.O. Box 1259, Charlotte, NC 28201, telephone 800 842-2252.

Choices and Changes: You have to make your choices or changes through a written notice that is satisfactory to us and received (in good order) at our home office or at some other location that we have specifically designated for that purpose. When we receive a notice of a change in beneficiary or other person named to receive payments, we will make the change as of the date it was signed, even if the signer has died in the meantime. We make all other changes as of the date the notice is received in good order.

Telephone and Internet Transactions: You can use our Automated Telephone Service (“ATS”) or the TIAA-CREF website’s account access feature to check your account balances, transfer between accounts or to TIAA, and allocate future contributions among the accounts and funds offered under your employer’s plan available to you through TIAA-CREF. You will be asked to enter your Personal

50	Prospectus ■ TIAA Access

Identification Number (“PIN”) and Social Security Number for both systems. (You can establish a PIN by calling us.) Both will lead you through the transaction process and we will use reasonable procedures to confirm that instructions given are genuine. If we use such procedures, we are not responsible for incorrect or fraudulent transactions. All transactions made over the ATS and Internet are electronically recorded.

To use the ATS, you need a touch-tone telephone. The toll-free number for the ATS is 800 842-2252. To use the Internet, go to the account access feature of the TIAA-CREF website at www.tiaa-cref.org.

We can suspend or terminate your ability to transact by Internet, telephone or fax at any time, for any reason.

Electronic Prospectuses: If you received this prospectus electronically and would like a paper copy, please call 877 518-9161 and we will send it to you.

Assigning Your Contract: Generally, neither you nor your beneficiaries can assign ownership of the contract to someone else.

Errors or Omissions: We reserve the right to correct any errors or omissions on any form, report, or statement that we send you.

Texas Optional Retirement Program Participants: If you are in the Texas Optional Retirement Program, you (or your beneficiary) can redeem some or all of your accumulation only if you retire, die, or leave your job in the state’s public institutions of higher education.

Householding: To lower expenses and eliminate duplicate documents sent to your home, we may mail only one copy of the TIAA prospectus and other required documents to your household, even if more than one participant lives there. If you prefer to continue to receive your own copy of any document, write or call us at 800 842-2252.

Distribution: We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the contracts is TIAA-CREF Individual & Institutional Services, LLC, a subsidiary of TIAA. Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. No commissions are paid to dealers as a percentage of purchase payments. Underwriting commissions are not paid to Services for distribution of the contracts. We pay Services a fee from our general account assets for sales of the contracts. We paid approximately $1,974,158, $1,181,101, and $743,253 in fees to Services for fiscal years 2013, 2012 and 2011, respectively, for distribution of the contracts. We intend to recoup any payments made to Services through fees and charges imposed under the contract.

Legal Proceedings: Neither the separate account, TIAA nor Services is involved in any legal action that we consider likely to have a material adverse effect on the separate account, the ability of TIAA to meet its obligations under the contracts, or the ability of Services to perform its contract with the separate account.

TIAA Access ■ Prospectus	51

Unclaimed Property: Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contractowners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances. Contractowners are urged to keep their own, as well as their insureds’, beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated in writing to TIAA at P.O. Box 1259, Charlotte, NC 28201, by calling our Automated Telephone Service (24 hours a day) at 800 842-2252 or via www.tiaa-cref.org.

Statements and reports

You will receive a confirmation statement each time you make a transfer to, a transfer out, or a cash withdrawal from the separate account or among the investment accounts. The statement will show the date and amount of each transaction. However, if you are using an automatic investment plan, you will receive a statement confirming those transactions following the end of each calendar quarter.

If you have any accumulations in the separate account, you will be sent a statement each quarter which sets forth the following:

(1)	premiums paid during the quarter;

(2)	the number and dollar value of accumulation units in the investment accounts credited to you during the quarter and in total;

(3)	cash withdrawals, if any, from the investment accounts during the quarter; and

(4)	any transfers during the quarter.

You will also receive, at least semi-annually, reports containing the financial statements of the funds and a schedule of investments held by the funds.

52	Prospectus ■ TIAA Access

Table of contents for the Statement of Additional Information

Variable Annuity Payments	B-2

General Matters	B-2

State Regulation	B-3

Legal Matters	B-3

Experts	B-3

Additional Information	B-3

Management Related Service Contracts	B-3

Financial Statements	B-4

TIAA Access ■ Prospectus	53

Appendix A: Separate account condensed financial information

Presented below is condensed financial information for the separate account for the periods indicated. The table shows per accumulation unit data for the investment accounts of the separate account offered in this prospectus. The data should be read in conjunction with the financial statements and other financial information included in the SAI. The SAI is available without charge upon request.

54	Prospectus ■ TIAA Access

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF Bond Fund Sub-Account
2013		667	$34.16 to $35.38	$33.54 to $34.96
2012		512	$32.06 to $32.99	$34.16 to $35.38
2011		468	$30.26 to $30.94	$32.06 to $32.99
2010		335	$28.51 to $28.97	$30.26 to $30.94
2009		146	$26.98 to $27.26	$28.51 to $28.97
2008		6	$26.41 to $26.55	$26.98 to $27.26
2007	(j)	0.2	$25.00	$26.41 to $26.55

TIAA-CREF Bond Index Fund Sub-Account
2013		628	$27.20 to $27.49	$26.37 to $26.83
2012		289	$26.32 to $26.44	$27.20 to $27.49
2011	(k)	143	$25.00	$26.32 to $26.44

TIAA-CREF Bond Plus Fund Sub-Account
2013		1,310	$33.96 to $35.17	$33.47 to $34.90
2012		1,083	$31.54 to $32.46	$33.96 to $35.17
2011		704	$29.74 to $30.41	$31.54 to $32.46
2010		397	$27.62 to $28.07	$29.74 to $30.41
2009		153	$25.23 to $25.49	$27.62 to $28.07
2008		8	$26.05 to $26.18	$25.23 to $25.49
2007	(j)	1	$25.00	$26.05 to $26.18

TIAA-CREF Emerging Markets Equity Fund Sub-Account
2013		32	$22.52 to $22.76	$22.27 to $22.66
2012		23	$18.83 to $18.91	$22.52 to $22.76
2011	(k)	1	$25.00	$18.83 to $18.91

TIAA-CREF Emerging Markets Equity Index Fund Sub-Account
2013		29	$22.54 to $22.79	$21.66 to $22.04
2012		16	$19.15 to $19.23	$22.54 to $22.79
2011	(k)	9	$25.00	$19.15 to $19.23

TIAA-CREF Equity Index Fund Sub-Account
2013		1,666	$27.28 to $28.26	$36.14 to $37.68
2012		1,256	$23.63 to $24.31	$27.28 to $28.26
2011		1,022	$23.57 to $24.10	$23.63 to $24.31
2010		920	$20.32 to $20.65	$23.57 to $24.10
2009		848	$15.96 to $16.13	$20.32 to $20.65
2008		14	$25.62 to $25.75	$15.96 to $16.13
2007	(j)	5	$25.00	$25.62 to $25.75

TIAA Access ■ Prospectus	55

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF Growth & Income Fund Sub-Account
2013		4,250	$31.48 to $32.61	$41.98 to $43.77
2012		3,894	$27.25 to $28.04	$31.48 to $32.61
2011		2,730	$26.66 to $27.26	$27.25 to $28.04
2010		2,266	$23.73 to $24.12	$26.66 to $27.26
2009		1,891	$18.84 to $19.04	$23.73 to $24.12
2008		527	$29.20 to $29.34	$18.84 to $19.04
2007	(j)	108	$25.00	$29.20 to $29.34

TIAA-CREF High-Yield Fund Sub-Account
2013		233	$28.47 to $40.40	$30.00 to $42.85
2012		189	$25.08 to $35.35	$28.47 to $40.40
2011		104	$32.99 to $33.34	$25.08 to $35.35
2010		55	$28.91 to $29.12	$32.99 to $33.34
2009		30	$20.47 to $20.57	$28.91 to $29.12
2008		4	$25.48 to $25.60	$20.47 to $20.57
2007	(j)	0.3	$25.00	$25.48 to $25.60

TIAA-CREF Inflation-Linked Bond Fund Sub-Account
2013		179	$36.66 to $37.97	$33.20 to $34.61
2012		204	$34.68 to $35.68	$36.66 to $37.97
2011		151	$30.82 to $31.52	$34.68 to $35.68
2010		82	$29.27 to $29.75	$30.82 to $31.52
2009		46	$26.93 to $27.21	$29.27 to $29.75
2008		9	$27.58 to $27.72	$26.93 to $27.21
2007	(j)	0.2	$25.00	$27.58 to $27.72

TIAA-CREF International Equity Fund Sub-Account
2013		8,675	$22.26 to $23.06	$27.40 to $28.57
2012		6,979	$17.08 to $17.58	$22.26 to $23.06
2011		5,603	$22.51 to $23.01	$17.08 to $17.58
2010		4,310	$18.90 to $19.21	$22.51 to $23.01
2009		2,729	$14.43 to $14.59	$18.90 to $19.21
2008		1,461	$28.84 to $28.98	$14.43 to $14.59
2007	(j)	901	$25.00	$28.84 to $28.98

56	Prospectus ■ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF International Equity Index Fund Sub-Account
2013		8,484	$22.53 to $23.48	$27.36 to $28.43
2012		6,816	$19.00 to $19.87	$22.53 to $23.48
2011		4,444	$21.72 to $21.94	$19.00 to $19.87
2010		3,305	$20.27 to $20.42	$21.72 to $21.94
2009		2,119	$15.72 to $15.79	$20.27 to $20.42
2008		948	$27.23 to $27.37	$15.72 to $15.79
2007	(j)	304	$25.00	$27.23 to $27.37

TIAA-CREF Large-Cap Growth Fund Sub-Account
2013		919	$30.64 to $31.73	$42.51 to $44.32
2012		747	$26.39 to $27.16	$30.64 to $31.73
2011		585	$26.16 to $26.75	$26.39 to $27.16
2010		365	$23.30 to $23.67	$26.16 to $26.75
2009		202	$17.39 to $17.58	$23.30 to $23.67
2008		26	$29.72 to $29.87	$17.39 to $17.58
2007	(j)	8	$25.00	$29.72 to $29.87

TIAA-CREF Large-Cap Growth Index Fund Sub-Account
2013		1,764	$26.70 to $31.33	$35.33 to $41.73
2012		1,143	$23.35 to $27.22	$26.70 to $31.33
2011		906	$26.29 to $26.56	$23.35 to $27.22
2010		846	$22.67 to $22.83	$26.29 to $26.56
2009		696	$16.60 to $16.68	$22.67 to $22.83
2008		511	$27.03 to $27.17	$16.60 to $16.68
2007	(j)	144	$25.00	$27.03 to $27.17

TIAA-CREF Large-Cap Value Fund Sub-Account
2013		10,193	$24.68 to $25.56	$32.93 to $34.33
2012		6,556	$20.77 to $21.38	$24.68 to $25.56
2011		4,750	$22.19 to $22.69	$20.77 to $21.38
2010		3,490	$18.92 to $19.23	$22.19 to $22.69
2009		1,623	$14.57 to $14.72	$18.92 to $19.23
2008		572	$24.41 to $24.54	$14.57 to $14.72
2007	(j)	186	$25.00	$24.41 to $24.54

TIAA Access ■ Prospectus	57

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF Large-Cap Value Index Fund Sub-Account
2013		2,610	$24.64 to $26.67	$32.46 to $35.03
2012		1,823	$21.09 to $22.89	$24.64 to $26.67
2011		1,238	$21.12 to $21.34	$21.09 to $22.89
2010		974	$18.39 to $18.52	$21.12 to $21.34
2009		777	$15.43 to $15.50	$18.39 to $18.52
2008		468	$24.47 to $24.60	$15.43 to $15.50
2007	(j)	71	$25.00	$24.47 to $24.60

TIAA-CREF Lifecycle Retirement Income Fund Sub-Account
2013		653	$29.92 to $30.78	$32.62 to $33.78
2012		528	$27.03 to $27.63	$29.92 to $30.78
2011		400	$26.50 to $26.91	$27.03 to $27.63
2010		213	$24.13 to $24.35	$26.50 to $26.91
2009		62	$20.90 to $20.98	$24.13 to $24.35
2008	(l)	1	$25.00	$20.90 to $20.98

TIAA-CREF Lifecycle 2010 Fund Sub-Account
2013		2,040	$30.40 to $31.49	$33.80 to $35.24
2012		1,779	$27.19 to $27.98	$30.40 to $31.49
2011		1,403	$26.94 to $27.54	$27.19 to $27.98
2010		1,179	$24.27 to $24.67	$26.94 to $27.54
2009		835	$20.46 to $20.68	$24.27 to $24.67
2008		479	$26.90 to $27.04	$20.46 to $20.68
2007	(j)	222	$25.00	$26.90 to $27.04

TIAA-CREF Lifecycle 2015 Fund Sub-Account
2013		3,582	$29.71 to $30.78	$33.61 to $35.04
2012		2,819	$26.38 to $27.15	$29.71 to $30.78
2011		2,190	$26.39 to $26.98	$26.38 to $27.15
2010		1,480	$23.60 to $23.98	$26.39 to $26.98
2009		965	$19.56 to $19.77	$23.60 to $23.98
2008		371	$26.92 to $27.06	$19.56 to $19.77
2007	(j)	187	$25.00	$26.92 to $27.06

58	Prospectus ■ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF Lifecycle 2020 Fund Sub-Account
2013		5,233	$28.88 to $29.91	$33.39 to $34.81
2012		3,733	$25.38 to $26.12	$28.88 to $29.91
2011		2,503	$25.65 to $26.22	$25.38 to $26.12
2010		1,523	$22.78 to $23.15	$25.65 to $26.22
2009		910	$18.61 to $18.81	$22.78 to $23.15
2008		353	$26.83 to $26.96	$18.61 to $18.81
2007	(j)	86	$25.00	$26.83 to $26.96

TIAA-CREF Lifecycle 2025 Fund Sub-Account
2013		5,101	$28.09 to $29.10	$33.27 to $34.69
2012		3,847	$24.48 to $25.20	$28.09 to $29.10
2011		2,546	$24.99 to $25.55	$24.48 to $25.20
2010		1,600	$22.10 to $22.45	$24.99 to $25.55
2009		1,004	$17.76 to $17.94	$22.10 to $22.45
2008		317	$26.82 to $26.96	$17.76 to $17.94
2007	(j)	102	$25.00	$26.82 to $26.96

TIAA-CREF Lifecycle 2030 Fund Sub-Account
2013		4,849	$27.26 to $28.24	$33.03 to $34.44
2012		3,757	$23.57 to $24.26	$27.26 to $28.24
2011		2,598	$24.32 to $24.86	$23.57 to $24.26
2010		1,633	$21.36 to $21.70	$24.32 to $24.86
2009		897	$16.95 to $17.13	$21.36 to $21.70
2008		327	$26.85 to $26.98	$16.95 to $17.13
2007	(j)	73	$25.00	$26.85 to $26.98

TIAA-CREF Lifecycle 2035 Fund Sub-Account
2013		4,842	$26.96 to $27.92	$33.38 to $34.80
2012		3,629	$23.15 to $23.82	$26.96 to $27.92
2011		2,450	$24.14 to $24.68	$23.15 to $23.82
2010		1,508	$21.10 to $21.45	$24.14 to $24.68
2009		836	$16.53 to $16.71	$21.10 to $21.45
2008		285	$26.89 to $27.02	$16.53 to $16.71
2007	(j)	50	$25.00	$26.89 to $27.02

TIAA Access ■ Prospectus	59

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF Lifecycle 2040 Fund Sub-Account
2013		5,921	$27.09 to $28.06	$33.97 to $35.42
2012		4,564	$23.23 to $23.90	$27.09 to $28.06
2011		3,193	$24.27 to $24.82	$23.23 to $23.90
2010		2,106	$21.19 to $21.53	$24.27 to $24.82
2009		1,237	$16.60 to $16.77	$21.19 to $21.53
2008		421	$26.95 to $27.08	$16.60 to $16.77
2007	(j)	98	$25.00	$26.95 to $27.08

TIAA-CREF Lifecycle 2045 Fund Sub-Account
2013		2,745	$26.21 to $26.96	$32.84 to $34.01
2012		1,801	$22.46 to $22.96	$26.21 to $26.96
2011		971	$23.48 to $23.85	$22.46 to $22.96
2010		367	$20.51 to $20.70	$23.48 to $23.85
2009		106	$16.07 to $16.13	$20.51 to $20.70
2008	(l)	2	$25.00	$16.07 to $16.13

TIAA-CREF Lifecycle 2050 Fund Sub-Account
2013		2,001	$25.93 to $26.68	$32.49 to $33.64
2012		1,220	$22.23 to $22.72	$25.93 to $26.68
2011		626	$23.22 to $23.58	$22.23 to $22.72
2010		245	$20.30 to $20.48	$23.22 to $23.58
2009		80	$15.93 to $15.99	$20.30 to $20.48
2008	(l)	1	$25.00	$15.93 to $15.99

TIAA-CREF Lifecycle 2055 Fund Sub-Account
2013		8	$25.99 to $26.05	$32.57 to $32.92
2012	(m)	0.5	$24.64	$25.99 to $26.05

TIAA-CREF Mid-Cap Growth Fund Sub-Account
2013		3,457	$31.13 to $32.25	$42.27 to $44.07
2012		2,959	$26.59 to $27.37	$31.13 to $32.25
2011		2,707	$28.27 to $28.91	$26.59 to $27.37
2010		2,332	$22.17 to $22.53	$28.27 to $28.91
2009		1,346	$15.21 to $15.37	$22.17 to $22.53
2008		290	$28.51 to $28.65	$15.21 to $15.37
2007	(j)	133	$25.00	$28.51 to $28.65

60	Prospectus ■ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF Mid-Cap Value Fund Sub-Account
2013		10,547	$27.90 to $28.90	$36.71 to $38.28
2012		9,067	$24.11 to $24.81	$27.90 to $28.90
2011		7,560	$24.83 to $25.39	$24.11 to $24.81
2010		5,860	$20.65 to $20.98	$24.83 to $25.39
2009		3,526	$15.14 to $15.31	$20.65 to $20.98
2008		1,517	$25.69 to $25.82	$15.14 to $15.31
2007	(j)	328	$25.00	$25.69 to $25.82

TIAA-CREF Money Market Fund Sub-Account
2013		263	$25.93 to $26.86	$25.74 to $26.84
2012		151	$26.12 to $26.88	$25.93 to $26.86
2011		132	$26.30 to $26.89	$26.12 to $26.88
2010		88	$26.48 to $26.90	$26.30 to $26.89
2009		66	$26.55 to $26.83	$26.48 to $26.90
2008		48	$26.02 to $26.15	$26.55 to $26.83
2007	(j)	0.2	$25.00	$26.02 to $26.15

TIAA-CREF Real Estate Securities Fund Sub-Account
2013		2,277	$23.41 to $24.25	$23.63 to $24.64
2012		1,803	$19.73 to $20.31	$23.41 to $24.25
2011		1,228	$18.59 to $19.00	$19.73 to $20.31
2010		800	$14.29 to $14.52	$18.59 to $19.00
2009		290	$11.55 to $11.67	$14.29 to $14.52
2008		36	$18.95 to $19.05	$11.55 to $11.67
2007	(j)	3	$25.00	$18.95 to $19.05

TIAA-CREF S&P 500 Index Fund Sub-Account
2013		2,491	$26.84 to $27.87	$35.23 to $36.81
2012		1,817	$23.32 to $24.06	$26.84 to $27.87
2011		1,132	$23.37 to $23.61	$23.32 to $24.06
2010		979	$20.43 to $20.58	$23.37 to $23.61
2009		860	$16.23 to $16.31	$20.43 to $20.58
2008		478	$25.78 to $25.91	$16.23 to $16.31
2007	(j)	103	$25.00	$25.78 to $25.91

TIAA Access ■ Prospectus	61

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF Short-Term Bond Fund Sub-Account
2013		400	$26.00 to $31.49	$25.89 to $31.57
2012		358	$25.25 to $30.39	$26.00 to $31.49
2011		337	$29.34 to $29.65	$25.25 to $30.39
2010		260	$28.13 to $28.34	$29.34 to $29.65
2009		154	$26.73 to $26.86	$28.13 to $28.34
2008		79	$26.12 to $26.25	$26.73 to $26.86
2007	(j)	47	$25.00	$26.12 to $26.25

TIAA-CREF Small-Cap Blend Index Fund Sub-Account
2013		5,637	$27.67 to $28.66	$38.17 to $39.79
2012		3,445	$23.91 to $24.60	$27.67 to $28.66
2011		2,658	$25.12 to $25.69	$23.91 to $24.60
2010		2,577	$19.97 to $20.29	$25.12 to $25.69
2009		1,575	$15.86 to $16.03	$19.97 to $20.29
2008		20	$24.06 to $24.18	$15.86 to $16.03
2007	(j)	3	$25.00	$24.06 to $24.18

TIAA-CREF Small-Cap Equity Fund Sub-Account
2013		3,859	$26.27 to $27.22	$36.51 to $38.06
2012		3,401	$23.21 to $23.88	$26.27 to $27.22
2011		2,779	$24.33 to $24.88	$23.21 to $23.88
2010		1,771	$19.23 to $19.54	$24.33 to $24.88
2009		772	$15.26 to $15.43	$19.23 to $19.54
2008		413	$22.88 to $22.99	$15.26 to $15.43
2007	(j)	91	$25.00	$22.88 to $22.99

TIAA-CREF Social Choice Equity Fund Sub-Account
2013		1,192	$27.10 to $28.07	$36.13 to $37.67
2012		807	$23.94 to $24.64	$27.10 to $28.07
2011		707	$24.13 to $24.68	$23.94 to $24.64
2010		578	$20.98 to $21.32	$24.13 to $24.68
2009		345	$15.97 to $16.14	$20.98 to $21.32
2008		131	$25.21 to $25.33	$15.97 to $16.14
2007	(j)	30	$25.00	$25.21 to $25.33

62	Prospectus ■ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest		Accumulation Unit Value, End of Period Lowest to Highest
American Funds EuroPacific Growth Fund (Class R-5) Sub-Account
2013		3,634	$26.58 to $27.70		$31.80 to $33.35
2012		2,167	$22.86 to $23.19		$26.58 to $27.70
2011		1,980	$26.50 to $26.78		$22.86 to $23.19
2010		1,776	$24.27 to $24.45		$26.50 to $26.78
2009		1,349	$17.47 to $17.56		$24.27 to $24.45
2008		671	$29.44 to $29.51		$17.47 to $17.56
2007	(n)	0.1	$27.31 to $27.34	(i)	$29.44 to $29.51	(h)

American Funds Washington Mutual Investors Fund (Class R-5) Sub-Account
2013		1,188	$25.72 to $27.88		$33.77 to $36.84
2012		998	$24.40 to $24.74		$25.72 to $27.88
2011		552	$22.84 to $23.08		$24.40 to $24.74
2010		219	$20.19 to $20.34		$22.84 to $23.08
2009		179	$16.99 to $17.07		$20.19 to $20.34
2008		46	$25.47 to $25.52		$16.99 to $17.07
2007	(n)	0.1	$26.29 to $26.33	(i)	$25.47 to $25.52	(g)

DFA Emerging Markets Portfolio (Institutional Class) Sub-Account
2013		172	$23.05 to $23.30		$22.16 to $22.55
2012		143	$19.49 to $19.57		$23.05 to $23.30
2011	(k)	50	$25.00		$19.49 to $19.57

Dodge & Cox International Stock Fund Sub-Account
2013		291	$23.11 to $23.36		$28.97 to $29.48
2012		181	$19.24 to $19.32		$23.11 to $23.36
2011	(k)	8	$25.00		$19.24 to $19.32

T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account
2013		952	$26.54 to $32.37		$38.05 to $46.71
2012		811	$22.75 to $27.56		$26.54 to $32.37
2011		567	$27.69 to $27.98		$22.75 to $27.56
2010		489	$23.92 to $24.10		$27.69 to $27.98
2009		516	$15.67 to $15.74		$23.92 to $24.10
2008		150	$26.55 to $26.68		$15.67 to $15.74
2007	(j)	68	$25.00		$26.55 to $26.68

Vanguard Emerging Markets Stock Index Fund (Signal Shares) Sub-Account
2013		176	$22.66 to $22.91		$21.37 to $21.74
2012		99	$19.22 to $19.31		$22.66 to $22.91
2011	(k)	7	$25.00		$19.22 to $19.31

TIAA Access ■ Prospectus	63

Separate account condensed financial information TIAA Access	(concluded)

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
Vanguard Explorer Fund (Investor Shares) Sub-Account
2013		239	$24.82 to $25.09	$35.57 to $36.19
2012		178	$21.77 to $21.86	$24.82 to $25.09
2011	(k)	59	$25.00	$21.77 to $21.86

Vanguard Intermediate-Term Treasury Fund (Investor Shares) Sub-Account
2013		26	$27.46 to $27.76	$26.42 to $26.88
2012		34	$26.95 to $27.07	$27.46 to $27.76
2011	(k)	24	$25.00	$26.95 to $27.07

Vanguard Selected Value Fund (Investor Shares) Sub-Account
2013		1,566	$26.19 to $26.47	$36.92 to $37.57
2012		204	$22.90 to $22.99	$26.19 to $26.47
2011	(k)	8	$25.00	$22.90 to $22.99

Vanguard Small-Cap Value Index Fund (Investor Shares) Sub-Account
2013		287	$25.82 to $26.11	$34.96 to $35.58
2012		186	$21.95 to $22.04	$25.82 to $26.11
2011	(k)	35	$25.00	$21.95 to $22.04

Vanguard Wellington Fund (Investor Shares) Sub-Account
2013		897	$26.94 to $27.24	$32.00 to $32.56
2012		500	$24.11 to $24.22	$26.94 to $27.24
2011	(k)	51	$25.00	$24.11 to $24.22

Western Asset Core Plus Bond Fund (Class I) Sub-Account
2013		1,259	$27.80 to $37.56	$27.30 to $37.13
2012		1,239	$25.83 to $34.68	$27.80 to $37.56
2011		930	$32.19 to $32.53	$25.83 to $34.68
2010		645	$28.88 to $29.09	$32.19 to $32.53
2009		393	$23.02 to $23.13	$28.88 to $29.09
2008		168	$25.51 to $25.64	$23.02 to $23.13
2007	(j)	53	$25.00	$25.51 to $25.64

(g)	The Accumulation Unit Value changed from $25.40 to $25.52.
(h)	The Accumulation Unit Value changed from $29.36 to $29.51.
(i)	The Accumulation Unit Value changed from $25.00.
(j)	Sub-Account commenced operations February 1, 2007.
(k)	Sub-Account commenced operations May 1, 2011.
(l)	Sub-Account commenced operations May 1, 2008.
(m)	Sub-Account commenced operations August 10, 2012.
(n)	Sub-Account commenced operations August 8, 2007.

64	Prospectus ■ TIAA Access

PROSPECTUS — LEVEL 3

MAY 1, 2014

TIAA Access

Individual and group variable annuity contracts funded through TIAA Separate Account VA-3 of Teachers Insurance and Annuity Association of America

This prospectus describes TIAA Access individual and group variable annuity contracts funded through the TIAA Separate Account VA-3 (the “separate account”). Before you invest, please read this prospectus carefully, along with the accompanying prospectuses for the funds, and keep them for future reference.

The separate account is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA,” “we,” or “us”). The separate account provides individual and group variable annuities for employees of colleges, universities, other educational and research organizations, and other governmental and nonprofit institutions. Its main purpose is to invest funds for your retirement based on your choice of investment accounts. You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. See “Receiving Annuity Income” for other annuitization options.

More information about the separate account is on file with the Securities and Exchange Commission (“SEC”) in a Statement of Additional Information (“SAI”), dated May 1, 2014. You can request this document by writing us at our home office located at 730 Third Avenue, New York, New York 10017-3206 (attention: TIAA-CREF Imaging Services), or by calling 877 518-9161. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus; that means it is legally part of the prospectus. The SAI’s table of contents is at the end of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI and material incorporated by reference into this prospectus and other information regarding the separate account.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may allocate premiums to investment accounts of the separate account, and each investment account, in turn, invests in one of the following mutual funds:

The Institutional Class of the following TIAA-CREF Funds:

■TIAA-CREF Bond Fund	•Lifecycle Retirement Income Fund
■TIAA-CREF Bond Index Fund	•Lifecycle 2010 Fund
■TIAA-CREF Bond Plus Fund	•Lifecycle 2015 Fund
■TIAA-CREF Emerging Markets Equity Fund	•Lifecycle 2020 Fund
■TIAA-CREF Emerging Markets Equity Index Fund	•Lifecycle 2025 Fund
■TIAA-CREF Equity Index Fund	•Lifecycle 2030 Fund
■TIAA-CREF Growth & Income Fund	•Lifecycle 2035 Fund
■TIAA-CREF High-Yield Fund	•Lifecycle 2040 Fund
■TIAA-CREF Inflation-Linked Bond Fund	•Lifecycle 2045 Fund
■TIAA-CREF International Equity Fund	•Lifecycle 2050 Fund
■TIAA-CREF International Equity Index Fund	•Lifecycle 2055 Fund
■TIAA-CREF Large-Cap Growth Fund	■TIAA-CREF Mid-Cap Growth Fund
■TIAA-CREF Large-Cap Growth Index Fund	■TIAA-CREF Mid-Cap Value Fund
■TIAA-CREF Large-Cap Value Fund	■TIAA-CREF Money Market Fund
■TIAA-CREF Large-Cap Value Index Fund	■TIAA-CREF Real Estate Securities Fund
■TIAA-CREF Lifecycle Funds	■TIAA-CREF S&P 500 Index Fund
■TIAA-CREF Short-Term Bond Fund
■TIAA-CREF Small-Cap Blend Index Fund
■TIAA-CREF Small-Cap Equity Fund
■TIAA-CREF Social Choice Equity Fund

(list of Funds is continued on page 2)

The following non-TIAA-CREF Funds:
■American Funds EuroPacific Growth Fund (Class R-5)	■Vanguard® Intermediate-Term Treasury Fund (Investor Shares)
■American Funds Washington Mutual Investors Fund (Class R-5)	■Vanguard® Selected Value Fund (Investor Shares)
■DFA Emerging Markets Portfolio (Institutional Class)	■Vanguard® Small-Cap Value Index Fund (Investor Shares)
■Dodge & Cox International Stock Fund	■Vanguard® Wellington Fund (Investor Shares)
■T. Rowe Price® Institutional Large-Cap Growth Fund	■Western Asset Core Plus Bond Fund (Class I)
■Vanguard® Emerging Markets Stock Index Fund (Signal Shares)*	* It is anticipated that all outstanding Signal Shares will be automatically converted to Admiral Shares in October 2014, at which time Signal shares will no longer be available.
■Vanguard® Explorer Fund (Investor Shares)

You may allocate your premiums among the investment accounts and certain other investment options, under the terms of the contract, and as permitted under the terms of your employer’s plan and this prospectus. See “Starting Out.”

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

Many of the underlying mutual funds available for investment by the investment accounts under these contracts are also available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay contract or separate account charges, but you also may not have annuity options available. Because of these additional contract and separate account charges, you should refer only to return information regarding the funds available through TIAA or your employer relating to your contract, rather than to information that may be available through alternate sources.

TIAA offers the following contracts in connection with certain types of retirement plans:

■	RA (Retirement Annuity)

■	GRA (Group Retirement Annuity)

■	SRA (Supplemental Retirement Annuity)

■	GSRA (Group Supplemental Retirement Annuity)

■	Retirement Choice and Retirement Choice Plus Annuity

■	GA (Group Annuity) and Institutionally Owned GSRAs

You or your employer can purchase these contracts in connection with tax-qualified pension plans under Internal Revenue Code (“IRC”) sections 401(a)/403(a) (including 401(k) plans), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including annuity income), before you purchase the contract in a tax-qualified plan. TIAA is not making any representation regarding the tax qualification status of any plan.

As with all variable annuities, your accumulation will increase or decrease depending on the investment performance over time of the underlying funds in the investment accounts of the separate account that you select. We do not guarantee the investment performance of the separate account or the funds, and you bear the entire investment risk.

An investment in the contract is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

This prospectus describes the TIAA Access annuity. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

Special terms

Throughout the prospectus, “TIAA,” “we,” “us,” and “our” refer to Teachers Insurance and Annuity Association of America. “You” and “your” mean any contractowner or any prospective contractowner. In certain instances, in accordance with the terms of your employer plan, your employer may exercise or limit certain rights under your contract or certificate.

The terms and phrases below are defined so you will know how we use them. To understand some definitions, you may have to refer to other defined terms.

Accumulation   The total value of your accumulation units under the contract.

Accumulation Period  The period during which investment account accumulations are held under a contract prior to their being annuitized or otherwise paid out.

Accumulation Unit  A share of participation in an investment account for someone in the accumulation period. An investment account has its own accumulation unit value, which changes each valuation day.

Annuitant   The natural person whose life is used in determining the annuity payments to be received. You are the annuitant under the contract.

Annuity Partner  The person you name, if you choose to receive income under a two-life annuity, to receive an income for life if he or she survives you.

Annuity Unit  A measure used to calculate the amount of annuity payments. Each investment account from which you can annuitize has its own annuity unit value.

Beneficiary  Any person or institution named to receive benefits if you die during the accumulation period or if you (and your annuity partner, if you have one) die before the end of any guaranteed period.

Business Day  Any day the NYSE is open for trading. A business day ends at 4 p.m. Eastern Time or when trading closes on the NYSE, if earlier.

Calendar Day  Any day of the year. Calendar days end at the same time as business days.

Commuted Value  The present value of annuity payments due under an income option or method of payment not based on life contingencies.

Companion CREF Certificate  A companion certificate that was issued to you when you received your contract, or if not then, on the later date that you first participated in CREF, if applicable.

Contract   The individual and group variable annuity contracts described in this prospectus under the section “The Annuity Contracts,” including your certificate and any endorsements under the contract.

4	Prospectus ■ TIAA Access

CREF  The College Retirement Equities Fund, a companion organization to TIAA. CREF is described in a separate prospectus that you may obtain by calling 877 518-9161.

Fund  An investment company that is registered with the SEC in which an investment account invests. The funds are listed on the front page of this prospectus.

Guaranteed Period  The period during which annuity payments remaining due after your death and the death of your annuity partner, if any, will continue to be paid to the payee named to receive them.

Income Change Method  How you choose to have your annuity payments revalued. Under the annual income change method, your annuity payments are revalued once each year. Under the monthly income change method, your annuity payments are revalued every month.

Income Option  Any of the ways you can receive your annuity income. It is also referred to as an “annuity option.”

Investment Account  A subaccount of the separate account which invests its assets exclusively in a corresponding fund. This term does not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and the CREF accounts.

NYSE  New York Stock Exchange.

Participant  Any person who owns a TIAA contract entitling them to participate in TIAA Access. Sometimes an employer can be a participant.

TIAA-CREF Funds (Equity Funds)  TIAA-CREF Emerging Markets Equity Fund, TIAA-CREF Emerging Markets Equity Index Fund, TIAA-CREF Equity Index Fund, TIAA-CREF Growth & Income Fund, TIAA-CREF International Equity Fund, TIAA-CREF International Equity Index Fund, TIAA-CREF Large-Cap Growth Fund, TIAA-CREF Large-Cap Growth Index Fund, TIAA-CREF Large-Cap Value Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap Value Fund, TIAA-CREF S&P 500 Index Fund, TIAA-CREF Small-Cap Blend Index Fund, TIAA-CREF Small-Cap Equity Fund, and TIAA-CREF Social Choice Equity Fund.

TIAA-CREF Funds (Fixed-Income Funds)  TIAA-CREF Bond Fund, TIAA-CREF Bond Index Fund, TIAA-CREF Bond Plus Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF Money Market Fund, and TIAA-CREF Short-Term Bond Fund.

TIAA Real Estate Account  The assets and liabilities of the Real Estate Account are segregated from the assets and liabilities of the general account and any other TIAA separate account. The Real Estate Account is described in a separate prospectus that you may obtain by calling 877 518-9161.

TIAA Access ■ Prospectus	5

TIAA Traditional Annuity  The guaranteed annuity benefits under your contract. Amounts allocated to the traditional annuity under your contract buy a guaranteed minimum of lifetime income for you, in accordance with the applicable rate schedule or rate schedules.

Valuation Day  Any business day.

Summary

Read this summary together with the detailed information you will find in the rest of the prospectus.

What is this product?

It is a variable annuity that allows investors to accumulate funds for retirement or other long-term investment purposes, and to receive future payment based on the amounts accumulated as lifetime income or through other payment options.

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

You may allocate premiums among investment accounts of the separate account that, in turn, invest in the funds listed below. You should consult your registered representative who may provide advice on the investment accounts, as not all of them may be suitable for long-term investment needs.

The Institutional Class of the following TIAA-CREF Funds:

•	TIAA-CREF Bond Fund

•	TIAA-CREF Bond Index Fund

•	TIAA-CREF Bond Plus Fund

•	TIAA-CREF Emerging Markets Equity Fund

•	TIAA-CREF Emerging Markets Equity Index Fund

•	TIAA-CREF Equity Index Fund

•	TIAA-CREF Growth & Income Fund

•	TIAA-CREF High-Yield Fund

•	TIAA-CREF Inflation-Linked Bond Fund

•	TIAA-CREF International Equity Fund

•	TIAA-CREF International Equity Index Fund

•	TIAA-CREF Large-Cap Growth Fund

•	TIAA-CREF Large-Cap Growth Index Fund

•	TIAA-CREF Large-Cap Value Fund

6	Prospectus ■ TIAA Access

•	TIAA-CREF Large-Cap Value Index Fund

•	TIAA-CREF Lifecycle Funds (Retirement Income Fund, 2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, and 2055 Fund)

•	TIAA-CREF Mid-Cap Growth Fund

•	TIAA-CREF Mid-Cap Value Fund

•	TIAA-CREF Money Market Fund

•	TIAA-CREF Real Estate Securities Fund

•	TIAA-CREF S&P 500 Index Fund

•	TIAA-CREF Short-Term Bond Fund

•	TIAA-CREF Small-Cap Blend Index Fund

•	TIAA-CREF Small-Cap Equity Fund

•	TIAA-CREF Social Choice Equity Fund

The following non-TIAA-CREF Funds:

•	American Funds EuroPacific Growth Fund (Class R-5)

•	American Funds Washington Mutual Investors Fund (Class R-5)

•	DFA Emerging Markets Portfolio (Institutional Class)

•	Dodge & Cox International Stock Fund

•	T. Rowe Price® Institutional Large-Cap Growth Fund

•	Vanguard Emerging Markets Stock Index Fund (Signal Shares)*

•	Vanguard Explorer Fund (Investor Shares)

•	Vanguard Intermediate-Term Treasury Fund (Investor Shares)

•	Vanguard Selected Value Fund (Investor Shares)

•	Vanguard Small-Cap Value Index Fund (Investor Shares)

•	Vanguard Wellington Fund (Investor Shares)

•	Western Asset Core Plus Bond Fund (Class I)

*	It is anticipated that all outstanding Signal Shares will be automatically converted to Admiral Shares in October 2014, at which time Signal Shares will no longer be available.

TIAA reserves the right to change the investment accounts available in the future.

You may also allocate your premiums under your contract to the TIAA Traditional Annuity and the TIAA Real Estate Account, if permitted by your employer’s plan. See “Starting Out.” As with all variable annuities, your accumulation in your contract can increase or decrease, depending on how well the funds underlying your selected investment accounts perform over time. TIAA doesn’t guarantee the investment performance of the funds or the investment accounts, and you bear the entire investment risk.

What expenses must I pay under the contract?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering your contract.

TIAA Access ■ Prospectus	7

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment accounts. State premium taxes may also be deducted.

CONTRACTOWNER TRANSACTION EXPENSES

	Maximum Contractual Fees	Current Fees
Sales load imposed on purchases (as a percentage of premiums)	None	None
Surrender charge (as a percentage of premiums or amount surrendered, as applicable)	None	None
Transfer fee*	None	None
Contract fee	None	None

*	We reserve the right to administer and collect purchase and redemption fees on behalf of any of the underlying funds that may impose them.

This next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES—ACCUMULATION EXPENSES

(as a percentage of average account value)

	Maximum Contractual Fees	Current Fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.40%
Total separate account annual charges	2.00%	0.45%

SEPARATE ACCOUNT ANNUAL EXPENSES—PAYOUT ANNUITY EXPENSES

(as a percentage of average account value)

	Maximum Contractual Fees	Current Fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.29%
Total separate account annual charges	2.00%	0.34%

The following table shows the total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The table shows the minimum and maximum total operating expenses of the funds for the most recently ended fiscal year.†

Each investment account of the separate account purchases shares of the corresponding funds at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the funds. The advisory fees and other expenses are not fixed or specified under the terms of your contract, and they may vary from year to year. These fees and expenses are described in more detail in each fund’s prospectus.

8	Prospectus ■ TIAA Access

RANGE OF TOTAL ANNUAL FUND OPERATING EXPENSES†

	Minimum Expenses	Maximum Expenses
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses‡	0.06%	0.98%
Net Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses—after any contractual waivers or reimbursements (the range of expiration dates for contractual waivers is July 31, 2014 to February 28, 2015)‡	0.06%	0.95%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2013; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2014; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2013; most recently ended fiscal year for the DFA Emerging Markets Portfolio, the Vanguard Emerging Markets Stock Index Fund, the Vanguard Explorer Fund, and the Vanguard Selected Value Fund is October 31, 2013; most recently ended fiscal year for the Vanguard Wellington Fund is November 30, 2013; most recently ended fiscal year for the Dodge & Cox International Stock Fund, the T. Rowe Price® Institutional Large-Cap Growth Fund, the Vanguard Small-Cap Value Index Fund, and the Western Asset Core Plus Bond Fund is December 31, 2013; most recently ended fiscal year for the Vanguard Intermediate-Term Treasury Fund is January 31, 2014; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2014 (the expenses reflected in the table are for the fiscal year ended March 31, 2013); and most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2014 (the expenses reflected in the table are for the fiscal year ended April 30, 2013). More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

‡	Including the expenses of any underlying funds in which the funds may invest.

The following table lists the annual expenses for each fund’s most recently ended or otherwise applicable fiscal year,† as a percentage of each fund’s average net assets. Expenses of the funds may be higher or lower in the future and could vary during a contract year because the funds have different fiscal year ends and certain fund information is not available as of the date of this prospectus. For the most current information concerning each fund’s fees and expenses, see the fund’s most current prospectus.

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses§4	Total Annual Fund Operating Expenses	Expense Reimburse- ments/ Waivers	Net Annual Fund Operating Expenses
The Institutional Class of the TIAA-CREF Bond Fund[1]	0.29%	—	0.03%	—	0.32%	—	0.32%
TIAA-CREF Bond Index Fund[1]	0.10%	—	0.04%	—	0.14%	0.01%	0.13%
TIAA-CREF Bond Plus Fund[1]	0.30%	—	0.04%	—	0.34%	—	0.34%
TIAA-CREF Emerging Markets Equity Fund[1,2]	0.85%	—	0.10%	—	0.95%	—	0.95%
TIAA-CREF Emerging Markets Equity Index Fund[1,2]	0.14%	—	0.15%	—	0.29%	0.04%	0.25%
TIAA-CREF Equity Index Fund[1]	0.04%	—	0.02%	0.01%	0.07%	—	0.07%
TIAA-CREF Growth & Income Fund[1]	0.43%	—	0.02%	—	0.45%	—	0.45%
TIAA-CREF High-Yield Fund[1,2]	0.35%	—	0.03%	—	0.38%	—	0.38%

TIAA Access ■ Prospectus	9

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses§4	Total Annual Fund Operating Expenses	Expense Reimburse- ments/ Waivers	Net Annual Fund Operating Expenses
TIAA-CREF Inflation-Linked Bond Fund[1]	0.25%	—	0.02%	—	0.27%	—	0.27%
TIAA-CREF International Equity Fund[1,2]	0.48%	—	0.03%	—	0.51%	—	0.51%
TIAA-CREF International Equity Index Fund[1,2]	0.04%	—	0.03%	—	0.07%	—	0.07%
TIAA-CREF Large-Cap Growth Fund[1]	0.44%	—	0.02%	—	0.46%	—	0.46%
TIAA-CREF Large-Cap Growth Index Fund[1]	0.04%	—	0.03%	—	0.07%	—	0.07%
TIAA-CREF Large-Cap Value Fund[1]	0.43%	—	0.02%	—	0.45%	—	0.45%
TIAA-CREF Large-Cap Value Index Fund[1]	0.04%	—	0.03%	—	0.07%	—	0.07%
TIAA-CREF Lifecycle Funds
• Lifecycle Retirement Income Fund[3]	0.10%	—	0.08%	0.38%	0.56%	0.18%	0.38%
• Lifecycle 2010 Fund[3]	0.10%	—	0.03%	0.40%	0.53%	0.13%	0.40%
• Lifecycle 2015 Fund[3]	0.10%	—	0.03%	0.41%	0.54%	0.13%	0.41%
• Lifecycle 2020 Fund[3]	0.10%	—	0.03%	0.42%	0.55%	0.13%	0.42%
• Lifecycle 2025 Fund[3]	0.10%	—	0.03%	0.44%	0.57%	0.13%	0.44%
• Lifecycle 2030 Fund[3]	0.10%	—	0.03%	0.45%	0.58%	0.13%	0.45%
• Lifecycle 2035 Fund[3]	0.10%	—	0.03%	0.47%	0.60%	0.13%	0.47%
• Lifecycle 2040 Fund[3]	0.10%	—	0.03%	0.47%	0.60%	0.13%	0.47%
• Lifecycle 2045 Fund[3]	0.10%	—	0.05%	0.47%	0.62%	0.15%	0.47%
• Lifecycle 2050 Fund[3]	0.10%	—	0.07%	0.47%	0.64%	0.17%	0.47%
• Lifecycle 2055 Fund[3]	0.10%	—	0.41%	0.47%	0.98%	0.51%	0.47%
TIAA-CREF Mid-Cap Growth Fund[1]	0.45%	—	0.02%	—	0.47%	—	0.47%
TIAA-CREF Mid-Cap Value Fund[1]	0.43%	—	0.02%	—	0.45%	—	0.45%
TIAA-CREF Money Market Fund[1]	0.10%	—	0.04%	—	0.14%	—	0.14%
TIAA-CREF Real Estate Securities Fund[1]	0.50%	—	0.03%	—	0.53%	—	0.53%
TIAA-CREF S&P 500 Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Short-Term Bond Fund[1]	0.25%	—	0.04%	—	0.29%	—	0.29%
TIAA-CREF Small-Cap Blend Index Fund[1,2]	0.04%	—	0.03%	0.09%	0.16%	—	0.16%
TIAA-CREF Small-Cap Equity Fund[1,2]	0.44%	—	0.03%	0.08%	0.55%	—	0.55%
TIAA-CREF Social Choice Equity Fund[1]	0.15%	—	0.03%	—	0.18%	—	0.18%
American Funds EuroPacific Growth Fund (Class R-5)	0.42%	—	0.13%	—	0.55%	—	0.55%
American Funds Washington Mutual Investors Fund (Class R-5)	0.24%	—	0.11%	—	0.35%	—	0.35%
DFA Emerging Markets Portfolio (Institutional Class)	0.50%	—	0.07%	—	0.57%	—	0.57%

10	Prospectus ■ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses§[4]	Total Annual Fund Operating Expenses	Expense Reimburse- ments/ Waivers	Net Annual Fund Operating Expenses
Dodge & Cox International Stock Fund	0.60%	—	0.04%	—	0.64%	—	0.64%
T. Rowe Price® Institutional Large-Cap Growth Fund	0.55%	—	0.01%	—	0.56%	—	0.56%
Vanguard Emerging Markets Stock Index Fund (Signal Shares)	0.07%	—	0.08%	—	0.15%	—	0.15%
Vanguard Explorer Fund (Investor Shares)	0.48%	—	0.03%	—	0.51%	—	0.51%
Vanguard Intermediate-Term Treasury Fund (Investor Shares)	0.16%	—	0.04%	—	0.20%	—	0.20%
Vanguard Selected Value Fund (Investor Shares)	0.42%	—	0.02%	—	0.44%	—	0.44%
Vanguard Small-Cap Value Index Fund (Investor Shares)	0.20%	—	0.04%	—	0.24%	—	0.24%
Vanguard Wellington Fund (Investor Shares)	0.24%	—	0.02%	—	0.26%	—	0.26%
Western Asset Core Plus Bond Fund (Class I)[5]	0.40%	—	0.11%	—	0.51%	—	0.51%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2013; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2014; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2013; most recently ended fiscal year for the DFA Emerging Markets Portfolio, the Vanguard Emerging Markets Stock Index Fund, the Vanguard Explorer Fund, and the Vanguard Selected Value Fund is October 31, 2013; most recently ended fiscal year for the Vanguard Wellington Fund is November 30, 2013; most recently ended fiscal year for the Dodge & Cox International Stock Fund, the T. Rowe Price® Institutional Large-Cap Growth Fund, the Vanguard Small-Cap Value Index Fund, and the Western Asset Core Plus Bond Fund is December 31, 2013; most recently ended fiscal year for the Vanguard Intermediate-Term Treasury Fund is January 31, 2014; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2014 (the expenses reflected in the table are for the fiscal year ended March 31, 2013); and most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2014 (the expenses reflected in the table are for the fiscal year ended April 30, 2013). More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

§

The Lifecycle Funds are “funds of funds” that invest substantially all of their respective assets in shares of various other underlying portfolios of the Institutional Class of the TIAA-CREF Funds. In addition, the TIAA-CREF Equity Index Fund, TIAA-CREF Small-Cap Blend Index Fund, and TIAA-CREF Small-Cap Equity Fund invest a small portion of their assets in shares of various other underlying portfolios. These funds have their own expenses and bear a portion of the operating expenses of the underlying portfolios in which they invest, including the Management Fee. The figures shown for Acquired Fund Fees and Expenses reflect the portion of the underlying portfolios’ expenses. Contractowners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the funds that invest in the underlying portfolios.

[1]

Under the TIAA-CREF Funds’ expense reimbursement arrangements, the Funds’ investment adviser, Teachers Advisors, Inc., has contractually agreed to reimburse the Funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed the following annual rates of average daily net assets: (A) 0.09% for Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund and Small-Cap Blend Index Fund; 0.15% for International Equity Index Fund; 0.22% for Social Choice Equity Fund; 0.25% for Emerging Markets Equity Index Fund; 0.52% for Growth & Income Fund, Large-Cap

TIAA Access ■ Prospectus	11

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(concluded)

Growth Fund, Large-Cap Value Fund and Small-Cap Equity Fund; 0.55% for Mid-Cap Growth Fund and Mid-Cap Value Fund; 0.60% for International Equity Fund and 0.95% for Emerging Markets Equity Fund. These expense reimbursement arrangements will continue through at least February 28, 2015, unless changed with approval of the Board of Trustees; and (B) 0.13% for Bond Index Fund; 0.15% for Money Market Fund; 0.30% for Short-Term Bond Fund; 0.35% for Bond Fund, Bond Plus Fund and Inflation-Linked Bond Fund; 0.40% for High-Yield Fund and 0.57% for Real Estate Securities Fund. These expense reimbursement arrangements will continue through at least July 31, 2014, unless changed with approval of the Board of Trustees.

[2]

A fee (the “Redemption Fee”) applies and is payable to the indicated funds on shares of those funds that are redeemed or exchanged within 60 calendar days of the initial purchase date. The Redemption Fee is based on the total aggregate dollar amount of the redemption or exchange. The Redemption Fee may be waived in certain circumstances. However, investors should note that the redemption fee will not apply to transactions in TIAA-CREF Small-Cap Blend Index Fund and TIAA-CREF Small-Cap Equity Fund shares on or after May 5, 2014.

[3]

Teachers Advisors, Inc., the Lifecycle Funds’ investment adviser (“Advisors”), has contractually agreed to waive its 0.10% Management Fee on each fund through September 30, 2014. In addition, Advisors has contractually agreed to reimburse the funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.00% of average daily net assets for Institutional Class shares of the funds. These expense reimbursement arrangements will continue through at least September 30, 2014 unless changed with approval of the Board of Trustees.

[4]

“Acquired Fund Fees and Expenses” are the funds’ proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by fund shareholders. Instead, fund shareholders bear these expenses indirectly because they reduce fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the funds’ operating expenses here will not correlate with the expenses included in the Financial Highlights in the funds’ prospectuses and the funds’ most recent annual reports.

[5]

With respect to the Class I shares, the Fund may pay fees for record-keeping and similar services performed for the share class. As a result, the operating expenses of the share class may increase over time. If the fees are paid with respect to additional assets invested in the Class I shares, the expenses of the share class may increase.

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, separate account annual expenses, and annual fund operating expenses.

These Examples assume that you invest $10,000 in a contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum and minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ANNUAL EXPENSE DEDUCTIONS FROM NET ASSETS

	1 Year	3 Years	5 Years	10 Years
MAXIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$147	$455	$787	$1,722
MINIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$52	$164	$286	$642

12	Prospectus ■ TIAA Access

The examples should not be considered a representation of past or future expenses or annual rates of return of any fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples. For more information, see “Charges” below.

For Condensed Financial Information pertaining to each investment account, please see Appendix A to this prospectus.

How do I purchase a contract?

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. It is possible that the default option will not be an investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

Can I cancel my contract?

Generally, you may cancel any Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contract in accordance with the contract’s Right to Examine provision (unless we have begun making annuity payments from it) subject to the time period regulated by the state in which the contract is issued. To cancel a contract, mail or deliver the contract with your cancellation instructions (or signed Notice of Cancellation when such has been provided with your contract) to our home office. We will cancel the contract, then send either the current accumulation or the premium, depending on the state in which your contract was issued, to whomever originally submitted the premiums. Unless we are returning premiums paid as required by state law, you will bear the investment risk during this period.

TIAA Access ■ Prospectus	13

Can I transfer among the investment accounts or make cash withdrawals from the contract?

Yes, you may transfer among investment accounts and make cash withdrawals from your contract. Transfers from the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan must generally be at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. In the future, we may eliminate these minimum transaction levels. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contract owners. These transactions may be limited by the terms of your employer’s plan, or by current tax law, or by the terms of your contract.

Cash withdrawals may be taxed and you may have to pay a tax penalty if you take a cash withdrawal before age 59 1/2.

What are my options for receiving annuity payments under the contract?

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877 518-9161.) Participants in any other investment accounts who wish to elect annuity income can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Such variable annuity payments will increase or decrease, depending on how well the funds underlying the investment accounts perform over time. Your payments will also change depending on the income change method you choose, i.e., whether you choose to have your payments revalued monthly or annually.

What death benefits are available under the contract?

If you die before receiving annuity payments, your beneficiary can receive a death benefit. The death benefit equals the accumulation under the contract. For details, see “Death Benefits.”

14	Prospectus ■ TIAA Access

Teachers Insurance and Annuity Association of America

TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Overseers, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA offers traditional annuities, which guarantee principal and a specified interest rate while providing the opportunity for additional amounts and variable annuities such as the TIAA Real Estate Account (described in a separate prospectus) and TIAA Access (described in this prospectus). TIAA also offers life insurance.

TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF, serving approximately 4.0 million people and approximately 15,000 institutions as of December 31, 2013, form the principal retirement system for the nation’s education and research communities and form one of the largest pension systems in the U.S., based on assets under management. As of December 31, 2013, TIAA’s total statutory admitted assets were approximately $250 billion; the combined assets for TIAA, CREF and other entities within the TIAA-CREF organization (including TIAA-sponsored mutual funds) totaled approximately $564 billion. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF products.

The separate account

TIAA Separate Account VA-3 was established as of May 17, 2006 as a separate investment account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The separate account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The separate account is designed to fund individual and group variable contracts in retirement plans. As part of TIAA, the separate account is also subject to regulation by the New York State Department of Financial Services (“NYSDFS”) and the insurance departments of some other jurisdictions in which the contracts are offered (see the SAI).

Although TIAA owns the assets of the separate account and the obligations under the contract are obligations of TIAA, the contract states that the separate account’s income, investment gains, and investment losses are credited to or charged against the assets of the separate account without regard to TIAA’s other income, gains, or losses. Under New York law, we cannot charge the separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.

When the contracts are purchased through qualified plans, earnings on accumulation in the separate account are not taxed until withdrawn or paid as annuity income (see “Taxes,” below).

TIAA Access ■ Prospectus	15

Adding, closing, or substituting portfolios

The separate account currently consists of 47 investment accounts. We may, subject to any applicable law, make certain changes to the separate account and investment accounts offered in your contract. We may offer new investment accounts or stop offering existing investment accounts subject to the requirements of applicable law and your employer’s plan. New investment accounts may be made available to existing contractowners and investment accounts may be closed to new or subsequent premium payments, transfers or allocations. In addition, we may also liquidate the shares held by any investment account, substitute the shares of one fund held by an investment account for another and/or merge investment accounts or cooperate in a merger of funds, including transferring contract values out of merging investment accounts into acquiring investment accounts. A substituted fund may have different fees and expenses. To the extent required by applicable law, we may be required to obtain approval from the SEC, your employer or you. In the event that a fund or investment account is no longer available, amounts invested in such investment account may be moved to the investment account designated by your employer under the terms of your employer’s plan. You may be given the opportunity, under the terms of your employer’s plan, to instruct us as to where to invest your assets.

Changes to the contract

We can also make any changes to the separate account or to the contract required by applicable insurance law, the IRC, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYSDFS and SEC approval, as required. The separate account can (i) operate under the 1940 Act as a unit investment trust that invests in another investment company or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer required, or (iii) combine with other separate accounts. As permitted by law, TIAA can transfer the separate account assets to another separate account or investment accounts of TIAA or another insurance company or transfer the contract to another insurance company.

Votin g rights

The separate account is the legal owner of the shares of the funds offered through your contract. It therefore has the right to vote its shares at any meeting of the funds’ shareholders. When shareholder meetings are held, we will give the contractowner the right to instruct us how to vote shares of the funds attributable to their contracts. If we don’t receive timely instructions, shares will be voted by TIAA in the same proportion as the voting instructions received on outstanding contracts with allocations to investment accounts invested in the applicable funds. Please note that the effect of proportional voting is that a small number of contractowners may control the outcome of a vote. The number of fund shares attributable to a contractowner is determined by dividing the contractowner’s interest in the applicable investment account by the net asset value per share of the underlying fund.

16	Prospectus ■ TIAA Access

Your investment options

The separate account is designed to invest in the funds described below. You can lose money by investing in any of the investment accounts, and the underlying funds could underperform other investments. You should consult your registered representative who may provide advice on the investment accounts offered, as not all of them may be suitable for your investment needs.

Many of the underlying funds offered through the separate account are also available for direct purchase outside of an annuity or life insurance contract.

Although the investment objectives and policies of certain funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain funds available through the contract have names similar to funds not available through the contract. The performance of a fund not available through the contract does not indicate performance of a similarly named fund available through the contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Certain funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pay fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

Investment objectives of underlying funds

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan.

You should consider the investment objectives, risks, and charges and expenses of the funds carefully before investing. This and other information, including a description of risks involved in investing in the funds, is found in the funds’ prospectuses and statements of additional information. Investors can call 877 518-9161 to obtain a fund’s prospectus and statement of additional information. You should read the funds’ prospectuses carefully before investing in the funds.

Below is a description of each fund’s investment objective, as well as additional information about certain funds, as applicable. The funds may not achieve their stated objectives.

TIAA Access ■ Prospectus	17

The separate account will hold shares in the following funds:

The Institutional Class of the following TIAA-CREF Funds:

TIAA-CREF Bond Fund

The Fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade fixed-income securities.

TIAA-CREF Bond Index Fund

The Fund seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities that is designed to produce a return that corresponds with the total return of the U.S. investment-grade bond market based on a broad bond index. The Fund primarily invests its assets in bonds selected to track the Barclays Capital U.S. Aggregate Bond Index.

TIAA-CREF Bond Plus Fund

The Fund seeks a favorable long-term total return, primarily through high current income consistent with preserving capital.

TIAA-CREF Emerging Markets Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments.

TIAA-CREF Emerging Markets Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments based on a market index. The Fund primarily invests its assets in securities selected to track the MSCI® Emerging Markets Index.

TIAA-CREF Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index. The Fund primarily invests its assets in securities selected to track the Russell 3000® Index.

TIAA-CREF Growth & Income Fund

The Fund seeks a favorable long-term total return, through both capital appreciation and investment income, primarily from income-producing equity securities.

TIAA-CREF High-Yield Fund

The Fund seeks high current income and, when consistent with its primary objective, capital appreciation.

18	Prospectus ■ TIAA Access

TIAA-CREF Inflation-Linked Bond Fund

The Fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.

TIAA-CREF International Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

TIAA-CREF International Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index. The Fund primarily invests its assets in securities selected to track the MSCI EAFE® Index.

TIAA-CREF Large-Cap Growth Fund

The Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

TIAA-CREF Large-Cap Growth Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index. The Fund primarily invests its assets in securities selected to track the Russell 1000® Growth Index.

TIAA-CREF Large-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

TIAA-CREF Large-Cap Value Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index. The Fund primarily invests its assets in securities selected to track the Russell 1000® Value Index.

TIAA-CREF Lifecycle Funds

In general, the Lifecycle Funds (except for the Retirement Income Fund) are designed for investors who have a specific target retirement year in mind. The Lifecycle Funds invest in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of the year included in the name of the Lifecycle Fund. The Lifecycle Funds’ investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards, and seek to achieve their final target allocation seven to ten years following the target date.

TIAA Access ■ Prospectus	19

•	Lifecycle Retirement Income Fund

The Lifecycle Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

•	Lifecycle 2010 Fund

The Lifecycle 2010 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2015 Fund

The Lifecycle 2015 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2020 Fund

The Lifecycle 2020 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2025 Fund

The Lifecycle 2025 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2030 Fund

The Lifecycle 2030 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2035 Fund

The Lifecycle 2035 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2040 Fund

The Lifecycle 2040 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2045 Fund

The Lifecycle 2045 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2050 Fund

The Lifecycle 2050 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2055 Fund

The Lifecycle 2055 Fund seeks high total return over time through a combination of capital appreciation and income.

20	Prospectus ■ TIAA Access

TIAA-CREF Mid-Cap Growth Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Mid-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Money Market Fund1

The Fund seeks high current income consistent with maintaining liquidity and preserving capital.

[1]

There is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative. As of the date of this prospectus, the yield on this investment account is negative.

TIAA-CREF Real Estate Securities Fund

The Fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

TIAA-CREF S&P 500 Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index. The Fund primarily invests its assets in securities selected to track the S&P 500® Index.

TIAA-CREF Short-Term Bond Fund

The Fund seeks high current income consistent with preservation of capital.

TIAA-CREF Small-Cap Blend Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index. The Fund primarily invests its assets in securities selected to track the Russell 2000® Index.

TIAA-CREF Small-Cap Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

TIAA-CREF Social Choice Equity Fund

The Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

TIAA Access ■ Prospectus	21

The following non-TIAA-CREF Funds:

American Funds EuroPacific Growth Fund (Class R-5)

The fund seeks to provide you with long-term growth of capital. The fund invests primarily in common stocks of issuers in Europe and the Pacific Basin.

American Funds Washington Mutual Investors Fund (Class R-5)

The fund seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

DFA Emerging Markets Portfolio (Institutional Class)

The investment objective of the Emerging Markets Portfolio is to achieve long-term capital appreciation.

Dodge & Cox International Stock Fund

The fund seeks long-term growth of principal and income.

T. Rowe Price® Institutional Large-Cap Growth Fund

The fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies.

Vanguard Emerging Markets Stock Index Fund (Signal Shares)

The fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The fund primarily invests its assets in securities selected to track the FTSE Emerging Index.

It is anticipated that all outstanding Signal Shares will be automatically converted to Admiral Shares in October 2014, at which time Signal Shares will no longer be available.

Vanguard Explorer Fund (Investor Shares)

The fund seeks to provide long-term capital appreciation. The fund uses a multimanager approach that provides exposure to a broad universe of small-company growth stocks.

Vanguard Intermediate-Term Treasury Fund (Investor Shares)

The fund seeks to provide a moderate and sustainable level of current income. The fund invests primarily in intermediate-term U.S. Treasury obligations with an average maturity of 5–10 years.

Vanguard Selected Value Fund (Investor Shares)

The fund seeks to provide long-term capital appreciation and income. The fund invests in mid-capitalization stocks, using a multimanager structure that provides diversification and mitigates risk.

22	Prospectus ■ TIAA Access

Vanguard Small-Cap Value Index Fund (Investor Shares)

The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks. The fund primarily invests its assets in securities selected to track the CRSP US Small Cap Value Index.

Vanguard Wellington Fund (Investor Shares)

The fund seeks to provide long-term capital appreciation and reasonable current income.

Western Asset Core Plus Bond Fund (Class I)

The fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration specified for the fund. Although the fund may invest in securities of any maturity, the fund will normally maintain a dollar-weighted average effective duration within 30% of the average duration of the domestic bond market as a whole as measured by the fund’s subadvisers (generally, this range is 2.5–7 years).

Additional investment information and options

All assets of the investment accounts will be allocated to the funds at net asset value. The investment results of the funds will significantly affect the value of your variable annuity contract.

You may also opt under your contract to allocate or transfer money from the investment accounts to the TIAA Traditional Annuity or the TIAA Real Estate Account. See “Starting Out.” Your TIAA Traditional Annuity accumulation will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.

The investment advisors

Teachers Advisors, Inc. (“Advisors”) manages the assets of the TIAA-CREF Funds, which include the TIAA-CREF Lifecycle Funds. Advisors is a subsidiary of TIAA. Capital Research and Management Company (“CRMC”) manages the assets of American Funds EuroPacific Growth Fund and American Funds Washington Mutual Investors Fund. Legg Mason Partners Fund Advisor, LLC (“Legg Mason”) manages the assets of the Western Asset Core Plus Bond Fund (Class I). In order to assist in carrying out its investment advisory responsibilities, Legg Mason has retained Western Asset Management Company (“Western”), Western Asset Management Company Limited in London (“WAML”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Ltd in Japan (“Western Japan”) to render advisory services to the fund. T. Rowe Price® Associates, Inc. (“T. Rowe Price”) manages the assets of the T. Rowe Price® Institutional Large-Cap Growth Fund. Barrow, Hanley, Mewhinney & Strauss, LLC, Donald Smith & Co., Inc., and Pzena Investment Management, LLC manage the

TIAA Access ■ Prospectus	23

assets of Vanguard Selected Value Fund (Investor Shares); Century Capital Management, LLC, Chartwell Investment Partners, Inc., Granahan Investment Management, Inc., Kalmar Investment Advisers, Wellington Management Company, LLP and The Vanguard Group, Inc. manage the assets of Vanguard Explorer Fund (Investor Shares); Wellington Management Company, LLP manages the assets of Vanguard Wellington Fund (Investor Shares); The Vanguard Group, Inc. manages the assets of Vanguard Emerging Markets Stock Index Fund (Signal Shares), Vanguard Small-Cap Value Index Fund (Investor Shares), and Vanguard Intermediate-Term Treasury Fund (Investor Shares) (together, the Vanguard funds’ investment advisors are referred to as “Vanguard Fund Advisors”). Dodge & Cox (“Dodge & Cox”) manages the assets of Dodge & Cox International Stock Fund. Dimensional Fund Advisors LP (“Dimensional”) manages the assets of DFA Emerging Markets Portfolio (Institutional Class). Advisors, CRMC, Legg Mason, Western, WAML, Western Singapore, Western Japan, T. Rowe Price, Vanguard Fund Advisors, Dodge & Cox and Dimensional are registered with the SEC as investment advisors under the Investment Advisers Act of 1940.

The broker-dealer

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a TIAA subsidiary, for distribution services. Services performs all sales and marketing functions relative to the contracts.

Certain payments we receive with regard to the funds

We (and our affiliates) receive payments, which may be significant, from the funds, their advisors, distributors, or affiliates thereof. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contract and the funds in which the separate account invests. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, indirectly bear the costs of these investment advisory fees (see the funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular funds attributable to the contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisors (or affiliates) may pay more than others. Currently, these percentages range from 0% to 0.15% (but they may increase).

Furthermore, we (and our affiliates) receive additional compensation on assets invested in TIAA’s proprietary funds because our affiliates receive payments from the funds for investment advisory and/or other services. Thus, we may receive more revenue with respect to proprietary funds than nonproprietary funds.

These arrangements may be a factor that we consider in including funds as underlying investment options of the investment account.

24	Prospectus ■ TIAA Access

Selection of funds

We select the funds offered through the contract based on several criteria, including the following:

•	asset class coverage,

•	the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure,

•	brand recognition,

•	performance,

•	the capability and qualification of each investment firm, and

•	whether our distributors are likely to recommend the funds to contractowners.

Another factor we consider during the selection process is whether the fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see “Certain Payments We Receive with Regard to the Funds.” We also consider whether the fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the contracts. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional premium and/or transfers of accumulation to a fund if we determine the fund no longer meets one or more of the criteria and/or if the fund has not attracted significant contractowner assets. We do not recommend or endorse any particular fund, and we do not provide investment advice.

The annuity contracts

We offer the following types of contracts:

RA (Retirement Annuity) and GRA (Group Retirement Annuity): RA and GRA Contracts are used mainly for employer sponsored retirement plans.

•

Depending on the terms of your employer’s plan, RA and GRA premiums can be paid by your employer, you, or both. If you are paying some or all of the entire periodic premium, your contributions can be in either pre-tax dollars by salary reduction, or after-tax dollars by payroll deduction. You can also transfer accumulations from another investment choice under your employer’s plan to your RA Contract.

•

GRA premiums can come from only your employer or both you and your employer. Your GRA premiums can be from pre-tax or after-tax contributions. You cannot pay GRA premiums directly to TIAA; your employer must send them for you. As with RAs, you can transfer accumulations from another investment choice under your employer’s plan to your GRA Contract.

•	Your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, though you will not be able to take tax deductions for these contributions.

TIAA Access ■ Prospectus	25

SRA (Supplemental Retirement Annuity) and GSRA (Group Supplemental Retirement Annuity): These are for voluntary tax-deferred annuity (“TDA”) plans.

•

SRA Contracts are issued directly to you; GSRA Contracts are issued through an agreement between your employer and TIAA. Generally, your employer pays premiums in pre-tax dollars through salary reduction. Although you cannot pay premiums directly, you can transfer amounts from other TDA plans.

•	Although your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, you will not be able to take tax deductions for these contributions.

Retirement Choice/Retirement Choice Plus Annuities: These are very similar in operation to the GRAs and GSRAs, respectively, except that they are issued directly to your employer or your plan’s trustee.

•	Among other rights, the employer retains the right to transfer accumulations under these contracts to alternate funding vehicles.

GA (Group Annuity) and Institutionally-Owned GSRA: These are used exclusively for employer retirement plans and are issued directly to your employer or your plan’s trustee.

•

Your employer pays premiums directly to TIAA. Your employer or the plan’s trustee may control the allocation of contributions and transfers to and from these contracts. If a GA or GSRA Contract is issued pursuant to your plan, the rules relating to transferring and withdrawing your money, receiving any annuity income or death benefits, and the timing of payments are determined by your plan. Ask your employer or plan administrator for more information.

State Regulatory Approval. State regulatory approval may be pending for certain of these contracts and they may not currently be available in your state.

Contracts Can Differ Pursuant to State Laws. Contract terms and features may differ due to state laws and regulations. These differences may include, among other things, availability of certain Income Options, how frequently you can transfer into or out of investment accounts, or our ability to restrict transfers into or out of the investment accounts. You should review your contract along with this prospectus to understand the product features and charges under your contract.

Tax Deferral. You or your employer can purchase these contracts in connection with tax-qualified pension plans under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. TIAA is not making any representation regarding the tax qualification status of any plan. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including the annuity income), before you purchase a contract in a tax-qualified plan.

26	Prospectus ■ TIAA Access

Other Investment Options. In addition to the investment accounts described in this prospectus, you may also allocate money to the TIAA Real Estate Account and TIAA Traditional Annuity under the terms of this contract and if permitted by your employer’s plan. A companion CREF contract may have been issued to you when you received this contract offering the investment accounts. For more information about the TIAA Traditional Annuity, the TIAA Real Estate Account, or the CREF accounts, and particular funds and investment options offered under the terms of your plan, please see the applicable contracts and/or respective prospectuses for those investment options available by calling 800 842-2252.

Starting out

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. “Good order” means actual receipt of the transaction request along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction.

If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. It is possible that the default option will not be an investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

TIAA Access ■ Prospectus	27

You may stop premiums at any time without notice to us and then resume without payment of any past due premium or penalty of any kind. Your right to apply distributions from other plans to your contract as direct rollovers under the IRC may be limited by the terms of your employer’s plan.

TIAA generally doesn’t restrict the amount or frequency of payment of premiums to your contract, although we may in the future. Your employer’s retirement plan may limit your premium amounts. In addition, the IRC limits the total annual premiums you may invest in plans qualified for favorable tax treatment.

In most cases, we accept premiums to a contract during your accumulation period. Premiums will be credited to your contract as of the end of the business day in which we receive them at the location that we will designate by prior written notice, in good order and in accordance with procedures established by us or as required by law. Once your first premium has been paid, your contract cannot lapse or be forfeited for nonpayment of premiums. Note that we cannot accept money orders or travelers checks. In addition, we will not accept a third-party check where the relationship of the payor to the contractowner cannot be identified from the face of the check.

You may allocate your premiums among the investment accounts, the TIAA Traditional Annuity, and the TIAA Real Estate Account under the terms of the contract, and only as permitted under the terms of your employer’s plan. You may also transfer accumulations to the CREF accounts, and, in some cases, certain mutual funds, or other TIAA annuities, if the investment option is available under the terms of your employer’s plan. You should consider the investment objectives, risks, and charges and expenses of the CREF accounts, TIAA Real Estate Account and any mutual funds offered under the terms of your employer’s plan carefully before investing. This and other information, including a description of the risks involved in investing in the CREF accounts, TIAA Real Estate Account and the funds, are found in the prospectuses. The CREF accounts, TIAA Real Estate Account and the funds are described in separate prospectuses. You may obtain a prospectus, free of charge, by calling 877 518-9161. You should read the prospectus carefully before investing. For more information about the TIAA Traditional Annuity, you may obtain the applicable contracts by calling 800 842-2252.

To change your allocation choices for future premiums, you can:

•	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

•	call our Automated Telephone Service (24 hours a day) at 800 842-2252; or

•	use the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

When you allocate premiums to an investment account, the premiums are used to purchase accumulation units in that investment account. You may change your allocation for future premiums at any time. We will allocate your premiums according to the most recent valid instructions in a form acceptable to us (in good order) that we have received from you. Your employer’s plan may limit your right to allocate premiums to an investment account. We may stop accepting premiums to any or all investment accounts at any time.

28	Prospectus ■ TIAA Access

Important information about procedures for opening a new account

To help the U.S. government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who purchases a contract.

What this means for you: When you apply for a contract, we will ask for your name, street address (not a post office box), date of birth, Social Security number and other information, such as your home telephone number, that will allow us to identify you. Until you provide us with the information we need, we may not be able to issue a contract or effect any transactions for you.

In certain circumstances, we may be required to block a contractowner’s ability to make certain transactions and may refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators without notice or consent.

Accumulation units

Determining the value of your contract—investment accounts

The premiums you allocate, or transfers you make, to the investment accounts purchase accumulation units. We calculate how many accumulation units to credit by dividing the amount allocated or transferred to the particular investment account by its accumulation unit value calculated at the close of the business day we receive your premium or completed transfer request in good order. For information regarding how we price your initial premium, see “Starting Out.” To determine how many accumulation units to subtract for transfers out and cash withdrawals, we use the unit value calculated at the close of the business day we receive your completed transaction request and all required information and documents in good order (unless you have chosen a later date).

We arbitrarily set the initial value of each accumulation unit at $25. Subsequently, the value of the accumulation units will depend mainly on the investment experience of the underlying funds, although the accumulation unit value also reflects the deduction by TIAA of separate account expenses. We calculate the accumulation unit value at the close of each valuation day. We multiply the previous day’s accumulation unit value by the net investment factor for the pertinent investment account of the separate account. The net investment factor reflects, for the most part, changes in the net asset value of the shares of the fund held by the investment account, and investment income and capital gains distributed to the investment account. The gross investment factor is decreased by the separate account expense and risk charges.

TIAA Access ■ Prospectus	29

An investment account’s net investment factor equals its gross investment factor minus the separate account charge incurred since the previous valuation day.

An investment account’s gross investment factor equals (a) divided by (b), as follows:

(a)	equals	(i):	the value of the fund shares in the investment account as of the close of the valuation day (net asset value per share times number of shares owned) excluding the net effect of contractowners’ transactions (i.e., premiums received, benefits paid, and transfers to and from the investment account) made during that day; plus
		(ii):	investment income and capital gains distributed to the investment account; less
		(iii):	any amount paid and/or reserved for tax liability resulting from the operation of the investment account since the previous valuation day.
(b)	equals	the value of the fund shares in the investment account as of the last valuation day, including the net effect of contractowners’ transactions.

Number of Accumulation Units. The number of accumulation units in an investment account under your contract will be increased by:

•	any premiums you allocate to that investment account; and

•	any transfers you make to that investment account.

The number of accumulation units in an investment account under your contract will be decreased by:

•	the application of any accumulations to provide any form of benefit; and

•	any transfers or withdrawals from your accumulation in that investment account.

The increase or decrease in the number of your accumulation units on any valuation day is equal to the net dollar value of all transactions divided by the value of the investment account’s accumulation unit as of the end of the valuation day on which the transaction becomes effective.

To change your investment allocations

To make a change to your future investment allocation percentages, you can write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201 or call 800 842-2252 or use the TIAA-CREF website’s account access feature at www.tiaa-cref.org. You may be required to complete and return certain forms (in good order) to effect these transactions. If you have any questions, call us at 800 842-2252. To make specific transfers, see “How to Make Transfers and Withdraw Cash,” below.

30	Prospectus ■ TIAA Access

How to transfer and withdraw your money

Generally, we allow you to move your money to and from the investment accounts and to make withdrawals from your contract. These options may be limited by the terms of your employer’s plan, by current tax law, or by the terms of your contract. Transfers from the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan must generally be at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. In the future, we may eliminate these minimum transaction levels. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. Note that a fund underlying an investment account may assess a fee for certain transfers or withdrawals or limit transfers in accordance with the fund’s policies. See the funds’ prospectuses for information on these restrictions.

Transfers and cash withdrawals are effective at the end of the business day we receive your request and all required documentation in good order. You can also choose to have transfers and withdrawals take effect at the end of any future business day. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contractowners. (See “Market Timing/Excessive Trading Policy.”)

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to the Employment Retirement Income Security Act of 1974 (“ERISA”), or

B)	an employer plan that provides for spousal rights to benefits, then your rights to choose certain benefits are restricted by the rights of your spouse to benefits only to the extent required by the IRC or ERISA or the terms of your employer plan (see “Spouse’s Rights to Benefits”).

Systematic transfers and withdrawals

If your employer’s plan allows, you can set up a program to make cash withdrawals or transfers automatically by specifying that we withdraw or transfer from your accumulation any fixed number of accumulation units, dollar amount, or percentage of accumulation until you tell us to stop or until your accumulation is exhausted. Currently, the program must be set up so that internal transfers must be at least $100. In the future, we may eliminate this minimum transfer amount.

How to make transfers and withdraw cash

To request a transfer or to withdraw cash, you can:

•	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

TIAA Access ■ Prospectus	31

•	call our Automated Telephone Service (24 hours a day) at 800 842-2252; or

•	for internal transfers, use the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

You may be required to complete and return certain forms (in good order) to effect these transactions. We can suspend or terminate your ability to transact by telephone, over the Internet, or by fax at any time, for any reason.

There may be tax law and/or plan restrictions on certain transfers. Before you transfer or withdraw cash, make sure you also understand the possible federal and other income tax consequences.

Transfers to and from other TIAA-CREF accounts and funds

Subject to your employer’s plan, current tax law or the terms of your contract, you can transfer some or all of your accumulation in the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan. We reserve the right to limit these transfers to once per quarter per investment account.

Subject to your employer’s plan, current tax law or the terms of your contract, you can also transfer some or all of your accumulation in the TIAA Traditional Annuity, in your CREF accounts or in the funds or TIAA annuities, such as TIAA Real Estate Account, to the investment accounts. Transfers from TIAA’s Traditional Annuity to the investment accounts under RA, GRA, or Retirement Choice Contracts can only be effected over a period of time (up to ten annual installments) and may be subject to other limitations, as specified in your contract.

Accumulation that is transferred from investment accounts under this contract to the TIAA Traditional Annuity or the TIAA Real Estate Account remains part of this contract and part of the accumulation under the contract. Transfers to any other accounts which are not offered under the terms of this contract are no longer part of this contract and its accumulation.

These transfers must generally be at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Because excessive transfer activity can hurt performance and other participants, we may further limit how often you transfer or otherwise modify the transfer privilege.

Transfers to other companies

Generally, you may transfer funds from the investment accounts to a company other than TIAA or CREF, subject to certain tax restrictions. This right may be limited by your employer’s plan. Roth amounts in a 403(b) or 401(a) plan can be rolled over only to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

32	Prospectus ■ TIAA Access

Under the Retirement Choice and Retirement Choice Plus Contracts, your employer could transfer monies from an investment account and apply it to another investment option not offered under this contract, subject to the terms of your plan, and without your consent.

Transfers from other companies/plans

Subject to your employer’s plan and federal tax law, you can usually transfer or roll over money from another 403(b), 401(a)/403(a) or governmental 457(b) retirement plan to your TIAA contract. You may also roll over before-tax amounts in a Traditional IRA to 403(b) plans, 401(a)/403(a) plans or eligible governmental 457(b) plans, provided such employer plans agree to accept the rollover. Roth amounts in a 403(b) or 401(a) plan can only be rolled over to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans. Funds in a private 457(b) plan can be transferred to another private 457(b) plan only. Accumulations in private 457(b) plans may not be rolled over to a qualified plan (e.g., a 401(a) plan), a 403(b) plan, a governmental 457(b) plan or an IRA.

Withdrawing cash

You may withdraw cash from your SRA or GSRA accumulation at any time during the accumulation period, provided federal tax law and the terms of your employer’s plan permits it (see below). Normally, you can’t withdraw money from your contract if you have already applied that money to begin receiving lifetime annuity income. Current federal tax law restricts your ability to make cash withdrawals from your accumulation under most voluntary salary reduction agreements. Withdrawals are generally available only if you reach age 59 1/2, leave your job, become disabled, or die, or if your employer terminates its retirement plan. If your employer’s plan permits, you may also be able to withdraw money if you encounter hardship, as defined by the IRS, but hardship withdrawals can be from contributions only, not investment earnings. You may be subject to a 10% penalty tax if you make a withdrawal before you reach age 59 1/2, unless an exception applies to your situation.

Under current federal tax law, you are not permitted to withdraw from 457(b) plans earlier than the calendar year in which you reach age 70  1/2 or leave your job or are faced with an unforeseeable emergency (as defined by law). There are generally no early withdrawal tax penalties if you withdraw under any of these circumstances (i.e., no 10% tax on distributions prior to age 59 1/2).

If you request a withdrawal, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file if you have elected this method of payment. A letter of instruction with a signature guarantee is required if the withdrawal is sent to an address other than the address of record, or to an address of record that has been changed within either the last 14 or 30 calendar days, depending on the service model applicable to your plan. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public

TIAA Access ■ Prospectus	33

cannot provide a signature guarantee. Proceeds directed to a bank account not on file have similar 14 or 30 day restrictions that require completion of a verification process. Please contact us for further information.

We reserve the right to require a signature guarantee on any withdrawal.

Systematic withdrawals to pay financial advisor fees

If permitted by your employer’s plan, you may authorize a series of systematic withdrawals to pay the fees of a financial advisor. Such systematic withdrawals are subject to all provisions applicable to systematic withdrawals, except as otherwise described in this section.

One series of systematic withdrawals to pay financial advisor fees may be in effect at the same time that one other series of systematic withdrawals is also in effect. Systematic withdrawals to pay financial advisor fees must be scheduled to be made quarterly only, on the first day of each calendar quarter. The amount withdrawn from each investment account must be specified in dollars or percentage of accumulation, and will be in proportion to the accumulations in each account at the end of the business day prior to the withdrawal. The financial advisor may request that we stop making withdrawals.

We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

Market timing/excessive trading policy

There are contractowners who may try to profit from transferring money back and forth among investment accounts in an effort to “time” the market. As money is shifted in and out of these investment accounts, we incur transaction costs and the underlying funds incur expenses for buying and selling securities. These costs are borne by all contractowners. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. The risk of pricing inefficiencies can be particularly acute for portfolios invested primarily in foreign securities, such as the TIAA-CREF International Equity Fund, the TIAA-CREF International Equity Index Fund, the TIAA-CREF Emerging Markets Equity Fund, the TIAA-CREF Emerging Markets Equity Index Fund, the American Funds EuroPacific Growth Fund, the Vanguard Emerging Markets Stock Index Fund, the Dodge & Cox International Stock Fund, and the DFA Emerging Markets Portfolio.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, contractowners who make a transfer out of any one of the investment accounts available under the contract (other than the investment accounts that invest in the TIAA-CREF Money Market Fund and the TIAA-CREF Short-Term Bond Fund) will not be able to make electronic transfers (i.e., over the Internet, by

34	Prospectus ■ TIAA Access

telephone or by fax) back into that same investment account in that contract for 30 calendar days starting the day after the transfer. The electronic transfers that will be restricted under this policy do not include certain types of transactions like systematic withdrawals, systematic purchases, automatic rebalancings, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by TIAA management.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an investment account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the funds under the separate account.

If we regard the transfer activity as disruptive to an underlying fund’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a contractowner’s ability to make transfers by telephone, fax or over the Internet. We also may stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar activity could be handled differently with the result that some market timing activity may not be detected.

We seek to apply our market timing and other transfer policies uniformly to all contractowners. We reserve the right to waive these policies where management believes that the waiver is in the contractowners’ best interests and that imposition of the policy’s restrictions is not necessary to protect contractowners from the effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. The contract is not appropriate for market timing. You should not invest in the contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time that we are unable to purchase or redeem shares of any of the funds under the separate account.

Contractowners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, there could be dilution in the value of account shares held by long-term participants, increased transaction costs, and interference with the efficient portfolio management of the affected fund.

The funds available as investment options under the contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. The prospectuses for the funds describe any such policies and procedures. The policies and procedures of a fund may be different, and more or less restrictive, than our policies and procedures or the

TIAA Access ■ Prospectus	35

policies and procedures of other funds. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading policies and procedures of the funds. However, we have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contractowners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contractowners who violate the market timing and excessive trading policies established by the fund.

In addition, some funds may impose redemption fees on short-term trading (i.e., redemptions of fund shares within a certain number of days after purchase). The fund determines the amount of the redemption fee and the fee is retained by or paid to the fund assessing the redemption fee and not by TIAA. The redemption fee may affect the number and value of accumulation units transferred out of the investment account that invests in that fund and, therefore, may affect the investment account accumulation. We reserve the right to administer and collect any such redemption fees from your accumulation on behalf of the funds.

Timing of payments to you

In general, we will make the following types of payments within seven calendar days after we have received all the information we need to process your request:

•	cash withdrawals;

•	transfers to TIAA (e.g., another TIAA annuity offered by your employer’s plan), CREF, funds, or to other companies;

•	payments under a fixed-period annuity; and

•	death benefits.

Each of these types of payments is described further below. The seven-day period may be extended in certain circumstances, such as an SEC-recognized emergency. There may also be delays in making payments for other reasons (e.g., payments in connection with loans, or if you have requested a transfer to another company and we have not received information we need from that company). If you request that withdrawal proceeds from an investment account be transferred to another investment vehicle and there is a delay in the investment of those proceeds, you will not experience the investment performance of that investment vehicle during such a delay. In addition, if, pursuant to SEC rules, the TIAA-CREF Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the TIAA-CREF Money Market investment account until the fund is liquidated.

36	Prospectus ■ TIAA Access

Receiving annuity income

The annuity period in general

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877 518-9161.) Participants in any other investment accounts who wish to elect annuity income can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Unless you opt for a lifetime annuity, generally you must be at least age 59 1/2 to begin receiving annuity income payments from your annuity contract free of a 10% early distribution penalty tax. Your employer’s plan may also restrict when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your contract shortly after you reach the later of age 70 1/2 or you retire. Also, you can’t begin a one-life annuity after you reach age 90, nor may you begin a two-life annuity after either you or your annuity partner reach age 90.

Your income payments may be paid out through a variety of income options. You can pick a different income option for different portions of your accumulation, but once you have started payments you usually can’t change your income option or annuity partner for that payment stream.

Usually income payments are monthly. You can choose quarterly, semiannual, and annual payments as well. TIAA has the right to not make payments at any interval that would cause the initial payment to be less than $100. We will send your payments by mail to your home address or, on your request, by mail or electronic funds transfer to your bank.

Your initial income payments are based on your accumulation on the last valuation day before the annuity starting date. Your payments change after the initial payment based on the investment account’s investment experience and the income change method you choose.

There are two income change methods for annuity payments: annual and monthly. Under the annual income change method, payments from the separate account change each May 1, based on the net investment results during the prior year (from the day following the last valuation day in March of the prior year through the last valuation day in March of the current year). Under the monthly income change method, payments change every month, based on the net investment results during the previous month. For the formulas used to calculate the amount of

TIAA Access ■ Prospectus	37

annuity payments, see “Annuity Payments.” The total value of your annuity payments may be more or less than your total premiums. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Annuity starting date

Ordinarily, annuity payments begin on the date you designate as your annuity starting date, provided we have received all documentation in good order necessary for the income option you’ve picked. If something is missing, we will let you know and will defer your annuity starting date until we receive the missing items and/or information. You may designate any future date for your annuitization request, in accordance with our procedures and as long as it is one on which we process annuitizations. Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment. Any premiums received within 70 days after payments begin may be used to provide additional annuity income. Premiums received after 70 days will remain in your accumulating annuity contract until you give us further instructions. For example, if we receive a premium from you 30 days after payments begin, we will recalculate your payments so you will receive additional annuity income. However, if we receive a premium from you 90 days after payments begin, then that premium would remain in the accumulation portion of the contract. Ordinarily, your first annuity payment can be made on any business day between the first and twentieth of any month.

Income options

Both the number of annuity units you purchase and the amount of your income payments will depend on which income option(s) you pick. Your employer’s plan, tax law and ERISA may limit which income options you can use to receive income from an RA, GRA, SRA, GSRA, Retirement Choice, or Retirement Choice Plus Contract. Ordinarily, you will choose your income options shortly before you want payments to begin, but you can make or change your choice any time before your annuity starting date.

All of the income options provide variable payments, and the amount of income you receive depends in part on the investment experience of the investment accounts selected by you. The current options are:

•

One-Life Annuity with or without Guaranteed Period: Pays income as long as you live. If you opt for a guaranteed period (10, 15 or 20 years) and you die before it’s over, income payments will continue to your beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at your death—so, it’s possible for you to receive only one payment if you die less than a month after payments start. (The 15-year guaranteed period is not available under all contracts.)

•	Annuity for a Fixed Period: Pays income for any period you choose from five to 30 years (two to 30 years for RAs, GRAs, and SRAs). (This option is not available under all contracts.)

38	Prospectus ■ TIAA Access

•

Two-Life Annuities: Pays income to you as long as you live, then continues at either the same or a reduced level for the life of your annuity partner. There are four types of two-life annuity options, all available with or without a guaranteed period—Full Benefit to Survivor, Two-Thirds Benefit to Survivor, 75% Benefit to Annuity Partner and a Half-Benefit to Annuity Partner. Under the Two-Thirds Benefit to Survivor option, payments to you will be reduced upon the death of your annuity partner.

•

Minimum Distribution Option (“MDO”): Generally available only if you must begin annuity payments under the IRC minimum distribution requirements. (Some employer plans allow you to elect this option earlier—contact TIAA for more information.) The option, if elected, automatically pays an amount designed to fulfill the distribution requirements under federal tax law. (The option is not available under all contracts.)

You must apply your entire accumulation under a contract if you want to use the MDO. It is possible that income under the MDO will cease during your lifetime. Prior to age 90, and subject to applicable plan and legal restrictions, you can apply any remaining part of an accumulation applied to the MDO to any other income option for which you’re eligible. Using the MDO will not affect your right to take a cash withdrawal of any accumulation not yet distributed (to the extent that a cash withdrawal was available to you under your contract and under the terms of your employer’s plan). This automatic payout option is not currently available under the Retirement Choice or Retirement Choice Plus Contracts. Instead, required minimum distributions will be paid directly from these contracts pursuant to the terms of your employer’s plan.

For any of the income options described above, current federal tax law says that your guaranteed period can’t exceed the joint life expectancy of you and your beneficiary or annuity partner, and other IRC stipulations may make some income options unavailable to you. Other income options may become available in the future, subject to the terms of your retirement plan and relevant federal and state laws. We may stop offering certain income options in the future. For more information about any annuity option, please contact us.

Receiving Lump-Sum Payments (Retirement Transition Benefit): If your employer’s plan allows, you may be able to receive a single sum payment of up to 10% of the value of any part of an accumulation being converted to annuity income on the annuity starting date. Of course, if your employer’s plan allows cash withdrawals, you can take a larger amount (up to 100%) of your accumulation as a cash payment. The retirement transition benefit will be subject to current federal income tax requirements and possible early distribution penalties. See “Taxes.”

Transfers during the annuity period

After you begin receiving annuity income, you can, subject to your employer’s plan, current tax law or the terms of your contract, transfer all or part of any annuity units (which determine annuity income payable) once each calendar quarter from

TIAA Access ■ Prospectus	39

the separate account into a “comparable annuity” payable from (i) another fund within the separate account (if available), (ii) a CREF account, (iii) the TIAA Real Estate Account, (iv) another TIAA annuity or (v) TIAA’s Traditional Annuity. You can also transfer annuity units from the CREF accounts or the TIAA Real Estate Account or another TIAA annuity into a comparable annuity payable from the separate account in accordance with the terms of your annuity contract. Comparable annuities are those which are payable under the same income option, and have the same first and second annuitant, and remaining guaranteed period.

We will process and credit your transfer on the business day we receive your request in good order. You can also choose to have a transfer take effect at the close of any future business day. Transfers under the annual income payment method will affect your annuity payments beginning on the May 1 following the March 31 which is on or after the effective date of the transfer. Transfers under the monthly income payment method and all transfers into TIAA’s Traditional Annuity will affect your annuity payments beginning with the first payment due after the monthly payment valuation day that is on or after the transfer date. You can switch between the annual and monthly income change methods, and the switch will go into effect on the last valuation day in March.

Annuity payments

You are the annuitant under the contract. This means if you choose a lifetime income option, annuity payments will continue for as long as you live. The amount of annuity payments we pay you or your beneficiary will depend upon the number and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. The amount of the annuity payments will change according to the income change method chosen.

Under the annual income change method, the value of an annuity unit for payments is redetermined on March 31 of each year (or, if March 31 is not a valuation day, the immediately preceding valuation day). This date is called the “annual payment valuation day.” Annuity payments change beginning May 1. The change reflects the net investment experience of the separate account. The net investment experience for the twelve months following the annual payment valuation day will be reflected in the annuity unit value determined on the next year’s annual payment valuation day.

Under the monthly income change method, the value of an annuity unit for payments is determined on the payment valuation day, which is the 20th day of the month preceding the payment due date or, if the 20th is not a business day, the preceding business day. The monthly changes in the value of an annuity unit reflect the net investment experience of the separate account. The formulas for calculating the number and value of annuity units payable are described below.

TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

40	Prospectus ■ TIAA Access

Calculating the Number of Annuity Units Payable: When a participant or a beneficiary converts all or a portion of his or her accumulation into an income-paying contract, the number of annuity units payable from the separate account under an income change method is determined by dividing the value of the account accumulation to be applied to provide the annuity payments by the product of the annuity unit value for that income change method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then-current settlement mortality schedules for this separate account. Contractowners bear no mortality risk under their contracts—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.

The number of annuity units payable under an income change method under your contract will be reduced by the number of annuity units you transfer out of that income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make into that income change method under your contract.

Value of Annuity Units: The investment account’s annuity unit value is calculated separately for each income change method for each valuation day. We assume an investment return of 4%. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the account is greater than 4% and decrease if the value is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the account will earn the 4% assumed investment return in the future.

The initial value of the annuity unit for a new annuitant is the value determined as of the valuation day before annuity payments start.

For participants under the annual income change method, the value of the annuity unit for payment remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of the last valuation day in March.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA Access ■ Prospectus	41

TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.

Death benefits

Choosing beneficiaries

Death benefits under TIAA contracts are payable to the beneficiaries you name, which may be subject to the terms of your employer’s plan. When you purchase your annuity contract, you name one or more beneficiaries to receive the death benefit if you die. You can generally change your beneficiaries anytime before you die, and, unless you instruct otherwise, your annuity partner can do the same after your death.

Your spouse’s rights

Your choice of beneficiary for death benefits may, in some cases, be subject to the consent of your spouse. Similarly, if you are married at the time of your death, federal law may require a portion of the death benefit be paid to your spouse even if you have named someone else as beneficiary. If you die without having named any beneficiary, any portion of your death benefit not payable to your spouse will go to your estate.

Amount of death benefit

If you die during the accumulation period, the death benefit is the amount of your accumulation. If you and your annuity partner die during the annuity period while payments are still due under a fixed-period annuity or for the remainder of a guaranteed period, the death benefit is the value of the remaining guaranteed payments.

Payment of death benefit

To authorize payment and pay a death benefit, we must have received all necessary forms and documentation (in good order), including proof of death and the selection of the method of payment.

Methods of payment of death benefits

Generally, you can choose for your beneficiary the method we will use to pay the death benefit, but few participants do this. If you choose a payment method, you can also prevent your beneficiaries from changing it. Most people leave the choice to their beneficiaries. We can prevent any choice if its initial payment is less than $25. If death occurs while the annuity contract is in the accumulation stage, in most cases we can pay the death benefit using the TIAA-CREF Savings and Investment Plan (defined below). We will not do this if you preselected another option or if the beneficiary elects another option. Some beneficiaries, such as charities and certain estates or trusts, are not eligible for the Savings and

42	Prospectus ■ TIAA Access

Investment Plan. If your beneficiary is not eligible and does not specifically instruct us to start paying death benefits within a year of your death, we may start making payments to them over five years using the fixed-period annuity method of payment.

Payments during accumulation period

Currently, the available methods of payment for death benefits from funds in the accumulation period are:

•	Single-Sum Payment, in which the entire death benefit is paid to your beneficiary at once;

•	One-Life Annuity With or Without Guaranteed Period, in which the death benefit is paid for the life of the beneficiary or through the guaranteed period;

•	Annuity for a Fixed Period of 5 to 30 years (not available under Retirement Choice and Retirement Choice Plus), in which the death benefit is paid for a fixed period;

•

Minimum Distribution Payments (also called the TIAA-CREF Savings and Investment Plan), which automatically pays income according to the Internal Revenue Code’s minimum distribution requirements. This payment method operates in much the same way as the minimum distribution option. It is possible under this method that your beneficiary will not receive income for life. This payment method is not available under Retirement Choice or Retirement Choice Plus contracts.

Death benefits are usually paid monthly (unless you chose a single-sum method of payment), but your beneficiary can switch them to quarterly, semiannual or annual payments. Note that for Retirement Choice and Retirement Choice Plus contracts, beneficiaries may only receive either a single-sum payment or a one-life annuity (with or without a guaranteed period).

Payments during annuity period

If you and your annuity partner die during the annuity period, your beneficiary can choose to receive any remaining guaranteed periodic payments due under your contract. Alternatively, your beneficiary can choose to receive the commuted value of those payments in a single sum unless you have indicated otherwise. The amount of the commuted value will be different from the total of the periodic payments that would otherwise be paid.

Ordinarily, death benefits are subject to federal tax. If taken as a lump sum, death benefits would be taxed like complete withdrawals. If taken as annuity benefits, the death benefit would be taxed like annuity payments. For more information, see the discussion under “Taxes” below.

TIAA Access ■ Prospectus	43

Employer plan fee withdrawals

Your employer may, in accordance with the terms of your plan, and with TIAA’s approval, withdraw amounts from your accumulations under your Retirement Choice or Retirement Choice Plus contract, and, if your certificate so provides, on your GRA or GSRA, or GA contract, to pay fees associated with the administration of the plan. TIAA also reserves the right to suspend or reinstate its approval for a plan to make such withdrawals. The amount and the effective date of an employer plan fee withdrawal will be in accordance with the terms of your plan. TIAA will determine all values as of the end of the effective date under the plan.

An employer plan fee withdrawal cannot be revoked after its effective date under the plan. Each employer plan fee withdrawal will be made on a pro-rata basis from all your available TIAA and CREF Accounts. An employer plan fee withdrawal reduces the accumulation from which it is paid by the amount withdrawn. If allowed by your contract, your employer may also charge a fee on your Account to pay fees associated with administering the plan.

Spouse’s rights to benefits

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your rights to choose certain benefits are restricted by the rights of your spouse to benefits as follows:

•	Spouse’s survivor retirement benefit. If you are married on your annuity starting date, your income benefit must be paid under a two-life annuity with your spouse as second annuitant.

•

Spouse’s survivor death benefit. If you die before your annuity starting date and your spouse survives you, the payment of the death benefit to your named beneficiary may be subject to your spouse’s right to receive a death benefit. Under an employer plan subject to ERISA, your spouse has the right to a death benefit of at least 50% of any part of your accumulation attributable to contributions made under such a plan. Under an employer plan not subject to ERISA, your spouse may have the right to a death benefit in the amount stipulated in the plan.

Your spouse may consent to a waiver of his or her rights to these benefits.

Waiver of spouse’s rights

If you are married, and all or part of your accumulation is attributable to contributions made under:

44	Prospectus ■ TIAA Access

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your spouse must consent to a waiver of his or her rights to survivor benefits before you can choose:

•	an income option other than a two-life annuity with your spouse as second annuitant; or

•	beneficiaries who are not your spouse for more than the percentage of the death benefit allowed by the employer plan; or

•	a lump-sum benefit.

In order to waive the rights to spousal survivor benefits, we must receive, in a form satisfactory to us, your spouse’s consent, or a satisfactory verification that your spouse cannot be located. A waiver of rights with respect to an income option or a lump-sum benefit must be made in accordance with the IRC and ERISA, or the applicable provisions of your employer plan. A waiver of the survivor death benefit may not be effective if it is made prior to the earlier of the plan year in which you reach age 35 or your severance from employment of your employer.

Verification of your marital status may be required, in a form satisfactory to us, for purposes of establishing your spouse’s rights to benefits or a waiver of these rights. (For more information about the definition of a “spouse”, see “Taxes—Federal Defense of Marriage Act.”) You may revoke a waiver of your spouse’s rights to benefits at any time during your lifetime and before the annuity starting date. Your spouse may not revoke a consent to a waiver after the consent has been given.

Charges

Separate account charges

We deduct charges each valuation day from the assets of each investment account for various services required to administer the separate account and the contracts and to cover certain insurance risks borne by us. The contract allows for total separate account charges (i.e., administrative expense and mortality and expense risk charges) of up to 2.00% of net assets of the investment accounts annually. The total separate account charges for payout annuities will not exceed 2.00% of net assets of the investment accounts annually. The current charges applicable to your contract are listed in the Summary at the beginning of this prospectus. While TIAA reserves the right to increase the separate account charges at any time (up to the 2.00% maximum), we will provide at least three months’ notice before any such increase.

Administrative Expense Charge. This daily charge is for administration and operations, such as allocating premiums and administering accumulations.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the contract.

TIAA Access ■ Prospectus	45

TIAA’s mortality risks come from its obligations to make annuity payments. We assume the risk of making annuity payments regardless of how long the annuitant(s) may live or whether the mortality experience of annuitants as a group is better than expected.

Our expense risk is the possibility that our actual expenses for administering and marketing the contract and for operating the separate account will be higher than the amount recovered through the administrative expense deduction.

If the mortality and expense risk charge allowed under the contract is not enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our general account assets, which may include amounts derived from the mortality and expense risk charge, to Services, the principal distributor of the contract.

Other charges and expenses

Fund Expenses. Certain deductions and expenses of the underlying funds are paid out of the assets of the funds. These expenses include charges for investment advice, portfolio accounting, custody, and other services provided for the fund. The investment advisors are entitled to an annual fee based on a percentage of the average daily net assets of each fund. For more information on underlying fund deductions and expenses, please read the funds’ current prospectuses.

No Deductions from Premiums or Surrender Charge. The contract provides for no front-end charges and no surrender charge.

Premium Taxes. Some states assess premium taxes on the premiums paid under the contract. We will deduct the total amount of premium taxes, if any, from your accumulation based on current state insurance laws, subject to the provisions of your contract, and our status in the state. Generally, premium taxes range from 0.5% to 3.5%, depending on the state.

Taxes

This section offers general information concerning federal taxes. It does not cover every situation. Check with your tax advisor for more information.

This contract may be purchased only in connection with a tax qualified retirement plan under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). If the contract were to be purchased other than in connection with such a tax-qualified retirement plan, you would not receive the tax benefits normally associated with annuity contracts and you would be subject to current tax. The following discussion assumes that the contract is issued in connection with one of the retirement plans listed above.

During the accumulation period, premiums paid in before-tax dollars, employer contributions and earnings attributable to these amounts are not taxed until they’re withdrawn. Annuity payments, single sum withdrawals, systematic withdrawals, and death benefits are usually taxed as ordinary income. Premiums paid in after-tax

46	Prospectus ■ TIAA Access

dollars are not taxable when withdrawn, but earnings attributable to these amounts are taxable unless those amounts are contributed as Roth contributions to a 401(a), 403(b), or governmental 457(b) plan and certain criteria are met before the amounts (and the income on the amounts) are withdrawn. Generally, transfers between qualified retirement plans and between 403(b) plans are not taxed. Transfers among the investment accounts also are not taxed.

Generally, contributions you can make under an employer’s plan are limited by federal tax law. Employee voluntary salary reduction contributions and Roth after-tax contributions to 403(b) and 401(k) plans are limited to $17,500 per year ($23,000 per year if you are age 50 or older). Certain long-term employees may be able to defer up to $20,500 per year in a 403(b) plan ($26,000 per year if you are age 50 or older).

The maximum contribution limit to a 457(b) nonqualified deferred compensation plan for employees of state and local governments is the lesser of $17,500 ($23,000 if you are age 50 or older) or 100% of “includable compensation” (as defined by law).

Note that the dollar amounts listed above are for 2014; different dollar limits may apply in future years.

Early Distributions: If you receive a distribution from any 401(a), 403(a), or 403(b) retirement plan before you reach age 59 1/2 and you do not roll over or directly transfer such distribution to an IRA or employer plan in accordance with federal tax law, you may have to pay an additional 10% early distribution tax on the taxable amount. In general, however, there is no penalty on distributions (1) made on or after the taxpayer reaches age 59 1/2, (2) made on or after the death of the contractowner, (3) attributable to the taxpayer’s becoming disabled, or (4) made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Early distributions from 457(b) plans are not subject to a 10% penalty tax unless, in the case of a governmental 457(b) plan, the distribution includes amounts rolled over to the plan from a 401(a), 403(a), or 403(b) plan. Consult your tax advisor for more information.

Minimum Distribution Requirements: In most cases, payments from qualified contracts must begin by April 1 of the year after the year you reach age 70 1/2, or if later, retirement. Under the terms of certain retirement plans, the plan administrator may direct us to make the minimum distributions required by law even if you do not elect to receive them. In addition, if you do not begin distributions on time, you may be subject to a 50% excise tax on the amount you should have received but did not. You are responsible for requesting distributions that comply with the minimum distribution rules.

Withholding on Distributions: If we pay an “eligible rollover” distribution directly to you, federal law requires us to withhold 20% from the taxable portion. On the other hand, if we roll over such a distribution directly to an IRA or employer plan, we do

TIAA Access ■ Prospectus	47

not withhold any federal income tax. The 20% withholding also does not apply to certain types of distributions that are not considered eligible rollovers, such as lifetime annuity payments, or minimum distribution payments.

For the taxable portion of noneligible rollover distributions, we will withhold federal income taxes unless you tell us not to and you are eligible to avoid withholding. However, if you tell us not to withhold but we do not have your taxpayer identification number on file, we still are required to deduct taxes. These rules also apply to distributions from governmental 457(b) plans. In general, all amounts received under a private 457(b) plan are taxable and are subject to federal income tax withholding as wages.

Annuity Purchases by Nonresident Aliens. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Federal Estate, Gift and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contractowner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS. For 2014, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,340,000 and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Federal Defense of Marriage Act. The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract’s death benefit and any joint-life coverage under an optional living benefit. All contract provisions relating to spousal continuation are

48	Prospectus ■ TIAA Access

available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of the Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

Special Rules for Withdrawals to Pay Advisory Fees: If you have arranged for us to pay advisory fees to your financial advisor from your accumulations, those partial withdrawals generally will not be treated as taxable distributions as long as:

•	the payment is for expenses that are ordinary and necessary;

•	the payment is made from a Section 401(a), 403(a), or 403(b) retirement plan;

•	your financial advisor’s payment is only made from the accumulations in your retirement plan, and not directly by you or anyone else, under the agreement with your financial advisor; and

•	once advisory fees begin to be paid from your retirement plan, you continue to pay those fees solely from your plan and not from any other source.

Such payments can only be made if permitted under your employer’s retirement plan.

Additional information

Financial Condition of TIAA: Many financial services companies, including insurance companies, have been facing challenges in the recent economic and market environment. We are providing important information to help you understand how our contracts work and how our ability to meet our obligations affects your contract.

Assets in the Separate Account. You assume all of the investment risk for accumulations allocated to the investment accounts. Your accumulation in the investment accounts is part of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged

TIAA Access ■ Prospectus	49

with liabilities arising from any other business that we may conduct. This means that your accumulated value allocated to the separate account should generally not be adversely affected by the financial condition of our general account. See “The Separate Account.”

Assets in the General Account. We issue insurance policies and financial products other than TIAA Access, and some of these products are supported by the assets in our general account (e.g., TIAA Traditional). These general account products are subject to our claims-paying ability.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective contractowners to read and understand our financial statements. Our financial statements, as well as the financial statements of the separate account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address referenced earlier in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov.

Customer Complaints: Customer complaints may be directed to TIAA-CREF, P.O. Box 1259, Charlotte, NC 28201, telephone 800 842-2252.

Choices and Changes: You have to make your choices or changes through a written notice that is satisfactory to us and received (in good order) at our home office or at some other location that we have specifically designated for that purpose. When we receive a notice of a change in beneficiary or other person named to receive payments, we will make the change as of the date it was signed, even if the signer has died in the meantime. We make all other changes as of the date the notice is received in good order.

Telephone and Internet Transactions: You can use our Automated Telephone Service (“ATS”) or the TIAA-CREF website’s account access feature to check your account balances, transfer between accounts or to TIAA, and allocate future contributions among the accounts and funds offered under your employer’s plan available to you through TIAA-CREF. You will be asked to enter your Personal

50	Prospectus ■ TIAA Access

Identification Number (“PIN”) and Social Security Number for both systems. (You can establish a PIN by calling us.) Both will lead you through the transaction process and we will use reasonable procedures to confirm that instructions given are genuine. If we use such procedures, we are not responsible for incorrect or fraudulent transactions. All transactions made over the ATS and Internet are electronically recorded.

To use the ATS, you need a touch-tone telephone. The toll-free number for the ATS is 800 842-2252. To use the Internet, go to the account access feature of the TIAA-CREF website at www.tiaa-cref.org.

We can suspend or terminate your ability to transact by Internet, telephone or fax at any time, for any reason.

Electronic Prospectuses: If you received this prospectus electronically and would like a paper copy, please call 877 518-9161 and we will send it to you.

Assigning Your Contract: Generally, neither you nor your beneficiaries can assign ownership of the contract to someone else.

Errors or Omissions: We reserve the right to correct any errors or omissions on any form, report, or statement that we send you.

Texas Optional Retirement Program Participants: If you are in the Texas Optional Retirement Program, you (or your beneficiary) can redeem some or all of your accumulation only if you retire, die, or leave your job in the state’s public institutions of higher education.

Householding: To lower expenses and eliminate duplicate documents sent to your home, we may mail only one copy of the TIAA prospectus and other required documents to your household, even if more than one participant lives there. If you prefer to continue to receive your own copy of any document, write or call us at 800 842-2252.

Distribution: We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the contracts is TIAA-CREF Individual & Institutional Services, LLC, a subsidiary of TIAA. Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. No commissions are paid to dealers as a percentage of purchase payments. Underwriting commissions are not paid to Services for distribution of the contracts. We pay Services a fee from our general account assets for sales of the contracts. We paid approximately $1,974,158, $1,181,101, and $743,253 in fees to Services for fiscal years 2013, 2012 and 2011, respectively, for distribution of the contracts. We intend to recoup any payments made to Services through fees and charges imposed under the contract.

Legal Proceedings: Neither the separate account, TIAA nor Services is involved in any legal action that we consider likely to have a material adverse effect on the separate account, the ability of TIAA to meet its obligations under the contracts, or the ability of Services to perform its contract with the separate account.

TIAA Access ■ Prospectus	51

Unclaimed Property: Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contractowners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances. Contractowners are urged to keep their own, as well as their insureds’, beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated in writing to TIAA at P.O. Box 1259, Charlotte, NC 28201, by calling our Automated Telephone Service (24 hours a day) at 800 842-2252 or via www.tiaa-cref.org.

Statements and reports

You will receive a confirmation statement each time you make a transfer to, a transfer out, or a cash withdrawal from the separate account or among the investment accounts. The statement will show the date and amount of each transaction. However, if you are using an automatic investment plan, you will receive a statement confirming those transactions following the end of each calendar quarter.

If you have any accumulations in the separate account, you will be sent a statement each quarter which sets forth the following:

(1)	premiums paid during the quarter;

(2)	the number and dollar value of accumulation units in the investment accounts credited to you during the quarter and in total;

(3)	cash withdrawals, if any, from the investment accounts during the quarter; and

(4)	any transfers during the quarter.

You will also receive, at least semi-annually, reports containing the financial statements of the funds and a schedule of investments held by the funds.

52	Prospectus ■ TIAA Access

Table of contents for the Statement of Additional Information

Variable Annuity Payments	B-2

General Matters	B-2

State Regulation	B-3

Legal Matters	B-3

Experts	B-3

Additional Information	B-3

Management Related Service Contracts	B-3

Financial Statements	B-4

TIAA Access ■ Prospectus	53

Appendix A: Separate account condensed financial information

Presented below is condensed financial information for the separate account for the periods indicated. The table shows per accumulation unit data for the investment accounts of the separate account offered in this prospectus. The data should be read in conjunction with the financial statements and other financial information included in the SAI. The SAI is available without charge upon request.

54	Prospectus ■ TIAA Access

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF Bond Fund Sub-Account
2013		667	$34.16 to $35.38	$33.54 to $34.96
2012		512	$32.06 to $32.99	$34.16 to $35.38
2011		468	$30.26 to $30.94	$32.06 to $32.99
2010		335	$28.51 to $28.97	$30.26 to $30.94
2009		146	$26.98 to $27.26	$28.51 to $28.97
2008		6	$26.41 to $26.55	$26.98 to $27.26
2007	(j)	0.2	$25.00	$26.41 to $26.55

TIAA-CREF Bond Index Fund Sub-Account
2013		628	$27.20 to $27.49	$26.37 to $26.83
2012		289	$26.32 to $26.44	$27.20 to $27.49
2011	(k)	143	$25.00	$26.32 to $26.44

TIAA-CREF Bond Plus Fund Sub-Account
2013		1,310	$33.96 to $35.17	$33.47 to $34.90
2012		1,083	$31.54 to $32.46	$33.96 to $35.17
2011		704	$29.74 to $30.41	$31.54 to $32.46
2010		397	$27.62 to $28.07	$29.74 to $30.41
2009		153	$25.23 to $25.49	$27.62 to $28.07
2008		8	$26.05 to $26.18	$25.23 to $25.49
2007	(j)	1	$25.00	$26.05 to $26.18

TIAA-CREF Emerging Markets Equity Fund Sub-Account
2013		32	$22.52 to $22.76	$22.27 to $22.66
2012		23	$18.83 to $18.91	$22.52 to $22.76
2011	(k)	1	$25.00	$18.83 to $18.91

TIAA-CREF Emerging Markets Equity Index Fund Sub-Account
2013		29	$22.54 to $22.79	$21.66 to $22.04
2012		16	$19.15 to $19.23	$22.54 to $22.79
2011	(k)	9	$25.00	$19.15 to $19.23

TIAA-CREF Equity Index Fund Sub-Account
2013		1,666	$27.28 to $28.26	$36.14 to $37.68
2012		1,256	$23.63 to $24.31	$27.28 to $28.26
2011		1,022	$23.57 to $24.10	$23.63 to $24.31
2010		920	$20.32 to $20.65	$23.57 to $24.10
2009		848	$15.96 to $16.13	$20.32 to $20.65
2008		14	$25.62 to $25.75	$15.96 to $16.13
2007	(j)	5	$25.00	$25.62 to $25.75

TIAA Access ■ Prospectus	55

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF Growth & Income Fund Sub-Account
2013		4,250	$31.48 to $32.61	$41.98 to $43.77
2012		3,894	$27.25 to $28.04	$31.48 to $32.61
2011		2,730	$26.66 to $27.26	$27.25 to $28.04
2010		2,266	$23.73 to $24.12	$26.66 to $27.26
2009		1,891	$18.84 to $19.04	$23.73 to $24.12
2008		527	$29.20 to $29.34	$18.84 to $19.04
2007	(j)	108	$25.00	$29.20 to $29.34

TIAA-CREF High-Yield Fund Sub-Account
2013		233	$28.47 to $40.40	$30.00 to $42.85
2012		189	$25.08 to $35.35	$28.47 to $40.40
2011		104	$32.99 to $33.34	$25.08 to $35.35
2010		55	$28.91 to $29.12	$32.99 to $33.34
2009		30	$20.47 to $20.57	$28.91 to $29.12
2008		4	$25.48 to $25.60	$20.47 to $20.57
2007	(j)	0.3	$25.00	$25.48 to $25.60

TIAA-CREF Inflation-Linked Bond Fund Sub-Account
2013		179	$36.66 to $37.97	$33.20 to $34.61
2012		204	$34.68 to $35.68	$36.66 to $37.97
2011		151	$30.82 to $31.52	$34.68 to $35.68
2010		82	$29.27 to $29.75	$30.82 to $31.52
2009		46	$26.93 to $27.21	$29.27 to $29.75
2008		9	$27.58 to $27.72	$26.93 to $27.21
2007	(j)	0.2	$25.00	$27.58 to $27.72

TIAA-CREF International Equity Fund Sub-Account
2013		8,675	$22.26 to $23.06	$27.40 to $28.57
2012		6,979	$17.08 to $17.58	$22.26 to $23.06
2011		5,603	$22.51 to $23.01	$17.08 to $17.58
2010		4,310	$18.90 to $19.21	$22.51 to $23.01
2009		2,729	$14.43 to $14.59	$18.90 to $19.21
2008		1,461	$28.84 to $28.98	$14.43 to $14.59
2007	(j)	901	$25.00	$28.84 to $28.98

56	Prospectus ■ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF International Equity Index Fund Sub-Account
2013		8,484	$22.53 to $23.48	$27.36 to $28.43
2012		6,816	$19.00 to $19.87	$22.53 to $23.48
2011		4,444	$21.72 to $21.94	$19.00 to $19.87
2010		3,305	$20.27 to $20.42	$21.72 to $21.94
2009		2,119	$15.72 to $15.79	$20.27 to $20.42
2008		948	$27.23 to $27.37	$15.72 to $15.79
2007	(j)	304	$25.00	$27.23 to $27.37

TIAA-CREF Large-Cap Growth Fund Sub-Account
2013		919	$30.64 to $31.73	$42.51 to $44.32
2012		747	$26.39 to $27.16	$30.64 to $31.73
2011		585	$26.16 to $26.75	$26.39 to $27.16
2010		365	$23.30 to $23.67	$26.16 to $26.75
2009		202	$17.39 to $17.58	$23.30 to $23.67
2008		26	$29.72 to $29.87	$17.39 to $17.58
2007	(j)	8	$25.00	$29.72 to $29.87

TIAA-CREF Large-Cap Growth Index Fund Sub-Account
2013		1,764	$26.70 to $31.33	$35.33 to $41.73
2012		1,143	$23.35 to $27.22	$26.70 to $31.33
2011		906	$26.29 to $26.56	$23.35 to $27.22
2010		846	$22.67 to $22.83	$26.29 to $26.56
2009		696	$16.60 to $16.68	$22.67 to $22.83
2008		511	$27.03 to $27.17	$16.60 to $16.68
2007	(j)	144	$25.00	$27.03 to $27.17

TIAA-CREF Large-Cap Value Fund Sub-Account
2013		10,193	$24.68 to $25.56	$32.93 to $34.33
2012		6,556	$20.77 to $21.38	$24.68 to $25.56
2011		4,750	$22.19 to $22.69	$20.77 to $21.38
2010		3,490	$18.92 to $19.23	$22.19 to $22.69
2009		1,623	$14.57 to $14.72	$18.92 to $19.23
2008		572	$24.41 to $24.54	$14.57 to $14.72
2007	(j)	186	$25.00	$24.41 to $24.54

TIAA Access ■ Prospectus	57

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF Large-Cap Value Index Fund Sub-Account
2013		2,610	$24.64 to $26.67	$32.46 to $35.03
2012		1,823	$21.09 to $22.89	$24.64 to $26.67
2011		1,238	$21.12 to $21.34	$21.09 to $22.89
2010		974	$18.39 to $18.52	$21.12 to $21.34
2009		777	$15.43 to $15.50	$18.39 to $18.52
2008		468	$24.47 to $24.60	$15.43 to $15.50
2007	(j)	71	$25.00	$24.47 to $24.60

TIAA-CREF Lifecycle Retirement Income Fund Sub-Account
2013		653	$29.92 to $30.78	$32.62 to $33.78
2012		528	$27.03 to $27.63	$29.92 to $30.78
2011		400	$26.50 to $26.91	$27.03 to $27.63
2010		213	$24.13 to $24.35	$26.50 to $26.91
2009		62	$20.90 to $20.98	$24.13 to $24.35
2008	(l)	1	$25.00	$20.90 to $20.98

TIAA-CREF Lifecycle 2010 Fund Sub-Account
2013		2,040	$30.40 to $31.49	$33.80 to $35.24
2012		1,779	$27.19 to $27.98	$30.40 to $31.49
2011		1,403	$26.94 to $27.54	$27.19 to $27.98
2010		1,179	$24.27 to $24.67	$26.94 to $27.54
2009		835	$20.46 to $20.68	$24.27 to $24.67
2008		479	$26.90 to $27.04	$20.46 to $20.68
2007	(j)	222	$25.00	$26.90 to $27.04

TIAA-CREF Lifecycle 2015 Fund Sub-Account
2013		3,582	$29.71 to $30.78	$33.61 to $35.04
2012		2,819	$26.38 to $27.15	$29.71 to $30.78
2011		2,190	$26.39 to $26.98	$26.38 to $27.15
2010		1,480	$23.60 to $23.98	$26.39 to $26.98
2009		965	$19.56 to $19.77	$23.60 to $23.98
2008		371	$26.92 to $27.06	$19.56 to $19.77
2007	(j)	187	$25.00	$26.92 to $27.06

58	Prospectus ■ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF Lifecycle 2020 Fund Sub-Account
2013		5,233	$28.88 to $29.91	$33.39 to $34.81
2012		3,733	$25.38 to $26.12	$28.88 to $29.91
2011		2,503	$25.65 to $26.22	$25.38 to $26.12
2010		1,523	$22.78 to $23.15	$25.65 to $26.22
2009		910	$18.61 to $18.81	$22.78 to $23.15
2008		353	$26.83 to $26.96	$18.61 to $18.81
2007	(j)	86	$25.00	$26.83 to $26.96

TIAA-CREF Lifecycle 2025 Fund Sub-Account
2013		5,101	$28.09 to $29.10	$33.27 to $34.69
2012		3,847	$24.48 to $25.20	$28.09 to $29.10
2011		2,546	$24.99 to $25.55	$24.48 to $25.20
2010		1,600	$22.10 to $22.45	$24.99 to $25.55
2009		1,004	$17.76 to $17.94	$22.10 to $22.45
2008		317	$26.82 to $26.96	$17.76 to $17.94
2007	(j)	102	$25.00	$26.82 to $26.96

TIAA-CREF Lifecycle 2030 Fund Sub-Account
2013		4,849	$27.26 to $28.24	$33.03 to $34.44
2012		3,757	$23.57 to $24.26	$27.26 to $28.24
2011		2,598	$24.32 to $24.86	$23.57 to $24.26
2010		1,633	$21.36 to $21.70	$24.32 to $24.86
2009		897	$16.95 to $17.13	$21.36 to $21.70
2008		327	$26.85 to $26.98	$16.95 to $17.13
2007	(j)	73	$25.00	$26.85 to $26.98

TIAA-CREF Lifecycle 2035 Fund Sub-Account
2013		4,842	$26.96 to $27.92	$33.38 to $34.80
2012		3,629	$23.15 to $23.82	$26.96 to $27.92
2011		2,450	$24.14 to $24.68	$23.15 to $23.82
2010		1,508	$21.10 to $21.45	$24.14 to $24.68
2009		836	$16.53 to $16.71	$21.10 to $21.45
2008		285	$26.89 to $27.02	$16.53 to $16.71
2007	(j)	50	$25.00	$26.89 to $27.02

TIAA Access ■ Prospectus	59

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF Lifecycle 2040 Fund Sub-Account
2013		5,921	$27.09 to $28.06	$33.97 to $35.42
2012		4,564	$23.23 to $23.90	$27.09 to $28.06
2011		3,193	$24.27 to $24.82	$23.23 to $23.90
2010		2,106	$21.19 to $21.53	$24.27 to $24.82
2009		1,237	$16.60 to $16.77	$21.19 to $21.53
2008		421	$26.95 to $27.08	$16.60 to $16.77
2007	(j)	98	$25.00	$26.95 to $27.08

TIAA-CREF Lifecycle 2045 Fund Sub-Account
2013		2,745	$26.21 to $26.96	$32.84 to $34.01
2012		1,801	$22.46 to $22.96	$26.21 to $26.96
2011		971	$23.48 to $23.85	$22.46 to $22.96
2010		367	$20.51 to $20.70	$23.48 to $23.85
2009		106	$16.07 to $16.13	$20.51 to $20.70
2008	(l)	2	$25.00	$16.07 to $16.13

TIAA-CREF Lifecycle 2050 Fund Sub-Account
2013		2,001	$25.93 to $26.68	$32.49 to $33.64
2012		1,220	$22.23 to $22.72	$25.93 to $26.68
2011		626	$23.22 to $23.58	$22.23 to $22.72
2010		245	$20.30 to $20.48	$23.22 to $23.58
2009		80	$15.93 to $15.99	$20.30 to $20.48
2008	(l)	1	$25.00	$15.93 to $15.99

TIAA-CREF Lifecycle 2055 Fund Sub-Account
2013		8	$25.99 to $26.05	$32.57 to $32.92
2012	(m)	0.5	$24.64	$25.99 to $26.05

TIAA-CREF Mid-Cap Growth Fund Sub-Account
2013		3,457	$31.13 to $32.25	$42.27 to $44.07
2012		2,959	$26.59 to $27.37	$31.13 to $32.25
2011		2,707	$28.27 to $28.91	$26.59 to $27.37
2010		2,332	$22.17 to $22.53	$28.27 to $28.91
2009		1,346	$15.21 to $15.37	$22.17 to $22.53
2008		290	$28.51 to $28.65	$15.21 to $15.37
2007	(j)	133	$25.00	$28.51 to $28.65

60	Prospectus ■ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF Mid-Cap Value Fund Sub-Account
2013		10,547	$27.90 to $28.90	$36.71 to $38.28
2012		9,067	$24.11 to $24.81	$27.90 to $28.90
2011		7,560	$24.83 to $25.39	$24.11 to $24.81
2010		5,860	$20.65 to $20.98	$24.83 to $25.39
2009		3,526	$15.14 to $15.31	$20.65 to $20.98
2008		1,517	$25.69 to $25.82	$15.14 to $15.31
2007	(j)	328	$25.00	$25.69 to $25.82

TIAA-CREF Money Market Fund Sub-Account
2013		263	$25.93 to $26.86	$25.74 to $26.84
2012		151	$26.12 to $26.88	$25.93 to $26.86
2011		132	$26.30 to $26.89	$26.12 to $26.88
2010		88	$26.48 to $26.90	$26.30 to $26.89
2009		66	$26.55 to $26.83	$26.48 to $26.90
2008		48	$26.02 to $26.15	$26.55 to $26.83
2007	(j)	0.2	$25.00	$26.02 to $26.15

TIAA-CREF Real Estate Securities Fund Sub-Account
2013		2,277	$23.41 to $24.25	$23.63 to $24.64
2012		1,803	$19.73 to $20.31	$23.41 to $24.25
2011		1,228	$18.59 to $19.00	$19.73 to $20.31
2010		800	$14.29 to $14.52	$18.59 to $19.00
2009		290	$11.55 to $11.67	$14.29 to $14.52
2008		36	$18.95 to $19.05	$11.55 to $11.67
2007	(j)	3	$25.00	$18.95 to $19.05

TIAA-CREF S&P 500 Index Fund Sub-Account
2013		2,491	$26.84 to $27.87	$35.23 to $36.81
2012		1,817	$23.32 to $24.06	$26.84 to $27.87
2011		1,132	$23.37 to $23.61	$23.32 to $24.06
2010		979	$20.43 to $20.58	$23.37 to $23.61
2009		860	$16.23 to $16.31	$20.43 to $20.58
2008		478	$25.78 to $25.91	$16.23 to $16.31
2007	(j)	103	$25.00	$25.78 to $25.91

TIAA Access ■ Prospectus	61

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF Short-Term Bond Fund Sub-Account
2013		400	$26.00 to $31.49	$25.89 to $31.57
2012		358	$25.25 to $30.39	$26.00 to $31.49
2011		337	$29.34 to $29.65	$25.25 to $30.39
2010		260	$28.13 to $28.34	$29.34 to $29.65
2009		154	$26.73 to $26.86	$28.13 to $28.34
2008		79	$26.12 to $26.25	$26.73 to $26.86
2007	(j)	47	$25.00	$26.12 to $26.25

TIAA-CREF Small-Cap Blend Index Fund Sub-Account
2013		5,637	$27.67 to $28.66	$38.17 to $39.79
2012		3,445	$23.91 to $24.60	$27.67 to $28.66
2011		2,658	$25.12 to $25.69	$23.91 to $24.60
2010		2,577	$19.97 to $20.29	$25.12 to $25.69
2009		1,575	$15.86 to $16.03	$19.97 to $20.29
2008		20	$24.06 to $24.18	$15.86 to $16.03
2007	(j)	3	$25.00	$24.06 to $24.18

TIAA-CREF Small-Cap Equity Fund Sub-Account
2013		3,859	$26.27 to $27.22	$36.51 to $38.06
2012		3,401	$23.21 to $23.88	$26.27 to $27.22
2011		2,779	$24.33 to $24.88	$23.21 to $23.88
2010		1,771	$19.23 to $19.54	$24.33 to $24.88
2009		772	$15.26 to $15.43	$19.23 to $19.54
2008		413	$22.88 to $22.99	$15.26 to $15.43
2007	(j)	91	$25.00	$22.88 to $22.99

TIAA-CREF Social Choice Equity Fund Sub-Account
2013		1,192	$27.10 to $28.07	$36.13 to $37.67
2012		807	$23.94 to $24.64	$27.10 to $28.07
2011		707	$24.13 to $24.68	$23.94 to $24.64
2010		578	$20.98 to $21.32	$24.13 to $24.68
2009		345	$15.97 to $16.14	$20.98 to $21.32
2008		131	$25.21 to $25.33	$15.97 to $16.14
2007	(j)	30	$25.00	$25.21 to $25.33

62	Prospectus ■ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest		Accumulation Unit Value, End of Period Lowest to Highest
American Funds EuroPacific Growth Fund (Class R-5) Sub-Account
2013		3,634	$26.58 to $27.70		$31.80 to $33.35
2012		2,167	$22.86 to $23.19		$26.58 to $27.70
2011		1,980	$26.50 to $26.78		$22.86 to $23.19
2010		1,776	$24.27 to $24.45		$26.50 to $26.78
2009		1,349	$17.47 to $17.56		$24.27 to $24.45
2008		671	$29.44 to $29.51		$17.47 to $17.56
2007	(n)	0.1	$27.31 to $27.34	(i)	$29.44 to $29.51	(h)

American Funds Washington Mutual Investors Fund (Class R-5) Sub-Account
2013		1,188	$25.72 to $27.88		$33.77 to $36.84
2012		998	$24.40 to $24.74		$25.72 to $27.88
2011		552	$22.84 to $23.08		$24.40 to $24.74
2010		219	$20.19 to $20.34		$22.84 to $23.08
2009		179	$16.99 to $17.07		$20.19 to $20.34
2008		46	$25.47 to $25.52		$16.99 to $17.07
2007	(n)	0.1	$26.29 to $26.33	(i)	$25.47 to $25.52	(g)

DFA Emerging Markets Portfolio (Institutional Class) Sub-Account
2013		172	$23.05 to $23.30		$22.16 to $22.55
2012		143	$19.49 to $19.57		$23.05 to $23.30
2011	(k)	50	$25.00		$19.49 to $19.57

Dodge & Cox International Stock Fund Sub-Account
2013		291	$23.11 to $23.36		$28.97 to $29.48
2012		181	$19.24 to $19.32		$23.11 to $23.36
2011	(k)	8	$25.00		$19.24 to $19.32

T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account
2013		952	$26.54 to $32.37		$38.05 to $46.71
2012		811	$22.75 to $27.56		$26.54 to $32.37
2011		567	$27.69 to $27.98		$22.75 to $27.56
2010		489	$23.92 to $24.10		$27.69 to $27.98
2009		516	$15.67 to $15.74		$23.92 to $24.10
2008		150	$26.55 to $26.68		$15.67 to $15.74
2007	(j)	68	$25.00		$26.55 to $26.68

Vanguard Emerging Markets Stock Index Fund (Signal Shares) Sub-Account
2013		176	$22.66 to $22.91		$21.37 to $21.74
2012		99	$19.22 to $19.31		$22.66 to $22.91
2011	(k)	7	$25.00		$19.22 to $19.31

TIAA Access ■ Prospectus	63

Separate account condensed financial information TIAA Access	(concluded)

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
Vanguard Explorer Fund (Investor Shares) Sub-Account
2013		239	$24.82 to $25.09	$35.57 to $36.19
2012		178	$21.77 to $21.86	$24.82 to $25.09
2011	(k)	59	$25.00	$21.77 to $21.86

Vanguard Intermediate-Term Treasury Fund (Investor Shares) Sub-Account
2013		26	$27.46 to $27.76	$26.42 to $26.88
2012		34	$26.95 to $27.07	$27.46 to $27.76
2011	(k)	24	$25.00	$26.95 to $27.07

Vanguard Selected Value Fund (Investor Shares) Sub-Account
2013		1,566	$26.19 to $26.47	$36.92 to $37.57
2012		204	$22.90 to $22.99	$26.19 to $26.47
2011	(k)	8	$25.00	$22.90 to $22.99

Vanguard Small-Cap Value Index Fund (Investor Shares) Sub-Account
2013		287	$25.82 to $26.11	$34.96 to $35.58
2012		186	$21.95 to $22.04	$25.82 to $26.11
2011	(k)	35	$25.00	$21.95 to $22.04

Vanguard Wellington Fund (Investor Shares) Sub-Account
2013		897	$26.94 to $27.24	$32.00 to $32.56
2012		500	$24.11 to $24.22	$26.94 to $27.24
2011	(k)	51	$25.00	$24.11 to $24.22

Western Asset Core Plus Bond Fund (Class I) Sub-Account
2013		1,259	$27.80 to $37.56	$27.30 to $37.13
2012		1,239	$25.83 to $34.68	$27.80 to $37.56
2011		930	$32.19 to $32.53	$25.83 to $34.68
2010		645	$28.88 to $29.09	$32.19 to $32.53
2009		393	$23.02 to $23.13	$28.88 to $29.09
2008		168	$25.51 to $25.64	$23.02 to $23.13
2007	(j)	53	$25.00	$25.51 to $25.64

(g)	The Accumulation Unit Value changed from $25.40 to $25.52.
(h)	The Accumulation Unit Value changed from $29.36 to $29.51.
(i)	The Accumulation Unit Value changed from $25.00.
(j)	Sub-Account commenced operations February 1, 2007.
(k)	Sub-Account commenced operations May 1, 2011.
(l)	Sub-Account commenced operations May 1, 2008.
(m)	Sub-Account commenced operations August 10, 2012.
(n)	Sub-Account commenced operations August 8, 2007.

64	Prospectus ■ TIAA Access

PROSPECTUS — LEVEL 4

MAY 1, 2014

TIAA Access

Individual and group variable annuity contracts funded through TIAA Separate Account VA-3 of Teachers Insurance and Annuity Association of America

This prospectus describes TIAA Access individual and group variable annuity contracts funded through the TIAA Separate Account VA-3 (the “separate account”). Before you invest, please read this prospectus carefully, along with the accompanying prospectuses for the funds, and keep them for future reference.

The separate account is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA,” “we,” or “us”). The separate account provides individual and group variable annuities for employees of colleges, universities, other educational and research organizations, and other governmental and nonprofit institutions. Its main purpose is to invest funds for your retirement based on your choice of investment accounts. You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. See “Receiving Annuity Income” for other annuitization options.

More information about the separate account is on file with the Securities and Exchange Commission (“SEC”) in a Statement of Additional Information (“SAI”), dated May 1, 2014. You can request this document by writing us at our home office located at 730 Third Avenue, New York, New York 10017-3206 (attention: TIAA-CREF Imaging Services), or by calling 877 518-9161. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus; that means it is legally part of the prospectus. The SAI’s table of contents is at the end of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI and material incorporated by reference into this prospectus and other information regarding the separate account.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may allocate premiums to investment accounts of the separate account, and each investment account, in turn, invests in one of the following mutual funds:

The Institutional Class of the following TIAA-CREF Funds:

■TIAA-CREF Bond Fund	•Lifecycle Retirement Income Fund
■TIAA-CREF Bond Index Fund	•Lifecycle 2010 Fund
■TIAA-CREF Bond Plus Fund	•Lifecycle 2015 Fund
■TIAA-CREF Emerging Markets Equity Fund	•Lifecycle 2020 Fund
■TIAA-CREF Emerging Markets Equity Index Fund	•Lifecycle 2025 Fund
■TIAA-CREF Equity Index Fund	•Lifecycle 2030 Fund
■TIAA-CREF Growth & Income Fund	•Lifecycle 2035 Fund
■TIAA-CREF High-Yield Fund	•Lifecycle 2040 Fund
■TIAA-CREF Inflation-Linked Bond Fund	•Lifecycle 2045 Fund
■TIAA-CREF International Equity Fund	•Lifecycle 2050 Fund
■TIAA-CREF International Equity Index Fund	•Lifecycle 2055 Fund
■TIAA-CREF Large-Cap Growth Fund	■TIAA-CREF Mid-Cap Growth Fund
■TIAA-CREF Large-Cap Growth Index Fund	■TIAA-CREF Mid-Cap Value Fund
■TIAA-CREF Large-Cap Value Fund	■TIAA-CREF Money Market Fund
■TIAA-CREF Large-Cap Value Index Fund	■TIAA-CREF Real Estate Securities Fund
■TIAA-CREF Lifecycle Funds	■TIAA-CREF S&P 500 Index Fund
■TIAA-CREF Short-Term Bond Fund
■TIAA-CREF Small-Cap Blend Index Fund
■TIAA-CREF Small-Cap Equity Fund
■TIAA-CREF Social Choice Equity Fund

(list of Funds is continued on page 2)

The following non-TIAA-CREF Funds:
■American Funds EuroPacific Growth Fund (Class R-5)	■Vanguard® Intermediate-Term Treasury Fund (Investor Shares)
■American Funds Washington Mutual Investors Fund (Class R-5)	■Vanguard® Selected Value Fund (Investor Shares)
■DFA Emerging Markets Portfolio (Institutional Class)	■Vanguard® Small-Cap Value Index Fund (Investor Shares)
■Dodge & Cox International Stock Fund	■Vanguard® Wellington Fund (Investor Shares)
■T. Rowe Price® Institutional Large-Cap Growth Fund	■Western Asset Core Plus Bond Fund (Class I)
■Vanguard® Emerging Markets Stock Index Fund (Signal Shares)*	* It is anticipated that all outstanding Signal Shares will be automatically converted to Admiral Shares in October 2014, at which time Signal shares will no longer be available.
■Vanguard® Explorer Fund (Investor Shares)

You may allocate your premiums among the investment accounts and certain other investment options, under the terms of the contract, and as permitted under the terms of your employer’s plan and this prospectus. See “Starting Out.”

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

Many of the underlying mutual funds available for investment by the investment accounts under these contracts are also available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay contract or separate account charges, but you also may not have annuity options available. Because of these additional contract and separate account charges, you should refer only to return information regarding the funds available through TIAA or your employer relating to your contract, rather than to information that may be available through alternate sources.

TIAA offers the following contracts in connection with certain types of retirement plans:

■	RA (Retirement Annuity)

■	GRA (Group Retirement Annuity)

■	SRA (Supplemental Retirement Annuity)

■	GSRA (Group Supplemental Retirement Annuity)

■	Retirement Choice and Retirement Choice Plus Annuity

■	GA (Group Annuity) and Institutionally Owned GSRAs

You or your employer can purchase these contracts in connection with tax-qualified pension plans under Internal Revenue Code (“IRC”) sections 401(a)/403(a) (including 401(k) plans), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including annuity income), before you purchase the contract in a tax-qualified plan. TIAA is not making any representation regarding the tax qualification status of any plan.

As with all variable annuities, your accumulation will increase or decrease depending on the investment performance over time of the underlying funds in the investment accounts of the separate account that you select. We do not guarantee the investment performance of the separate account or the funds, and you bear the entire investment risk.

An investment in the contract is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

This prospectus describes the TIAA Access annuity. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

Special terms

Throughout the prospectus, “TIAA,” “we,” “us,” and “our” refer to Teachers Insurance and Annuity Association of America. “You” and “your” mean any contractowner or any prospective contractowner. In certain instances, in accordance with the terms of your employer plan, your employer may exercise or limit certain rights under your contract or certificate.

The terms and phrases below are defined so you will know how we use them. To understand some definitions, you may have to refer to other defined terms.

Accumulation   The total value of your accumulation units under the contract.

Accumulation Period  The period during which investment account accumulations are held under a contract prior to their being annuitized or otherwise paid out.

Accumulation Unit  A share of participation in an investment account for someone in the accumulation period. An investment account has its own accumulation unit value, which changes each valuation day.

Annuitant   The natural person whose life is used in determining the annuity payments to be received. You are the annuitant under the contract.

Annuity Partner  The person you name, if you choose to receive income under a two-life annuity, to receive an income for life if he or she survives you.

Annuity Unit  A measure used to calculate the amount of annuity payments. Each investment account from which you can annuitize has its own annuity unit value.

Beneficiary  Any person or institution named to receive benefits if you die during the accumulation period or if you (and your annuity partner, if you have one) die before the end of any guaranteed period.

Business Day  Any day the NYSE is open for trading. A business day ends at 4 p.m. Eastern Time or when trading closes on the NYSE, if earlier.

Calendar Day  Any day of the year. Calendar days end at the same time as business days.

Commuted Value  The present value of annuity payments due under an income option or method of payment not based on life contingencies.

Companion CREF Certificate  A companion certificate that was issued to you when you received your contract, or if not then, on the later date that you first participated in CREF, if applicable.

Contract   The individual and group variable annuity contracts described in this prospectus under the section “The Annuity Contracts,” including your certificate and any endorsements under the contract.

4	Prospectus ■ TIAA Access

CREF  The College Retirement Equities Fund, a companion organization to TIAA. CREF is described in a separate prospectus that you may obtain by calling 877 518-9161.

Fund  An investment company that is registered with the SEC in which an investment account invests. The funds are listed on the front page of this prospectus.

Guaranteed Period  The period during which annuity payments remaining due after your death and the death of your annuity partner, if any, will continue to be paid to the payee named to receive them.

Income Change Method  How you choose to have your annuity payments revalued. Under the annual income change method, your annuity payments are revalued once each year. Under the monthly income change method, your annuity payments are revalued every month.

Income Option  Any of the ways you can receive your annuity income. It is also referred to as an “annuity option.”

Investment Account  A subaccount of the separate account which invests its assets exclusively in a corresponding fund. This term does not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and the CREF accounts.

NYSE  New York Stock Exchange.

Participant  Any person who owns a TIAA contract entitling them to participate in TIAA Access. Sometimes an employer can be a participant.

TIAA-CREF Funds (Equity Funds)  TIAA-CREF Emerging Markets Equity Fund, TIAA-CREF Emerging Markets Equity Index Fund, TIAA-CREF Equity Index Fund, TIAA-CREF Growth & Income Fund, TIAA-CREF International Equity Fund, TIAA-CREF International Equity Index Fund, TIAA-CREF Large-Cap Growth Fund, TIAA-CREF Large-Cap Growth Index Fund, TIAA-CREF Large-Cap Value Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap Value Fund, TIAA-CREF S&P 500 Index Fund, TIAA-CREF Small-Cap Blend Index Fund, TIAA-CREF Small-Cap Equity Fund, and TIAA-CREF Social Choice Equity Fund.

TIAA-CREF Funds (Fixed-Income Funds)  TIAA-CREF Bond Fund, TIAA-CREF Bond Index Fund, TIAA-CREF Bond Plus Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF Money Market Fund, and TIAA-CREF Short-Term Bond Fund.

TIAA Real Estate Account  The assets and liabilities of the Real Estate Account are segregated from the assets and liabilities of the general account and any other TIAA separate account. The Real Estate Account is described in a separate prospectus that you may obtain by calling 877 518-9161.

TIAA Access ■ Prospectus	5

TIAA Traditional Annuity  The guaranteed annuity benefits under your contract. Amounts allocated to the traditional annuity under your contract buy a guaranteed minimum of lifetime income for you, in accordance with the applicable rate schedule or rate schedules.

Valuation Day  Any business day.

Summary

Read this summary together with the detailed information you will find in the rest of the prospectus.

What is this product?

It is a variable annuity that allows investors to accumulate funds for retirement or other long-term investment purposes, and to receive future payment based on the amounts accumulated as lifetime income or through other payment options.

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

You may allocate premiums among investment accounts of the separate account that, in turn, invest in the funds listed below. You should consult your registered representative who may provide advice on the investment accounts, as not all of them may be suitable for long-term investment needs.

The Institutional Class of the following TIAA-CREF Funds:

•	TIAA-CREF Bond Fund

•	TIAA-CREF Bond Index Fund

•	TIAA-CREF Bond Plus Fund

•	TIAA-CREF Emerging Markets Equity Fund

•	TIAA-CREF Emerging Markets Equity Index Fund

•	TIAA-CREF Equity Index Fund

•	TIAA-CREF Growth & Income Fund

•	TIAA-CREF High-Yield Fund

•	TIAA-CREF Inflation-Linked Bond Fund

•	TIAA-CREF International Equity Fund

•	TIAA-CREF International Equity Index Fund

•	TIAA-CREF Large-Cap Growth Fund

•	TIAA-CREF Large-Cap Growth Index Fund

•	TIAA-CREF Large-Cap Value Fund

6	Prospectus ■ TIAA Access

•	TIAA-CREF Large-Cap Value Index Fund

•	TIAA-CREF Lifecycle Funds (Retirement Income Fund, 2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, and 2055 Fund)

•	TIAA-CREF Mid-Cap Growth Fund

•	TIAA-CREF Mid-Cap Value Fund

•	TIAA-CREF Money Market Fund

•	TIAA-CREF Real Estate Securities Fund

•	TIAA-CREF S&P 500 Index Fund

•	TIAA-CREF Short-Term Bond Fund

•	TIAA-CREF Small-Cap Blend Index Fund

•	TIAA-CREF Small-Cap Equity Fund

•	TIAA-CREF Social Choice Equity Fund

The following non-TIAA-CREF Funds:

•	American Funds EuroPacific Growth Fund (Class R-5)

•	American Funds Washington Mutual Investors Fund (Class R-5)

•	DFA Emerging Markets Portfolio (Institutional Class)

•	Dodge & Cox International Stock Fund

•	T. Rowe Price® Institutional Large-Cap Growth Fund

•	Vanguard Emerging Markets Stock Index Fund (Signal Shares)*

•	Vanguard Explorer Fund (Investor Shares)

•	Vanguard Intermediate-Term Treasury Fund (Investor Shares)

•	Vanguard Selected Value Fund (Investor Shares)

•	Vanguard Small-Cap Value Index Fund (Investor Shares)

•	Vanguard Wellington Fund (Investor Shares)

•	Western Asset Core Plus Bond Fund (Class I)

*	It is anticipated that all outstanding Signal Shares will be automatically converted to Admiral Shares in October 2014, at which time Signal Shares will no longer be available.

TIAA reserves the right to change the investment accounts available in the future.

You may also allocate your premiums under your contract to the TIAA Traditional Annuity and the TIAA Real Estate Account, if permitted by your employer’s plan. See “Starting Out.” As with all variable annuities, your accumulation in your contract can increase or decrease, depending on how well the funds underlying your selected investment accounts perform over time. TIAA doesn’t guarantee the investment performance of the funds or the investment accounts, and you bear the entire investment risk.

What expenses must I pay under the contract?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering your contract.

TIAA Access ■ Prospectus	7

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment accounts. State premium taxes may also be deducted.

CONTRACTOWNER TRANSACTION EXPENSES

	Maximum Contractual Fees	Current Fees
Sales load imposed on purchases (as a percentage of premiums)	None	None
Surrender charge (as a percentage of premiums or amount surrendered, as applicable)	None	None
Transfer fee*	None	None
Contract fee	None	None

*	We reserve the right to administer and collect purchase and redemption fees on behalf of any of the underlying funds that may impose them.

This next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES—ACCUMULATION EXPENSES

(as a percentage of average account value)

	Maximum Contractual Fees	Current Fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.70%
Total separate account annual charges	2.00%	0.75%

SEPARATE ACCOUNT ANNUAL EXPENSES—PAYOUT ANNUITY EXPENSES

(as a percentage of average account value)

	Maximum Contractual Fees	Current Fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.29%
Total separate account annual charges	2.00%	0.34%

The following table shows the total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The table shows the minimum and maximum total operating expenses of the funds for the most recently ended fiscal year.†

Each investment account of the separate account purchases shares of the corresponding funds at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the funds. The advisory fees and other expenses are not fixed or specified under the terms of your contract, and they may vary from year to year. These fees and expenses are described in more detail in each fund’s prospectus.

8	Prospectus ■ TIAA Access

RANGE OF TOTAL ANNUAL FUND OPERATING EXPENSES†

	Minimum Expenses	Maximum Expenses
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses‡	0.06%	0.98%
Net Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses—after any contractual waivers or reimbursements (the range of expiration dates for contractual waivers is July 31, 2014 to February 28, 2015)‡	0.06%	0.95%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2013; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2014; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2013; most recently ended fiscal year for the DFA Emerging Markets Portfolio, the Vanguard Emerging Markets Stock Index Fund, the Vanguard Explorer Fund, and the Vanguard Selected Value Fund is October 31, 2013; most recently ended fiscal year for the Vanguard Wellington Fund is November 30, 2013; most recently ended fiscal year for the Dodge & Cox International Stock Fund, the T. Rowe Price® Institutional Large-Cap Growth Fund, the Vanguard Small-Cap Value Index Fund, and the Western Asset Core Plus Bond Fund is December 31, 2013; most recently ended fiscal year for the Vanguard Intermediate-Term Treasury Fund is January 31, 2014; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2014 (the expenses reflected in the table are for the fiscal year ended March 31, 2013); and most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2014 (the expenses reflected in the table are for the fiscal year ended April 30, 2013). More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

‡	Including the expenses of any underlying funds in which the funds may invest.

The following table lists the annual expenses for each fund’s most recently ended or otherwise applicable fiscal year,† as a percentage of each fund’s average net assets. Expenses of the funds may be higher or lower in the future and could vary during a contract year because the funds have different fiscal year ends and certain fund information is not available as of the date of this prospectus. For the most current information concerning each fund’s fees and expenses, see the fund’s most current prospectus.

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses§4	Total Annual Fund Operating Expenses	Expense Reimburse- ments/ Waivers	Net Annual Fund Operating Expenses
The Institutional Class of the TIAA-CREF Bond Fund[1]	0.29%	—	0.03%	—	0.32%	—	0.32%
TIAA-CREF Bond Index Fund[1]	0.10%	—	0.04%	—	0.14%	0.01%	0.13%
TIAA-CREF Bond Plus Fund[1]	0.30%	—	0.04%	—	0.34%	—	0.34%
TIAA-CREF Emerging Markets Equity Fund[1,2]	0.85%	—	0.10%	—	0.95%	—	0.95%
TIAA-CREF Emerging Markets Equity Index Fund[1,2]	0.14%	—	0.15%	—	0.29%	0.04%	0.25%
TIAA-CREF Equity Index Fund[1]	0.04%	—	0.02%	0.01%	0.07%	—	0.07%
TIAA-CREF Growth & Income Fund[1]	0.43%	—	0.02%	—	0.45%	—	0.45%
TIAA-CREF High-Yield Fund[1,2]	0.35%	—	0.03%	—	0.38%	—	0.38%

TIAA Access ■ Prospectus	9

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses§4	Total Annual Fund Operating Expenses	Expense Reimburse- ments/ Waivers	Net Annual Fund Operating Expenses
TIAA-CREF Inflation-Linked Bond Fund[1]	0.25%	—	0.02%	—	0.27%	—	0.27%
TIAA-CREF International Equity Fund[1,2]	0.48%	—	0.03%	—	0.51%	—	0.51%
TIAA-CREF International Equity Index Fund[1,2]	0.04%	—	0.03%	—	0.07%	—	0.07%
TIAA-CREF Large-Cap Growth Fund[1]	0.44%	—	0.02%	—	0.46%	—	0.46%
TIAA-CREF Large-Cap Growth Index Fund[1]	0.04%	—	0.03%	—	0.07%	—	0.07%
TIAA-CREF Large-Cap Value Fund[1]	0.43%	—	0.02%	—	0.45%	—	0.45%
TIAA-CREF Large-Cap Value Index Fund[1]	0.04%	—	0.03%	—	0.07%	—	0.07%
TIAA-CREF Lifecycle Funds
• Lifecycle Retirement Income Fund[3]	0.10%	—	0.08%	0.38%	0.56%	0.18%	0.38%
• Lifecycle 2010 Fund[3]	0.10%	—	0.03%	0.40%	0.53%	0.13%	0.40%
• Lifecycle 2015 Fund[3]	0.10%	—	0.03%	0.41%	0.54%	0.13%	0.41%
• Lifecycle 2020 Fund[3]	0.10%	—	0.03%	0.42%	0.55%	0.13%	0.42%
• Lifecycle 2025 Fund[3]	0.10%	—	0.03%	0.44%	0.57%	0.13%	0.44%
• Lifecycle 2030 Fund[3]	0.10%	—	0.03%	0.45%	0.58%	0.13%	0.45%
• Lifecycle 2035 Fund[3]	0.10%	—	0.03%	0.47%	0.60%	0.13%	0.47%
• Lifecycle 2040 Fund[3]	0.10%	—	0.03%	0.47%	0.60%	0.13%	0.47%
• Lifecycle 2045 Fund[3]	0.10%	—	0.05%	0.47%	0.62%	0.15%	0.47%
• Lifecycle 2050 Fund[3]	0.10%	—	0.07%	0.47%	0.64%	0.17%	0.47%
• Lifecycle 2055 Fund[3]	0.10%	—	0.41%	0.47%	0.98%	0.51%	0.47%
TIAA-CREF Mid-Cap Growth Fund[1]	0.45%	—	0.02%	—	0.47%	—	0.47%
TIAA-CREF Mid-Cap Value Fund[1]	0.43%	—	0.02%	—	0.45%	—	0.45%
TIAA-CREF Money Market Fund[1]	0.10%	—	0.04%	—	0.14%	—	0.14%
TIAA-CREF Real Estate Securities Fund[1]	0.50%	—	0.03%	—	0.53%	—	0.53%
TIAA-CREF S&P 500 Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Short-Term Bond Fund[1]	0.25%	—	0.04%	—	0.29%	—	0.29%
TIAA-CREF Small-Cap Blend Index Fund[1,2]	0.04%	—	0.03%	0.09%	0.16%	—	0.16%
TIAA-CREF Small-Cap Equity Fund[1,2]	0.44%	—	0.03%	0.08%	0.55%	—	0.55%
TIAA-CREF Social Choice Equity Fund[1]	0.15%	—	0.03%	—	0.18%	—	0.18%
American Funds EuroPacific Growth Fund (Class R-5)	0.42%	—	0.13%	—	0.55%	—	0.55%
American Funds Washington Mutual Investors Fund (Class R-5)	0.24%	—	0.11%	—	0.35%	—	0.35%
DFA Emerging Markets Portfolio (Institutional Class)	0.50%	—	0.07%	—	0.57%	—	0.57%

10	Prospectus ■ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses§4	Total Annual Fund Operating Expenses	Expense Reimburse- ments/ Waivers	Net Annual Fund Operating Expenses
Dodge & Cox International Stock Fund	0.60%	—	0.04%	—	0.64%	—	0.64%
T. Rowe Price® Institutional Large-Cap Growth Fund	0.55%	—	0.01%	—	0.56%	—	0.56%
Vanguard Emerging Markets Stock Index Fund (Signal Shares)	0.07%	—	0.08%	—	0.15%	—	0.15%
Vanguard Explorer Fund (Investor Shares)	0.48%	—	0.03%	—	0.51%	—	0.51%
Vanguard Intermediate-Term Treasury Fund (Investor Shares)	0.16%	—	0.04%	—	0.20%	—	0.20%
Vanguard Selected Value Fund (Investor Shares)	0.42%	—	0.02%	—	0.44%	—	0.44%
Vanguard Small-Cap Value Index Fund (Investor Shares)	0.20%	—	0.04%	—	0.24%	—	0.24%
Vanguard Wellington Fund (Investor Shares)	0.24%	—	0.02%	—	0.26%	—	0.26%
Western Asset Core Plus Bond Fund (Class I)[5]	0.40%	—	0.11%	—	0.51%	—	0.51%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2013; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2014; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2013; most recently ended fiscal year for the DFA Emerging Markets Portfolio, the Vanguard Emerging Markets Stock Index Fund, the Vanguard Explorer Fund, and the Vanguard Selected Value Fund is October 31, 2013; most recently ended fiscal year for the Vanguard Wellington Fund is November 30, 2013; most recently ended fiscal year for the Dodge & Cox International Stock Fund, the T. Rowe Price® Institutional Large-Cap Growth Fund, the Vanguard Small-Cap Value Index Fund, and the Western Asset Core Plus Bond Fund is December 31, 2013; most recently ended fiscal year for the Vanguard Intermediate-Term Treasury Fund is January 31, 2014; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2014 (the expenses reflected in the table are for the fiscal year ended March 31, 2013); and most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2014 (the expenses reflected in the table are for the fiscal year ended April 30, 2013). More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

§

The Lifecycle Funds are “funds of funds” that invest substantially all of their respective assets in shares of various other underlying portfolios of the Institutional Class of the TIAA-CREF Funds. In addition, the TIAA-CREF Equity Index Fund, TIAA-CREF Small-Cap Blend Index Fund, and TIAA-CREF Small-Cap Equity Fund invest a small portion of their assets in shares of various other underlying portfolios. These funds have their own expenses and bear a portion of the operating expenses of the underlying portfolios in which they invest, including the Management Fee. The figures shown for Acquired Fund Fees and Expenses reflect the portion of the underlying portfolios’ expenses. Contractowners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the funds that invest in the underlying portfolios.

[1]

Under the TIAA-CREF Funds’ expense reimbursement arrangements, the Funds’ investment adviser, Teachers Advisors, Inc., has contractually agreed to reimburse the Funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed the following annual rates of average daily net assets: (A) 0.09% for Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund and Small-Cap Blend Index Fund; 0.15% for International Equity Index Fund; 0.22% for Social Choice

TIAA Access ■ Prospectus	11

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(concluded)

Equity Fund; 0.25% for Emerging Markets Equity Index Fund; 0.52% for Growth & Income Fund, Large-Cap
Growth Fund, Large-Cap Value Fund and Small-Cap Equity Fund; 0.55% for Mid-Cap Growth Fund and Mid-Cap Value Fund; 0.60% for International Equity Fund and 0.95% for Emerging Markets Equity Fund. These expense reimbursement arrangements will continue through at least February 28, 2015, unless changed with approval of the Board of Trustees; and (B) 0.13% for Bond Index Fund; 0.15% for Money Market Fund; 0.30% for Short-Term Bond Fund; 0.35% for Bond Fund, Bond Plus Fund and Inflation-Linked Bond Fund; 0.40% for High-Yield Fund and 0.57% for Real Estate Securities Fund. These expense reimbursement arrangements will continue through at least July 31, 2014, unless changed with approval of the Board of Trustees.

[2]

A fee (the “Redemption Fee”) applies and is payable to the indicated funds on shares of those funds that are redeemed or exchanged within 60 calendar days of the initial purchase date. The Redemption Fee is based on the total aggregate dollar amount of the redemption or exchange. The Redemption Fee may be waived in certain circumstances. However, investors should note that the redemption fee will not apply to transactions in TIAA-CREF Small-Cap Blend Index Fund and TIAA-CREF Small-Cap Equity Fund shares on or after May 5, 2014.

[3]

Teachers Advisors, Inc., the Lifecycle Funds’ investment adviser (“Advisors”), has contractually agreed to waive its 0.10% Management Fee on each fund through September 30, 2014. In addition, Advisors has contractually agreed to reimburse the funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.00% of average daily net assets for Institutional Class shares of the funds. These expense reimbursement arrangements will continue through at least September 30, 2014 unless changed with approval of the Board of Trustees.

[4]

“Acquired Fund Fees and Expenses” are the funds’ proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by fund shareholders. Instead, fund shareholders bear these expenses indirectly because they reduce fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the funds’ operating expenses here will not correlate with the expenses included in the Financial Highlights in the funds’ prospectuses and the funds’ most recent annual reports.

[5]

With respect to the Class I shares, the Fund may pay fees for record-keeping and similar services performed for the share class. As a result, the operating expenses of the share class may increase over time. If the fees are paid with respect to additional assets invested in the Class I shares, the expenses of the share class may increase.

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, separate account annual expenses, and annual fund operating expenses.

These Examples assume that you invest $10,000 in a contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum and minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ANNUAL EXPENSE DEDUCTIONS FROM NET ASSETS

	1 Year	3 Years	5 Years	10 Years
MAXIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$177	$549	$946	$2,054
MINIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$83	$260	$451	$1,005

12	Prospectus ■ TIAA Access

The examples should not be considered a representation of past or future expenses or annual rates of return of any fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples. For more information, see “Charges” below.

For Condensed Financial Information pertaining to each investment account, please see Appendix A to this prospectus.

How do I purchase a contract?

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. It is possible that the default option will not be an investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

Can I cancel my contract?

Generally, you may cancel any Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contract in accordance with the contract’s Right to Examine provision (unless we have begun making annuity payments from it) subject to the time period regulated by the state in which the contract is issued. To cancel a contract, mail or deliver the contract with your cancellation instructions (or signed Notice of Cancellation when such has been provided with your contract) to our home office. We will cancel the contract, then send either the current accumulation or the premium, depending on the state in which your contract was issued, to whomever originally submitted the premiums. Unless we are returning premiums paid as required by state law, you will bear the investment risk during this period.

TIAA Access ■ Prospectus	13

Can I transfer among the investment accounts or make cash withdrawals from the contract?

Yes, you may transfer among investment accounts and make cash withdrawals from your contract. Transfers from the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan must generally be at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. In the future, we may eliminate these minimum transaction levels. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contract owners. These transactions may be limited by the terms of your employer’s plan, or by current tax law, or by the terms of your contract.

Cash withdrawals may be taxed and you may have to pay a tax penalty if you take a cash withdrawal before age 59 1/2.

What are my options for receiving annuity payments under the contract?

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877 518-9161.) Participants in any other investment accounts who wish to elect annuity income can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Such variable annuity payments will increase or decrease, depending on how well the funds underlying the investment accounts perform over time. Your payments will also change depending on the income change method you choose, i.e., whether you choose to have your payments revalued monthly or annually.

What death benefits are available under the contract?

If you die before receiving annuity payments, your beneficiary can receive a death benefit. The death benefit equals the accumulation under the contract. For details, see “Death Benefits.”

14	Prospectus ■ TIAA Access

Teachers Insurance and Annuity Association of America

TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Overseers, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA offers traditional annuities, which guarantee principal and a specified interest rate while providing the opportunity for additional amounts and variable annuities such as the TIAA Real Estate Account (described in a separate prospectus) and TIAA Access (described in this prospectus). TIAA also offers life insurance.

TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF, serving approximately 4.0 million people and approximately 15,000 institutions as of December 31, 2013, form the principal retirement system for the nation’s education and research communities and form one of the largest pension systems in the U.S., based on assets under management. As of December 31, 2013, TIAA’s total statutory admitted assets were approximately $250 billion; the combined assets for TIAA, CREF and other entities within the TIAA-CREF organization (including TIAA-sponsored mutual funds) totaled approximately $564 billion. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF products.

The separate account

TIAA Separate Account VA-3 was established as of May 17, 2006 as a separate investment account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The separate account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The separate account is designed to fund individual and group variable contracts in retirement plans. As part of TIAA, the separate account is also subject to regulation by the New York State Department of Financial Services (“NYSDFS”) and the insurance departments of some other jurisdictions in which the contracts are offered (see the SAI).

Although TIAA owns the assets of the separate account and the obligations under the contract are obligations of TIAA, the contract states that the separate account’s income, investment gains, and investment losses are credited to or charged against the assets of the separate account without regard to TIAA’s other income, gains, or losses. Under New York law, we cannot charge the separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.

When the contracts are purchased through qualified plans, earnings on accumulation in the separate account are not taxed until withdrawn or paid as annuity income (see “Taxes,” below).

TIAA Access ■ Prospectus	15

Adding, closing, or substituting portfolios

The separate account currently consists of 47 investment accounts. We may, subject to any applicable law, make certain changes to the separate account and investment accounts offered in your contract. We may offer new investment accounts or stop offering existing investment accounts subject to the requirements of applicable law and your employer’s plan. New investment accounts may be made available to existing contractowners and investment accounts may be closed to new or subsequent premium payments, transfers or allocations. In addition, we may also liquidate the shares held by any investment account, substitute the shares of one fund held by an investment account for another and/or merge investment accounts or cooperate in a merger of funds, including transferring contract values out of merging investment accounts into acquiring investment accounts. A substituted fund may have different fees and expenses. To the extent required by applicable law, we may be required to obtain approval from the SEC, your employer or you. In the event that a fund or investment account is no longer available, amounts invested in such investment account may be moved to the investment account designated by your employer under the terms of your employer’s plan. You may be given the opportunity, under the terms of your employer’s plan, to instruct us as to where to invest your assets.

Changes to the contract

We can also make any changes to the separate account or to the contract required by applicable insurance law, the IRC, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYSDFS and SEC approval, as required. The separate account can (i) operate under the 1940 Act as a unit investment trust that invests in another investment company or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer required, or (iii) combine with other separate accounts. As permitted by law, TIAA can transfer the separate account assets to another separate account or investment accounts of TIAA or another insurance company or transfer the contract to another insurance company.

Votin g rights

The separate account is the legal owner of the shares of the funds offered through your contract. It therefore has the right to vote its shares at any meeting of the funds’ shareholders. When shareholder meetings are held, we will give the contractowner the right to instruct us how to vote shares of the funds attributable to their contracts. If we don’t receive timely instructions, shares will be voted by TIAA in the same proportion as the voting instructions received on outstanding contracts with allocations to investment accounts invested in the applicable funds. Please note that the effect of proportional voting is that a small number of contractowners may control the outcome of a vote. The number of fund shares attributable to a contractowner is determined by dividing the contractowner’s interest in the applicable investment account by the net asset value per share of the underlying fund.

16	Prospectus ■ TIAA Access

Your investment options

The separate account is designed to invest in the funds described below. You can lose money by investing in any of the investment accounts, and the underlying funds could underperform other investments. You should consult your registered representative who may provide advice on the investment accounts offered, as not all of them may be suitable for your investment needs.

Many of the underlying funds offered through the separate account are also available for direct purchase outside of an annuity or life insurance contract.

Although the investment objectives and policies of certain funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain funds available through the contract have names similar to funds not available through the contract. The performance of a fund not available through the contract does not indicate performance of a similarly named fund available through the contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Certain funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pay fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

Investment objectives of underlying funds

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan.

You should consider the investment objectives, risks, and charges and expenses of the funds carefully before investing. This and other information, including a description of risks involved in investing in the funds, is found in the funds’ prospectuses and statements of additional information. Investors can call 877 518-9161 to obtain a fund’s prospectus and statement of additional information. You should read the funds’ prospectuses carefully before investing in the funds.

Below is a description of each fund’s investment objective, as well as additional information about certain funds, as applicable. The funds may not achieve their stated objectives.

TIAA Access ■ Prospectus	17

The separate account will hold shares in the following funds:

The Institutional Class of the following TIAA-CREF Funds:

TIAA-CREF Bond Fund

The Fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade fixed-income securities.

TIAA-CREF Bond Index Fund

The Fund seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities that is designed to produce a return that corresponds with the total return of the U.S. investment-grade bond market based on a broad bond index. The Fund primarily invests its assets in bonds selected to track the Barclays Capital U.S. Aggregate Bond Index.

TIAA-CREF Bond Plus Fund

The Fund seeks a favorable long-term total return, primarily through high current income consistent with preserving capital.

TIAA-CREF Emerging Markets Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments.

TIAA-CREF Emerging Markets Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments based on a market index. The Fund primarily invests its assets in securities selected to track the MSCI® Emerging Markets Index.

TIAA-CREF Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index. The Fund primarily invests its assets in securities selected to track the Russell 3000® Index.

TIAA-CREF Growth & Income Fund

The Fund seeks a favorable long-term total return, through both capital appreciation and investment income, primarily from income-producing equity securities.

TIAA-CREF High-Yield Fund

The Fund seeks high current income and, when consistent with its primary objective, capital appreciation.

18	Prospectus ■ TIAA Access

TIAA-CREF Inflation-Linked Bond Fund

The Fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.

TIAA-CREF International Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

TIAA-CREF International Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index. The Fund primarily invests its assets in securities selected to track the MSCI EAFE® Index.

TIAA-CREF Large-Cap Growth Fund

The Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

TIAA-CREF Large-Cap Growth Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index. The Fund primarily invests its assets in securities selected to track the Russell 1000® Growth Index.

TIAA-CREF Large-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

TIAA-CREF Large-Cap Value Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index. The Fund primarily invests its assets in securities selected to track the Russell 1000® Value Index.

TIAA-CREF Lifecycle Funds

In general, the Lifecycle Funds (except for the Retirement Income Fund) are designed for investors who have a specific target retirement year in mind. The Lifecycle Funds invest in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of the year included in the name of the Lifecycle Fund. The Lifecycle Funds’ investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards, and seek to achieve their final target allocation seven to ten years following the target date.

TIAA Access ■ Prospectus	19

•	Lifecycle Retirement Income Fund

The Lifecycle Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

•	Lifecycle 2010 Fund

The Lifecycle 2010 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2015 Fund

The Lifecycle 2015 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2020 Fund

The Lifecycle 2020 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2025 Fund

The Lifecycle 2025 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2030 Fund

The Lifecycle 2030 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2035 Fund

The Lifecycle 2035 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2040 Fund

The Lifecycle 2040 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2045 Fund

The Lifecycle 2045 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2050 Fund

The Lifecycle 2050 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2055 Fund

The Lifecycle 2055 Fund seeks high total return over time through a combination of capital appreciation and income.

20	Prospectus ■ TIAA Access

TIAA-CREF Mid-Cap Growth Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Mid-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Money Market Fund1

The Fund seeks high current income consistent with maintaining liquidity and preserving capital.

[1]

There is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative. As of the date of this prospectus, the yield on this investment account is negative.

TIAA-CREF Real Estate Securities Fund

The Fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

TIAA-CREF S&P 500 Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index. The Fund primarily invests its assets in securities selected to track the S&P 500® Index.

TIAA-CREF Short-Term Bond Fund

The Fund seeks high current income consistent with preservation of capital.

TIAA-CREF Small-Cap Blend Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index. The Fund primarily invests its assets in securities selected to track the Russell 2000® Index.

TIAA-CREF Small-Cap Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

TIAA-CREF Social Choice Equity Fund

The Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

TIAA Access ■ Prospectus	21

The following non-TIAA-CREF Funds:

American Funds EuroPacific Growth Fund (Class R-5)

The fund seeks to provide you with long-term growth of capital. The fund invests primarily in common stocks of issuers in Europe and the Pacific Basin.

American Funds Washington Mutual Investors Fund (Class R-5)

The fund seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

DFA Emerging Markets Portfolio (Institutional Class)

The investment objective of the Emerging Markets Portfolio is to achieve long-term capital appreciation.

Dodge & Cox International Stock Fund

The fund seeks long-term growth of principal and income.

T. Rowe Price® Institutional Large-Cap Growth Fund

The fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies.

Vanguard Emerging Markets Stock Index Fund (Signal Shares)

The fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The fund primarily invests its assets in securities selected to track the FTSE Emerging Index.

It is anticipated that all outstanding Signal Shares will be automatically converted to Admiral Shares in October 2014, at which time Signal Shares will no longer be available.

Vanguard Explorer Fund (Investor Shares)

The fund seeks to provide long-term capital appreciation. The fund uses a multimanager approach that provides exposure to a broad universe of small-company growth stocks.

Vanguard Intermediate-Term Treasury Fund (Investor Shares)

The fund seeks to provide a moderate and sustainable level of current income. The fund invests primarily in intermediate-term U.S. Treasury obligations with an average maturity of 5–10 years.

Vanguard Selected Value Fund (Investor Shares)

The fund seeks to provide long-term capital appreciation and income. The fund invests in mid-capitalization stocks, using a multimanager structure that provides diversification and mitigates risk.

22	Prospectus ■ TIAA Access

Vanguard Small-Cap Value Index Fund (Investor Shares)

The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks. The fund primarily invests its assets in securities selected to track the CRSP US Small Cap Value Index.

Vanguard Wellington Fund (Investor Shares)

The fund seeks to provide long-term capital appreciation and reasonable current income.

Western Asset Core Plus Bond Fund (Class I)

The fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration specified for the fund. Although the fund may invest in securities of any maturity, the fund will normally maintain a dollar-weighted average effective duration within 30% of the average duration of the domestic bond market as a whole as measured by the fund’s subadvisers (generally, this range is 2.5–7 years).

Additional investment information and options

All assets of the investment accounts will be allocated to the funds at net asset value. The investment results of the funds will significantly affect the value of your variable annuity contract.

You may also opt under your contract to allocate or transfer money from the investment accounts to the TIAA Traditional Annuity or the TIAA Real Estate Account. See “Starting Out.” Your TIAA Traditional Annuity accumulation will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.

The investment advisors

Teachers Advisors, Inc. (“Advisors”) manages the assets of the TIAA-CREF Funds, which include the TIAA-CREF Lifecycle Funds. Advisors is a subsidiary of TIAA. Capital Research and Management Company (“CRMC”) manages the assets of American Funds EuroPacific Growth Fund and American Funds Washington Mutual Investors Fund. Legg Mason Partners Fund Advisor, LLC (“Legg Mason”) manages the assets of the Western Asset Core Plus Bond Fund (Class I). In order to assist in carrying out its investment advisory responsibilities, Legg Mason has retained Western Asset Management Company (“Western”), Western Asset Management Company Limited in London (“WAML”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Ltd in Japan (“Western Japan”) to render advisory services to the fund. T. Rowe Price® Associates, Inc. (“T. Rowe Price”) manages the assets of the T. Rowe Price® Institutional Large-Cap Growth Fund. Barrow, Hanley, Mewhinney & Strauss, LLC, Donald Smith & Co., Inc., and Pzena Investment Management, LLC manage the assets of Vanguard Selected Value Fund (Investor

TIAA Access ■ Prospectus	23

Shares); Century Capital Management, LLC, Chartwell Investment Partners, Inc., Granahan Investment Management, Inc., Kalmar Investment Advisers, Wellington Management Company, LLP and The Vanguard Group, Inc. manage the assets of Vanguard Explorer Fund (Investor Shares); Wellington Management Company, LLP manages the assets of Vanguard Wellington Fund (Investor Shares); The Vanguard Group, Inc. manages the assets of Vanguard Emerging Markets Stock Index Fund (Signal Shares), Vanguard Small-Cap Value Index Fund (Investor Shares), and Vanguard Intermediate-Term Treasury Fund (Investor Shares) (together, the Vanguard funds’ investment advisors are referred to as “Vanguard Fund Advisors”). Dodge & Cox (“Dodge & Cox”) manages the assets of Dodge & Cox International Stock Fund. Dimensional Fund Advisors LP (“Dimensional”) manages the assets of DFA Emerging Markets Portfolio (Institutional Class). Advisors, CRMC, Legg Mason, Western, WAML, Western Singapore, Western Japan, T. Rowe Price, Vanguard Fund Advisors, Dodge & Cox and Dimensional are registered with the SEC as investment advisors under the Investment Advisers Act of 1940.

The broker-dealer

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a TIAA subsidiary, for distribution services. Services performs all sales and marketing functions relative to the contracts.

Certain payments we receive with regard to the funds

We (and our affiliates) receive payments, which may be significant, from the funds, their advisors, distributors, or affiliates thereof. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contract and the funds in which the separate account invests. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, indirectly bear the costs of these investment advisory fees (see the funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular funds attributable to the contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisors (or affiliates) may pay more than others. Currently, these percentages range from 0% to 0.15% (but they may increase).

Furthermore, we (and our affiliates) receive additional compensation on assets invested in TIAA’s proprietary funds because our affiliates receive payments from the funds for investment advisory and/or other services. Thus, we may receive more revenue with respect to proprietary funds than nonproprietary funds.

These arrangements may be a factor that we consider in including funds as underlying investment options of the investment account.

24	Prospectus ■ TIAA Access

Selection of funds

We select the funds offered through the contract based on several criteria, including the following:

•	asset class coverage,

•	the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure,

•	brand recognition,

•	performance,

•	the capability and qualification of each investment firm, and

•	whether our distributors are likely to recommend the funds to contractowners.

Another factor we consider during the selection process is whether the fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see “Certain Payments We Receive with Regard to the Funds.” We also consider whether the fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the contracts. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional premium and/or transfers of accumulation to a fund if we determine the fund no longer meets one or more of the criteria and/or if the fund has not attracted significant contractowner assets. We do not recommend or endorse any particular fund, and we do not provide investment advice.

The annuity contracts

We offer the following types of contracts:

RA (Retirement Annuity) and GRA (Group Retirement Annuity): RA and GRA Contracts are used mainly for employer sponsored retirement plans.

•

Depending on the terms of your employer’s plan, RA and GRA premiums can be paid by your employer, you, or both. If you are paying some or all of the entire periodic premium, your contributions can be in either pre-tax dollars by salary reduction, or after-tax dollars by payroll deduction. You can also transfer accumulations from another investment choice under your employer’s plan to your RA Contract.

•

GRA premiums can come from only your employer or both you and your employer. Your GRA premiums can be from pre-tax or after-tax contributions. You cannot pay GRA premiums directly to TIAA; your employer must send them for you. As with RAs, you can transfer accumulations from another investment choice under your employer’s plan to your GRA Contract.

•	Your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, though you will not be able to take tax deductions for these contributions.

TIAA Access ■ Prospectus	25

SRA (Supplemental Retirement Annuity) and GSRA (Group Supplemental Retirement Annuity): These are for voluntary tax-deferred annuity (“TDA”) plans.

•

SRA Contracts are issued directly to you; GSRA Contracts are issued through an agreement between your employer and TIAA. Generally, your employer pays premiums in pre-tax dollars through salary reduction. Although you cannot pay premiums directly, you can transfer amounts from other TDA plans.

•	Although your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, you will not be able to take tax deductions for these contributions.

Retirement Choice/Retirement Choice Plus Annuities: These are very similar in operation to the GRAs and GSRAs, respectively, except that they are issued directly to your employer or your plan’s trustee.

•	Among other rights, the employer retains the right to transfer accumulations under these contracts to alternate funding vehicles.

GA (Group Annuity) and Institutionally-Owned GSRA: These are used exclusively for employer retirement plans and are issued directly to your employer or your plan’s trustee.

•

Your employer pays premiums directly to TIAA. Your employer or the plan’s trustee may control the allocation of contributions and transfers to and from these contracts. If a GA or GSRA Contract is issued pursuant to your plan, the rules relating to transferring and withdrawing your money, receiving any annuity income or death benefits, and the timing of payments are determined by your plan. Ask your employer or plan administrator for more information.

State Regulatory Approval. State regulatory approval may be pending for certain of these contracts and they may not currently be available in your state.

Contracts Can Differ Pursuant to State Laws. Contract terms and features may differ due to state laws and regulations. These differences may include, among other things, availability of certain Income Options, how frequently you can transfer into or out of investment accounts, or our ability to restrict transfers into or out of the investment accounts. You should review your contract along with this prospectus to understand the product features and charges under your contract.

Tax Deferral. You or your employer can purchase these contracts in connection with tax-qualified pension plans under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. TIAA is not making any representation regarding the tax qualification status of any plan. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including the annuity income), before you purchase a contract in a tax-qualified plan.

26	Prospectus ■ TIAA Access

Other Investment Options. In addition to the investment accounts described in this prospectus, you may also allocate money to the TIAA Real Estate Account and TIAA Traditional Annuity under the terms of this contract and if permitted by your employer’s plan. A companion CREF contract may have been issued to you when you received this contract offering the investment accounts. For more information about the TIAA Traditional Annuity, the TIAA Real Estate Account, or the CREF accounts, and particular funds and investment options offered under the terms of your plan, please see the applicable contracts and/or respective prospectuses for those investment options available by calling 800 842-2252.

Starting out

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. “Good order” means actual receipt of the transaction request along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction.

If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. It is possible that the default option will not be an investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

TIAA Access ■ Prospectus	27

You may stop premiums at any time without notice to us and then resume without payment of any past due premium or penalty of any kind. Your right to apply distributions from other plans to your contract as direct rollovers under the IRC may be limited by the terms of your employer’s plan.

TIAA generally doesn’t restrict the amount or frequency of payment of premiums to your contract, although we may in the future. Your employer’s retirement plan may limit your premium amounts. In addition, the IRC limits the total annual premiums you may invest in plans qualified for favorable tax treatment.

In most cases, we accept premiums to a contract during your accumulation period. Premiums will be credited to your contract as of the end of the business day in which we receive them at the location that we will designate by prior written notice, in good order and in accordance with procedures established by us or as required by law. Once your first premium has been paid, your contract cannot lapse or be forfeited for nonpayment of premiums. Note that we cannot accept money orders or travelers checks. In addition, we will not accept a third-party check where the relationship of the payor to the contractowner cannot be identified from the face of the check.

You may allocate your premiums among the investment accounts, the TIAA Traditional Annuity, and the TIAA Real Estate Account under the terms of the contract, and only as permitted under the terms of your employer’s plan. You may also transfer accumulations to the CREF accounts, and, in some cases, certain mutual funds, or other TIAA annuities, if the investment option is available under the terms of your employer’s plan. You should consider the investment objectives, risks, and charges and expenses of the CREF accounts, TIAA Real Estate Account and any mutual funds offered under the terms of your employer’s plan carefully before investing. This and other information, including a description of the risks involved in investing in the CREF accounts, TIAA Real Estate Account and the funds, are found in the prospectuses. The CREF accounts, TIAA Real Estate Account and the funds are described in separate prospectuses. You may obtain a prospectus, free of charge, by calling 877 518-9161. You should read the prospectus carefully before investing. For more information about the TIAA Traditional Annuity, you may obtain the applicable contracts by calling 800 842-2252.

To change your allocation choices for future premiums, you can:

•	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

•	call our Automated Telephone Service (24 hours a day) at 800 842-2252; or

•	use the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

When you allocate premiums to an investment account, the premiums are used to purchase accumulation units in that investment account. You may change your allocation for future premiums at any time. We will allocate your premiums according to the most recent valid instructions in a form acceptable to us (in good order) that we have received from you. Your employer’s plan may limit your right to allocate premiums to an investment account. We may stop accepting premiums to any or all investment accounts at any time.

28	Prospectus ■ TIAA Access

Important information about procedures for opening a new account

To help the U.S. government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who purchases a contract.

What this means for you: When you apply for a contract, we will ask for your name, street address (not a post office box), date of birth, Social Security number and other information, such as your home telephone number, that will allow us to identify you. Until you provide us with the information we need, we may not be able to issue a contract or effect any transactions for you.

In certain circumstances, we may be required to block a contractowner’s ability to make certain transactions and may refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators without notice or consent.

Accumulation units

Determining the value of your contract—investment accounts

The premiums you allocate, or transfers you make, to the investment accounts purchase accumulation units. We calculate how many accumulation units to credit by dividing the amount allocated or transferred to the particular investment account by its accumulation unit value calculated at the close of the business day we receive your premium or completed transfer request in good order. For information regarding how we price your initial premium, see “Starting Out.” To determine how many accumulation units to subtract for transfers out and cash withdrawals, we use the unit value calculated at the close of the business day we receive your completed transaction request and all required information and documents in good order (unless you have chosen a later date).

We arbitrarily set the initial value of each accumulation unit at $25. Subsequently, the value of the accumulation units will depend mainly on the investment experience of the underlying funds, although the accumulation unit value also reflects the deduction by TIAA of separate account expenses. We calculate the accumulation unit value at the close of each valuation day. We multiply the previous day’s accumulation unit value by the net investment factor for the pertinent investment account of the separate account. The net investment factor reflects, for the most part, changes in the net asset value of the shares of the fund held by the investment account, and investment income and capital gains distributed to the investment account. The gross investment factor is decreased by the separate account expense and risk charges.

TIAA Access ■ Prospectus	29

An investment account’s net investment factor equals its gross investment factor minus the separate account charge incurred since the previous valuation day.

An investment account’s gross investment factor equals (a) divided by (b), as follows:

(a)	equals	(i):	the value of the fund shares in the investment account as of the close of the valuation day (net asset value per share times number of shares owned) excluding the net effect of contractowners’ transactions (i.e., premiums received, benefits paid, and transfers to and from the investment account) made during that day; plus
		(ii):	investment income and capital gains distributed to the investment account; less
		(iii):	any amount paid and/or reserved for tax liability resulting from the operation of the investment account since the previous valuation day.
(b)	equals	the value of the fund shares in the investment account as of the last valuation day, including the net effect of contractowners’ transactions.

Number of Accumulation Units. The number of accumulation units in an investment account under your contract will be increased by:

•	any premiums you allocate to that investment account; and

•	any transfers you make to that investment account.

The number of accumulation units in an investment account under your contract will be decreased by:

•	the application of any accumulations to provide any form of benefit; and

•	any transfers or withdrawals from your accumulation in that investment account.

The increase or decrease in the number of your accumulation units on any valuation day is equal to the net dollar value of all transactions divided by the value of the investment account’s accumulation unit as of the end of the valuation day on which the transaction becomes effective.

To change your investment allocations

To make a change to your future investment allocation percentages, you can write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201 or call 800 842-2252 or use the TIAA-CREF website’s account access feature at www.tiaa-cref.org. You may be required to complete and return certain forms (in good order) to effect these transactions. If you have any questions, call us at 800 842-2252. To make specific transfers, see “How to Make Transfers and Withdraw Cash,” below.

30	Prospectus ■ TIAA Access

How to transfer and withdraw your money

Generally, we allow you to move your money to and from the investment accounts and to make withdrawals from your contract. These options may be limited by the terms of your employer’s plan, by current tax law, or by the terms of your contract. Transfers from the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan must generally be at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. In the future, we may eliminate these minimum transaction levels. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. Note that a fund underlying an investment account may assess a fee for certain transfers or withdrawals or limit transfers in accordance with the fund’s policies. See the funds’ prospectuses for information on these restrictions.

Transfers and cash withdrawals are effective at the end of the business day we receive your request and all required documentation in good order. You can also choose to have transfers and withdrawals take effect at the end of any future business day. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contractowners. (See “Market Timing/Excessive Trading Policy.”)

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to the Employment Retirement Income Security Act of 1974 (“ERISA”), or

B)	an employer plan that provides for spousal rights to benefits, then your rights to choose certain benefits are restricted by the rights of your spouse to benefits only to the extent required by the IRC or ERISA or the terms of your employer plan (see “Spouse’s Rights to Benefits”).

Systematic transfers and withdrawals

If your employer’s plan allows, you can set up a program to make cash withdrawals or transfers automatically by specifying that we withdraw or transfer from your accumulation any fixed number of accumulation units, dollar amount, or percentage of accumulation until you tell us to stop or until your accumulation is exhausted. Currently, the program must be set up so that internal transfers must be at least $100. In the future, we may eliminate this minimum transfer amount.

How to make transfers and withdraw cash

To request a transfer or to withdraw cash, you can:

•	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

TIAA Access ■ Prospectus	31

•	call our Automated Telephone Service (24 hours a day) at 800 842-2252; or

•	for internal transfers, use the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

You may be required to complete and return certain forms (in good order) to effect these transactions. We can suspend or terminate your ability to transact by telephone, over the Internet, or by fax at any time, for any reason.

There may be tax law and/or plan restrictions on certain transfers. Before you transfer or withdraw cash, make sure you also understand the possible federal and other income tax consequences.

Transfers to and from other TIAA-CREF accounts and funds

Subject to your employer’s plan, current tax law or the terms of your contract, you can transfer some or all of your accumulation in the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan. We reserve the right to limit these transfers to once per quarter per investment account.

Subject to your employer’s plan, current tax law or the terms of your contract, you can also transfer some or all of your accumulation in the TIAA Traditional Annuity, in your CREF accounts or in the funds or TIAA annuities, such as TIAA Real Estate Account, to the investment accounts. Transfers from TIAA’s Traditional Annuity to the investment accounts under RA, GRA, or Retirement Choice Contracts can only be effected over a period of time (up to ten annual installments) and may be subject to other limitations, as specified in your contract.

Accumulation that is transferred from investment accounts under this contract to the TIAA Traditional Annuity or the TIAA Real Estate Account remains part of this contract and part of the accumulation under the contract. Transfers to any other accounts which are not offered under the terms of this contract are no longer part of this contract and its accumulation.

These transfers must generally be at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Because excessive transfer activity can hurt performance and other participants, we may further limit how often you transfer or otherwise modify the transfer privilege.

Transfers to other companies

Generally, you may transfer funds from the investment accounts to a company other than TIAA or CREF, subject to certain tax restrictions. This right may be limited by your employer’s plan. Roth amounts in a 403(b) or 401(a) plan can be rolled over only to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

32	Prospectus ■ TIAA Access

Under the Retirement Choice and Retirement Choice Plus Contracts, your employer could transfer monies from an investment account and apply it to another investment option not offered under this contract, subject to the terms of your plan, and without your consent.

Transfers from other companies/plans

Subject to your employer’s plan and federal tax law, you can usually transfer or roll over money from another 403(b), 401(a)/403(a) or governmental 457(b) retirement plan to your TIAA contract. You may also roll over before-tax amounts in a Traditional IRA to 403(b) plans, 401(a)/403(a) plans or eligible governmental 457(b) plans, provided such employer plans agree to accept the rollover. Roth amounts in a 403(b) or 401(a) plan can only be rolled over to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans. Funds in a private 457(b) plan can be transferred to another private 457(b) plan only. Accumulations in private 457(b) plans may not be rolled over to a qualified plan (e.g., a 401(a) plan), a 403(b) plan, a governmental 457(b) plan or an IRA.

Withdrawing cash

You may withdraw cash from your SRA or GSRA accumulation at any time during the accumulation period, provided federal tax law and the terms of your employer’s plan permits it (see below). Normally, you can’t withdraw money from your contract if you have already applied that money to begin receiving lifetime annuity income. Current federal tax law restricts your ability to make cash withdrawals from your accumulation under most voluntary salary reduction agreements. Withdrawals are generally available only if you reach age 59 1/2, leave your job, become disabled, or die, or if your employer terminates its retirement plan. If your employer’s plan permits, you may also be able to withdraw money if you encounter hardship, as defined by the IRS, but hardship withdrawals can be from contributions only, not investment earnings. You may be subject to a 10% penalty tax if you make a withdrawal before you reach age 59 1/2, unless an exception applies to your situation.

Under current federal tax law, you are not permitted to withdraw from 457(b) plans earlier than the calendar year in which you reach age 70  1/2 or leave your job or are faced with an unforeseeable emergency (as defined by law). There are generally no early withdrawal tax penalties if you withdraw under any of these circumstances (i.e., no 10% tax on distributions prior to age 59 1/2).

If you request a withdrawal, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file if you have elected this method of payment. A letter of instruction with a signature guarantee is required if the withdrawal is sent to an address other than the address of record, or to an address of record that has been changed within either the last 14 or 30 calendar days, depending on the service model applicable to your plan. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public

TIAA Access ■ Prospectus	33

cannot provide a signature guarantee. Proceeds directed to a bank account not on file have similar 14 or 30 day restrictions that require completion of a verification process. Please contact us for further information.

We reserve the right to require a signature guarantee on any withdrawal.

Systematic withdrawals to pay financial advisor fees

If permitted by your employer’s plan, you may authorize a series of systematic withdrawals to pay the fees of a financial advisor. Such systematic withdrawals are subject to all provisions applicable to systematic withdrawals, except as otherwise described in this section.

One series of systematic withdrawals to pay financial advisor fees may be in effect at the same time that one other series of systematic withdrawals is also in effect. Systematic withdrawals to pay financial advisor fees must be scheduled to be made quarterly only, on the first day of each calendar quarter. The amount withdrawn from each investment account must be specified in dollars or percentage of accumulation, and will be in proportion to the accumulations in each account at the end of the business day prior to the withdrawal. The financial advisor may request that we stop making withdrawals.

We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

Market timing/excessive trading policy

There are contractowners who may try to profit from transferring money back and forth among investment accounts in an effort to “time” the market. As money is shifted in and out of these investment accounts, we incur transaction costs and the underlying funds incur expenses for buying and selling securities. These costs are borne by all contractowners. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. The risk of pricing inefficiencies can be particularly acute for portfolios invested primarily in foreign securities, such as the TIAA-CREF International Equity Fund, the TIAA-CREF International Equity Index Fund, the TIAA-CREF Emerging Markets Equity Fund, the TIAA-CREF Emerging Markets Equity Index Fund, the American Funds EuroPacific Growth Fund, the Vanguard Emerging Markets Stock Index Fund, the Dodge & Cox International Stock Fund, and the DFA Emerging Markets Portfolio.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, contractowners who make a transfer out of any one of the investment accounts available under the contract (other than the investment accounts that invest in the TIAA-CREF Money Market Fund and the TIAA-CREF Short-Term Bond Fund) will not be able to make electronic transfers (i.e., over the Internet, by

34	Prospectus ■ TIAA Access

telephone or by fax) back into that same investment account in that contract for 30 calendar days starting the day after the transfer. The electronic transfers that will be restricted under this policy do not include certain types of transactions like systematic withdrawals, systematic purchases, automatic rebalancings, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by TIAA management.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an investment account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the funds under the separate account.

If we regard the transfer activity as disruptive to an underlying fund’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a contractowner’s ability to make transfers by telephone, fax or over the Internet. We also may stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar activity could be handled differently with the result that some market timing activity may not be detected.

We seek to apply our market timing and other transfer policies uniformly to all contractowners. We reserve the right to waive these policies where management believes that the waiver is in the contractowners’ best interests and that imposition of the policy’s restrictions is not necessary to protect contractowners from the effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. The contract is not appropriate for market timing. You should not invest in the contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time that we are unable to purchase or redeem shares of any of the funds under the separate account.

Contractowners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, there could be dilution in the value of account shares held by long-term participants, increased transaction costs, and interference with the efficient portfolio management of the affected fund.

The funds available as investment options under the contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. The prospectuses for the funds describe any such policies and procedures. The policies and procedures of a fund may be different, and more or less restrictive, than our policies and procedures or the

TIAA Access ■ Prospectus	35

policies and procedures of other funds. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading policies and procedures of the funds. However, we have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contractowners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contractowners who violate the market timing and excessive trading policies established by the fund.

In addition, some funds may impose redemption fees on short-term trading (i.e., redemptions of fund shares within a certain number of days after purchase). The fund determines the amount of the redemption fee and the fee is retained by or paid to the fund assessing the redemption fee and not by TIAA. The redemption fee may affect the number and value of accumulation units transferred out of the investment account that invests in that fund and, therefore, may affect the investment account accumulation. We reserve the right to administer and collect any such redemption fees from your accumulation on behalf of the funds.

Timing of payments to you

In general, we will make the following types of payments within seven calendar days after we have received all the information we need to process your request:

•	cash withdrawals;

•	transfers to TIAA (e.g., another TIAA annuity offered by your employer’s plan), CREF, funds, or to other companies;

•	payments under a fixed-period annuity; and

•	death benefits.

Each of these types of payments is described further below. The seven-day period may be extended in certain circumstances, such as an SEC-recognized emergency. There may also be delays in making payments for other reasons (e.g., payments in connection with loans, or if you have requested a transfer to another company and we have not received information we need from that company). If you request that withdrawal proceeds from an investment account be transferred to another investment vehicle and there is a delay in the investment of those proceeds, you will not experience the investment performance of that investment vehicle during such a delay. In addition, if, pursuant to SEC rules, the TIAA-CREF Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the TIAA-CREF Money Market investment account until the fund is liquidated.

36	Prospectus ■ TIAA Access

Receiving annuity income

The annuity period in general

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877 518-9161.) Participants in any other investment accounts who wish to elect annuity income can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Unless you opt for a lifetime annuity, generally you must be at least age 59 1/2 to begin receiving annuity income payments from your annuity contract free of a 10% early distribution penalty tax. Your employer’s plan may also restrict when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your contract shortly after you reach the later of age 70 1/2 or you retire. Also, you can’t begin a one-life annuity after you reach age 90, nor may you begin a two-life annuity after either you or your annuity partner reach age 90.

Your income payments may be paid out through a variety of income options. You can pick a different income option for different portions of your accumulation, but once you have started payments you usually can’t change your income option or annuity partner for that payment stream.

Usually income payments are monthly. You can choose quarterly, semiannual, and annual payments as well. TIAA has the right to not make payments at any interval that would cause the initial payment to be less than $100. We will send your payments by mail to your home address or, on your request, by mail or electronic funds transfer to your bank.

Your initial income payments are based on your accumulation on the last valuation day before the annuity starting date. Your payments change after the initial payment based on the investment account’s investment experience and the income change method you choose.

There are two income change methods for annuity payments: annual and monthly. Under the annual income change method, payments from the separate account change each May 1, based on the net investment results during the prior year (from the day following the last valuation day in March of the prior year through the last valuation day in March of the current year). Under the monthly income change method, payments change every month, based on the net investment results during the previous month. For the formulas used to calculate the amount of

TIAA Access ■ Prospectus	37

annuity payments, see “Annuity Payments.” The total value of your annuity payments may be more or less than your total premiums. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Annuity starting date

Ordinarily, annuity payments begin on the date you designate as your annuity starting date, provided we have received all documentation in good order necessary for the income option you’ve picked. If something is missing, we will let you know and will defer your annuity starting date until we receive the missing items and/or information. You may designate any future date for your annuitization request, in accordance with our procedures and as long as it is one on which we process annuitizations. Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment. Any premiums received within 70 days after payments begin may be used to provide additional annuity income. Premiums received after 70 days will remain in your accumulating annuity contract until you give us further instructions. For example, if we receive a premium from you 30 days after payments begin, we will recalculate your payments so you will receive additional annuity income. However, if we receive a premium from you 90 days after payments begin, then that premium would remain in the accumulation portion of the contract. Ordinarily, your first annuity payment can be made on any business day between the first and twentieth of any month.

Income options

Both the number of annuity units you purchase and the amount of your income payments will depend on which income option(s) you pick. Your employer’s plan, tax law and ERISA may limit which income options you can use to receive income from an RA, GRA, SRA, GSRA, Retirement Choice, or Retirement Choice Plus Contract. Ordinarily, you will choose your income options shortly before you want payments to begin, but you can make or change your choice any time before your annuity starting date.

All of the income options provide variable payments, and the amount of income you receive depends in part on the investment experience of the investment accounts selected by you. The current options are:

•

One-Life Annuity with or without Guaranteed Period: Pays income as long as you live. If you opt for a guaranteed period (10, 15 or 20 years) and you die before it’s over, income payments will continue to your beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at your death—so, it’s possible for you to receive only one payment if you die less than a month after payments start. (The 15-year guaranteed period is not available under all contracts.)

•	Annuity for a Fixed Period: Pays income for any period you choose from five to 30 years (two to 30 years for RAs, GRAs, and SRAs). (This option is not available under all contracts.)

38	Prospectus ■ TIAA Access

•

Two-Life Annuities: Pays income to you as long as you live, then continues at either the same or a reduced level for the life of your annuity partner. There are four types of two-life annuity options, all available with or without a guaranteed period—Full Benefit to Survivor, Two-Thirds Benefit to Survivor, 75% Benefit to Annuity Partner and a Half-Benefit to Annuity Partner. Under the Two-Thirds Benefit to Survivor option, payments to you will be reduced upon the death of your annuity partner.

•

Minimum Distribution Option (“MDO”): Generally available only if you must begin annuity payments under the IRC minimum distribution requirements. (Some employer plans allow you to elect this option earlier—contact TIAA for more information.) The option, if elected, automatically pays an amount designed to fulfill the distribution requirements under federal tax law. (The option is not available under all contracts.)

You must apply your entire accumulation under a contract if you want to use the MDO. It is possible that income under the MDO will cease during your lifetime. Prior to age 90, and subject to applicable plan and legal restrictions, you can apply any remaining part of an accumulation applied to the MDO to any other income option for which you’re eligible. Using the MDO will not affect your right to take a cash withdrawal of any accumulation not yet distributed (to the extent that a cash withdrawal was available to you under your contract and under the terms of your employer’s plan). This automatic payout option is not currently available under the Retirement Choice or Retirement Choice Plus Contracts. Instead, required minimum distributions will be paid directly from these contracts pursuant to the terms of your employer’s plan.

For any of the income options described above, current federal tax law says that your guaranteed period can’t exceed the joint life expectancy of you and your beneficiary or annuity partner, and other IRC stipulations may make some income options unavailable to you. Other income options may become available in the future, subject to the terms of your retirement plan and relevant federal and state laws. We may stop offering certain income options in the future. For more information about any annuity option, please contact us.

Receiving Lump-Sum Payments (Retirement Transition Benefit): If your employer’s plan allows, you may be able to receive a single sum payment of up to 10% of the value of any part of an accumulation being converted to annuity income on the annuity starting date. Of course, if your employer’s plan allows cash withdrawals, you can take a larger amount (up to 100%) of your accumulation as a cash payment. The retirement transition benefit will be subject to current federal income tax requirements and possible early distribution penalties. See “Taxes.”

Transfers during the annuity period

After you begin receiving annuity income, you can, subject to your employer’s plan, current tax law or the terms of your contract, transfer all or part of any annuity units (which determine annuity income payable) once each calendar quarter from

TIAA Access ■ Prospectus	39

the separate account into a “comparable annuity” payable from (i) another fund within the separate account (if available), (ii) a CREF account, (iii) the TIAA Real Estate Account, (iv) another TIAA annuity or (v) TIAA’s Traditional Annuity. You can also transfer annuity units from the CREF accounts or the TIAA Real Estate Account or another TIAA annuity into a comparable annuity payable from the separate account in accordance with the terms of your annuity contract. Comparable annuities are those which are payable under the same income option, and have the same first and second annuitant, and remaining guaranteed period.

We will process and credit your transfer on the business day we receive your request in good order. You can also choose to have a transfer take effect at the close of any future business day. Transfers under the annual income payment method will affect your annuity payments beginning on the May 1 following the March 31 which is on or after the effective date of the transfer. Transfers under the monthly income payment method and all transfers into TIAA’s Traditional Annuity will affect your annuity payments beginning with the first payment due after the monthly payment valuation day that is on or after the transfer date. You can switch between the annual and monthly income change methods, and the switch will go into effect on the last valuation day in March.

Annuity payments

You are the annuitant under the contract. This means if you choose a lifetime income option, annuity payments will continue for as long as you live. The amount of annuity payments we pay you or your beneficiary will depend upon the number and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. The amount of the annuity payments will change according to the income change method chosen.

Under the annual income change method, the value of an annuity unit for payments is redetermined on March 31 of each year (or, if March 31 is not a valuation day, the immediately preceding valuation day). This date is called the “annual payment valuation day.” Annuity payments change beginning May 1. The change reflects the net investment experience of the separate account. The net investment experience for the twelve months following the annual payment valuation day will be reflected in the annuity unit value determined on the next year’s annual payment valuation day.

Under the monthly income change method, the value of an annuity unit for payments is determined on the payment valuation day, which is the 20th day of the month preceding the payment due date or, if the 20th is not a business day, the preceding business day. The monthly changes in the value of an annuity unit reflect the net investment experience of the separate account. The formulas for calculating the number and value of annuity units payable are described below.

TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

40	Prospectus ■ TIAA Access

Calculating the Number of Annuity Units Payable: When a participant or a beneficiary converts all or a portion of his or her accumulation into an income-paying contract, the number of annuity units payable from the separate account under an income change method is determined by dividing the value of the account accumulation to be applied to provide the annuity payments by the product of the annuity unit value for that income change method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then-current settlement mortality schedules for this separate account. Contractowners bear no mortality risk under their contracts—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.

The number of annuity units payable under an income change method under your contract will be reduced by the number of annuity units you transfer out of that income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make into that income change method under your contract.

Value of Annuity Units: The investment account’s annuity unit value is calculated separately for each income change method for each valuation day. We assume an investment return of 4%. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the account is greater than 4% and decrease if the value is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the account will earn the 4% assumed investment return in the future.

The initial value of the annuity unit for a new annuitant is the value determined as of the valuation day before annuity payments start.

For participants under the annual income change method, the value of the annuity unit for payment remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of the last valuation day in March.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA Access ■ Prospectus	41

TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.

Death benefits

Choosing beneficiaries

Death benefits under TIAA contracts are payable to the beneficiaries you name, which may be subject to the terms of your employer’s plan. When you purchase your annuity contract, you name one or more beneficiaries to receive the death benefit if you die. You can generally change your beneficiaries anytime before you die, and, unless you instruct otherwise, your annuity partner can do the same after your death.

Your spouse’s rights

Your choice of beneficiary for death benefits may, in some cases, be subject to the consent of your spouse. Similarly, if you are married at the time of your death, federal law may require a portion of the death benefit be paid to your spouse even if you have named someone else as beneficiary. If you die without having named any beneficiary, any portion of your death benefit not payable to your spouse will go to your estate.

Amount of death benefit

If you die during the accumulation period, the death benefit is the amount of your accumulation. If you and your annuity partner die during the annuity period while payments are still due under a fixed-period annuity or for the remainder of a guaranteed period, the death benefit is the value of the remaining guaranteed payments.

Payment of death benefit

To authorize payment and pay a death benefit, we must have received all necessary forms and documentation (in good order), including proof of death and the selection of the method of payment.

Methods of payment of death benefits

Generally, you can choose for your beneficiary the method we will use to pay the death benefit, but few participants do this. If you choose a payment method, you can also prevent your beneficiaries from changing it. Most people leave the choice to their beneficiaries. We can prevent any choice if its initial payment is less than $25. If death occurs while the annuity contract is in the accumulation stage, in most cases we can pay the death benefit using the TIAA-CREF Savings and Investment Plan (defined below). We will not do this if you preselected another option or if the beneficiary elects another option. Some beneficiaries, such as charities and certain estates or trusts, are not eligible for the Savings and

42	Prospectus ■ TIAA Access

Investment Plan. If your beneficiary is not eligible and does not specifically instruct us to start paying death benefits within a year of your death, we may start making payments to them over five years using the fixed-period annuity method of payment.

Payments during accumulation period

Currently, the available methods of payment for death benefits from funds in the accumulation period are:

•	Single-Sum Payment, in which the entire death benefit is paid to your beneficiary at once;

•	One-Life Annuity With or Without Guaranteed Period, in which the death benefit is paid for the life of the beneficiary or through the guaranteed period;

•	Annuity for a Fixed Period of 5 to 30 years (not available under Retirement Choice and Retirement Choice Plus), in which the death benefit is paid for a fixed period;

•

Minimum Distribution Payments (also called the TIAA-CREF Savings and Investment Plan), which automatically pays income according to the Internal Revenue Code’s minimum distribution requirements. This payment method operates in much the same way as the minimum distribution option. It is possible under this method that your beneficiary will not receive income for life. This payment method is not available under Retirement Choice or Retirement Choice Plus contracts.

Death benefits are usually paid monthly (unless you chose a single-sum method of payment), but your beneficiary can switch them to quarterly, semiannual or annual payments. Note that for Retirement Choice and Retirement Choice Plus contracts, beneficiaries may only receive either a single-sum payment or a one-life annuity (with or without a guaranteed period).

Payments during annuity period

If you and your annuity partner die during the annuity period, your beneficiary can choose to receive any remaining guaranteed periodic payments due under your contract. Alternatively, your beneficiary can choose to receive the commuted value of those payments in a single sum unless you have indicated otherwise. The amount of the commuted value will be different from the total of the periodic payments that would otherwise be paid.

Ordinarily, death benefits are subject to federal tax. If taken as a lump sum, death benefits would be taxed like complete withdrawals. If taken as annuity benefits, the death benefit would be taxed like annuity payments. For more information, see the discussion under “Taxes” below.

TIAA Access ■ Prospectus	43

Employer plan fee withdrawals

Your employer may, in accordance with the terms of your plan, and with TIAA’s approval, withdraw amounts from your accumulations under your Retirement Choice or Retirement Choice Plus contract, and, if your certificate so provides, on your GRA or GSRA, or GA contract, to pay fees associated with the administration of the plan. TIAA also reserves the right to suspend or reinstate its approval for a plan to make such withdrawals. The amount and the effective date of an employer plan fee withdrawal will be in accordance with the terms of your plan. TIAA will determine all values as of the end of the effective date under the plan.

An employer plan fee withdrawal cannot be revoked after its effective date under the plan. Each employer plan fee withdrawal will be made on a pro-rata basis from all your available TIAA and CREF Accounts. An employer plan fee withdrawal reduces the accumulation from which it is paid by the amount withdrawn. If allowed by your contract, your employer may also charge a fee on your Account to pay fees associated with administering the plan.

Spouse’s rights to benefits

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your rights to choose certain benefits are restricted by the rights of your spouse to benefits as follows:

•	Spouse’s survivor retirement benefit. If you are married on your annuity starting date, your income benefit must be paid under a two-life annuity with your spouse as second annuitant.

•

Spouse’s survivor death benefit. If you die before your annuity starting date and your spouse survives you, the payment of the death benefit to your named beneficiary may be subject to your spouse’s right to receive a death benefit. Under an employer plan subject to ERISA, your spouse has the right to a death benefit of at least 50% of any part of your accumulation attributable to contributions made under such a plan. Under an employer plan not subject to ERISA, your spouse may have the right to a death benefit in the amount stipulated in the plan.

Your spouse may consent to a waiver of his or her rights to these benefits.

Waiver of spouse’s rights

If you are married, and all or part of your accumulation is attributable to contributions made under:

44	Prospectus ■ TIAA Access

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your spouse must consent to a waiver of his or her rights to survivor benefits before you can choose:

•	an income option other than a two-life annuity with your spouse as second annuitant; or

•	beneficiaries who are not your spouse for more than the percentage of the death benefit allowed by the employer plan; or

•	a lump-sum benefit.

In order to waive the rights to spousal survivor benefits, we must receive, in a form satisfactory to us, your spouse’s consent, or a satisfactory verification that your spouse cannot be located. A waiver of rights with respect to an income option or a lump-sum benefit must be made in accordance with the IRC and ERISA, or the applicable provisions of your employer plan. A waiver of the survivor death benefit may not be effective if it is made prior to the earlier of the plan year in which you reach age 35 or your severance from employment of your employer.

Verification of your marital status may be required, in a form satisfactory to us, for purposes of establishing your spouse’s rights to benefits or a waiver of these rights. (For more information about the definition of a “spouse”, see “Taxes—Federal Defense of Marriage Act.”) You may revoke a waiver of your spouse’s rights to benefits at any time during your lifetime and before the annuity starting date. Your spouse may not revoke a consent to a waiver after the consent has been given.

Charges

Separate account charges

We deduct charges each valuation day from the assets of each investment account for various services required to administer the separate account and the contracts and to cover certain insurance risks borne by us. The contract allows for total separate account charges (i.e., administrative expense and mortality and expense risk charges) of up to 2.00% of net assets of the investment accounts annually. The total separate account charges for payout annuities will not exceed 2.00% of net assets of the investment accounts annually. The current charges applicable to your contract are listed in the Summary at the beginning of this prospectus. While TIAA reserves the right to increase the separate account charges at any time (up to the 2.00% maximum), we will provide at least three months’ notice before any such increase.

Administrative Expense Charge. This daily charge is for administration and operations, such as allocating premiums and administering accumulations.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the contract.

TIAA Access ■ Prospectus	45

TIAA’s mortality risks come from its obligations to make annuity payments. We assume the risk of making annuity payments regardless of how long the annuitant(s) may live or whether the mortality experience of annuitants as a group is better than expected.

Our expense risk is the possibility that our actual expenses for administering and marketing the contract and for operating the separate account will be higher than the amount recovered through the administrative expense deduction.

If the mortality and expense risk charge allowed under the contract is not enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our general account assets, which may include amounts derived from the mortality and expense risk charge, to Services, the principal distributor of the contract.

Other charges and expenses

Fund Expenses. Certain deductions and expenses of the underlying funds are paid out of the assets of the funds. These expenses include charges for investment advice, portfolio accounting, custody, and other services provided for the fund. The investment advisors are entitled to an annual fee based on a percentage of the average daily net assets of each fund. For more information on underlying fund deductions and expenses, please read the funds’ current prospectuses.

No Deductions from Premiums or Surrender Charge. The contract provides for no front-end charges and no surrender charge.

Premium Taxes. Some states assess premium taxes on the premiums paid under the contract. We will deduct the total amount of premium taxes, if any, from your accumulation based on current state insurance laws, subject to the provisions of your contract, and our status in the state. Generally, premium taxes range from 0.5% to 3.5%, depending on the state.

Taxes

This section offers general information concerning federal taxes. It does not cover every situation. Check with your tax advisor for more information.

This contract may be purchased only in connection with a tax qualified retirement plan under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). If the contract were to be purchased other than in connection with such a tax-qualified retirement plan, you would not receive the tax benefits normally associated with annuity contracts and you would be subject to current tax. The following discussion assumes that the contract is issued in connection with one of the retirement plans listed above.

During the accumulation period, premiums paid in before-tax dollars, employer contributions and earnings attributable to these amounts are not taxed until they’re withdrawn. Annuity payments, single sum withdrawals, systematic withdrawals, and death benefits are usually taxed as ordinary income. Premiums paid in after-tax

46	Prospectus ■ TIAA Access

dollars are not taxable when withdrawn, but earnings attributable to these amounts are taxable unless those amounts are contributed as Roth contributions to a 401(a), 403(b), or governmental 457(b) plan and certain criteria are met before the amounts (and the income on the amounts) are withdrawn. Generally, transfers between qualified retirement plans and between 403(b) plans are not taxed. Transfers among the investment accounts also are not taxed.

Generally, contributions you can make under an employer’s plan are limited by federal tax law. Employee voluntary salary reduction contributions and Roth after-tax contributions to 403(b) and 401(k) plans are limited to $17,500 per year ($23,000 per year if you are age 50 or older). Certain long-term employees may be able to defer up to $20,500 per year in a 403(b) plan ($26,000 per year if you are age 50 or older).

The maximum contribution limit to a 457(b) nonqualified deferred compensation plan for employees of state and local governments is the lesser of $17,500 ($23,000 if you are age 50 or older) or 100% of “includable compensation” (as defined by law).

Note that the dollar amounts listed above are for 2014; different dollar limits may apply in future years.

Early Distributions: If you receive a distribution from any 401(a), 403(a), or 403(b) retirement plan before you reach age 59 1/2 and you do not roll over or directly transfer such distribution to an IRA or employer plan in accordance with federal tax law, you may have to pay an additional 10% early distribution tax on the taxable amount. In general, however, there is no penalty on distributions (1) made on or after the taxpayer reaches age 59 1/2, (2) made on or after the death of the contractowner, (3) attributable to the taxpayer’s becoming disabled, or (4) made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Early distributions from 457(b) plans are not subject to a 10% penalty tax unless, in the case of a governmental 457(b) plan, the distribution includes amounts rolled over to the plan from a 401(a), 403(a), or 403(b) plan. Consult your tax advisor for more information.

Minimum Distribution Requirements: In most cases, payments from qualified contracts must begin by April 1 of the year after the year you reach age 70 1/2, or if later, retirement. Under the terms of certain retirement plans, the plan administrator may direct us to make the minimum distributions required by law even if you do not elect to receive them. In addition, if you do not begin distributions on time, you may be subject to a 50% excise tax on the amount you should have received but did not. You are responsible for requesting distributions that comply with the minimum distribution rules.

Withholding on Distributions: If we pay an “eligible rollover” distribution directly to you, federal law requires us to withhold 20% from the taxable portion. On the other hand, if we roll over such a distribution directly to an IRA or employer plan, we do

TIAA Access ■ Prospectus	47

not withhold any federal income tax. The 20% withholding also does not apply to certain types of distributions that are not considered eligible rollovers, such as lifetime annuity payments, or minimum distribution payments.

For the taxable portion of noneligible rollover distributions, we will withhold federal income taxes unless you tell us not to and you are eligible to avoid withholding. However, if you tell us not to withhold but we do not have your taxpayer identification number on file, we still are required to deduct taxes. These rules also apply to distributions from governmental 457(b) plans. In general, all amounts received under a private 457(b) plan are taxable and are subject to federal income tax withholding as wages.

Annuity Purchases by Nonresident Aliens. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Federal Estate, Gift and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contractowner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS. For 2014, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,340,000 and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Federal Defense of Marriage Act. The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract’s death benefit and any joint-life coverage under an optional living benefit. All contract provisions relating to spousal continuation are

48	Prospectus ■ TIAA Access

available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of the Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

Special Rules for Withdrawals to Pay Advisory Fees: If you have arranged for us to pay advisory fees to your financial advisor from your accumulations, those partial withdrawals generally will not be treated as taxable distributions as long as:

•	the payment is for expenses that are ordinary and necessary;

•	the payment is made from a Section 401(a), 403(a), or 403(b) retirement plan;

•	your financial advisor’s payment is only made from the accumulations in your retirement plan, and not directly by you or anyone else, under the agreement with your financial advisor; and

•	once advisory fees begin to be paid from your retirement plan, you continue to pay those fees solely from your plan and not from any other source.

Such payments can only be made if permitted under your employer’s retirement plan.

Additional information

Financial Condition of TIAA: Many financial services companies, including insurance companies, have been facing challenges in the recent economic and market environment. We are providing important information to help you understand how our contracts work and how our ability to meet our obligations affects your contract.

Assets in the Separate Account. You assume all of the investment risk for accumulations allocated to the investment accounts. Your accumulation in the investment accounts is part of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged

TIAA Access ■ Prospectus	49

with liabilities arising from any other business that we may conduct. This means that your accumulated value allocated to the separate account should generally not be adversely affected by the financial condition of our general account. See “The Separate Account.”

Assets in the General Account. We issue insurance policies and financial products other than TIAA Access, and some of these products are supported by the assets in our general account (e.g., TIAA Traditional). These general account products are subject to our claims-paying ability.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective contractowners to read and understand our financial statements. Our financial statements, as well as the financial statements of the separate account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address referenced earlier in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov.

Customer Complaints: Customer complaints may be directed to TIAA-CREF, P.O. Box 1259, Charlotte, NC 28201, telephone 800 842-2252.

Choices and Changes: You have to make your choices or changes through a written notice that is satisfactory to us and received (in good order) at our home office or at some other location that we have specifically designated for that purpose. When we receive a notice of a change in beneficiary or other person named to receive payments, we will make the change as of the date it was signed, even if the signer has died in the meantime. We make all other changes as of the date the notice is received in good order.

Telephone and Internet Transactions: You can use our Automated Telephone Service (“ATS”) or the TIAA-CREF website’s account access feature to check your account balances, transfer between accounts or to TIAA, and allocate future contributions among the accounts and funds offered under your employer’s plan available to you through TIAA-CREF. You will be asked to enter your Personal

50	Prospectus ■ TIAA Access

Identification Number (“PIN”) and Social Security Number for both systems. (You can establish a PIN by calling us.) Both will lead you through the transaction process and we will use reasonable procedures to confirm that instructions given are genuine. If we use such procedures, we are not responsible for incorrect or fraudulent transactions. All transactions made over the ATS and Internet are electronically recorded.

To use the ATS, you need a touch-tone telephone. The toll-free number for the ATS is 800 842-2252. To use the Internet, go to the account access feature of the TIAA-CREF website at www.tiaa-cref.org.

We can suspend or terminate your ability to transact by Internet, telephone or fax at any time, for any reason.

Electronic Prospectuses: If you received this prospectus electronically and would like a paper copy, please call 877 518-9161 and we will send it to you.

Assigning Your Contract: Generally, neither you nor your beneficiaries can assign ownership of the contract to someone else.

Errors or Omissions: We reserve the right to correct any errors or omissions on any form, report, or statement that we send you.

Texas Optional Retirement Program Participants: If you are in the Texas Optional Retirement Program, you (or your beneficiary) can redeem some or all of your accumulation only if you retire, die, or leave your job in the state’s public institutions of higher education.

Householding: To lower expenses and eliminate duplicate documents sent to your home, we may mail only one copy of the TIAA prospectus and other required documents to your household, even if more than one participant lives there. If you prefer to continue to receive your own copy of any document, write or call us at 800 842-2252.

Distribution: We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the contracts is TIAA-CREF Individual & Institutional Services, LLC, a subsidiary of TIAA. Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. No commissions are paid to dealers as a percentage of purchase payments. Underwriting commissions are not paid to Services for distribution of the contracts. We pay Services a fee from our general account assets for sales of the contracts. We paid approximately $1,974,158, $1,181,101, and $743,253 in fees to Services for fiscal years 2013, 2012 and 2011, respectively, for distribution of the contracts. We intend to recoup any payments made to Services through fees and charges imposed under the contract.

Legal Proceedings: Neither the separate account, TIAA nor Services is involved in any legal action that we consider likely to have a material adverse effect on the separate account, the ability of TIAA to meet its obligations under the contracts, or the ability of Services to perform its contract with the separate account.

TIAA Access ■ Prospectus	51

Unclaimed Property: Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contractowners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances. Contractowners are urged to keep their own, as well as their insureds’, beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated in writing to TIAA at P.O. Box 1259, Charlotte, NC 28201, by calling our Automated Telephone Service (24 hours a day) at 800 842-2252 or via www.tiaa-cref.org.

Statements and reports

You will receive a confirmation statement each time you make a transfer to, a transfer out, or a cash withdrawal from the separate account or among the investment accounts. The statement will show the date and amount of each transaction. However, if you are using an automatic investment plan, you will receive a statement confirming those transactions following the end of each calendar quarter.

If you have any accumulations in the separate account, you will be sent a statement each quarter which sets forth the following:

(1)	premiums paid during the quarter;

(2)	the number and dollar value of accumulation units in the investment accounts credited to you during the quarter and in total;

(3)	cash withdrawals, if any, from the investment accounts during the quarter; and

(4)	any transfers during the quarter.

You will also receive, at least semi-annually, reports containing the financial statements of the funds and a schedule of investments held by the funds.

52	Prospectus ■ TIAA Access

Table of contents for the Statement of Additional Information

Variable Annuity Payments	B-2

General Matters	B-2

State Regulation	B-3

Legal Matters	B-3

Experts	B-3

Additional Information	B-3

Management Related Service Contracts	B-3

Financial Statements	B-4

TIAA Access ■ Prospectus	53

Appendix A: Separate account condensed financial information

Presented below is condensed financial information for the separate account for the periods indicated. The table shows per accumulation unit data for the investment accounts of the separate account offered in this prospectus. The data should be read in conjunction with the financial statements and other financial information included in the SAI. The SAI is available without charge upon request.

54	Prospectus ■ TIAA Access

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF Bond Fund Sub-Account
2013		667	$34.16 to $35.38	$33.54 to $34.96
2012		512	$32.06 to $32.99	$34.16 to $35.38
2011		468	$30.26 to $30.94	$32.06 to $32.99
2010		335	$28.51 to $28.97	$30.26 to $30.94
2009		146	$26.98 to $27.26	$28.51 to $28.97
2008		6	$26.41 to $26.55	$26.98 to $27.26
2007	(j)	0.2	$25.00	$26.41 to $26.55

TIAA-CREF Bond Index Fund Sub-Account
2013		628	$27.20 to $27.49	$26.37 to $26.83
2012		289	$26.32 to $26.44	$27.20 to $27.49
2011	(k)	143	$25.00	$26.32 to $26.44

TIAA-CREF Bond Plus Fund Sub-Account
2013		1,310	$33.96 to $35.17	$33.47 to $34.90
2012		1,083	$31.54 to $32.46	$33.96 to $35.17
2011		704	$29.74 to $30.41	$31.54 to $32.46
2010		397	$27.62 to $28.07	$29.74 to $30.41
2009		153	$25.23 to $25.49	$27.62 to $28.07
2008		8	$26.05 to $26.18	$25.23 to $25.49
2007	(j)	1	$25.00	$26.05 to $26.18

TIAA-CREF Emerging Markets Equity Fund Sub-Account
2013		32	$22.52 to $22.76	$22.27 to $22.66
2012		23	$18.83 to $18.91	$22.52 to $22.76
2011	(k)	1	$25.00	$18.83 to $18.91

TIAA-CREF Emerging Markets Equity Index Fund Sub-Account
2013		29	$22.54 to $22.79	$21.66 to $22.04
2012		16	$19.15 to $19.23	$22.54 to $22.79
2011	(k)	9	$25.00	$19.15 to $19.23

TIAA-CREF Equity Index Fund Sub-Account
2013		1,666	$27.28 to $28.26	$36.14 to $37.68
2012		1,256	$23.63 to $24.31	$27.28 to $28.26
2011		1,022	$23.57 to $24.10	$23.63 to $24.31
2010		920	$20.32 to $20.65	$23.57 to $24.10
2009		848	$15.96 to $16.13	$20.32 to $20.65
2008		14	$25.62 to $25.75	$15.96 to $16.13
2007	(j)	5	$25.00	$25.62 to $25.75

TIAA Access ■ Prospectus	55

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF Growth & Income Fund Sub-Account
2013		4,250	$31.48 to $32.61	$41.98 to $43.77
2012		3,894	$27.25 to $28.04	$31.48 to $32.61
2011		2,730	$26.66 to $27.26	$27.25 to $28.04
2010		2,266	$23.73 to $24.12	$26.66 to $27.26
2009		1,891	$18.84 to $19.04	$23.73 to $24.12
2008		527	$29.20 to $29.34	$18.84 to $19.04
2007	(j)	108	$25.00	$29.20 to $29.34

TIAA-CREF High-Yield Fund Sub-Account
2013		233	$28.47 to $40.40	$30.00 to $42.85
2012		189	$25.08 to $35.35	$28.47 to $40.40
2011		104	$32.99 to $33.34	$25.08 to $35.35
2010		55	$28.91 to $29.12	$32.99 to $33.34
2009		30	$20.47 to $20.57	$28.91 to $29.12
2008		4	$25.48 to $25.60	$20.47 to $20.57
2007	(j)	0.3	$25.00	$25.48 to $25.60

TIAA-CREF Inflation-Linked Bond Fund Sub-Account
2013		179	$36.66 to $37.97	$33.20 to $34.61
2012		204	$34.68 to $35.68	$36.66 to $37.97
2011		151	$30.82 to $31.52	$34.68 to $35.68
2010		82	$29.27 to $29.75	$30.82 to $31.52
2009		46	$26.93 to $27.21	$29.27 to $29.75
2008		9	$27.58 to $27.72	$26.93 to $27.21
2007	(j)	0.2	$25.00	$27.58 to $27.72

TIAA-CREF International Equity Fund Sub-Account
2013		8,675	$22.26 to $23.06	$27.40 to $28.57
2012		6,979	$17.08 to $17.58	$22.26 to $23.06
2011		5,603	$22.51 to $23.01	$17.08 to $17.58
2010		4,310	$18.90 to $19.21	$22.51 to $23.01
2009		2,729	$14.43 to $14.59	$18.90 to $19.21
2008		1,461	$28.84 to $28.98	$14.43 to $14.59
2007	(j)	901	$25.00	$28.84 to $28.98

56	Prospectus ■ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF International Equity Index Fund Sub-Account
2013		8,484	$22.53 to $23.48	$27.36 to $28.43
2012		6,816	$19.00 to $19.87	$22.53 to $23.48
2011		4,444	$21.72 to $21.94	$19.00 to $19.87
2010		3,305	$20.27 to $20.42	$21.72 to $21.94
2009		2,119	$15.72 to $15.79	$20.27 to $20.42
2008		948	$27.23 to $27.37	$15.72 to $15.79
2007	(j)	304	$25.00	$27.23 to $27.37

TIAA-CREF Large-Cap Growth Fund Sub-Account
2013		919	$30.64 to $31.73	$42.51 to $44.32
2012		747	$26.39 to $27.16	$30.64 to $31.73
2011		585	$26.16 to $26.75	$26.39 to $27.16
2010		365	$23.30 to $23.67	$26.16 to $26.75
2009		202	$17.39 to $17.58	$23.30 to $23.67
2008		26	$29.72 to $29.87	$17.39 to $17.58
2007	(j)	8	$25.00	$29.72 to $29.87

TIAA-CREF Large-Cap Growth Index Fund Sub-Account
2013		1,764	$26.70 to $31.33	$35.33 to $41.73
2012		1,143	$23.35 to $27.22	$26.70 to $31.33
2011		906	$26.29 to $26.56	$23.35 to $27.22
2010		846	$22.67 to $22.83	$26.29 to $26.56
2009		696	$16.60 to $16.68	$22.67 to $22.83
2008		511	$27.03 to $27.17	$16.60 to $16.68
2007	(j)	144	$25.00	$27.03 to $27.17

TIAA-CREF Large-Cap Value Fund Sub-Account
2013		10,193	$24.68 to $25.56	$32.93 to $34.33
2012		6,556	$20.77 to $21.38	$24.68 to $25.56
2011		4,750	$22.19 to $22.69	$20.77 to $21.38
2010		3,490	$18.92 to $19.23	$22.19 to $22.69
2009		1,623	$14.57 to $14.72	$18.92 to $19.23
2008		572	$24.41 to $24.54	$14.57 to $14.72
2007	(j)	186	$25.00	$24.41 to $24.54

TIAA Access ■ Prospectus	57

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF Large-Cap Value Index Fund Sub-Account
2013		2,610	$24.64 to $26.67	$32.46 to $35.03
2012		1,823	$21.09 to $22.89	$24.64 to $26.67
2011		1,238	$21.12 to $21.34	$21.09 to $22.89
2010		974	$18.39 to $18.52	$21.12 to $21.34
2009		777	$15.43 to $15.50	$18.39 to $18.52
2008		468	$24.47 to $24.60	$15.43 to $15.50
2007	(j)	71	$25.00	$24.47 to $24.60

TIAA-CREF Lifecycle Retirement Income Fund Sub-Account
2013		653	$29.92 to $30.78	$32.62 to $33.78
2012		528	$27.03 to $27.63	$29.92 to $30.78
2011		400	$26.50 to $26.91	$27.03 to $27.63
2010		213	$24.13 to $24.35	$26.50 to $26.91
2009		62	$20.90 to $20.98	$24.13 to $24.35
2008	(l)	1	$25.00	$20.90 to $20.98

TIAA-CREF Lifecycle 2010 Fund Sub-Account
2013		2,040	$30.40 to $31.49	$33.80 to $35.24
2012		1,779	$27.19 to $27.98	$30.40 to $31.49
2011		1,403	$26.94 to $27.54	$27.19 to $27.98
2010		1,179	$24.27 to $24.67	$26.94 to $27.54
2009		835	$20.46 to $20.68	$24.27 to $24.67
2008		479	$26.90 to $27.04	$20.46 to $20.68
2007	(j)	222	$25.00	$26.90 to $27.04

TIAA-CREF Lifecycle 2015 Fund Sub-Account
2013		3,582	$29.71 to $30.78	$33.61 to $35.04
2012		2,819	$26.38 to $27.15	$29.71 to $30.78
2011		2,190	$26.39 to $26.98	$26.38 to $27.15
2010		1,480	$23.60 to $23.98	$26.39 to $26.98
2009		965	$19.56 to $19.77	$23.60 to $23.98
2008		371	$26.92 to $27.06	$19.56 to $19.77
2007	(j)	187	$25.00	$26.92 to $27.06

58	Prospectus ■ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF Lifecycle 2020 Fund Sub-Account
2013		5,233	$28.88 to $29.91	$33.39 to $34.81
2012		3,733	$25.38 to $26.12	$28.88 to $29.91
2011		2,503	$25.65 to $26.22	$25.38 to $26.12
2010		1,523	$22.78 to $23.15	$25.65 to $26.22
2009		910	$18.61 to $18.81	$22.78 to $23.15
2008		353	$26.83 to $26.96	$18.61 to $18.81
2007	(j)	86	$25.00	$26.83 to $26.96

TIAA-CREF Lifecycle 2025 Fund Sub-Account
2013		5,101	$28.09 to $29.10	$33.27 to $34.69
2012		3,847	$24.48 to $25.20	$28.09 to $29.10
2011		2,546	$24.99 to $25.55	$24.48 to $25.20
2010		1,600	$22.10 to $22.45	$24.99 to $25.55
2009		1,004	$17.76 to $17.94	$22.10 to $22.45
2008		317	$26.82 to $26.96	$17.76 to $17.94
2007	(j)	102	$25.00	$26.82 to $26.96

TIAA-CREF Lifecycle 2030 Fund Sub-Account
2013		4,849	$27.26 to $28.24	$33.03 to $34.44
2012		3,757	$23.57 to $24.26	$27.26 to $28.24
2011		2,598	$24.32 to $24.86	$23.57 to $24.26
2010		1,633	$21.36 to $21.70	$24.32 to $24.86
2009		897	$16.95 to $17.13	$21.36 to $21.70
2008		327	$26.85 to $26.98	$16.95 to $17.13
2007	(j)	73	$25.00	$26.85 to $26.98

TIAA-CREF Lifecycle 2035 Fund Sub-Account
2013		4,842	$26.96 to $27.92	$33.38 to $34.80
2012		3,629	$23.15 to $23.82	$26.96 to $27.92
2011		2,450	$24.14 to $24.68	$23.15 to $23.82
2010		1,508	$21.10 to $21.45	$24.14 to $24.68
2009		836	$16.53 to $16.71	$21.10 to $21.45
2008		285	$26.89 to $27.02	$16.53 to $16.71
2007	(j)	50	$25.00	$26.89 to $27.02

TIAA Access ■ Prospectus	59

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF Lifecycle 2040 Fund Sub-Account
2013		5,921	$27.09 to $28.06	$33.97 to $35.42
2012		4,564	$23.23 to $23.90	$27.09 to $28.06
2011		3,193	$24.27 to $24.82	$23.23 to $23.90
2010		2,106	$21.19 to $21.53	$24.27 to $24.82
2009		1,237	$16.60 to $16.77	$21.19 to $21.53
2008		421	$26.95 to $27.08	$16.60 to $16.77
2007	(j)	98	$25.00	$26.95 to $27.08

TIAA-CREF Lifecycle 2045 Fund Sub-Account
2013		2,745	$26.21 to $26.96	$32.84 to $34.01
2012		1,801	$22.46 to $22.96	$26.21 to $26.96
2011		971	$23.48 to $23.85	$22.46 to $22.96
2010		367	$20.51 to $20.70	$23.48 to $23.85
2009		106	$16.07 to $16.13	$20.51 to $20.70
2008	(l)	2	$25.00	$16.07 to $16.13

TIAA-CREF Lifecycle 2050 Fund Sub-Account
2013		2,001	$25.93 to $26.68	$32.49 to $33.64
2012		1,220	$22.23 to $22.72	$25.93 to $26.68
2011		626	$23.22 to $23.58	$22.23 to $22.72
2010		245	$20.30 to $20.48	$23.22 to $23.58
2009		80	$15.93 to $15.99	$20.30 to $20.48
2008	(l)	1	$25.00	$15.93 to $15.99

TIAA-CREF Lifecycle 2055 Fund Sub-Account
2013		8	$25.99 to $26.05	$32.57 to $32.92
2012	(m)	0.5	$24.64	$25.99 to $26.05

TIAA-CREF Mid-Cap Growth Fund Sub-Account
2013		3,457	$31.13 to $32.25	$42.27 to $44.07
2012		2,959	$26.59 to $27.37	$31.13 to $32.25
2011		2,707	$28.27 to $28.91	$26.59 to $27.37
2010		2,332	$22.17 to $22.53	$28.27 to $28.91
2009		1,346	$15.21 to $15.37	$22.17 to $22.53
2008		290	$28.51 to $28.65	$15.21 to $15.37
2007	(j)	133	$25.00	$28.51 to $28.65

60	Prospectus ■ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF Mid-Cap Value Fund Sub-Account
2013		10,547	$27.90 to $28.90	$36.71 to $38.28
2012		9,067	$24.11 to $24.81	$27.90 to $28.90
2011		7,560	$24.83 to $25.39	$24.11 to $24.81
2010		5,860	$20.65 to $20.98	$24.83 to $25.39
2009		3,526	$15.14 to $15.31	$20.65 to $20.98
2008		1,517	$25.69 to $25.82	$15.14 to $15.31
2007	(j)	328	$25.00	$25.69 to $25.82

TIAA-CREF Money Market Fund Sub-Account
2013		263	$25.93 to $26.86	$25.74 to $26.84
2012		151	$26.12 to $26.88	$25.93 to $26.86
2011		132	$26.30 to $26.89	$26.12 to $26.88
2010		88	$26.48 to $26.90	$26.30 to $26.89
2009		66	$26.55 to $26.83	$26.48 to $26.90
2008		48	$26.02 to $26.15	$26.55 to $26.83
2007	(j)	0.2	$25.00	$26.02 to $26.15

TIAA-CREF Real Estate Securities Fund Sub-Account
2013		2,277	$23.41 to $24.25	$23.63 to $24.64
2012		1,803	$19.73 to $20.31	$23.41 to $24.25
2011		1,228	$18.59 to $19.00	$19.73 to $20.31
2010		800	$14.29 to $14.52	$18.59 to $19.00
2009		290	$11.55 to $11.67	$14.29 to $14.52
2008		36	$18.95 to $19.05	$11.55 to $11.67
2007	(j)	3	$25.00	$18.95 to $19.05

TIAA-CREF S&P 500 Index Fund Sub-Account
2013		2,491	$26.84 to $27.87	$35.23 to $36.81
2012		1,817	$23.32 to $24.06	$26.84 to $27.87
2011		1,132	$23.37 to $23.61	$23.32 to $24.06
2010		979	$20.43 to $20.58	$23.37 to $23.61
2009		860	$16.23 to $16.31	$20.43 to $20.58
2008		478	$25.78 to $25.91	$16.23 to $16.31
2007	(j)	103	$25.00	$25.78 to $25.91

TIAA Access ■ Prospectus	61

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
TIAA-CREF Short-Term Bond Fund Sub-Account
2013		400	$26.00 to $31.49	$25.89 to $31.57
2012		358	$25.25 to $30.39	$26.00 to $31.49
2011		337	$29.34 to $29.65	$25.25 to $30.39
2010		260	$28.13 to $28.34	$29.34 to $29.65
2009		154	$26.73 to $26.86	$28.13 to $28.34
2008		79	$26.12 to $26.25	$26.73 to $26.86
2007	(j)	47	$25.00	$26.12 to $26.25

TIAA-CREF Small-Cap Blend Index Fund Sub-Account
2013		5,637	$27.67 to $28.66	$38.17 to $39.79
2012		3,445	$23.91 to $24.60	$27.67 to $28.66
2011		2,658	$25.12 to $25.69	$23.91 to $24.60
2010		2,577	$19.97 to $20.29	$25.12 to $25.69
2009		1,575	$15.86 to $16.03	$19.97 to $20.29
2008		20	$24.06 to $24.18	$15.86 to $16.03
2007	(j)	3	$25.00	$24.06 to $24.18

TIAA-CREF Small-Cap Equity Fund Sub-Account
2013		3,859	$26.27 to $27.22	$36.51 to $38.06
2012		3,401	$23.21 to $23.88	$26.27 to $27.22
2011		2,779	$24.33 to $24.88	$23.21 to $23.88
2010		1,771	$19.23 to $19.54	$24.33 to $24.88
2009		772	$15.26 to $15.43	$19.23 to $19.54
2008		413	$22.88 to $22.99	$15.26 to $15.43
2007	(j)	91	$25.00	$22.88 to $22.99

TIAA-CREF Social Choice Equity Fund Sub-Account
2013		1,192	$27.10 to $28.07	$36.13 to $37.67
2012		807	$23.94 to $24.64	$27.10 to $28.07
2011		707	$24.13 to $24.68	$23.94 to $24.64
2010		578	$20.98 to $21.32	$24.13 to $24.68
2009		345	$15.97 to $16.14	$20.98 to $21.32
2008		131	$25.21 to $25.33	$15.97 to $16.14
2007	(j)	30	$25.00	$25.21 to $25.33

62	Prospectus ■ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest		Accumulation Unit Value, End of Period Lowest to Highest
American Funds EuroPacific Growth Fund (Class R-5) Sub-Account
2013		3,634	$26.58 to $27.70		$31.80 to $33.35
2012		2,167	$22.86 to $23.19		$26.58 to $27.70
2011		1,980	$26.50 to $26.78		$22.86 to $23.19
2010		1,776	$24.27 to $24.45		$26.50 to $26.78
2009		1,349	$17.47 to $17.56		$24.27 to $24.45
2008		671	$29.44 to $29.51		$17.47 to $17.56
2007	(n)	0.1	$27.31 to $27.34	(i)	$29.44 to $29.51	(h)

American Funds Washington Mutual Investors Fund (Class R-5) Sub-Account
2013		1,188	$25.72 to $27.88		$33.77 to $36.84
2012		998	$24.40 to $24.74		$25.72 to $27.88
2011		552	$22.84 to $23.08		$24.40 to $24.74
2010		219	$20.19 to $20.34		$22.84 to $23.08
2009		179	$16.99 to $17.07		$20.19 to $20.34
2008		46	$25.47 to $25.52		$16.99 to $17.07
2007	(n)	0.1	$26.29 to $26.33	(i)	$25.47 to $25.52	(g)

DFA Emerging Markets Portfolio (Institutional Class) Sub-Account
2013		172	$23.05 to $23.30		$22.16 to $22.55
2012		143	$19.49 to $19.57		$23.05 to $23.30
2011	(k)	50	$25.00		$19.49 to $19.57

Dodge & Cox International Stock Fund Sub-Account
2013		291	$23.11 to $23.36		$28.97 to $29.48
2012		181	$19.24 to $19.32		$23.11 to $23.36
2011	(k)	8	$25.00		$19.24 to $19.32

T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account
2013		952	$26.54 to $32.37		$38.05 to $46.71
2012		811	$22.75 to $27.56		$26.54 to $32.37
2011		567	$27.69 to $27.98		$22.75 to $27.56
2010		489	$23.92 to $24.10		$27.69 to $27.98
2009		516	$15.67 to $15.74		$23.92 to $24.10
2008		150	$26.55 to $26.68		$15.67 to $15.74
2007	(j)	68	$25.00		$26.55 to $26.68

Vanguard Emerging Markets Stock Index Fund (Signal Shares) Sub-Account
2013		176	$22.66 to $22.91		$21.37 to $21.74
2012		99	$19.22 to $19.31		$22.66 to $22.91
2011	(k)	7	$25.00		$19.22 to $19.31

TIAA Access ■ Prospectus	63

Separate account condensed financial information TIAA Access	(concluded)

For the period ended December 31,

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest
Vanguard Explorer Fund (Investor Shares) Sub-Account
2013		239	$24.82 to $25.09	$35.57 to $36.19
2012		178	$21.77 to $21.86	$24.82 to $25.09
2011	(k)	59	$25.00	$21.77 to $21.86

Vanguard Intermediate-Term Treasury Fund (Investor Shares) Sub-Account
2013		26	$27.46 to $27.76	$26.42 to $26.88
2012		34	$26.95 to $27.07	$27.46 to $27.76
2011	(k)	24	$25.00	$26.95 to $27.07

Vanguard Selected Value Fund (Investor Shares) Sub-Account
2013		1,566	$26.19 to $26.47	$36.92 to $37.57
2012		204	$22.90 to $22.99	$26.19 to $26.47
2011	(k)	8	$25.00	$22.90 to $22.99

Vanguard Small-Cap Value Index Fund (Investor Shares) Sub-Account
2013		287	$25.82 to $26.11	$34.96 to $35.58
2012		186	$21.95 to $22.04	$25.82 to $26.11
2011	(k)	35	$25.00	$21.95 to $22.04

Vanguard Wellington Fund (Investor Shares) Sub-Account
2013		897	$26.94 to $27.24	$32.00 to $32.56
2012		500	$24.11 to $24.22	$26.94 to $27.24
2011	(k)	51	$25.00	$24.11 to $24.22

Western Asset Core Plus Bond Fund (Class I) Sub-Account
2013		1,259	$27.80 to $37.56	$27.30 to $37.13
2012		1,239	$25.83 to $34.68	$27.80 to $37.56
2011		930	$32.19 to $32.53	$25.83 to $34.68
2010		645	$28.88 to $29.09	$32.19 to $32.53
2009		393	$23.02 to $23.13	$28.88 to $29.09
2008		168	$25.51 to $25.64	$23.02 to $23.13
2007	(j)	53	$25.00	$25.51 to $25.64

(g)	The Accumulation Unit Value changed from $25.40 to $25.52.
(h)	The Accumulation Unit Value changed from $29.36 to $29.51.
(i)	The Accumulation Unit Value changed from $25.00.
(j)	Sub-Account commenced operations February 1, 2007.
(k)	Sub-Account commenced operations May 1, 2011.
(l)	Sub-Account commenced operations May 1, 2008.
(m)	Sub-Account commenced operations August 10, 2012.
(n)	Sub-Account commenced operations August 8, 2007.

64	Prospectus ■ TIAA Access

Statement of Additional Information

Teachers Insurance and Annuity Association of America

TIAA Access

Individual and group variable annuity contracts

Funded through

TIAA Separate Account VA-3

MAY 1, 2014

This Statement of Additional Information is not a prospectus and should be read in connection with the current prospectus dated May 1, 2014 (the “Prospectus”), for the Individual and Group Variable Annuity contracts funded through TIAA Separate Account VA-3. The Prospectus is available without charge by writing Teachers Insurance and Annuity Association of America: 730 Third Avenue, New York, N.Y. 10017-3206 or calling us toll-free at 877 518-9161. Terms used in the Prospectus are incorporated by reference into this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACTS.

Experts	B-3
Additional information	B-3
Management related service contracts	B-3
Financial statements	B-4

Variable annuity payments

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. The amount of variable annuity payments we pay will depend upon the number and value of your annuity units in the investment account. The number of annuity units is first determined on the day before the annuity payments begin. The amount of the annuity payments will change according to the income change method chosen.

Number of annuity units payable. When a contractowner or beneficiary starts receiving variable annuity payments, the number of annuity units payable from the investment account under an income change method will be determined by dividing the value of the account accumulation to be applied to provide the annuity payments by the product of the annuity unit value for that income change method, and a factor that represents the present value of an annuity that continues for as long as annuity payments would need to be paid under the annuity option chosen.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then current settlement mortality schedules for the separate account. Contractowners bear no mortality risk under their contracts after annuity payments begin—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments. The number of annuity units for the investment account and income change method remains fixed unless there is a transfer of annuity units or you change your income change method. The number of annuity units payable from the investment account and income change method under your contract will be reduced by the number of annuity units you transfer out of the investment account or income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make to the investment account and income change method.

Calculating annuity unit values. The annuity unit value for the investment account is calculated separately for each income change method for each business day. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the investment account for the current valuation period relative to the 4%, assumed investment return. We further adjust the annuity unit value to reflect the fact that annuity payment amounts are redetermined only once a month or once a year (depending on the income change method chosen). The purpose of the adjustment is to equitably apportion any account gains or losses among those contractowners who receive annuity income for the entire period between valuation dates and those who start or stop receiving annuity income between the two dates. In general, from period to period your payments will increase if the net performance of the investment account is greater than a 4% net annual rate of return and decrease if the net performance is less than a 4% net annual rate of return.

For participants under the annual income change method, the value of the annuity unit for payments remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of the last valuation day in March.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA reserves the right to modify the specific dates that payments will change and the associated payment valuation date. We also can modify or stop offering the annual or monthly income change methods.

General matters

Assignment of contracts

Generally, neither you nor your beneficiaries can assign ownership of the contract to someone else.

Payment to an estate, guardian, trustee, etc.

We reserve the right to pay in one sum the commuted value of any benefits due an estate, corporation, partnership, trustee or other entity that is not a natural person. Neither TIAA nor the separate account will be responsible for the conduct of any executor, trustee, guardian, or other third party to whom payment is made.

B-2	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

Benefits based on incorrect information

If the amounts of benefits provided under a contract were based on information that is incorrect, benefits will be recalculated on the basis of the correct data. If any overpayments or underpayments have been made by the separate account, appropriate adjustments will be made.

Proof of survival

We reserve the right to require satisfactory proof that anyone named to receive benefits under a contract is living on the date payment is due. If this proof is not received after a request in writing, the separate account will have the right to make reduced payments or to withhold payments entirely until such proof is received.

State regulation

TIAA and the separate account are subject to regulation by the State of New York Superintendent of Financial Services (“Superintendent”) as well as by the insurance regulatory authorities of certain other states and jurisdictions.

TIAA and the separate account must file with the Superintendent periodic statements on forms promulgated by the New York State Department of Financial Services. The separate account books and assets are subject to review and examination by the Superintendent and the Superintendent’s agents at all times, and a full examination into the affairs of the separate account is made at least every five years. In addition, a full examination of the separate account’s operations is usually conducted periodically by some other states.

Legal matters

All matters of applicable state law pertaining to the contracts, including TIAA’s right to issue the contracts, have been passed upon by Jon Feigelson, Senior Managing Director, General Counsel and Head of Corporate Governance of TIAA and CREF. Sutherland Asbill & Brennan LLP has provided advice on certain matters relating to the federal securities laws.

Experts

PricewaterhouseCoopers LLP is the independent registered public accounting firm for the TIAA Separate Account VA-3. PricewaterhouseCoopers LLP is also the independent auditor of Teachers Insurance and Annuity Association of America.

Separate account financial statements

The financial statements of TIAA Separate Account VA-3 as of December 31, 2013 and for each of the periods indicated therein included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, located at 100 East Pratt Street, Suite 1900, Baltimore, MD, 21102, given on the authority of said firm as experts in auditing and accounting.

Teachers Insurance and Annuity Association of America statutory basis financial statements

The statutory basis financial statements as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013 included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, located at 300 Madison Avenue, New York, New York 10017, given on the authority of said firm as experts in auditing and accounting.

Additional information

A registration statement has been filed with the Securities and Exchange Commission (“SEC”), under the 1933 Act, with respect to the contracts discussed in the Prospectus and in this Statement of Additional Information. Not all of the information set forth in the registration statement and its amendments and exhibits has been included in the Prospectus or this Statement of Additional Information. Statements contained in this registration statement concerning the contents of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the documents filed with the SEC.

Management related service contracts

We have an agreement with State Street Bank and Trust Company, a trust company established under the laws of the Commonwealth of Massachusetts, to perform investment accounting and recordkeeping functions for the investment securities, other non-cash investment properties, and/or monies in the separate account.

TIAA, on behalf of the separate account, has entered into an agreement whereby JPMorgan Chase Bank, N.A. will provide certain custodial settlement and other associated services to the separate account. JPMorgan Chase Bank, N.A.’s principal business address is 270 Park Avenue, New York, New York.

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-3

Financial statements

Audited financial statements for the separate account and TIAA follow. TIAA’s financial statements should be considered only as bearing upon TIAA’s ability to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

B-4	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-5

Report of independent registered public accounting firm

To the Contractowners of TIAA Separate Account VA-3 and

the Board of Trustees of the Teachers Insurance and Annuity Association of America:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts listed in Note 4 of TIAA Separate Account VA-3 at December 31, 2013, the results of each of their operations for the period then ended and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Teachers Insurance and Annuity Association of America; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the underlying investee mutual fund shares at December 31, 2013 with the transfer agent of the investee mutual funds or the investee mutual funds directly, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

April 24, 2014

B-6	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

Statements of assets and liabilities

TIAA Separate Account VA-3  ■  December 31, 2013

	TIAA-CREF Bond Fund Sub-Account	TIAA-CREF Bond Index Fund Sub-Account	TIAA-CREF Bond Plus Fund Sub-Account	TIAA-CREF Emerging Markets Equity Fund Sub-Account	TIAA-CREF Emerging Markets Equity Index Fund Sub-Account

ASSETS
Investments, at value	$22,409,557	$16,827,429	$44,058,417	$713,783	$646,501
Total assets	22,409,557	16,827,429	44,058,417	713,783	646,501

NET ASSETS
Accumulation fund	$22,409,557	$16,827,429	$44,058,417	$713,783	$646,501

Net assets	$22,409,557	$16,827,429	$44,058,417	$713,783	$646,501

Investments, at cost	$23,064,029	$17,280,388	$44,794,251	$699,578	$651,907
Shares held in corresponding Funds	2,186,298	1,596,530	4,228,255	65,186	62,283

UNIT VALUE
Level 1	$34.96	$26.83	$34.90	$22.66	$22.04
Level 2	$34.60	$26.68	$34.53	$22.54	$21.92
Level 3	$34.24	$26.58	$34.18	$22.45	$21.83
Level 4	$33.54	$26.37	$33.47	$22.27	$21.66

Statements of operations

TIAA Separate Account VA-3  ■  For the period or year ended December 31, 2013

	TIAA-CREF Bond Fund Sub-Account	TIAA-CREF Bond Index Fund Sub-Account	TIAA-CREF Bond Plus Fund Sub-Account	TIAA-CREF Emerging Markets Equity Fund Sub-Account	TIAA-CREF Emerging Markets Equity Index Fund Sub-Account

INVESTMENT INCOME
Dividends	$492,015	$245,923	$1,125,551	$5,056	$11,604

EXPENSES
Administrative expenses	136,773	7,588	258,720	869	492
Mortality and expense risk charges	10,125	6,559	20,960	303	250
Total expenses	146,898	14,147	279,680	1,172	742
Net investment income (loss)	345,117	231,776	845,871	3,884	10,862

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	16,968	(21,110)	169,586	39,905	3,065
Capital gain distributions	172,855	9,313	170,354	—	—
Net realized gain (loss)	189,823	(11,797)	339,940	39,905	3,065
Net change in unrealized appreciation (depreciation) on investments	(890,019)	(537,308)	(1,825,228)	(40,463)	(18,442)
Net realized and unrealized gain (loss) on investments	(700,196)	(549,105)	(1,485,288)	(558)	(15,377)
Net increase (decrease) in net assets from operations	$(355,079)	$(317,329)	$(639,417)	$3,326	$(4,515)

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-7

Statements of assets and liabilities

TIAA Separate Account VA-3  ■  December 31, 2013

	TIAA-CREF Equity Index Fund Sub-Account	TIAA-CREF Growth & Income Fund Sub-Account	TIAA-CREF High-Yield Fund Sub-Account	TIAA-CREF Inflation-Linked Bond Fund Sub-Account	TIAA-CREF International Equity Fund Sub-Account

ASSETS
Investments, at value	$61,951,633	$183,217,032	$9,734,614	$5,944,738	$241,132,039
Total assets	61,951,633	183,217,032	9,734,614	5,944,738	241,132,039

NET ASSETS
Accumulation fund	$61,951,633	$183,217,032	$9,734,614	$5,944,738	$241,132,039

Net assets	$61,951,633	$183,217,032	$9,734,614	$5,944,738	$241,132,039

Investments, at cost	$46,496,441	$149,540,677	$9,802,122	$6,473,392	$186,948,127
Shares held in corresponding Funds	4,387,509	15,293,575	953,439	530,307	20,609,576

UNIT VALUE
Level 1	$37.68	$43.77	$42.85	$34.61	$28.57
Level 2	$37.28	$43.31	$42.40	$34.25	$28.27
Level 3	$36.89	$42.86	$41.96	$33.90	$27.98
Level 4	$36.14	$41.98	$30.00	$33.20	$27.40

Statements of operations

TIAA Separate Account VA-3  ■  For the period or year ended December 31, 2013

	TIAA-CREF Equity Index Fund Sub-Account	TIAA-CREF Growth & Income Fund Sub-Account	TIAA-CREF High-Yield Fund Sub-Account	TIAA-CREF Inflation-Linked Bond Fund Sub-Account	TIAA-CREF International Equity Fund Sub-Account

INVESTMENT INCOME
Dividends	$1,003,984	$1,853,993	$507,058	$82,756	$3,726,509

EXPENSES
Administrative expenses	119,613	432,333	17,853	45,134	887,727
Mortality and expense risk charges	24,340	76,606	4,530	3,282	96,634
Total expenses	143,953	508,939	22,383	48,416	984,361
Net investment income (loss)	860,031	1,345,054	484,675	34,340	2,742,148

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	3,018,290	5,693,485	138,110	115,553	3,265,272
Capital gain distributions	191,416	17,823,144	224,607	3,908	—
Net realized gain (loss)	3,209,706	23,516,629	362,717	119,461	3,265,272
Net change in unrealized appreciation (depreciation) on investments	9,521,402	19,681,415	(350,369)	(815,326)	36,026,982
Net realized and unrealized gain (loss) on investments	12,731,108	43,198,044	12,348	(695,865)	39,292,254
Net increase (decrease) in net assets from operations	$13,591,139	$44,543,098	$497,023	$(661,525)	$42,034,402

B-8	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF International Equity Index Fund Sub-Account	TIAA-CREF Large-Cap Growth Fund Sub-Account	TIAA-CREF Large-Cap Growth Index Fund Sub-Account	TIAA-CREF Large-Cap Value Fund Sub-Account	TIAA-CREF Large-Cap Value Index Fund Sub-Account

ASSETS
Investments, at value	$236,670,008	$39,168,505	$73,580,329	$342,078,347	$86,473,861
Total assets	236,670,008	39,168,505	73,580,329	342,078,347	86,473,861

NET ASSETS
Accumulation fund	$236,670,008	$39,168,505	$73,580,329	$342,078,347	$86,473,861

Net assets	$236,670,008	$39,168,505	$73,580,329	$342,078,347	$86,473,861

Investments, at cost	$194,762,218	$31,195,143	$56,204,143	$278,883,804	$68,849,197
Shares held in corresponding Funds	12,313,736	2,570,112	3,872,649	19,469,456	5,314,927

UNIT VALUE
Level 1	$27.94	$44.32	$41.73	$34.33	$33.15
Level 2	$27.64	$43.85	$41.29	$33.97	$32.80
Level 3	$27.36	$43.40	$40.87	$33.62	$32.46
Level 4	$28.43	$42.51	$35.33	$32.93	$35.03

	TIAA-CREF International Equity Index Fund Sub-Account	TIAA-CREF Large-Cap Growth Fund Sub-Account	TIAA-CREF Large-Cap Growth Index Fund Sub-Account	TIAA-CREF Large-Cap Value Fund Sub-Account	TIAA-CREF Large-Cap Value Index Fund Sub-Account

INVESTMENT INCOME
Dividends	$6,467,536	$130,418	$971,804	$4,313,969	$1,644,889

EXPENSES
Administrative expenses	154,328	193,424	31,945	1,042,701	44,198
Mortality and expense risk charges	97,778	14,569	26,905	128,708	34,276
Total expenses	252,106	207,993	58,850	1,171,409	78,474
Net investment income (loss)	6,215,430	(77,575)	912,954	3,142,560	1,566,415

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(177,607)	1,127,393	1,241,265	2,223,731	1,758,671
Capital gain distributions	—	2,405,503	219,698	21,682,581	2,172,104
Net realized gain (loss)	(177,607)	3,532,896	1,460,963	23,906,312	3,930,775
Net change in unrealized appreciation (depreciation) on investments	32,908,796	6,297,334	13,021,637	44,199,470	12,559,372
Net realized and unrealized gain (loss) on investments	32,731,189	9,830,230	14,482,600	68,105,782	16,490,147
Net increase (decrease) in net assets from operations	$38,946,619	$9,752,655	$15,395,554	$71,248,342	$18,056,562

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-9

Statements of assets and liabilities

TIAA Separate Account VA-3   ■   December 31, 2013

	TIAA-CREF Lifecycle Retirement Income Fund Sub-Account	TIAA-CREF Lifecycle 2010 Fund Sub-Account	TIAA-CREF Lifecycle 2015 Fund Sub-Account	TIAA-CREF Lifecycle 2020 Fund Sub-Account	TIAA-CREF Lifecycle 2025 Fund Sub-Account

ASSETS
Investments, at value	$24,708,653	$70,523,427	$122,948,291	$178,286,829	$173,150,994
Total assets	24,708,653	70,523,427	122,948,291	178,286,829	173,150,994

NET ASSETS
Accumulation fund	$21,616,195	$70,523,427	$122,948,291	$178,286,829	$173,150,994
Annuity fund	3,092,458	—	—	—	—

Net assets	$24,708,653	$70,523,427	$122,948,291	$178,286,829	$173,150,994

Investments, at cost	$23,253,259	$64,088,687	$117,141,423	$165,181,197	$155,419,327
Shares held in corresponding Funds	2,248,285	6,268,749	11,731,707	16,915,259	16,350,424

UNIT VALUE
Level 1	$33.78	$35.24	$35.04	$34.81	$34.69
Level 2	$33.46	$34.86	$34.67	$34.45	$34.33
Level 3	$33.18	$34.50	$34.31	$34.09	$33.97
Level 4	$32.62	$33.80	$33.61	$33.39	$33.27

Statements of operations

TIAA Separate Account VA-3   ■   For the period or year ended December 31, 2013

	TIAA-CREF Lifecycle Retirement Income Fund Sub-Account	TIAA-CREF Lifecycle 2010 Fund Sub-Account	TIAA-CREF Lifecycle 2015 Fund Sub-Account	TIAA-CREF Lifecycle 2020 Fund Sub-Account	TIAA-CREF Lifecycle 2025 Fund Sub-Account

INVESTMENT INCOME
Dividends	$573,301	$2,353,905	$3,749,147	$5,609,073	$5,708,782

EXPENSES
Administrative expenses	87,382	216,932	381,401	542,100	531,409
Mortality and expense risk charges	10,924	31,491	52,334	72,033	70,131
Total expenses	98,306	248,423	433,735	614,133	601,540
Net investment income (loss)	474,995	2,105,482	3,315,412	4,994,940	5,107,242

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	600,965	1,522,368	1,819,616	2,576,820	2,068,092
Capital gain distributions	225,155	671,501	4,627,182	5,985,044	5,764,711
Net realized gain (loss)	826,120	2,193,869	6,446,798	8,561,864	7,832,803
Net change in unrealized appreciation (depreciation) on investments	554,413	2,645,963	3,471,671	7,930,489	11,347,001
Net realized and unrealized gain (loss) on investments	1,380,533	4,839,832	9,918,469	16,492,353	19,179,804
Net increase (decrease) in net assets from operations	$1,855,528	$6,945,314	$13,233,881	$21,487,293	$24,287,046

B-10	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Lifecycle 2030 Fund Sub-Account	TIAA-CREF Lifecycle 2035 Fund Sub-Account	TIAA-CREF Lifecycle 2040 Fund Sub-Account	TIAA-CREF Lifecycle 2045 Fund Sub-Account	TIAA-CREF Lifecycle 2050 Fund Sub-Account

ASSETS
Investments, at value	$163,576,388	$165,328,504	$206,401,676	$91,183,062	$65,648,225
Total assets	163,576,388	165,328,504	206,401,676	91,183,062	65,648,225

NET ASSETS
Accumulation fund	$163,576,388	$165,328,504	$206,401,676	$91,183,062	$65,648,225

Net assets	$163,576,388	$165,328,504	$206,401,676	$91,183,062	$65,648,225

Investments, at cost	$142,444,650	$142,035,151	$174,024,330	$76,156,079	$55,511,078
Shares held in corresponding Funds	15,460,906	15,451,262	19,093,587	8,403,969	6,067,304

UNIT VALUE
Level 1	$34.44	$34.80	$35.42	$34.01	$33.64
Level 2	$34.08	$34.44	$35.04	$33.69	$33.33
Level 3	$33.73	$34.08	$34.68	$33.40	$33.05
Level 4	$33.03	$33.38	$33.97	$32.84	$32.49

	TIAA-CREF Lifecycle 2030 Fund Sub-Account	TIAA-CREF Lifecycle 2035 Fund Sub-Account	TIAA-CREF Lifecycle 2040 Fund Sub-Account	TIAA-CREF Lifecycle 2045 Fund Sub-Account	TIAA-CREF Lifecycle 2050 Fund Sub-Account

INVESTMENT INCOME
Dividends	$5,607,464	$5,809,349	$7,451,581	$3,007,445	$2,148,731

EXPENSES
Administrative expenses	480,632	432,389	464,356	329,255	240,454
Mortality and expense risk charges	66,077	65,405	82,033	33,715	23,373
Total expenses	546,709	497,794	546,389	362,970	263,827
Net investment income (loss)	5,060,755	5,311,555	6,905,192	2,644,475	1,884,904

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	1,538,171	1,647,089	1,118,845	339,189	274,726
Capital gain distributions	5,425,676	5,758,035	7,620,287	810,144	547,130
Net realized gain (loss)	6,963,847	7,405,124	8,739,132	1,149,333	821,856
Net change in unrealized appreciation (depreciation) on investments	13,894,676	15,866,864	22,305,394	11,688,106	8,033,656
Net realized and unrealized gain (loss) on investments	20,858,523	23,271,988	31,044,526	12,837,439	8,855,512
Net increase (decrease) in net assets from operations	$25,919,278	$28,583,543	$37,949,718	$15,481,914	$10,740,416

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-11

Statements of assets and liabilities

TIAA Separate Account VA-3  ■  December 31, 2013

	TIAA-CREF Lifecycle 2055 Fund Sub-Account	TIAA-CREF Mid-Cap Growth Fund Sub-Account	TIAA-CREF Mid-Cap Value Fund Sub-Account	TIAA-CREF Money Market Fund Sub-Account	TIAA-CREF Real Estate Securities Fund Sub-Account

ASSETS
Investments, at value	$261,072	$149,841,525	$397,881,596	$6,913,476	$54,167,099
Total assets	261,072	149,841,525	397,881,596	6,913,476	54,167,099

NET ASSETS
Accumulation fund	$261,072	$149,841,525	$397,881,596	$6,913,476	$54,167,099

Net assets	$261,072	$149,841,525	$397,881,596	$6,913,476	$54,167,099

Investments, at cost	$247,526	$135,820,922	$298,320,069	$6,913,476	$51,103,619
Shares held in corresponding Funds	21,684	6,475,433	17,466,268	6,913,476	4,411,002

UNIT VALUE
Level 1	$32.92	$44.07	$38.28	$26.84	$24.64
Level 2	$32.81	$43.60	$37.87	$26.55	$24.38
Level 3	$32.73	$43.15	$37.48	$26.28	$24.13
Level 4	$32.57	$42.27	$36.71	$25.74	$23.63

Statements of operations

TIAA Separate Account VA-3  ■  For the period or year ended December 31, 2013

	TIAA-CREF Lifecycle 2055 Fund Sub-Account	TIAA-CREF Mid-Cap Growth Fund Sub-Account	TIAA-CREF Mid-Cap Value Fund Sub-Account	TIAA-CREF Money Market Fund Sub-Account	TIAA-CREF Real Estate Securities Fund Sub-Account

INVESTMENT INCOME
Dividends	$8,154	$347,561	$4,719,597	$876	$1,008,623

EXPENSES
Administrative expenses	615	364,768	889,330	24,171	307,667
Mortality and expense risk charges	46	60,576	166,455	2,812	25,772
Total expenses	661	425,344	1,055,785	26,983	333,439
Net investment income (loss)	7,493	(77,783)	3,663,812	(26,107)	675,184

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	583	5,024,268	3,752,525	—	1,465,915
Capital gain distributions	1,507	17,861,139	22,872,797	—	859,684
Net realized gain (loss)	2,090	22,885,407	26,625,322	—	2,325,599
Net change in unrealized appreciation (depreciation) on investments	13,537	13,968,738	60,060,967	—	(3,002,021)
Net realized and unrealized gain (loss) on investments	15,627	36,854,145	86,686,289	—	(676,422)
Net increase (decrease) in net assets from operations	$23,120	$36,776,362	$90,350,101	$(26,107)	$(1,238)

B-12	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF S&P 500 Index Fund Sub-Account	TIAA-CREF Short-Term Bond Fund Sub-Account	TIAA-CREF Small-Cap Blend Index Fund Sub-Account	TIAA-CREF Small-Cap Equity Fund Sub-Account	TIAA-CREF Social Choice Equity Fund Sub-Account

ASSETS
Investments, at value	$91,620,593	$12,520,562	$221,083,432	$144,512,136	$43,567,496
Total assets	91,620,593	12,520,562	221,083,432	144,512,136	43,567,496

NET ASSETS
Accumulation fund	$91,620,593	$12,520,562	$221,083,432	$144,512,136	$43,567,496

Net assets	$91,620,593	$12,520,562	$221,083,432	$144,512,136	$43,567,496

Investments, at cost	$72,992,994	$12,565,696	$169,686,173	$116,311,842	$33,930,261
Shares held in corresponding Funds	4,434,685	1,205,059	11,747,260	7,670,496	2,814,438

UNIT VALUE
Level 1	$36.81	$31.57	$39.79	$38.06	$37.67
Level 2	$36.43	$31.24	$39.37	$37.66	$37.27
Level 3	$36.05	$30.92	$38.97	$37.27	$36.89
Level 4	$35.23	$25.89	$38.17	$36.51	$36.13

	TIAA-CREF S&P 500 Index Fund Sub-Account	TIAA-CREF Short-Term Bond Fund Sub-Account	TIAA-CREF Small-Cap Blend Index Fund Sub-Account	TIAA-CREF Small-Cap Equity Fund Sub-Account	TIAA-CREF Social Choice Equity Fund Sub-Account

INVESTMENT INCOME
Dividends	$1,547,593	$167,384	$2,919,220	$1,125,598	$583,525

EXPENSES
Administrative expenses	47,639	18,351	442,056	343,735	165,806
Mortality and expense risk charges	36,498	5,999	80,017	57,218	16,348
Total expenses	84,137	24,350	522,073	400,953	182,154
Net investment income (loss)	1,463,456	143,034	2,397,174	724,645	401,371

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	4,609,982	28,560	1,364,640	2,859,663	1,314,908
Capital gain distributions	—	24,815	6,432,419	11,109,112	372,604
Net realized gain (loss)	4,609,982	53,375	7,797,059	13,968,775	1,687,512
Net change in unrealized appreciation (depreciation) on investments	13,679,688	(174,400)	40,542,248	22,738,513	6,980,954
Net realized and unrealized gain (loss) on investments	18,289,670	(121,025)	48,339,307	36,707,288	8,668,466
Net increase (decrease) in net assets from operations	$19,753,126	$22,009	$50,736,454	$37,431,933	$9,069,837

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-13

Statements of assets and liabilities

TIAA Separate Account VA-3  ■  December 31, 2013

	American Funds EuroPacific Growth Fund (Class R-5) Sub-Account	American Funds Washington Mutual Investors Fund (Class R-5) Sub-Account	DFA Emerging Markets Portfolio (Institutional Class) Sub-Account	Dodge & Cox International Stock Fund Sub-Account	T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account

ASSETS
Investments, at value	$121,187,437	$43,764,413	$3,870,249	$8,563,041	$44,368,745
Total assets	121,187,437	43,764,413	3,870,249	8,563,041	44,368,745

NET ASSETS
Accumulation fund	$121,187,437	$43,764,413	$3,870,249	$8,563,041	$44,368,745

Net assets	$121,187,437	$43,764,413	$3,870,249	$8,563,041	$44,368,745

Investments, at cost	$98,530,410	$35,212,471	$3,863,872	$6,998,041	$32,146,050
Shares held in corresponding Funds	2,474,223	1,110,490	149,085	198,955	1,627,614

UNIT VALUE
Level 1	$33.35	$36.84	$22.55	$29.48	$46.71
Level 2	$33.00	$36.45	$22.43	$29.32	$46.21
Level 3	$32.66	$36.07	$22.34	$29.21	$45.74
Level 4	$31.80	$33.77	$22.16	$28.97	$38.05

Statements of operations

TIAA Separate Account VA-3  ■  For the period or year ended December 31, 2013

	American Funds EuroPacific Growth Fund (Class R-5) Sub-Account	American Funds Washington Mutual Investors Fund (Class R-5) Sub-Account	DFA Emerging Markets Portfolio (Institutional Class) Sub-Account	Dodge & Cox International Stock Fund Sub-Account	T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account

INVESTMENT INCOME
Dividends	$1,433,298	$952,622	$76,061	$135,711	$15,963

EXPENSES
Administrative expenses	46,178	17,773	4,345	6,087	20,439
Mortality and expense risk charges	44,263	17,516	1,807	3,032	16,042
Total expenses	90,441	35,289	6,152	9,119	36,481
Net investment income (loss)	1,342,857	917,333	69,909	126,592	(20,518)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	597,569	1,326,088	50,209	149,965	2,566,949
Capital gain distributions	—	841,605	22,292	—	—
Net realized gain (loss)	597,569	2,167,693	72,501	149,965	2,566,949
Net change in unrealized appreciation (depreciation) on investments	15,603,263	6,580,059	(250,530)	1,194,284	9,481,959
Net realized and unrealized gain (loss) on investments	16,200,832	8,747,752	(178,029)	1,344,249	12,048,908
Net increase (decrease) in net assets from operations	$17,543,689	$9,665,085	$(108,120)	$1,470,841	$12,028,390

B-14	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Vanguard Emerging Markets Stock Index Fund (Signal Shares) Sub-Account	Vanguard Explorer Fund (Investor Shares) Sub-Account	Vanguard Intermediate-Term Treasury Fund (Investor Shares) Sub-Account	Vanguard Selected Value Fund (Investor Shares) Sub-Account	Vanguard Small-Cap Value Index Fund (Investor Shares) Sub-Account

ASSETS
Investments, at value	$3,826,336	$8,634,171	$706,936	$58,814,698	$10,194,440
Total assets	3,826,336	8,634,171	706,936	58,814,698	10,194,440

NET ASSETS
Accumulation fund	$3,826,336	$8,634,171	$706,936	$58,814,698	$10,194,440

Net assets	$3,826,336	$8,634,171	$706,936	$58,814,698	$10,194,440

Investments, at cost	$3,882,620	$7,437,244	$739,718	$51,326,417	$8,166,882
Shares held in corresponding Funds	117,193	83,503	63,573	2,085,628	436,967

UNIT VALUE
Level 1	$21.74	$36.19	$26.88	$37.57	$35.58
Level 2	$21.62	$36.00	$26.74	$37.37	$35.39
Level 3	$21.54	$35.85	$26.63	$37.22	$35.24
Level 4	$21.37	$35.57	$26.42	$36.92	$34.96

	Vanguard Emerging Markets Stock Index Fund (Signal Shares) Sub-Account	Vanguard Explorer Fund (Investor Shares) Sub-Account	Vanguard Intermediate-Term Treasury Fund (Investor Shares) Sub-Account	Vanguard Selected Value Fund (Investor Shares) Sub-Account	Vanguard Small-Cap Value Index Fund (Investor Shares) Sub-Account

INVESTMENT INCOME
Dividends	$86,841	$2,949	$10,285	$638,192	$171,583

EXPENSES
Administrative expenses	3,045	6,457	1,149	17,100	9,185
Mortality and expense risk charges	1,505	3,042	351	16,112	3,648
Total expenses	4,550	9,499	1,500	33,212	12,833
Net investment income (loss)	82,291	(6,550)	8,785	604,980	158,750

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(2,133)	414,974	(4,046)	136,955	310,319
Capital gain distributions	—	797,736	3,392	2,359,376	—
Net realized gain (loss)	(2,133)	1,212,710	(654)	2,496,331	310,319
Net change in unrealized appreciation (depreciation) on investments	(204,327)	980,755	(30,345)	7,513,960	1,729,937
Net realized and unrealized gain (loss) on investments	(206,460)	2,193,465	(30,999)	10,010,291	2,040,256
Net increase (decrease) in net assets from operations	$(124,169)	$2,186,915	$(22,214)	$10,615,271	$2,199,006

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-15

Statements of assets and liabilities

concluded

TIAA Separate Account VA-3  ■  December 31, 2013

	Vanguard Wellington Fund (Investor Shares) Sub-Account	Western Asset Core Plus Bond Fund (Class I) Sub-Account

ASSETS
Investments, at value	$29,169,586	$46,539,335
Total assets	29,169,586	46,539,335

NET ASSETS
Accumulation fund	$29,169,586	$46,539,335

Net assets	$29,169,586	$46,539,335

Investments, at cost	$27,521,911	$47,054,488
Shares held in corresponding Funds	768,835	4,159,011

UNIT VALUE
Level 1	$32.56	$37.13
Level 2	$32.39	$36.74
Level 3	$32.26	$36.36
Level 4	$32.00	$27.30

Statements of operations

TIAA Separate Account VA-3  ■  For the period or year ended December 31, 2013

	Vanguard Wellington Fund (Investor Shares) Sub-Account	Western Asset Core Plus Bond Fund (Class I) Sub-Account

INVESTMENT INCOME
Dividends	$568,591	$1,477,719

EXPENSES
Administrative expenses	22,865	32,018
Mortality and expense risk charges	10,333	23,680
Total expenses	33,198	55,698
Net investment income (loss)	535,393	1,422,021

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	396,826	695,733
Capital gain distributions	1,122,521	—
Net realized gain (loss)	1,519,347	695,733
Net change in unrealized appreciation (depreciation) on investments	1,501,629	(2,814,176)
Net realized and unrealized gain (loss) on investments	3,020,976	(2,118,443)
Net increase (decrease) in net assets from operations	$3,556,369	$(696,422)

B-16	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

Statements of changes in net assets

TIAA Separate Account VA-3  ■  For the period or year ended

	TIAA-CREF Bond Fund Sub-Account		TIAA-CREF Bond Index Fund Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

FROM OPERATIONS
Net investment income (loss)	$345,117	$589,688	$231,776	$102,782
Net realized gain (loss)	189,823	299,200	(11,797)	26,870
Net change in unrealized appreciation (depreciation) on investments	(890,019)	156,936	(537,308)	61,493
Net increase (decrease) in net assets resulting from operations	(355,079)	1,045,824	(317,329)	191,145

FROM CONTRACTOWNER TRANSACTIONS
Premiums	8,361,905	4,144,006	12,701,854	4,962,268
Net contractowner transfers between Sub-Accounts	492,268	(202,309)	133,957	481,239
Withdrawals and contract benefits	(3,597,605)	(2,497,582)	(3,637,367)	(1,472,986)
Net increase (decrease) in net assets resulting from contractowner transactions	5,256,568	1,444,115	9,198,444	3,970,521
Net increase (decrease) in net assets	4,901,489	2,489,939	8,881,115	4,161,666

NET ASSETS
Beginning of period	17,508,068	15,018,129	7,946,314	3,784,648
End of period	$22,409,557	$17,508,068	$16,827,429	$7,946,314

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	511,757	468,053	288,901	143,178
Units purchased	247,907	124,669	470,091	182,772
Units sold/transferred	(92,178)	(80,965)	(131,476)	(37,049)
End of period	667,486	511,757	627,516	288,901

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-17

Statements of changes in net assets

TIAA Separate Account VA-3  ■  For the period or year ended

	TIAA-CREF Bond Plus Fund Sub-Account		TIAA-CREF Emerging Markets Equity Fund Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

FROM OPERATIONS
Net investment income (loss)	$845,871	$1,064,054	$3,884	$4,555
Net realized gain (loss)	339,940	386,234	39,905	2,039
Net change in unrealized appreciation (depreciation) on investments	(1,825,228)	661,836	(40,463)	56,039
Net increase (decrease) in net assets resulting from operations	(639,417)	2,112,124	3,326	62,633

FROM CONTRACTOWNER TRANSACTIONS
Premiums	22,973,168	17,366,904	420,228	798,392
Net contractowner transfers between Sub-Accounts	(698,833)	670,736	(85,793)	78,098
Withdrawals and contract benefits	(14,509,072)	(5,489,702)	(147,706)	(433,345)
Net increase (decrease) in net assets resulting from contractowner transactions	7,765,263	12,547,938	186,729	443,145
Net increase (decrease) in net assets	7,125,846	14,660,062	190,055	505,778

NET ASSETS
Beginning of period	36,932,571	22,272,509	523,728	17,950
End of period	$44,058,417	$36,932,571	$713,783	$523,728

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	1,082,740	703,993	22,868	950
Units purchased	678,475	526,110	18,727	38,311
Units sold/transferred	(450,739)	(147,363)	(10,016)	(16,393)
End of period	1,310,476	1,082,740	31,579	22,868

B-18	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Emerging Markets Equity Index Fund Sub-Account		TIAA-CREF Equity Index Fund Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

FROM OPERATIONS
Net investment income (loss)	$10,862	$4,192	$860,031	$514,881
Net realized gain (loss)	3,065	16,838	3,209,706	1,317,956
Net change in unrealized appreciation (depreciation) on investments	(18,442)	13,821	9,521,402	2,356,464
Net increase (decrease) in net assets resulting from operations	(4,515)	34,851	13,591,139	4,189,301

FROM CONTRACTOWNER TRANSACTIONS
Premiums	555,729	361,683	23,816,236	11,600,329
Net contractowner transfers between Sub-Accounts	(34,213)	27,280	(372,699)	(324,035)
Withdrawals and contract benefits	(238,435)	(234,179)	(10,237,632)	(4,983,767)
Net increase (decrease) in net assets resulting from contractowner transactions	283,081	154,784	13,205,905	6,292,527
Net increase (decrease) in net assets	278,566	189,635	26,797,044	10,481,828

NET ASSETS
Beginning of period	367,935	178,300	35,154,589	24,672,761
End of period	$646,501	$367,935	$61,951,633	$35,154,589

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	15,991	9,271	1,256,314	1,021,825
Units purchased	25,480	17,141	731,457	435,611
Units sold/transferred	(12,095)	(10,421)	(322,082)	(201,122)
End of period	29,376	15,991	1,665,689	1,256,314

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-19

Statements of changes in net assets

TIAA Separate Account VA-3  ■  For the period or year ended

	TIAA-CREF Growth & Income Fund Sub-Account		TIAA-CREF High-Yield Fund Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

FROM OPERATIONS
Net investment income (loss)	$1,345,054	$1,816,007	$484,675	$356,060
Net realized gain (loss)	23,516,629	7,327,170	362,717	148,134
Net change in unrealized appreciation (depreciation) on investments	19,681,415	4,737,606	(350,369)	272,085
Net increase (decrease) in net assets resulting from operations	44,543,098	13,880,783	497,023	776,279

FROM CONTRACTOWNER TRANSACTIONS
Premiums	47,547,229	52,831,822	4,662,651	3,416,237
Net contractowner transfers between Sub-Accounts	(3,953,024)	846,236	(585,808)	1,314,922
Withdrawals and contract benefits	(30,356,105)	(17,966,416)	(2,369,562)	(1,624,282)
Net increase (decrease) in net assets resulting from contractowner transactions	13,238,100	35,711,642	1,707,281	3,106,877
Net increase (decrease) in net assets	57,781,198	49,592,425	2,204,304	3,883,156

NET ASSETS
Beginning of period	125,435,834	75,843,409	7,530,310	3,647,154
End of period	$183,217,032	$125,435,834	$9,734,614	$7,530,310

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	3,893,594	2,730,151	188,968	103,851
Units purchased	1,278,839	1,707,557	114,365	90,377
Units sold/transferred	(922,214)	(544,114)	(70,558)	(5,260)
End of period	4,250,219	3,893,594	232,775	188,968

B-20	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Inflation-Linked Bond Fund Sub-Account		TIAA-CREF International Equity Fund Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

FROM OPERATIONS
Net investment income (loss)	$34,340	$97,518	$2,742,148	$2,184,414
Net realized gain (loss)	119,461	142,430	3,265,272	(2,241,057)
Net change in unrealized appreciation (depreciation) on investments	(815,326)	65,572	36,026,982	33,289,623
Net increase (decrease) in net assets resulting from operations	(661,525)	305,520	42,034,402	33,232,980

FROM CONTRACTOWNER TRANSACTIONS
Premiums	2,341,088	3,269,536	77,286,225	48,772,820
Net contractowner transfers between Sub-Accounts	(758,218)	(37,102)	(2,193,095)	(3,455,329)
Withdrawals and contract benefits	(2,468,490)	(1,275,752)	(33,578,138)	(18,047,740)
Net increase (decrease) in net assets resulting from contractowner transactions	(885,620)	1,956,682	41,514,992	27,269,751
Net increase (decrease) in net assets	(1,547,145)	2,262,202	83,549,394	60,502,731

NET ASSETS
Beginning of period	7,491,883	5,229,681	157,582,645	97,079,914
End of period	$5,944,738	$7,491,883	$241,132,039	$157,582,645

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	204,124	150,624	6,979,224	5,603,357
Units purchased	66,946	90,896	3,144,273	2,469,510
Units sold/transferred	(92,165)	(37,396)	(1,448,544)	(1,093,643)
End of period	178,905	204,124	8,674,953	6,979,224

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-21

Statements of changes in net assets

TIAA Separate Account VA-3  ■  For the period or year ended

	TIAA-CREF International Equity Index Fund Sub-Account		TIAA-CREF Large-Cap Growth Fund Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

FROM OPERATIONS
Net investment income (loss)	$6,215,430	$4,389,274	$(77,575)	$(47,800)
Net realized gain (loss)	(177,607)	(352,030)	3,532,896	1,570,977
Net change in unrealized appreciation (depreciation) on investments	32,908,796	17,071,666	6,297,334	1,209,100
Net increase (decrease) in net assets resulting from operations	38,946,619	21,108,910	9,752,655	2,732,277

FROM CONTRACTOWNER TRANSACTIONS
Premiums	73,687,473	56,916,486	14,595,842	11,844,796
Net contractowner transfers between Sub-Accounts	(1,478,556)	4,004,226	(1,583,194)	(834,626)
Withdrawals and contract benefits	(30,579,643)	(11,482,555)	(6,540,352)	(6,272,315)
Net increase (decrease) in net assets resulting from contractowner transactions	41,629,274	49,438,157	6,472,296	4,737,855
Net increase (decrease) in net assets	80,575,893	70,547,067	16,224,951	7,470,132

NET ASSETS
Beginning of period	156,094,115	85,547,048	22,943,554	15,473,422
End of period	$236,670,008	$156,094,115	$39,168,505	$22,943,554

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	6,816,423	4,443,929	747,122	585,425
Units purchased	2,924,106	2,737,686	407,705	400,975
Units sold/transferred	(1,256,296)	(365,192)	(235,417)	(239,278)
End of period	8,484,233	6,816,423	919,410	747,122

B-22	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Large-Cap Growth Index Fund Sub-Account		TIAA-CREF Large-Cap Value Fund Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

FROM OPERATIONS
Net investment income (loss)	$912,954	$610,794	$3,142,560	$2,325,773
Net realized gain (loss)	1,460,963	1,732,826	23,906,312	2,637,223
Net change in unrealized appreciation (depreciation) on investments	13,021,637	1,642,901	44,199,470	16,677,945
Net increase (decrease) in net assets resulting from operations	15,395,554	3,986,521	71,248,342	21,640,941

FROM CONTRACTOWNER TRANSACTIONS
Premiums	32,394,540	14,534,365	136,805,142	62,142,575
Net contractowner transfers between Sub-Accounts	(235,565)	333,280	13,465,260	(330,523)
Withdrawals and contract benefits	(9,769,144)	(7,705,550)	(43,649,870)	(19,318,719)
Net increase (decrease) in net assets resulting from contractowner transactions	22,389,831	7,162,095	106,620,532	42,493,333
Net increase (decrease) in net assets	37,785,385	11,148,616	177,868,874	64,134,274

NET ASSETS
Beginning of period	35,794,944	24,646,328	164,209,473	100,075,199
End of period	$73,580,329	$35,794,944	$342,078,347	$164,209,473

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	1,143,058	905,822	6,556,236	4,750,474
Units purchased	893,889	478,419	4,609,338	2,650,003
Units sold/transferred	(272,576)	(241,183)	(972,856)	(844,241)
End of period	1,764,371	1,143,058	10,192,718	6,556,236

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-23

Statements of changes in net assets

TIAA Separate Account VA-3  ■  For the period or year ended

	TIAA-CREF Large-Cap Value Index Fund Sub-Account		TIAA-CREF Lifecycle Retirement Income Fund Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

FROM OPERATIONS
Net investment income (loss)	$1,566,415	$1,234,022	$474,995	$394,306
Net realized gain (loss)	3,930,775	1,134,378	826,120	435,801
Net change in unrealized appreciation (depreciation) on investments	12,559,372	2,967,978	554,413	768,478
Net increase (decrease) in net assets resulting from operations	18,056,562	5,336,378	1,855,528	1,598,585

FROM CONTRACTOWNER TRANSACTIONS
Premiums	37,780,668	17,281,661	10,882,511	6,927,625
Net contractowner transfers between Sub-Accounts	(509,257)	968,094	(208,845)	525,359
Annuity payments	—	—	(231,392)	(212,359)
Withdrawals and contract benefits	(14,554,495)	(4,342,289)	(6,033,466)	(4,270,359)
Net increase (decrease) in net assets resulting from contractowner transactions	22,716,916	13,907,466	4,408,808	2,970,266
Net increase (decrease) in net assets	40,773,478	19,243,844	6,264,336	4,568,851

NET ASSETS
Beginning of period	45,700,383	26,456,539	18,444,317	13,875,466
End of period	$86,473,861	$45,700,383	$24,708,653	$18,444,317

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	1,823,156	1,237,549	528,414	400,383
Units purchased	1,276,805	731,035	332,697	240,961
Units sold/transferred	(490,333)	(145,428)	(208,504)	(112,930)
End of period	2,609,628	1,823,156	652,607	528,414

B-24	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Lifecycle 2010 Fund Sub-Account		TIAA-CREF Lifecycle 2015 Fund Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

FROM OPERATIONS
Net investment income (loss)	$2,105,482	$1,330,816	$3,315,412	$2,306,576
Net realized gain (loss)	2,193,869	1,511,855	6,446,798	3,527,819
Net change in unrealized appreciation (depreciation) on investments	2,645,963	2,437,315	3,471,671	2,638,687
Net increase (decrease) in net assets resulting from operations	6,945,314	5,279,986	13,233,881	8,473,082

FROM CONTRACTOWNER TRANSACTIONS
Premiums	21,590,729	19,099,023	43,511,361	31,142,621
Net contractowner transfers between Sub-Accounts	(2,175,438)	(481,591)	(2,278,667)	(1,522,590)
Withdrawals and contract benefits	(11,041,863)	(7,560,932)	(16,838,988)	(11,504,595)
Net increase (decrease) in net assets resulting from contractowner transactions	8,373,428	11,056,500	24,393,706	18,115,436
Net increase (decrease) in net assets	15,318,742	16,336,486	37,627,587	26,588,518

NET ASSETS
Beginning of period	55,204,685	38,868,199	85,320,704	58,732,186
End of period	$70,523,427	$55,204,685	$122,948,291	$85,320,704

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	1,779,450	1,402,946	2,818,797	2,189,793
Units purchased	663,922	645,674	1,351,704	1,078,719
Units sold/transferred	(403,205)	(269,170)	(588,497)	(449,715)
End of period	2,040,167	1,779,450	3,582,004	2,818,797

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-25

Statements of changes in net assets

TIAA Separate Account VA-3  ■  For the period or year ended

	TIAA-CREF Lifecycle 2020 Fund Sub-Account		TIAA-CREF Lifecycle 2025 Fund Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

FROM OPERATIONS
Net investment income (loss)	$4,994,940	$2,857,483	$5,107,242	$2,736,447
Net realized gain (loss)	8,561,864	2,931,320	7,832,803	3,261,711
Net change in unrealized appreciation (depreciation) on investments	7,930,489	5,173,658	11,347,001	5,465,105
Net increase (decrease) in net assets resulting from operations	21,487,293	10,962,461	24,287,046	11,463,263

FROM CONTRACTOWNER TRANSACTIONS
Premiums	66,492,798	43,827,951	54,905,648	44,182,264
Net contractowner transfers between Sub-Accounts	(2,587,512)	(1,274,900)	(1,231,620)	(1,581,370)
Withdrawals and contract benefits	(16,915,873)	(8,301,025)	(14,874,255)	(7,344,614)
Net increase (decrease) in net assets resulting from contractowner transactions	46,989,413	34,252,026	38,799,773	35,256,280
Net increase (decrease) in net assets	68,476,706	45,214,487	63,086,819	46,719,543

NET ASSETS
Beginning of period	109,810,123	64,595,636	110,064,175	63,344,632
End of period	$178,286,829	$109,810,123	$173,150,994	$110,064,175

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	3,733,258	2,502,686	3,847,479	2,545,917
Units purchased	2,100,215	1,570,331	1,767,729	1,631,546
Units sold/transferred	(600,022)	(339,759)	(513,954)	(329,984)
End of period	5,233,451	3,733,258	5,101,254	3,847,479

B-26	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Lifecycle 2030 Fund Sub-Account		TIAA-CREF Lifecycle 2035 Fund Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

FROM OPERATIONS
Net investment income (loss)	$5,060,755	$2,377,548	$5,311,555	$2,080,415
Net realized gain (loss)	6,963,847	2,811,291	7,405,124	2,917,821
Net change in unrealized appreciation (depreciation) on investments	13,894,676	6,544,461	15,866,864	6,605,080
Net increase (decrease) in net assets resulting from operations	25,919,278	11,733,300	28,583,543	11,603,316

FROM CONTRACTOWNER TRANSACTIONS
Premiums	47,458,211	36,957,219	50,058,343	37,267,993
Net contractowner transfers between Sub-Accounts	(2,485,118)	(244,977)	(1,384,493)	(704,043)
Withdrawals and contract benefits	(11,707,936)	(6,344,476)	(11,813,618)	(6,056,161)
Net increase (decrease) in net assets resulting from contractowner transactions	33,265,157	30,367,766	36,860,232	30,507,789
Net increase (decrease) in net assets	59,184,435	42,101,066	65,443,775	42,111,105

NET ASSETS
Beginning of period	104,391,953	62,290,887	99,884,729	57,773,624
End of period	$163,576,388	$104,391,953	$165,328,504	$99,884,729

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	3,757,465	2,597,727	3,628,890	2,449,778
Units purchased	1,553,460	1,408,431	1,635,359	1,438,363
Units sold/transferred	(462,356)	(248,693)	(422,628)	(259,251)
End of period	4,848,569	3,757,465	4,841,621	3,628,890

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-27

Statements of changes in net assets

TIAA Separate Account VA-3  ■  For the period or year ended

	TIAA-CREF Lifecycle 2040 Fund Sub-Account		TIAA-CREF Lifecycle 2045 Fund Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

FROM OPERATIONS
Net investment income (loss)	$6,905,192	$2,630,032	$2,644,475	$726,921
Net realized gain (loss)	8,739,132	4,141,346	1,149,333	526,273
Net change in unrealized appreciation (depreciation) on investments	22,305,394	8,372,394	11,688,106	3,681,075
Net increase (decrease) in net assets resulting from operations	37,949,718	15,143,772	15,481,914	4,934,269

FROM CONTRACTOWNER TRANSACTIONS
Premiums	56,256,788	43,591,789	33,780,625	23,494,730
Net contractowner transfers between Sub-Accounts	(472,160)	(724,364)	(92,021)	(70,515)
Withdrawals and contract benefits	(13,920,769)	(7,158,872)	(5,633,907)	(2,664,941)
Net increase (decrease) in net assets resulting from contractowner transactions	41,863,859	35,708,553	28,054,697	20,759,274
Net increase (decrease) in net assets	79,813,577	50,852,325	43,536,611	25,693,543

NET ASSETS
Beginning of period	126,588,099	75,735,774	47,646,451	21,952,908
End of period	$206,401,676	$126,588,099	$91,183,062	$47,646,451

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	4,563,644	3,192,670	1,800,953	970,648
Units purchased	1,814,735	1,672,747	1,135,865	940,165
Units sold/transferred	(457,737)	(301,773)	(191,331)	(109,860)
End of period	5,920,642	4,563,644	2,745,487	1,800,953

B-28	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Lifecycle 2050 Fund Sub-Account		TIAA-CREF Lifecycle 2055 Fund Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012(a)

FROM OPERATIONS
Net investment income (loss)	$1,884,904	$479,585	$7,493	$196
Net realized gain (loss)	821,856	292,442	2,090	61
Net change in unrealized appreciation (depreciation) on investments	8,033,656	2,449,884	13,537	9
Net increase (decrease) in net assets resulting from operations	10,740,416	3,221,911	23,120	266

FROM CONTRACTOWNER TRANSACTIONS
Premiums	27,235,263	16,830,764	234,087	12,200
Net contractowner transfers between Sub-Accounts	275,625	18,676	(570)	—
Withdrawals and contract benefits	(4,504,070)	(2,184,238)	(7,929)	(102)
Net increase (decrease) in net assets resulting from contractowner transactions	23,006,818	14,665,202	225,588	12,098
Net increase (decrease) in net assets	33,747,234	17,887,113	248,708	12,364

NET ASSETS
Beginning of period	31,900,991	14,013,878	12,364	—
End of period	$65,648,225	$31,900,991	$261,072	$12,364

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	1,220,162	626,229	475	—
Units purchased	926,055	681,960	7,829	480
Units sold/transferred	(145,559)	(88,027)	(303)	(5)
End of period	2,000,658	1,220,162	8,001	475

(a)	For the period August 10, 2012 to December 31, 2012.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-29

Statements of changes in net assets

TIAA Separate Account VA-3  ■  For the period or year ended

	TIAA-CREF Mid-Cap Growth Fund Sub-Account		TIAA-CREF Mid-Cap Value Fund Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

FROM OPERATIONS
Net investment income (loss)	$(77,783)	$418,830	$3,663,812	$3,587,603
Net realized gain (loss)	22,885,407	8,014,276	26,625,322	6,223,248
Net change in unrealized appreciation (depreciation) on investments	13,968,738	4,590,148	60,060,967	22,784,894
Net increase (decrease) in net assets resulting from operations	36,776,362	13,023,254	90,350,101	32,595,745

FROM CONTRACTOWNER TRANSACTIONS
Premiums	60,293,455	37,804,546	105,546,841	70,396,909
Net contractowner transfers between Sub-Accounts	(1,256,327)	(769,030)	(676,401)	(1,446,846)
Withdrawals and contract benefits	(40,152,502)	(29,237,904)	(56,472,320)	(28,289,086)
Net increase (decrease) in net assets resulting from contractowner transactions	18,884,626	7,797,612	48,398,120	40,660,977
Net increase (decrease) in net assets	55,660,988	20,820,866	138,748,221	73,256,722

NET ASSETS
Beginning of period	94,180,537	73,359,671	259,133,375	185,876,653
End of period	$149,841,525	$94,180,537	$397,881,596	$259,133,375

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	2,958,971	2,706,603	9,067,129	7,560,043
Units purchased	1,608,254	1,239,087	3,158,194	2,613,100
Units sold/transferred	(1,110,610)	(986,719)	(1,677,896)	(1,106,014)
End of period	3,456,615	2,958,971	10,547,427	9,067,129

B-30	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Money Market Fund Sub-Account		TIAA-CREF Real Estate Securities Fund Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

FROM OPERATIONS
Net investment income (loss)	$(26,107)	$(21,826)	$675,184	$386,865
Net realized gain (loss)	—	—	2,325,599	960,023
Net change in unrealized appreciation (depreciation) on investments	—	—	(3,002,021)	3,757,383
Net increase (decrease) in net assets resulting from operations	(26,107)	(21,826)	(1,238)	5,104,271

FROM CONTRACTOWNER TRANSACTIONS
Premiums	5,777,595	2,340,867	26,363,658	18,508,845
Net contractowner transfers between Sub-Accounts	667,857	100,887	(3,168,701)	1,023,515
Withdrawals and contract benefits	(3,433,366)	(1,934,823)	(11,471,004)	(6,494,461)
Net increase (decrease) in net assets resulting from contractowner transactions	3,012,086	506,931	11,723,953	13,037,899
Net increase (decrease) in net assets	2,985,979	485,105	11,722,715	18,142,170

NET ASSETS
Beginning of period	3,927,497	3,442,392	42,444,384	24,302,214
End of period	$6,913,476	$3,927,497	$54,167,099	$42,444,384

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	150,806	131,680	1,802,680	1,227,765
Units purchased	222,215	89,861	1,084,478	823,347
Units sold/transferred	(110,203)	(70,735)	(610,176)	(248,432)
End of period	262,818	150,806	2,276,982	1,802,680

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-31

Statements of changes in net assets

TIAA Separate Account VA-3  ■  For the period or year ended

	TIAA-CREF S&P 500 Index Fund Sub-Account		TIAA-CREF Short-Term Bond Fund Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

FROM OPERATIONS
Net investment income (loss)	$1,463,456	$1,107,200	$143,034	$163,279
Net realized gain (loss)	4,609,982	1,344,688	53,375	51,068
Net change in unrealized appreciation (depreciation) on investments	13,679,688	2,499,878	(174,400)	147,131
Net increase (decrease) in net assets resulting from operations	19,753,126	4,951,766	22,009	361,478

FROM CONTRACTOWNER TRANSACTIONS
Premiums	45,389,222	26,313,069	4,492,906	2,831,719
Net contractowner transfers between Sub-Accounts	452,838	1,157,684	48,449	(280,622)
Withdrawals and contract benefits	(24,570,860)	(9,046,707)	(3,268,645)	(1,880,413)
Net increase (decrease) in net assets resulting from contractowner transactions	21,271,200	18,424,046	1,272,710	670,684
Net increase (decrease) in net assets	41,024,326	23,375,812	1,294,719	1,032,162

NET ASSETS
Beginning of period	50,596,267	27,220,455	11,225,843	10,193,681
End of period	$91,620,593	$50,596,267	$12,520,562	$11,225,843

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	1,816,974	1,131,946	358,086	336,732
Units purchased	1,394,018	985,139	143,360	91,464
Units sold/transferred	(719,772)	(300,111)	(101,886)	(70,110)
End of period	2,491,220	1,816,974	399,560	358,086

B-32	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Small-Cap Blend Index Fund Sub-Account		TIAA-CREF Small-Cap Equity Fund Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

FROM OPERATIONS
Net investment income (loss)	$2,397,147	$1,665,581	$724,645	$780,290
Net realized gain (loss)	7,797,059	3,613,149	13,968,775	3,783,602
Net change in unrealized appreciation (depreciation) on investments	40,542,248	6,324,928	22,738,513	5,103,933
Net increase (decrease) in net assets resulting from operations	50,736,454	11,603,658	37,431,933	9,667,825

FROM CONTRACTOWNER TRANSACTIONS
Premiums	88,327,777	31,918,644	37,268,284	31,299,191
Net contractowner transfers between Sub-Accounts	6,249,727	(34,524)	98,659	(2,620,236)
Withdrawals and contract benefits	(21,699,154)	(10,660,350)	(21,635,322)	(12,750,564)
Net increase (decrease) in net assets resulting from contractowner transactions	72,878,350	21,223,770	15,731,621	15,928,391
Net increase (decrease) in net assets	123,614,804	32,827,428	53,163,554	25,596,216

NET ASSETS
Beginning of period	97,468,628	64,641,200	91,348,582	65,752,366
End of period	$221,083,432	$97,468,628	$144,512,136	$91,348,582

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	3,444,880	2,658,338	3,401,085	2,779,342
Units purchased	2,605,539	1,199,949	1,163,180	1,222,147
Units sold/transferred	(412,947)	(413,407)	(705,163)	(600,404)
End of period	5,637,472	3,444,880	3,859,102	3,401,085

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-33

Statements of changes in net assets

TIAA Separate Account VA-3  ■  For the period or year ended

	TIAA-CREF Social Choice Equity Fund Sub-Account		American Funds EuroPacific Growth Fund (Class R-5) Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

FROM OPERATIONS
Net investment income (loss)	$401,371	$333,804	$1,342,857	$1,121,612
Net realized gain (loss)	1,687,512	686,948	597,569	(15,542)
Net change in unrealized appreciation (depreciation) on investments	6,980,954	1,415,456	15,603,263	7,971,759
Net increase (decrease) in net assets resulting from operations	9,069,837	2,436,208	17,543,689	9,077,829

FROM CONTRACTOWNER TRANSACTIONS
Premiums	18,637,320	6,296,640	54,458,811	13,814,291
Net contractowner transfers between Sub-Accounts	405,673	(822,818)	2,618,228	(1,389,836)
Withdrawals and contract benefits	(6,678,119)	(2,887,491)	(13,458,463)	(7,382,449)
Net increase (decrease) in net assets resulting from contractowner transactions	12,364,874	2,586,331	43,618,576	5,042,006
Net increase (decrease) in net assets	21,434,711	5,022,539	61,162,265	14,119,835

NET ASSETS
Beginning of period	22,132,785	17,110,246	60,025,172	45,905,337
End of period	$43,567,496	$22,132,785	$121,187,437	$60,025,172

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	806,895	706,972	2,167,310	1,979,943
Units purchased	576,293	240,238	1,817,111	544,513
Units sold/transferred	(191,489)	(140,315)	(349,925)	(357,146)
End of period	1,191,699	806,895	3,634,496	2,167,310

B-34	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	American Funds Washington Mutual Investors (Class R-5) Sub-Account		DFA Emerging Markets Portfolio (Institutional Class) Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

FROM OPERATIONS
Net investment income (loss)	$917,333	$587,244	$69,909	$40,803
Net realized gain (loss)	2,167,693	499,598	72,501	27,655
Net change in unrealized appreciation (depreciation) on investments	6,580,059	1,243,058	(250,530)	312,663
Net increase (decrease) in net assets resulting from operations	9,665,085	2,329,900	(108,120)	381,121

FROM CONTRACTOWNER TRANSACTIONS
Premiums	14,103,203	14,488,446	1,456,312	1,609,299
Net contractowner transfers between Sub-Accounts	749,875	710,052	305,337	519,273
Withdrawals and contract benefits	(8,590,926)	(3,339,647)	(1,121,293)	(144,769)
Net increase (decrease) in net assets resulting from contractowner transactions	6,262,152	11,858,851	640,356	1,983,803
Net increase (decrease) in net assets	15,927,237	14,188,751	532,236	2,364,924

NET ASSETS
Beginning of period	27,837,176	13,648,425	3,338,013	973,089
End of period	$43,764,413	$27,837,176	$3,870,249	$3,338,013

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	998,393	551,662	143,213	49,719
Units purchased	433,811	540,815	65,276	75,271
Units sold/transferred	(243,997)	(94,084)	(36,414)	18,223
End of period	1,188,207	998,393	172,075	143,213

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-35

Statements of changes in net assets

TIAA Separate Account VA-3  ■  For the period or year ended

	Dodge & Cox International Stock Fund Sub-Account		T. Rowe Price® Institutional Large-Cap Growth Fund Sub Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

FROM OPERATIONS
Net investment income (loss)	$126,592	$84,836	$(20,518)	$67,265
Net realized gain (loss)	149,965	4,192	2,566,949	1,402,574
Net change in unrealized appreciation (depreciation) on investments	1,194,284	373,781	9,481,959	1,452,079
Net increase (decrease) in net assets resulting from operations	1,470,841	462,809	12,028,390	2,921,918

FROM CONTRACTOWNER TRANSACTIONS
Premiums	2,780,341	2,251,014	14,737,582	12,644,176
Net contractowner transfers between Sub-Accounts	726,457	1,510,272	123,068	290,793
Withdrawals and contract benefits	(641,118)	(152,136)	(8,742,319)	(5,256,661)
Net increase (decrease) in net assets resulting from contractowner transactions	2,865,680	3,609,150	6,118,331	7,678,308
Net increase (decrease) in net assets	4,336,521	4,071,959	18,146,721	10,600,226

NET ASSETS
Beginning of period	4,226,520	154,561	26,222,024	15,621,798
End of period	$8,563,041	$4,226,520	$44,368,745	$26,222,024

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	180,861	8,000	811,157	567,005
Units purchased	106,772	107,089	384,392	406,827
Units sold/transferred	3,301	65,772	(243,626)	(162,675)
End of period	290,934	180,861	951,923	811,157

B-36	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Vanguard Emerging Markets Stock Index Fund (Signal Shares) Sub-Account		Vanguard Explorer Fund (Investor Shares) Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

FROM OPERATIONS
Net investment income (loss)	$82,291	$40,431	$(6,550)	$11,130
Net realized gain (loss)	(2,133)	3,277	1,212,710	175,969
Net change in unrealized appreciation (depreciation) on investments	(204,327)	155,902	980,755	172,245
Net increase (decrease) in net assets resulting from operations	(124,169)	199,610	2,186,915	359,344

FROM CONTRACTOWNER TRANSACTIONS
Premiums	2,052,836	1,632,337	3,116,004	2,554,301
Net contractowner transfers between Sub-Accounts	356,541	446,869	791,896	666,446
Withdrawals and contract benefits	(719,726)	(143,360)	(1,931,578)	(393,759)
Net increase (decrease) in net assets resulting from contractowner transactions	1,689,651	1,935,846	1,976,322	2,826,988
Net increase (decrease) in net assets	1,565,482	2,135,456	4,163,237	3,186,332

NET ASSETS
Beginning of period	2,260,854	125,398	4,470,934	1,284,602
End of period	$3,826,336	$2,260,854	$8,634,171	$4,470,934

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	98,612	6,503	178,121	58,756
Units purchased	95,525	77,143	96,650	106,385
Units sold/transferred	(17,889)	14,966	(35,841)	12,980
End of period	176,248	98,612	238,930	178,121

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-37

Statements of changes in net assets

TIAA Separate Account VA-3  ■  For the period or year ended

	Vanguard Intermediate-Term Treasury Fund (Investor Shares) Sub-Account		Vanguard Selected Value Fund (Investor Shares) Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

FROM OPERATIONS
Net investment income (loss)	$8,785	$16,792	$604,980	$106,551
Net realized gain (loss)	(654)	(21,970)	2,496,331	19,371
Net change in unrealized appreciation (depreciation) on investments	(30,345)	18,178	7,513,960	(29,972)
Net increase (decrease) in net assets resulting from operations	(22,214)	13,000	10,615,271	95,950

FROM CONTRACTOWNER TRANSACTIONS
Premiums	312,981	659,683	46,158,100	5,101,582
Net contractowner transfers between Sub-Accounts	(257,448)	(298,987)	1,873,660	309,777
Withdrawals and contract benefits	(260,874)	(98,451)	(5,247,664)	(276,538)
Net increase (decrease) in net assets resulting from contractowner transactions	(205,341)	262,245	42,784,096	5,134,821
Net increase (decrease) in net assets	(227,555)	275,245	53,399,367	5,230,771

NET ASSETS
Beginning of period	934,491	659,246	5,415,331	184,560
End of period	$706,936	$934,491	$58,814,698	$5,415,331

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	33,559	24,357	204,406	8,027
Units purchased	11,439	23,971	1,382,807	196,441
Units sold/transferred	(18,620)	(14,769)	(21,435)	(62)
End of period	26,378	33,559	1,565,778	204,406

B-38	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Vanguard Small-Cap Value Index Fund (Investor Shares) Sub-Account		Vanguard Wellington Fund (Investor Shares) Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

FROM OPERATIONS
Net investment income (loss)	$158,750	$112,885	$535,393	$235,844
Net realized gain (loss)	310,319	45,249	1,519,347	211,987
Net change in unrealized appreciation (depreciation) on investments	1,729,937	275,995	1,501,629	93,005
Net increase (decrease) in net assets resulting from operations	2,199,006	434,129	3,556,369	540,836

FROM CONTRACTOWNER TRANSACTIONS
Premiums	3,790,436	3,148,769	12,968,881	10,417,989
Net contractowner transfers between Sub-Accounts	1,034,151	791,699	2,880,009	2,181,439
Withdrawals and contract benefits	(1,679,069)	(298,084)	(3,854,381)	(763,639)
Net increase (decrease) in net assets resulting from contractowner transactions	3,145,518	3,642,384	11,994,509	11,835,789
Net increase (decrease) in net assets	5,344,524	4,076,513	15,550,878	12,376,625

NET ASSETS
Beginning of period	4,849,916	773,403	13,618,708	1,242,083
End of period	$10,194,440	$4,849,916	$29,169,586	$13,618,708

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	185,811	35,092	500,186	51,288
Units purchased	120,026	129,048	429,291	397,027
Units sold/transferred	(18,669)	21,671	(32,021)	51,871
End of period	287,168	185,811	897,456	500,186

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-39

Statements of changes in net assets TIAA Separate Account VA-3 ■ For the period or year ended	concluded

	Western Asset Core Plus Bond Fund (Class I) Sub-Account
	December 31, 2013	December 31, 2012

FROM OPERATIONS
Net investment income (loss)	$1,422,021	$1,200,432
Net realized gain (loss)	695,733	359,520
Net change in unrealized appreciation (depreciation) on investments	(2,814,176)	1,458,929
Net increase (decrease) in net assets resulting from operations	(696,422)	3,018,881

FROM CONTRACTOWNER TRANSACTIONS
Premiums	19,608,456	15,948,252
Net contractowner transfers between Sub-Accounts	(2,985,959)	474,321
Withdrawals and contract benefits	(15,848,372)	(5,193,514)
Net increase (decrease) in net assets resulting from contractowner transactions	774,125	11,229,059
Net increase (decrease) in net assets	77,703	14,247,940

NET ASSETS
Beginning of period	46,461,632	32,213,692
End of period	$46,539,335	$46,461,632

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	1,239,345	929,696
Units purchased	532,694	442,515
Units sold/transferred	(513,047)	(132,866)
End of period	1,258,992	1,239,345

B-40	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

Notes to financial statements

TIAA Separate Account VA-3

Note 1—organization and significant accounting policies

TIAA Separate Account VA-3 (the “Separate Account”) was established on May 17, 2006 as a separate investment account of Teachers Insurance and Annuity Association of America (“TIAA”) under New York law, by resolution of TIAA’s Board of Trustees. The Separate Account is registered with the Securities and Exchange Commission (“Commission”) as an investment company under the Investment Company Act of 1940, as amended (“1940 Act”), and operates as a unit investment trust. The Separate Account is designed to fund individual and group variable annuity contracts in retirement plans. The Separate Account consists of 47 investment accounts (“Sub-Accounts”). The Separate Account may invest in Institutional Class shares of certain TIAA-CREF Funds and selected non-TIAA-CREF Funds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Sub-Accounts.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear no mortality risk under their contracts.

The TIAA-CREF Lifecycle Retirement Income Sub-Account Annuity Fund commenced operations on May 8, 2009. Participants in any Sub-Account can annuitize by transferring their assets to the TIAA-CREF Lifecycle Retirement Income Sub-Account (current investors can directly annuitize from this investment account) or into the TIAA Traditional Annuity, TIAA Real Estate Account, or one of the College Retirement Equities Fund accounts.

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Security transactions are accounted for as of the trade date for financial reporting purposes. Dividend income and capital gains distributions are recorded on the ex-dividend date. Realized gains and losses on security transactions are based on the specific identification method.

Income taxes: TIAA Separate Account VA-3 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. The Separate Account should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, the Separate Account’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Separate Account’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Separate Account’s financial statements.

New accounting pronouncement: In June 2013, the Financial Accounting Standards Board issued Accounting Standard Update No. 2013-08 Financial Services—Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (the “Update”). The Update modifies the criteria used in determining an investment company under U.S. GAAP and establishes certain measurement and disclosure requirements. The Update establishes that an entity regulated under the 1940 Act is automatically an investment company under U.S. GAAP. The Update is effective for interim and annual reporting periods beginning after December 15, 2013. The Separate Account expects to adopt these new disclosure requirements for the December 31, 2014 annual report. Management has reviewed the new requirements and has determined the adoption of the Update will not have a material impact on the Separate Account’s financial statements and notes disclosures.

Note 2—valuation of investments

U.S. GAAP establishes a hierarchy that categorizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Sub-Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

See notes to condensed financial information.	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-41

Notes to financial statements

TIAA Separate Account VA-3

A description of the valuation techniques applied to the Sub-Accounts investments follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended December 31, 2013, there were no transfers between levels by the Sub-Accounts.

As of December 31, 2013, all of the investments in the Sub-Accounts were valued based on Level 1 inputs.

Note 3—expense charges and affiliates

Daily charges are deducted from the net assets of the Separate Account’s Sub-Accounts for services required to administer the Sub-Accounts and the contracts, and to cover certain mortality risks borne by TIAA. The Separate Account has four pricing levels. The level assigned to a client is based on an economic analysis of the client. The table below shows current and total maximum charges for administrative expense charges and a daily charge for bearing certain mortality and expense risks in connection with the contracts.

SEPARATE ACCOUNT ANNUAL EXPENSES

Accumulation expenses

(as a percentage of average account value)

	Administrative		Mortality and expense risk		Total Separate Account charges
	Current	Maximum	Current	Maximum	Current	Maximum
Level 1	0.05%	1.50%	0.05%	0.50%	0.10%	2.00%
Level 2	0.25%	1.50%	0.05%	0.50%	0.30%	2.00%
Level 3	0.40%	1.50%	0.05%	0.50%	0.45%	2.00%
Level 4	0.70%	1.50%	0.05%	0.50%	0.75%	2.00%

Payout annuity expenses

(as a percentage of average account value)

	Administrative		Mortality and expense risk		Total Separate Account charges
	Current	Maximum	Current	Maximum	Current	Maximum
Level 1	0.29%	1.50%	0.05%	0.50%	0.34%	2.00%
Level 2	0.29%	1.50%	0.05%	0.50%	0.34%	2.00%
Level 3	0.29%	1.50%	0.05%	0.50%	0.34%	2.00%
Level 4	0.29%	1.50%	0.05%	0.50%	0.34%	2.00%

The Sub-Accounts indirectly pay expenses of the underlying funds. With respect to investments in the TIAA-CREF Funds, these include management fees paid to Teachers Advisors, Inc (“Advisors”), a wholly owned indirect subsidiary of TIAA. Advisors is registered with the Commission as an investment adviser.

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA, for distribution services. Services perform all sales and marketing functions relative to the contracts.

B-42	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to condensed financial information.

continued

Note 4—investments

Purchases and sales of securities for the Sub-Accounts for the year ended December 31, 2013 were as follows:

Sub-Account	Purchases	Sales
TIAA-CREF Bond Fund	$8,077,549	$2,303,008
TIAA-CREF Bond Index Fund	11,709,992	2,270,459
TIAA-CREF Bond Plus Fund	17,587,459	8,805,970
TIAA-CREF Emerging Markets Equity Fund	449,757	259,145
TIAA-CREF Emerging Markets Equity Index Fund	582,777	288,834
TIAA-CREF Equity Index Fund	20,925,286	6,667,934
TIAA-CREF Growth & Income Fund	46,434,071	14,027,775
TIAA-CREF High-Yield Fund	5,565,919	3,149,356
TIAA-CREF Inflation-Linked Bond Fund	1,783,435	2,630,807
TIAA-CREF International Equity Fund	55,045,790	10,788,650
TIAA-CREF International Equity Index Fund	54,564,296	6,719,592
TIAA-CREF Large-Cap Growth Fund	13,295,112	4,494,888
TIAA-CREF Large-Cap Growth Index Fund	26,680,306	3,157,823
TIAA-CREF Large-Cap Value Fund	137,455,533	6,009,860
TIAA-CREF Large-Cap Value Index Fund	30,748,871	4,293,435
TIAA-CREF Lifecycle Retirement Income Fund	11,846,846	6,737,889
TIAA-CREF Lifecycle 2010 Fund	19,362,628	8,212,217
TIAA-CREF Lifecycle 2015 Fund	43,689,690	11,353,391
TIAA-CREF Lifecycle 2020 Fund	67,498,124	9,528,727
TIAA-CREF Lifecycle 2025 Fund	56,710,564	7,038,838
TIAA-CREF Lifecycle 2030 Fund	49,421,812	5,670,224
TIAA-CREF Lifecycle 2035 Fund	53,048,015	5,118,193
TIAA-CREF Lifecycle 2040 Fund	60,622,742	4,233,403
TIAA-CREF Lifecycle 2045 Fund	32,690,043	1,180,727
TIAA-CREF Lifecycle 2050 Fund	26,527,922	1,089,071
TIAA-CREF Lifecycle 2055 Fund	238,478	3,890
TIAA-CREF Mid-Cap Growth Fund	62,823,609	26,155,627
TIAA-CREF Mid-Cap Value Fund	88,770,384	13,835,654
TIAA-CREF Money Market Fund	7,155,405	4,169,426
TIAA-CREF Real Estate Securities Fund	19.032,468	5,773,647
TIAA-CREF S&P 500 Index Fund	35.951,363	13,216,707
TIAA-CREF Short-Term Bond Fund	4,964,521	3,523,962
TIAA-CREF Small-Cap Blend Index Fund	84,808,768	3,100,852
TIAA-CREF Small-Cap Equity Fund	36,527,052	8,961,675
TIAA-CREF Social Choice Equity Fund	16,791,833	3,652,984
American Funds EuroPacific Growth Fund (Class R-5)	46,672,174	1,710,741
American Funds Washington Mutual Investors Fund (Class R-5)	13,346,817	5,325,728
DFA Emerging Markets Portfolio (Institutional Class)	1,897,904	1,165,347
Dodge & Cox International Stock Fund	3,627,757	635,485
T. Rowe Price® Institutional Large-Cap Growth Fund	13,797,220	7,699,407
Vanguard Emerging Markets Stock Index Fund (Signal Shares)	2,397,675	625,732
Vanguard Explorer Fund (Investor Shares)	4,299,545	1,532,038
Vanguard Intermediate-Term Treasury Fund (Investor Shares)	274,016	467,181
Vanguard Selected Value Fund (Investor Shares)	46,469,200	720,749
Vanguard Small Cap Value Index Fund (Investor Shares)	4,441,782	1,137,514
Vanguard Wellington Fund (Investor Shares)	16,492,790	2,840,367
Western Asset Core Plus Bond Fund (Class I)	16,059,475	13,863,329

See notes to condensed financial information.	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-43

Notes to financial statements TIAA Separate Account VA-3

Note 5—condensed financial information

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)
TIAA-CREF Bond Fund Sub-Account
2013		667	$34.16 to $35.38	$33.54 to $34.96	$22,410	2.43%	0.07% to 0.75%	(1.83)% to (1.19)%
2012		512	$32.06 to $32.99	$34.16 to $35.38	$17,508	4.29%	0.08% to 0.75%	6.55% to 7.25%
2011		468	$30.26 to $30.94	$32.06 to $32.99	$15,018	4.46%	0.10% to 0.75%	5.94% to 6.63%
2010		335	$28.51 to $28.97	$30.26 to $30.94	$10,137	4.31%	0.15% to 0.77%	6.16% to 6.82%
2009		146	$26.98 to $27.26	$28.51 to $28.97	$4,713	3.72%	0.22% to 0.77%	5.67% to 6.25%

TIAA-CREF Bond Index Fund Sub-Account
2013		628	$27.20 to $27.49	$26.37 to $26.83	$16,827	1.88%	0.10% to 0.76%	(3.07)% to (2.43)%
2012		289	$26.32 to $26.44	$27.20 to $27.49	$7,946	2.01%	0.10% to 0.75%	3.33% to 4.01%
2011	(k)	143	$25.00	$26.32 to $26.44	$3,785	2.34%	0.10% to 0.75%	5.29% to 5.74%

TIAA-CREF Bond Plus Fund Sub-Account
2013		1,310	$33.96 to $35.17	$33.47 to $34.90	$44,058	2.69%	0.10% to 0.75%	(1.42)% to (0.78)%
2012		1,083	$31.54 to $32.46	$33.96 to $35.17	$36,933	4.31%	0.10% to 0.75%	7.65% to 8.36%
2011		704	$29.74 to $30.41	$31.54 to $32.46	$22,273	3.74%	0.10% to 0.75%	6.06% to 6.75%
2010		397	$27.62 to $28.07	$29.74 to $30.41	$11,814	4.14%	0.14% to 0.77%	7.66% to 8.33%
2009		153	$25.23 to $25.49	$27.62 to $28.07	$4,218	4.98%	0.22% to 0.77%	9.50% to 10.10%

TIAA-CREF Emerging Markets Equity Fund Sub-Account
2013		32	$22.52 to $22.76	$22.27 to $22.66	$714	0.84%	0.10% to 0.75%	(1.11)% to (0.47)%
2012		23	$18.83 to $18.91	$22.52 to $22.76	$524	1.50%	0.10% to 0.76%	19.58% to 20.36%
2011	(k)	1	$25.00	$18.83 to $18.91	$18	0.57%	0.10% to 0.75%	(24.68)% to (24.35)%

TIAA-CREF Emerging Markets Equity Index Fund Sub-Account
2013		29	$22.54 to $22.79	$21.66 to $22.04	$647	2.32%	0.10% to 0.75%	(3.93)% to (3.30)%
2012		16	$19.15 to $19.23	$22.54 to $22.79	$368	1.69%	0.10% to 0.76%	17.72% to 18.49%
2011	(k)	9	$25.00	$19.15 to $19.23	$178	3.59%	0.10% to 0.75%	(23.40)% to (23.07)%

TIAA-CREF Equity Index Fund Sub-Account
2013		1,666	$27.28 to $28.26	$36.14 to $37.68	$61,952	2.06%	0.10% to 0.75%	32.48% to 33.34%
2012		1,256	$23.63 to $24.31	$27.28 to $28.26	$35,155	1.95%	0.10% to 0.75%	15.46% to 16.21%
2011		1,022	$23.57 to $24.10	$23.63 to $24.31	$24,673	1.45%	0.11% to 0.76%	0.23% to 0.88%
2010		920	$20.32 to $20.65	$23.57 to $24.10	$22,077	1.91%	0.15% to 0.77%	15.98% to 16.70%
2009		848	$15.96 to $16.13	$20.32 to $20.65	$17,484	3.03%	0.22% to 0.77%	27.36% to 28.06%

TIAA-CREF Growth & Income Fund Sub-Account
2013		4,250	$31.48 to $32.61	$41.98 to $43.77	$183,217	1.21%	0.10% to 0.75%	33.35% to 34.22%
2012		3,894	$27.25 to $28.04	$31.48 to $32.61	$125,436	2.02%	0.10% to 0.75%	15.54% to 16.29%
2011		2,730	$26.66 to $27.26	$27.25 to $28.04	$75,843	1.23%	0.11% to 0.75%	2.21% to 2.87%
2010		2,266	$23.73 to $24.12	$26.66 to $27.26	$61,343	1.27%	0.15% to 0.77%	12.33% to 13.03%
2009		1,891	$18.84 to $19.04	$23.73 to $24.12	$45,415	1.61%	0.22% to 0.77%	25.97% to 26.67%

TIAA-CREF High-Yield Fund Sub-Account
2013		233	$28.47 to $40.40	$30.00 to $42.85	$9,735	5.60%	0.10% to 0.75%	5.37% to 6.06%
2012		189	$25.08 to $35.35	$28.47 to $40.40	$7,530	6.13%	0.10% to 0.76%	13.53% to 14.28%
2011		104	$32.99 to $33.34	$25.08 to $35.35	$3,647	6.98%	0.11% to 0.75%	0.32% to 6.06%
2010		55	$28.91 to $29.12	$32.99 to $33.34	$1,831	7.47%	0.15% to 0.47%	14.12% to 14.48%
2009		30	$20.47 to $20.57	$28.91 to $29.12	$868	8.53%	0.22% to 0.47%	41.23% to 41.58%

TIAA-CREF Inflation-Linked Bond Fund Sub-Account
2013		179	$36.66 to $37.97	$33.20 to $34.61	$5,945	1.26%	0.07% to 0.75%	(9.43)% to (8.84)%
2012		204	$34.68 to $35.68	$36.66 to $37.97	$7,492	2.38%	0.07% to 0.75%	5.71% to 6.40%
2011		151	$30.82 to $31.52	$34.68 to $35.68	$5,230	3.85%	0.10% to 0.75%	12.49% to 13.22%
2010		82	$29.27 to $29.75	$30.82 to $31.52	$2,516	2.18%	0.12% to 0.77%	5.30% to 5.95%
2009		46	$26.93 to $27.21	$29.27 to $29.75	$1,340	1.12%	0.22% to 0.77%	8.70% to 9.30%

B-44	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to condensed financial information.

continued

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)
TIAA-CREF International Equity Fund Sub-Account
2013	8,675	$22.26 to $23.06	$27.40 to $28.57	$241,132	1.93%	0.10% to 0.75%	23.11% to 23.91%
2012	6,979	$17.08 to $17.58	$22.26 to $23.06	$157,583	2.23%	0.10% to 0.75%	30.31% to 31.16%
2011	5,603	$22.51 to $23.01	$17.08 to $17.58	$97,080	1.71%	0.11% to 0.76%	(24.11)% to (23.62)%
2010	4,310	$18.90 to $19.21	$22.51 to $23.01	$98,279	1.18%	0.15% to 0.77%	19.06% to 19.80%
2009	2,729	$14.43 to $14.59	$18.90 to $19.21	$52,175	2.14%	0.22% to 0.77%	30.99% to 31.71%

TIAA-CREF International Equity Index Fund Sub-Account
2013	8,484	$22.53 to $23.48	$27.36 to $28.43	$236,670	3.31%	0.10% to 0.75%	21.04% to 21.83%
2012	6,816	$19.00 to $19.87	$22.53 to $23.48	$156,094	3.88%	0.10% to 0.75%	18.20% to 18.98%
2011	4,444	$21.72 to $21.94	$19.00 to $19.87	$ 85,547	3.09%	0.11% to 0.77%	(20.53)% to (12.18)%
2010	3,305	$20.27 to $20.42	$21.72 to $21.94	$72,454	2.73%	0.15% to 0.47%	7.12% to 7.46%
2009	2,119	$15.72 to $15.79	$20.27 to $20.42	$43,252	3.45%	0.22% to 0.47%	28.98% to 29.30%

TIAA-CREF Large-Cap Growth Fund Sub-Account
2013	919	$30.64 to $31.73	$42.51 to $44.32	$39,169	0.45%	0.10% to 0.75%	38.75% to 39.66%
2012	747	$26.39 to $27.16	$30.64 to $31.73	$22,944	0.48%	0.10% to 0.75%	16.08% to 16.84%
2011	585	$26.16 to $26.75	$26.39 to $27.16	$15,473	0.37%	0.11% to 0.75%	0.88% to 1.53%
2010	365	$23.30 to $23.67	$26.16 to $26.75	$9,571	0.45%	0.15% to 0.77%	12.30% to 13.00%
2009	202	$17.39 to $17.58	$23.30 to $23.67	$4,718	1.07%	0.22% to 0.77%	33.96% to 34.70%

TIAA-CREF Large-Cap Growth Index Fund Sub-Account
2013	1,764	$26.70 to $31.33	$35.33 to $41.73	$73,580	1.81%	0.10% to 0.75%	32.34% to 33.20%
2012	1,143	$23.35 to $27.22	$26.70 to $31.33	$35,795	2.03%	0.10% to 0.76%	14.35% to 15.10%
2011	906	$26.29 to $26.56	$23.35 to $27.22	$24,646	1.49%	0.11% to 0.75%	(6.62)% to 2.48%
2010	846	$22.67 to $22.83	$26.29 to $26.56	$22,464	1.54%	0.15% to 0.47%	15.98% to 16.34%
2009	696	$16.60 to $16.68	$22.67 to $22.83	$15,888	1.69%	0.22% to 0.47%	36.54% to 36.88%

TIAA-CREF Large-Cap Value Fund Sub-Account
2013	10,193	$24.68 to $25.56	$32.93 to $34.33	$342,078	1.68%	0.10% to 0.75%	33.43% to 34.30%
2012	6,556	$20.77 to $21.38	$24.68 to $25.56	$164,209	2.24%	0.10% to 0.75%	18.79% to 19.56%
2011	4,750	$22.19 to $22.69	$20.77 to $21.38	$100,075	1.64%	0.11% to 0.75%	(6.38)% to (5.77)%
2010	3,490	$18.92 to $19.23	$22.19 to $22.69	$78,457	1.78%	0.15% to 0.77%	17.27% to 18.00%
2009	1,623	$14.57 to $14.72	$18.92 to $19.23	$31,043	2.28%	0.22% to 0.77%	29.87% to 30.59%

TIAA-CREF Large-Cap Value Index Fund Sub-Account
2013	2,610	$24.64 to $26.67	$32.46 to $35.03	$86,474	2.40%	0.10% to 0.75%	31.36% to 32.21%
2012	1,823	$21.09 to $22.89	$24.64 to $26.67	$45,700	3.64%	0.10% to 0.75%	16.48% to 17.24%
2011	1,238	$21.12 to $21.34	$21.09 to $22.89	$26,457	3.75%	0.11% to 0.75%	(8.42)% to 0.20%
2010	974	$18.39 to $18.52	$21.12 to $21.34	$20,778	2.36%	0.15% to 0.47%	14.85% to 15.22%
2009	777	$15.43 to $15.50	$18.39 to $18.52	$14,387	2.86%	0.22% to 0.47%	19.21% to 19.51%

TIAA-CREF Lifecycle Retirement Income Fund Sub-Account
2013	653	$29.92 to $30.78	$32.62 to $33.78	$24,709	2.76%	0.10% to 0.75%	9.03% to 9.74%
2012	528	$27.03 to $27.63	$29.92 to $30.78	$18,444	2.91%	0.10% to 0.75%	10.67% to 11.40%
2011	400	$26.50 to $26.91	$27.03 to $27.63	$13,895	3.45%	0.11% to 0.75%	2.01% to 2.67%
2010	213	$24.13 to $24.35	$26.50 to $26.91	$8,977	3.17%	0.14% to 0.77%	9.84% to 10.52%
2009	62	$20.90 to $20.98	$24.13 to $24.35	$4,086	2.64%	0.22% to 0.77%	15.43% to 16.07%

TIAA-CREF Lifecycle 2010 Fund Sub-Account
2013	2,040	$30.40 to $31.49	$33.80 to $35.24	$70,523	3.74%	0.10% to 0.75%	11.16% to 11.88%
2012	1,779	$27.19 to $27.98	$30.40 to $31.49	$55,205	3.15%	0.10% to 0.75%	11.83% to 12.56%
2011	1,403	$26.94 to $27.54	$27.19 to $27.98	$38,868	3.49%	0.11% to 0.75%	0.92% to 1.58%
2010	1,179	$24.27 to $24.67	$26.94 to $27.54	$32,250	3.73%	0.15% to 0.77%	10.98% to 11.67%
2009	835	$20.46 to $20.68	$24.27 to $24.67	$20,524	3.48%	0.22% to 0.77%	18.61% to 19.26%

See notes to condensed financial information.	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-45

Notes to financial statements TIAA Separate Account VA-3

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)
TIAA-CREF Lifecycle 2015 Fund Sub-Account
2013	3,582	$29.71 to $30.78	$33.61 to $35.04	$122,948	3.59%	0.10% to 0.75%	13.11% to 13.85%
2012	2,819	$26.38 to $27.15	$29.71 to $30.78	$85,321	3.59%	0.10% to 0.75%	12.62% to 13.36%
2011	2,190	$26.39 to $26.98	$26.38 to $27.15	$58,732	3.58%	0.11% to 0.75%	(0.01)% to 0.64%
2010	1,480	$23.60 to $23.98	$26.39 to $26.98	$39,581	3.64%	0.15% to 0.77%	11.83% to 12.52%
2009	965	$19.56 to $19.77	$23.60 to $23.98	$23,031	3.65%	0.22% to 0.77%	20.62% to 21.28%

TIAA-CREF Lifecycle 2020 Fund Sub-Account
2013	5,233	$28.88 to $29.91	$33.39 to $34.81	$178,287	3.90%	0.10% to 0.75%	15.63% to 16.39%
2012	3,733	$25.38 to $26.12	$28.88 to $29.91	$109,810	3.69%	0.10% to 0.75%	13.76% to 14.51%
2011	2,503	$25.65 to $26.22	$25.38 to $26.12	$64,596	3.65%	0.11% to 0.75%	(1.04)% to (0.39)%
2010	1,523	$22.78 to $23.15	$25.65 to $26.22	$39,664	3.63%	0.15% to 0.22%	12.58% to 13.28%
2009	910	$18.61 to $18.81	$22.78 to $23.15	$21,009	3.51%	0.22% to 0.77%	22.43% to 23.10%

TIAA-CREF Lifecycle 2025 Fund Sub-Account
2013	5,101	$28.09 to $29.10	$33.27 to $34.69	$173,151	4.07%	0.10% to 0.75%	18.44% to 19.21%
2012	3,847	$24.48 to $25.20	$28.09 to $29.10	$110,064	3.57%	0.10% to 0.75%	14.73% to 15.48%
2011	2,546	$24.99 to $25.55	$24.48 to $25.20	$63,345	3.50%	0.11% to 0.75%	(2.04)% to (1.40)%
2010	1,600	$22.10 to $22.45	$24.99 to $25.55	$40,571	3.49%	0.15% to 0.77%	13.12% to 13.81%
2009	1,004	$17.76 to $17.94	$22.10 to $22.45	$22,442	3.48%	0.22% to 0.77%	24.44% to 25.12%

TIAA-CREF Lifecycle 2030 Fund Sub-Account
2013	4,849	$27.26 to $28.24	$33.03 to $34.44	$163,576	4.25%	0.10% to 0.75%	21.16% to 21.95%
2012	3,757	$23.57 to $24.26	$27.26 to $28.24	$104,392	3.25%	0.10% to 0.75%	15.65% to 16.41%
2011	2,598	$24.32 to $24.86	$23.57 to $24.26	$62,291	3.27%	0.11% to 0.75%	(3.06)% to (2.42)%
2010	1,633	$21.36 to $21.70	$24.32 to $24.86	$40,297	3.56%	0.15% to 0.77%	13.86% to 14.56%
2009	897	$16.95 to $17.13	$21.36 to $21.70	$19,409	3.27%	0.22% to 0.77%	26.03% to 26.73%

TIAA-CREF Lifecycle 2035 Fund Sub-Account
2013	4,842	$26.96 to $27.92	$33.38 to $34.80	$165,329	4.45%	0.10% to 0.75%	23.83% to 24.63%
2012	3,629	$23.15 to $23.82	$26.96 to $27.92	$99,885	3.01%	0.10% to 0.75%	16.44% to 17.20%
2011	2,450	$24.14 to $24.68	$23.15 to $23.82	$57,774	3.16%	0.11% to 0.75%	(4.09)% to (3.47)%
2010	1,508	$21.10 to $21.45	$24.14 to $24.68	$37,015	3.41%	0.15% to 0.77%	14.38% to 15.08%
2009	836	$16.53 to $16.71	$21.10 to $21.45	$17,885	3.11%	0.22% to 0.77%	27.66% to 28.37%

TIAA-CREF Lifecycle 2040 Fund Sub-Account
2013	5,921	$27.09 to $28.06	$33.97 to $35.42	$206,402	4.55%	0.10% to 0.75%	25.39% to 26.21%
2012	4,564	$23.23 to $23.90	$27.09 to $28.06	$126,588	2.90%	0.10% to 0.75%	16.64% to 17.40%
2011	3,193	$24.27 to $24.82	$23.23 to $23.90	$75,736	3.07%	0.11% to 0.75%	(4.30)% to (3.68)%
2010	2,106	$21.19 to $21.53	$24.27 to $24.82	$52,042	3.36%	0.15% to 0.77%	14.57% to 15.28%
2009	1,237	$16.60 to $16.77	$21.19 to $21.53	$26,578	3.19%	0.22% to 0.77%	27.66% to 28.36%

TIAA-CREF Lifecycle 2045 Fund Sub-Account
2013	2,745	$26.21 to $26.96	$32.84 to $34.01	$91,183	4.47%	0.10% to 0.75%	25.31% to 26.13%
2012	1,801	$22.46 to $22.96	$26.21 to $26.96	$47,646	2.69%	0.10% to 0.75%	16.68% to 17.44%
2011	971	$23.48 to $23.85	$22.46 to $22.96	$21,953	3.29%	0.10% to 0.75%	(4.36)% to (3.74)%
2010	367	$20.51 to $20.70	$23.48 to $23.85	$8,655	3.42%	0.14% to 0.77%	14.51% to 15.22%
2009	106	$16.07 to $16.13	$20.51 to $20.70	$2,177	3.91%	0.22% to 0.77%	27.59% to 28.29%

TIAA-CREF Lifecycle 2050 Fund Sub-Account
2013	2,001	$25.93 to $26.68	$32.49 to $33.64	$65,648	4.61%	0.10% to 0.75%	25.31% to 26.12%
2012	1,220	$22.23 to $22.72	$25.93 to $26.68	$31,901	2.71%	0.10% to 0.75%	16.65% to 17.42%
2011	626	$23.22 to $23.58	$22.23 to $22.72	$14,014	3.21%	0.10% to 0.75%	(4.29)% to (3.66)%
2010	245	$20.30 to $20.48	$23.22 to $23.58	$5,710	3.29%	0.14% to 0.77%	14.43% to 15.14%
2009	80	$15.93 to $15.99	$20.30 to $20.48	$1,622	4.08%	0.22% to 0.77%	27.37% to 28.07%

B-46	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to condensed financial information.

continued

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)
TIAA-CREF Lifecycle 2055 Fund Sub-Account
2013		8	$25.99 to $26.05	$32.57 to $32.92	$261	8.84%	0.07% to 0.76%	25.29% to 26.11%
2012	(m)	0.5	$24.64	$25.99 to $26.05	$12	14.38%	0.47% to 0.78%	2.94% to 5.49%

TIAA-CREF Mid-Cap Growth Fund Sub-Account
2013		3,457	$31.13 to $32.25	$42.27 to $44.07	$149,842	0.29%	0.10% to 0.75%	35.76% to 36.65%
2012		2,959	$26.59 to $27.37	$31.13 to $32.25	$94,181	0.81%	0.10% to 0.75%	17.08% to 17.84%
2011		2,707	$28.27 to $28.91	$26.59 to $27.37	$73,360	0.00%	0.11% to 0.76%	(5.94)% to (5.33)%
2010		2,332	$22.17 to $22.53	$28.27 to $28.91	$66,990	0.00%	0.15% to 0.77%	27.52% to 28.31%
2009		1,346	$15.21 to $15.37	$22.17 to $22.53	$30,202	0.38%	0.22% to 0.77%	45.79% to 46.60%

TIAA-CREF Mid-Cap Value Fund Sub-Account
2013		10,547	$27.90 to $28.90	$36.71 to $38.28	$397,882	1.42%	0.10% to 0.75%	31.56% to 32.42%
2012		9,067	$24.11 to $24.81	$27.90 to $28.90	$259,133	1.90%	0.10% to 0.75%	15.73% to 16.49%
2011		7,560	$24.83 to $25.39	$24.11 to $24.81	$185,877	1.47%	0.11% to 0.75%	(2.90)% to (2.27)%
2010		5,860	$20.65 to $20.98	$24.83 to $25.39	$147,859	1.94%	0.15% to 0.77%	20.27% to 21.01%
2009		3,526	$15.14 to $15.31	$20.65 to $20.98	$73,688	2.23%	0.22% to 0.77%	36.34% to 37.09%

TIAA-CREF Money Market Fund Sub-Account
2013		263	$25.93 to $26.86	$25.74 to $26.84	$6,913	0.02%	0.10% to 0.75%	(0.73)% to (0.08)%
2012		151	$26.12 to $26.88	$25.93 to $26.86	$3,927	0.04%	0.09% to 0.75%	(0.71)% to (0.06)%
2011		132	$26.30 to $26.89	$26.12 to $26.88	$3,442	0.04%	0.10% to 0.75%	(0.70)% to (0.06)%
2010		88	$26.48 to $26.90	$26.30 to $26.89	$2,304	0.11%	0.12% to 0.77%	(0.66)% to (0.05)%
2009		66	$26.55 to $26.83	$26.48 to $26.90	$1,739	0.47%	0.22% to 0.77%	(0.27)% to 0.28%

TIAA-CREF Real Estate Securities Fund Sub-Account
2013		2,277	$23.41 to $24.25	$23.63 to $24.64	$54,167	1.96%	0.10% to 0.75%	0.95% to 1.61%
2012		1,803	$19.73 to $20.31	$23.41 to $24.25	$42,444	1.80%	0.10% to 0.75%	18.65% to 19.43%
2011		1,228	$18.59 to $19.00	$19.73 to $20.31	$24,302	1.48%	0.10% to 0.75%	6.17% to 6.86%
2010		800	$14.29 to $14.52	$18.59 to $19.00	$14,894	2.28%	0.14% to 0.77%	30.09% to 30.90%
2009		290	$11.55 to $11.67	$14.29 to $14.52	$4,149	3.51%	0.22% to 0.77%	23.69% to 24.38%

TIAA-CREF S&P 500 Index Fund Sub-Account
2013		2,491	$26.84 to $27.87	$35.23 to $36.81	$91,621	2.12%	0.10% to 0.75%	31.26% to 32.11%
2012		1,817	$23.32 to $24.06	$26.84 to $27.87	$50,596	3.06%	0.10% to 0.75%	15.07% to 15.82%
2011		1,132	$23.37 to $23.61	$23.32 to $24.06	$27,220	1.99%	0.11% to 0.75%	(6.70)% to 1.90%
2010		979	$20.43 to $20.58	$23.37 to $23.61	$23,121	2.52%	0.15% to 0.47%	14.39% to 14.75%
2009		860	$16.23 to $16.31	$20.43 to $20.58	$17,679	2.62%	0.22% to 0.47%	25.87% to 26.18%

TIAA-CREF Short-Term Bond Fund Sub-Account
2013		400	$26.00 to $31.49	$25.89 to $31.57	$12,521	1.40%	0.10% to 0.75%	(0.40)% to 0.25%
2012		358	$25.25 to $30.39	$26.00 to $31.49	$11,226	1.75%	0.10% to 0.73%	2.96% to 3.63%
2011		337	$29.34 to $29.65	$25.25 to $30.39	$10,194	2.05%	0.11% to 0.75%	1.00% to 2.51%
2010		260	$28.13 to $28.34	$29.34 to $29.65	$7,675	2.46%	0.15% to 0.47%	4.29% to 4.62%
2009		154	$26.73 to $26.86	$28.13 to $28.34	$4,356	3.49%	0.22% to 0.47%	5.23% to 5.49%

TIAA-CREF Small-Cap Blend Index Fund Sub-Account
2013		5,637	$27.67 to $28.66	$38.17 to $39.79	$221,083	1.83%	0.10% to 0.75%	37.94% to 38.84%
2012		3,445	$23.91 to $24.60	$27.67 to $28.66	$97,469	2.46%	0.10% to 0.75%	15.74% to 16.50%
2011		2,658	$25.12 to $25.69	$23.91 to $24.60	$64,641	1.42%	0.11% to 0.76%	(4.84)% to (4.22)%
2010		2,577	$19.97 to $20.29	$25.12 to $25.69	$65,692	1.54%	0.15% to 0.77%	25.81% to 26.59%
2009		1,575	$15.86 to $16.03	$19.97 to $20.29	$31,818	1.87%	0.22% to 0.77%	25.86% to 26.56%

TIAA-CREF Small-Cap Equity Fund Sub-Account
2013		3,859	$26.27 to $27.22	$36.51 to $38.06	$144,512	0.98%	0.10% to 0.75%	38.95% to 39.85%
2012		3,401	$23.21 to $23.88	$26.27 to $27.22	$91,349	1.30%	0.10% to 0.75%	13.21% to 13.95%
2011		2,779	$24.33 to $24.88	$23.21 to $23.88	$65,752	0.83%	0.11% to 0.75%	(4.62)% to (4.00)%
2010		1,771	$19.23 to $19.54	$24.33 to $24.88	$43,791	0.83%	0.15% to 0.77%	26.52% to 27.30%
2009		772	$15.26 to $15.43	$19.23 to $19.54	$15,041	0.98%	0.22% to 0.77%	26.00% to 26.69%

See notes to condensed financial information.	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-47

Notes to financial statements TIAA Separate Account VA-3

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

TIAA-CREF Social Choice Equity Fund Sub-Account
2013		1,192	$27.10 to $28.07	$36.13 to $37.67	$43,567	1.79%	0.10% to 0.75%	33.32% to 34.19%
2012		807	$23.94 to $24.64	$27.10 to $28.07	$22,133	2.18%	0.10% to 0.75%	13.19% to 13.93%
2011		707	$24.13 to $24.68	$23.94 to $24.64	$17,110	1.83%	0.11% to 0.75%	(0.80)% to (0.16)%
2010		578	$20.98 to $21.32	$24.13 to $24.68	$14,095	2.09%	0.15% to 0.77%	15.02% to 15.73%
2009		345	$15.97 to $16.14	$20.98 to $21.32	$7,302	2.70%	0.22% to 0.77%	31.37% to 32.09%

American Funds EuroPacific Growth Fund (Class R-5) Sub-Account
2013		3,634	$26.58 to $27.70	$31.80 to $33.35	$121,187	1.62%	0.10% to 0.75%	19.64% to 20.41%
2012		2,167	$22.86 to $23.19	$26.58 to $27.70	$60,025	2.30%	0.10% to 0.77%	9.28% to 19.45%
2011		1,980	$26.50 to $26.78	$22.86 to $23.19	$45,905	1.86%	0.11% to 0.45%	(13.73)% to (13.43)%
2010		1,776	$24.27 to $24.45	$26.50 to $26.78	$47,575	2.02%	0.15% to 0.47%	9.20% to 9.55%
2009		1,349	$17.47 to $17.56	$24.27 to $24.45	$32,972	2.95%	0.22% to 0.47%	38.89% to 39.24%

American Funds Washington Mutual Investors Fund (Class R-5) Sub-Account
2013		1,188	$25.72 to $27.88	$33.77 to $36.84	$43,764	2.72%	0.10% to 0.75%	31.28% to 32.13%
2012		998	$24.40 to $24.74	$25.72 to $27.88	$27,837	2.81%	0.10% to 0.76%	2.89% to 12.69%
2011		552	$22.84 to $23.08	$24.40 to $24.74	$13,648	3.04%	0.10% to 0.45%	6.81% to 7.19%
2010		219	$20.19 to $20.34	$22.84 to $23.08	$5,049	2.99%	0.22% to 0.47%	13.12% to 13.47%
2009		179	$16.99 to $17.07	$20.19 to $20.34	$3,643	3.80%	0.22% to 0.47%	18.84% to 19.14%

DFA Emerging Markets Portfolio (Institutional Class) Sub-Account
2013		172	$23.05 to $23.30	$22.16 to $22.55	$3,870	2.11%	0.10% to 0.75%	(3.84)% to (3.22)%
2012		143	$19.49 to $19.57	$23.05 to $23.30	$3,338	2.02%	0.10% to 0.75%	18.26% to 19.04%
2011	(k)	50	$25.00	$19.49 to $19.57	$973	3.50%	0.10% to 0.77%	(22.05)% to (21.71)%

Dodge & Cox International Stock Fund Sub-Account
2013		291	$23.11 to $23.36	$28.97 to $29.48	$8,563	2.24%	0.10% to 0.75%	25.37% to 26.19%
2012		181	$19.24 to $19.32	$23.11 to $23.36	$4,227	3.69%	0.10% to 0.75%	20.12% to 20.91%
2011	(k)	8	$25.00	$19.24 to $19.32	$155	11.55%	0.10% to 0.75%	(23.05)% to (22.71)%

T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account
2013		952	$26.54 to $32.37	$38.05 to $46.71	$44,369	0.05%	0.10% to 0.75%	43.36% to 44.30%
2012		811	$22.75 to $27.56	$26.54 to $32.37	$26,222	0.42%	0.10% to 0.75%	16.67% to 17.44%
2011		567	$27.69 to $27.98	$22.75 to $27.56	$15,622	0.19%	0.11% to 0.75%	(9.00)% to (1.50)%
2010		489	$23.92 to $24.10	$27.69 to $27.98	$13,672	0.28%	0.15% to 0.47%	15.75% to 16.11%
2009		516	$15.67 to $15.74	$23.92 to $24.10	$12,433	0.29%	0.22% to 0.47%	52.68% to 53.07%

Vanguard Emerging Markets Stock Index Fund (Signal Shares) Sub-Account
2013		176	$22.66 to $22.91	$21.37 to $21.74	$3,826	2.89%	0.10% to 0.75%	(5.73)% to (5.11)%
2012		99	$19.22 to $19.31	$22.66 to $22.91	$2,261	4.24%	0.10% to 0.76%	17.90% to 18.67%
2011	(k)	7	$25.00	$19.22 to $19.31	$125	7.61%	0.10% to 0.75%	(23.11)% to (22.78)%

Vanguard Explorer Fund (Investor Shares) Sub-Account
2013		239	$24.82 to $25.09	$35.57 to $36.19	$8,634	0.05%	0.10% to 0.75%	43.28% to 44.22%
2012		178	$21.77 to $21.86	$24.82 to $25.09	$4,471	0.52%	0.10% to 0.76%	14.03% to 14.77%
2011	(k)	59	$25.00	$21.77 to $21.86	$1,285	0.78%	0.10% to 0.76%	(12.92)% to (12.54)%

Vanguard Intermediate-Term Treasury Fund (Investor Shares) Sub-Account
2013		26	$27.46 to $27.76	$26.42 to $26.88	$707	1.46%	0.10% to 0.75%	(3.81)% to (3.18)%
2012		34	$26.95 to $27.07	$27.46 to $27.76	$934	2.18%	0.10% to 0.75%	1.90% to 2.57%
2011	(k)	24	$25.00	$26.95 to $27.07	$659	5.55%	0.10% to 0.75%	7.80% to 8.27%

Vanguard Selected Value Fund (Investor Shares) Sub-Account
2013		1,566	$26.19 to $26.47	$36.92 to $37.57	$58,815	1.99%	0.10% to 0.76%	40.98% to 41.90%
2012		204	$22.90 to $22.99	$26.19 to $26.47	$5,415	15.58%	0.10% to 0.75%	14.38% to 15.13%
2011	(k)	8	$25.00	$22.90 to $22.99	$185	7.32%	0.10% to 0.76%	(8.42)% to (8.02)%

B-48	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to condensed financial information.

concluded

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Vanguard Small-Cap Value Index Fund (Investor Shares) Sub-Account
2013		287	$25.82 to $26.11	$34.96 to $35.58	$10,194	2.36%	0.10% to 0.75%	35.39% to 36.27%
2012		186	$21.95 to $22.04	$25.82 to $26.11	$4,850	4.25%	0.10% to 0.75%	17.68% to 18.45%
2011	(k)	35	$25.00	$21.95 to $22.04	$773	11.39%	0.10% to 0.77%	(12.22)% to (11.84)%

Vanguard Wellington Fund (Investor Shares) Sub-Account
2013		897	$26.94 to $27.24	$32.00 to $32.56	$29,170	2.76%	0.10% to 0.75%	18.77% to 19.54%
2012		500	$24.11 to $24.22	$26.94 to $27.24	$13,619	4.22%	0.10% to 0.76%	11.73% to 12.46%
2011	(k)	51	$25.00	$24.11 to $24.22	$1,242	4.97%	0.10% to 0.75%	(3.54)% to (3.13)%

Western Asset Core Plus Bond Fund (Class I) Sub-Account
2013		1,259	$27.80 to $37.56	$27.30 to $37.13	$46,539	3.12%	0.10% to 0.75%	(1.80)% to (1.16)%
2012		1,239	$25.83 to $34.68	$27.80 to $37.56	$46,462	3.18%	0.10% to 0.75%	7.63% to 8.33%
2011		930	$32.19 to $32.53	$25.83 to $34.68	$32,214	3.47%	0.11% to 0.75%	3.32% to 6.61%
2010		645	$28.88 to $29.09	$32.19 to $32.53	$20,952	5.23%	0.15% to 0.47%	11.46% to 11.82%
2009		393	$23.02 to $23.13	$28.88 to $29.09	$11,432	6.70%	0.22% to 0.47%	25.44% to 25.75%

(a)	Not annualized for periods less than one year.
(b)	Does not include expenses of underlying funds.
(c)	Periods less than one year are annualized and are not necessarily indicative of a full year of operations.
(d)	These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units, if any. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.
(e)	These amounts represent the annualized expenses of the Sub-Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only these expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(f)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period, which is not annualized. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contractowners’ total returns may not be within the ranges presented.
(k)	Sub-Account commenced operations May 1, 2011.
(m)	Sub-Account commenced operations August 10, 2012.

See notes to condensed financial information.	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-49

Report of management responsibility

April 14, 2014

To the Policyholders of Teachers Insurance and Annuity Association of America:

The accompanying statutory-basis financial statements of Teachers Insurance and Annuity Association of America (“TIAA”) are the responsibility of management. They have been prepared on the basis of statutory accounting principles, a comprehensive basis of accounting comprised of accounting principles prescribed or permitted by the New York State Department of Financial Services. The financial statements of TIAA have been presented fairly and objectively in accordance with such statutory accounting principles.

TIAA’s internal control over financial reporting is a process effected by those charged with governance, management and other personnel, designed to provide reasonable assurance regarding the preparation of reliable financial statements in accordance with statutory accounting principles. TIAA’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the entity; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with statutory accounting principles, and the receipts and expenditures of the entity are being made only in accordance with authorizations of management and those charged with governance; and (3) provide reasonable assurance regarding prevention, or timely detection and correction of unauthorized acquisition, use, or disposition of the entity’s assets that could have a material effect on the financial statements.

Management is responsible for establishing and maintaining effective internal control over financial reporting. Management assessed the effectiveness of the entity’s internal control over financial reporting as of December 31, 2013, based on the framework set forth by the Committee of Sponsoring Organizations of the Treadway Commission in Internal Control-Integrated Framework (originally published in 1992). Based on that assessment, management concluded that, as of December 31, 2013, TIAA’s internal control over financial reporting is effective based on the criteria established in Internal Control-Integrated Framework (published in 1992).

In addition, TIAA’s internal audit personnel provide regular reviews and assessments of the internal controls and operations of TIAA, and the Vice President of Internal Audit regularly reports to the Audit Committee of the TIAA Board of Trustees.

The independent auditors of PricewaterhouseCoopers LLP have audited the accompanying statutory-basis financial statements of TIAA for the years ended December 31, 2013, 2012 and 2011. To maintain auditor independence and avoid even the appearance of a conflict of interest, it continues to be TIAA’s policy that any management advisory or consulting service, which is not in accordance with TIAA’s specific auditor independence policies designed to avoid such conflicts, be obtained from a firm other than the independent auditor. The independent auditors’ report expresses an opinion in all material respect on the fairness of presentation of these statutory-basis financial statements.

The Audit Committee of the TIAA Board of Trustees, comprised entirely of independent, non-management trustees, meets regularly with management, representatives of the independent auditor and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual independent audit of the TIAA statutory-basis financial statements, the New York Department of Financial Services and other state insurance departments regularly examine the operations and financial statements of TIAA as part of their periodic corporate examinations.

Roger W. Ferguson, Jr.	Virginia M. Wilson
President and Chief Executive Officer	Executive Vice President and Chief Financial Officer

B-50	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

Report of independent auditors

To the Board of Trustees of Teachers Insurance and Annuity Association of America:

We have audited the accompanying statutory-basis financial statements of Teachers Insurance and Annuity Association of America (the “Company”), which comprise the statutory statements of admitted assets, liabilities, and capital and contingency reserves as of December 31, 2013 and 2012 and the related statutory statements of operations, changes in capital and contingency reserves and cash flows for each of the three years in the period ended December 31, 2013. We also have audited the Company’s internal control over financial reporting as of December 31, 2013, based on criteria established in the 1992 Internal Control-Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (“COSO”). Management is responsible for the preparation and fair presentation of these financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for maintaining effective internal control over financial reporting, and for its assertion of the effectiveness of internal control over financial reporting, included in the accompanying Report of Management’s Responsibility. Our responsibility is to express an opinion on these financial statements and an opinion on the Company’s internal control over financial reporting based on our audits.

We conducted our audit of the financial statements in accordance with auditing standards generally accepted in the United States of America and our audit of internal control over financial reporting in accordance with attestation standards established by the American Institute of Certified Public Accountants. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement and whether effective internal control over financial reporting was maintained in all material respects. Our audit of the financial statements included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our audit of internal control over financial reporting included obtaining an understanding of internal control over financial reporting, assessing the risk that a material weakness exists, and, testing and evaluating the design and operating effectiveness of internal control, based on the assessed risk. Our audits also included performing such other procedures as we considered necessary in the circumstances. We believe that our audits provide a reasonable basis for our opinions.

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2013 and 2012, or the results of its operations or its cash flows thereof for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2013 and 2012, and the results of its operations and its cash flows for the years then ended on the basis of accounting described in Note 2. Also in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2013, based on criteria established in the 1992 Internal Control-Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

A company’s internal control over financial reporting is a process effected by those charged with governance, management, and other personnel, designed to provide reasonable assurance regarding the preparation of reliable financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services. A company’s internal control over financial reporting includes those policies and procedures that (i) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (ii) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and those charged with governance; and (iii) provide reasonable assurance regarding prevention or timely detection and correction of unauthorized acquisition, use, or disposition of the company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 14, 2014

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-51

Statutory–basis statements of admitted assets, liabilities and capital and contingency reserves

Teachers Insurance and Annuity Association of America

	December 31,
(in millions)	2013	2012
ADMITTED ASSETS
Bonds	$181,121	$173,954
Preferred stocks	48	38
Common stocks	2,675	3,495
Mortgage loans	14,246	12,956
Real estate	1,812	1,623
Cash, cash equivalents and short-term investments	1,362	1,681
Contract loans	1,466	1,358
Derivatives	60	96
Other long-term investments	20,059	17,973
Investment income due and accrued	1,763	1,772
Federal income taxes	6	—
Net deferred federal income tax asset	3,089	3,235
Other assets	439	437
Separate account assets	22,348	18,420
Total admitted assets	$250,494	$237,038

LIABILITIES, CAPITAL AND CONTINGENCY RESERVES
Liabilities
Reserves for life and health insurance, annuities and deposit-type contracts	$185,946	$180,020
Dividends due to policyholders	1,937	1,854
Interest maintenance reserve	2,283	1,687
Federal income taxes	—	3
Borrowed money	—	52
Asset valuation reserve	4,633	3,424
Derivatives	311	346
Other liabilities	2,262	2,276
Separate account liabilities	22,343	18,067
Total liabilities	219,715	207,729

Capital and Contingency Reserves
Capital (2,500 shares of $1,000 par value common stock issued and outstanding and $550,000 paid-in capital)	3	3
Surplus notes	2,000	2,000
Contingency reserves:
For investment losses, annuity and insurance mortality, and other risks	28,776	27,306
Total capital and contingency reserves	30,779	29,309
Total liabilities, capital and contingency reserves	$250,494	$237,038

B-52	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to statutory-basis financial statements

Statutory–basis statements of operations

Teachers Insurance and Annuity Association of America

	For the Years Ended December 31,
(in millions)	2013	2012	2011
REVENUES
Insurance and annuity premiums and other considerations	$14,395	$12,085	$12,703
Annuity dividend additions	1,585	1,312	1,325
Net investment income	11,274	11,042	10,910
Other revenue	242	231	182
Total revenues	$27,496	$24,670	$25,120

BENEFITS AND EXPENSES
Policy and contract benefits	$12,900	$11,733	$11,341
Dividends to policyholders	3,409	3,128	3,082
Increase in policy and contract reserves	5,749	4,604	5,460
Net operating expenses	1,035	922	859
Net transfers to separate accounts	1,879	1,518	1,661
Other benefits and expenses	384	318	53
Total benefits and expenses	$25,356	$22,223	$22,456

Income before federal income taxes and net realized capital gains (losses)	$2,140	$2,447	$2,664
Federal income tax (benefit)	(28)	(11)	(139)
Net realized capital gains (losses) less capital gains taxes, after transfers to the interest maintenance reserve	(417)	(416)	(444)
Net income	$1,751	$2,042	$2,359

See notes to statutory-basis financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-53

Statutory–basis statements of changes in capital and contingency reserves

Teachers Insurance and Annuity Association of America

(in millions)	Capital Stock and Additional Paid-in Capital	Contingency Reserves	Total
Balance, December 31, 2010	$3	$25,153	$25,156
Net income		2,359	2,359
Net unrealized capital gains on investments		390	390
Change in asset valuation reserve		(802)	(802)
Change in accounting principle		(23)	(23)
Change in surplus of separate accounts		134	134
Change in net deferred income tax		(1,129)	(1,129)
Change in non-admitted assets:
Deferred federal income tax asset		953	953
Other assets		93	93
Balance, December 31, 2011	$3	$27,128	$27,131

Net income		2,042	2,042
Net unrealized capital gains on investments		490	490
Change in asset valuation reserve		(599)	(599)
Change in surplus of separate accounts		64	64
Change in net deferred income tax		(1,119)	(1,119)
Prior year surplus adjustment		(5)	(5)
Change in non-admitted assets:
Deferred federal income tax asset		1,285	1,285
Other assets		20	20
Balance, December 31, 2012	$3	$29,306	$29,309

Net income		1,751	1,751
Net unrealized capital gains on investments		1,193	1,193
Change in asset valuation reserve		(1,209)	(1,209)
Change in surplus of separate accounts		(18)	(18)
Change in net deferred income tax		(1,083)	(1,083)
Change in post-retirement benefit liability		(11)	(11)
Change in non-admitted assets:
Deferred federal income tax asset		937	937
Other assets		(90)	(90)
Balance, December 31, 2013	$3	$30,776	$30,779

B-54	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to statutory-basis financial statements

Statutory–basis statements of cash flows

Teachers Insurance and Annuity Association of America

	For the Years Ended December 31,
(in millions)	2013	2012	2011
CASH FROM OPERATIONS
Insurance and annuity premiums and other considerations	$14,398	$12,084	$12,705
Net investment income	10,770	10,590	10,948
Miscellaneous income	219	199	180
Total receipts	25,387	22,873	23,833
Policy and contract benefits	12,954	11,722	11,321
Operating expenses	1,276	1,127	853
Dividends paid to policyholders	1,741	1,693	1,709
Federal income tax expense (benefit)	(13)	(16)	(141)
Net transfers to separate accounts	1,505	597	1,666
Total disbursements	17,463	15,123	15,408
Net cash from operations	7,924	7,750	8,425

CASH FROM INVESTMENTS
Proceeds from investments sold, matured, or repaid:
Bonds	26,969	26,689	19,042
Stocks	872	843	669
Mortgage loans and real estate	2,131	2,954	2,162
Other invested assets	3,293	2,184	2,197
Miscellaneous proceeds	12	13	66
Cost of investments acquired:
Bonds	32,998	31,963	24,768
Stocks	936	559	486
Mortgage loans and real estate	3,753	2,784	1,922
Other invested assets	3,482	3,472	5,320
Miscellaneous applications	248	270	448
Net cash from investments	(8,140)	(6,365)	(8,808)

CASH FROM FINANCING AND OTHER
Borrowed money	(51)	(757)	(151)
Net deposits on deposit-type contracts funds	70	53	32
Other cash provided (applied)	(122)	403	(266)
Net cash from financing and other	(103)	(301)	(385)
NET CHANGE IN CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	(319)	1,084	(768)
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	1,681	597	1,365

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$1,362	$1,681	$597

See notes to statutory-basis financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-55

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America  ■  December 31, 2013

Note 1 – organization

Teachers Insurance and Annuity Association of America (“TIAA” or the “Company”) was established in 1918 as a legal reserve life insurance company under the insurance laws of the State of New York. All of the outstanding common stock of TIAA is held by the TIAA Board of Overseers (“Board of Overseers”), a not-for-profit corporation incorporated in the State of New York originally created for the purpose of holding the stock of TIAA.

The Company’s primary purpose is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing retirement and insurance benefits for their employees and their families and by counseling such organizations and their employees on benefit plans and other measures of economic security.

Note 2 – significant accounting policies

Basis of presentation:

The accompanying financial statements have been prepared on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (the “Department”); a comprehensive basis of accounting that differs from accounting principles generally accepted in the United States (“GAAP”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

The table below provides a reconciliation of the Company’s net income and capital and contingency reserves between NAIC SAP and the New York SAP annual statement filed with the Department. The primary differences arise because the Company maintains more conservative reserves, as prescribed or permitted by New York SAP, under which annuity reserves are generally discounted on the basis of mortality tables and contractually guaranteed interest rates.

	For the Years Ended December 31,
(in millions)	2013	2012	2011
Net Income, New York SAP	$1,751	$2,042	$2,359
New York SAP Prescribed Practices:
Additional Reserves for:
Term Conversions	2	2	1
Deferred and Payout Annuities issued after 2000	73	63	171
Net Income, NAIC SAP	$1,826	$2,107	$2,531

Capital and Contingency Reserves, New York SAP	$30,779	$29,309	$27,131
New York SAP Prescribed Practices:
Additional Reserves for:
Term Conversions	20	18	16
Deferred and Payout Annuities issued after 2000	3,990	3,917	3,854
Capital and Contingency Reserves, NAIC SAP	$34,789	$33,244	$31,001

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with GAAP with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows:

Under GAAP:

•	The Asset Valuation Reserve (“AVR”) is eliminated as it is not recognized under GAAP. The AVR is established under NAIC SAP with changes recorded as a direct charge to surplus;

•	The Interest Maintenance Reserve (“IMR”) is eliminated as it is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold;

•	Dividends on insurance policies and annuity contracts are accrued as the related earnings emerge from operations under GAAP rather than being accrued in the year when they are declared;

•	Certain assets designated as “non-admitted assets” and excluded from assets in the statutory balance sheet are included in the GAAP balance sheet;

•	Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued under GAAP rather than being expensed when incurred;

B-56	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

•	Policy and contract reserves are based on estimates of expected mortality, morbidity, persistency and interest under GAAP rather than being based on statutory mortality, morbidity and interest requirements;

•	Surplus notes are reported as a liability rather than a component of capital and contingency reserves;

•	Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary;

•	Investments in bonds considered to be “available for sale” are carried at fair value under GAAP rather than at amortized cost;

•	Impairments on securities other than loan-backed and structured securities due to credit losses are recorded as other-than-temporary impairments (“OTTI”) through earnings for the difference between amortized cost and discounted cash flows when a security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, an impairment for such securities is recorded through earnings for the difference between amortized cost and fair value;

•	For loan-backed and structured securities that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, such declines in fair value are not recorded until a credit loss occurs;

•	Changes in the allowance for estimated uncollectible amounts related to mortgage loans are recorded through earnings under GAAP rather than as unrealized losses, which is a component of surplus under NAIC SAP;

•	Changes in the value of certain other long-term investments accounted for under the equity method of accounting are recorded through earnings under GAAP rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•	Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•	The calculation for the post-retirement benefit obligations includes both vested and non-vested employees. Prior to January 1, 2013, non-vested employees were not considered under NAIC SAP;

•	Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, contracts that have any mortality and morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts and amounts received under these contracts are reported as revenue;

•	Declines in fair value of derivatives are recorded through earnings rather than surplus. Derivatives embedded in host contracts are accounted for separately like a freestanding derivative if certain criteria are met under GAAP. Replication Synthetic Asset Transactions (“RSAT”) are not recognized under GAAP;

•	Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance for statutory purposes. Assets and liabilities are reported gross of reinsurance for GAAP and net of reinsurance for statutory purposes. Transactions recorded as financing under GAAP have no impact on premiums or losses incurred, while for statutory purposes, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses.

The effects of these differences, while not determined, are presumed to be material.

Reclassifications: Certain prior year amounts in the financial statements have been reclassified to conform to the 2013 presentation. These reclassifications did not affect the total assets, liabilities, net income or surplus previously reported.

Use of Estimates: The preparation of statutory-basis financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

The most significant estimates include those used in the recognition of other-than-temporary impairments, reserves for life insurance (and health), annuities and deposit-type contracts and the valuation of deferred tax assets.

Accounting policies:

The following is a summary of the significant accounting policies followed by the Company:

Investments: Publicly traded securities are accounted for as of the date the investments are purchased or sold (trade date). Other investments are recorded on the settlement date. Realized capital gains and losses on investment transactions are accounted for under the specific identification method. A realized loss is recorded when an impairment is considered to be other-than-temporary.

Bonds: Bonds are stated at amortized cost using the current effective interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value.

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-57

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Included within bonds are loan-backed and structured securities. Estimated future cash flows and expected prepayment speeds are used to determine the amortization of loan-backed and structured securities under the prospective method. Expected future cash flows and prepayment speeds are evaluated quarterly. Certain loan-backed and structured securities are reported at the lower of cost or fair value as a result of the NAIC modeling process.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For loan-backed and structured securities, when an OTTI has occurred because the Company does not expect to recover the entire amortized cost basis of the security, with the intent and ability to hold, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate.

For loan-backed and structured securities, when an OTTI has occurred because the Company intends to sell the security or the Company does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI realized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

In periods subsequent to the recognition of an OTTI loss for a loan-backed or structured security, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

The fair values for publicly traded long term bond investments are generally determined using prices provided by third party pricing services. For privately placed long term bond investments without readily ascertainable market value, such values are determined with the assistance of independent pricing services utilizing a discounted cash flow methodology based on coupon rates, maturity provisions and credit assumptions.

Preferred Stocks: Preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6 which are stated at the lower of amortized cost or fair value. The fair values of preferred stocks are determined using prices provided by third party pricing services or valuations from the NAIC. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Common Stocks: Unaffiliated common stocks are stated at fair value, which is based on quoted market prices, where available. Changes in fair value are recorded through surplus. For common stocks without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Mortgage Loans: Mortgage loans are stated at amortized cost, net of valuation allowances. Mortgage loans held for sale are stated at the lower of amortized cost or fair value. Mortgage loans are evaluated for impairment when it is probable that the receipt of contractual payments of principal and interest may not occur when scheduled. If the impairment is considered to be temporary, a valuation allowance is established for the excess of the carrying value of the mortgage over its estimated fair value. Changes in valuation allowance for mortgage loans are included in net unrealized capital gains and losses on investments. When an event occurs resulting in an impairment that is other-than-temporary, a direct write-down is recorded as a realized loss and a new cost basis is established. The fair value of mortgage loans is generally determined using a discounted cash flow methodology based on coupon rates, maturity provisions and credit assumptions.

Real Estate: Real estate occupied by the Company and real estate held for the production of income is carried at depreciated cost, less encumbrances. Real estate held for sale is carried at the lower of depreciated cost or fair value, less encumbrances, and estimated costs to sell. The Company utilizes the straight-line method of depreciation on real estate and is generally computed over a forty-year period. A real estate property may be considered impaired when events or circumstances indicate that the carrying value may not be recoverable. When the Company determines that an investment in real estate is impaired, a direct write-down is made to reduce the carrying value of the property to its estimated fair value based on an external appraisal, net of encumbrances, and a realized loss is recorded.

The Company makes investments in commercial real estate directly, through wholly owned subsidiaries and through real estate limited partnerships. The Company monitors the effects of current and expected market conditions and other factors on its real estate investments to identify and quantify any impairment in value. The Company assesses assets to determine if events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The Company evaluates the recoverability of income producing investments based on undiscounted cash flows and then reviews the results of an independent third party appraisal to determine the fair value and if an adjustment is required.

B-58	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

Wholly-Owned Subsidiaries: Investments in wholly-owned subsidiaries are stated at the value of their underlying net assets as follows: (1) domestic insurance subsidiaries are stated at the value of their underlying statutory surplus and (2) non-insurance subsidiaries are stated at the value of their underlying GAAP equity. Dividends and distributions from subsidiaries are recorded in investment income and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

Other Long-term Investments: Other long-term investments primarily include investments in limited partnerships and limited liability companies which are carried at the Company’s percentage of the underlying U.S. GAAP, International Financial Reporting Standard or U.S. Tax basis equity as reflected on the respective entity’s financial statements. The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses impairment information by performing analysis between the carrying value and the cost basis of the investments. The Company evaluates recoverability of the asset to determine if OTTI is warranted. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Other long-term investments include the Company’s investments in surplus notes, which are stated at amortized cost. All of the Company’s investments in surplus notes have an NAIC 1 rating designation. The carrying amount of the Company’s investments in surplus notes was $91 million for both years ended December 31, 2013 and 2012.

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less at the date of purchase and are stated at amortized cost.

Short-Term Investments: Short-term investments (investments with remaining maturities of one year or less at the time of acquisition, excluding those investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances.

Derivative Instruments: The Company has filed a Derivatives Use Plan with the Department. This plan details the Company’s derivative policy objectives, strategies, controls and any restrictions placed on various derivative types. The plan also specifies the procedures and systems that the Company has established to evaluate, monitor and report on the derivative portfolio in terms of valuation, hedge effectiveness and counterparty credit quality. The Company may use derivative instruments for hedging, income generation, and asset replication purposes.

Derivatives used by the Company may include swaps, forwards, futures and options.

The carrying value of a derivative position may be at cost or fair value, depending on the type of instrument and accounting status. Hedge accounting is applied for some foreign currency swaps that hedge fixed income investments carried at amortized cost. The foreign exchange premium or discount for these foreign currency swaps is amortized into income and a currency translation adjustment computed at the spot rate is recorded as an unrealized gain or loss. The derivative component of a RSAT is carried at unamortized premiums received or paid, adjusted for any impairments. The cash component of a RSAT is classified as a bond on the Company’s balance sheet. Derivatives used in hedging transactions where hedge accounting is not being utilized are carried at fair value. The Company does not offset the carrying value amounts recognized for derivatives executed with the same counterparty under a netting agreement.

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non-admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

Separate Accounts: Separate Accounts are established in conformity with insurance laws and are segregated from the Company’s general account and are maintained for the benefit of the separate account contract holders.

Foreign Currency Transactions and Translation: Investments denominated in foreign currencies and foreign currency contracts are valued in U.S. dollars, based on exchange rates at the end of the relevant period. Investment transactions in foreign currencies are recorded at the exchange rates prevailing on the respective transaction dates. All other asset and liability accounts denominated in foreign currencies are adjusted to reflect exchange rates at the end of the relevant period. Realized and unrealized gains and losses due to foreign exchange transactions and translation adjustments are not separately reported but are collectively included in realized and unrealized capital gains and losses, respectively.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets (principally a portion of deferred federal income tax (“DFIT”) assets, certain investments in other long-term investments, furniture and equipment, leasehold improvements, and prepaid expenses). The non-admitted portion of the DFIT asset was $8,027 million and $8,964 million at December 31, 2013 and 2012, respectively. Investment related non-admitted assets totaled $187 million and $267 million at December 31, 2013 and 2012, respectively. Other non-admitted assets were $795 million and $625 million at December 31, 2013 and 2012, respectively. Changes in non-admitted assets are charged or credited directly to surplus.

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-59

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Electronic Data Processing Equipment, Computer Software, Furniture and Equipment and Leasehold Improvements: Electronic data processing (“EDP”) equipment, computer software and furniture and equipment which qualify for capitalization are depreciated over the lesser of useful life or 3 years. Office alterations and leasehold tenant improvements which qualify for capitalization are depreciated over the lesser of useful life or 5 years or the remaining life of the lease, respectively.

The accumulated depreciation on EDP equipment and computer software was $1,246 million and $1,008 million at December 31, 2013 and 2012, respectively. Related depreciation expenses allocated to TIAA were $77 million, $51 million and $34 million for the years ended December 31, 2013, 2012 and 2011, respectively.

The accumulated depreciation on furniture and equipment and leasehold improvements was $455 million and $444 million at December 31, 2013, and 2012, respectively. Related depreciation expenses allocated to TIAA were $10 million, $18 million and $25 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Insurance and Annuity Premiums: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred when acquiring new business are charged to operations as incurred.

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals (that represent a return to the contract holders) plus additional reserves (if any) necessitated by actuarial regulations.

The Company performed Asset Adequacy Analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves, and determined that its reserves were sufficient to meet its obligations.

Interest Maintenance Reserve: The IMR defers recognition of realized capital gains and losses resulting from changes in the general level of interest rates. These gains and losses are amortized into investment income over the expected remaining life of the investments sold. The IMR is calculated in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies.

A realized gain or loss on each bond sold, excluding loan-backed and structured securities, is interest-related if the security’s NAIC rating did not change by more than one classification from the date of purchase to the date of sale, and its NAIC rating was not a 6 at any time during the holding period.

A realized gain or loss on each preferred stock sold is interest-related if the security did not have an NAIC rating of 4, 5, or 6 at any time during the holding period and the NAIC rating did not change by more than one classification from the date of purchase to the date of sale.

A realized gain or loss on each mortgage loan sold is interest-related if interest is not more than 90 days past due, not in the process of foreclosure or voluntary conveyance, or the mortgage loan was not restructured over the prior two years.

A realized gain or loss on each derivative investment sold is interest-related based on the characteristics of the underlying invested asset.

For loan-backed and structured securities, realized gains or losses resulting from sale transactions and realized losses resulting from OTTI are bifurcated between IMR and AVR based upon the present value of cash flows and amortized cost at the time of the transaction.

Asset Valuation Reserve: The AVR is established to offset potential credit-related investment losses from bonds, stocks, mortgage loans, real estate, derivatives and other long-term investments. Changes in AVR are recorded directly to surplus. The AVR is calculated in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies.

Realized gains or losses resulting from the sale of U.S. Government securities and securities of agencies which are backed by the full faith and credit of the U.S. Government are exempt from the AVR.

A realized gain or loss on each bond sold, excluding loan-backed and structured securities, is non-interest-related if the security’s NAIC rating changed by more than one classification from the date of purchase to the date of sale, or its NAIC rating was a 6 at any time during the holding period.

A realized gain or loss on each preferred stock sold is non-interest-related if the security had an NAIC rating of 4, 5 or 6 at any time during the holding period or the NAIC rating changed by more than one classification from the date of purchase to the date of sale.

A realized gain or loss on each mortgage loan sold is non-interest-related if interest is more than 90 days past due, in the process of foreclosure or voluntary conveyance, or the mortgage loan was restructured over the prior two years.

A realized gain or loss on each derivative investment sold is non-interest-related based on the characteristics of the underlying invested asset.

For loan-backed and structured securities, realized gains or losses resulting from sale transactions and realized losses resulting from OTTI are bifurcated between IMR and AVR based upon the present value of cash flows and amortized cost at the time of the transaction.

B-60	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

OTTI for non-loan-backed and structured securities, stocks, mortgage loans, real estate and other long-term investments are considered non-interest related realized losses and included in the AVR calculation.

Repurchase Agreement: Repurchase agreements are agreements between a seller and a buyer, whereby the seller of securities sells and simultaneously agrees to repurchase the same or substantially the same securities from the buyer at a stated price on a specified date. Repurchase agreements are generally accounted for as secured borrowings. The assets transferred are not removed from the balance sheet, the cash collateral received is invested and reported on the balance sheet and accounted for based on the type of investment. An offsetting liability is reported in “Other liabilities.”

Dividends Due to Policyholders: Dividends on insurance policies and pension annuity contracts in the payout phase are declared by the TIAA Board of Trustees (the “Board”) in the fourth quarter of each year, and such dividends are credited to policyholders in the following calendar year. Dividends on pension annuity contracts in the accumulation phase are declared by the Board in February of each year, and such dividends on the various existing vintages of pension annuity contracts in the accumulation phase are credited to policyholders during the ensuing twelve month period beginning March 1.

Application of new accounting pronouncements:

Effective January 1, 2013, the Company adopted SSAP No. 92—Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14. SSAP No. 92 was effective for quarterly and annual reporting periods beginning on or after January 1, 2013 with early adoption permitted. This statement establishes financial accounting and reporting standards for an insurer that offers a defined benefit postretirement plan to its employees. Any unfunded defined benefit amounts, as determined when the projected benefit obligation exceeds the fair value of plan assets, is a liability under SSAP No. 5R and shall be reported in the first quarter statutory financial statements after the transition date with a corresponding entry to unassigned funds (surplus). Net periodic pension cost shall include a component for unrecognized prior service cost for non-vested employees beginning in 2013. The Company determined that SSAP No. 92 did not have a material impact.

Effective January 1, 2012, the Company adopted SSAP No. 101—Income Taxes, a Replacement of SSAP No. 10—Income Taxes and SSAP No. 10R—Income Taxes, A Temporary Replacement of SSAP No. 10. For purposes of accounting for federal and foreign income taxes, reporting entities shall adopt FASB Statement No. 109, Accounting for Income Taxes (“FAS 109”) with modifications for state income taxes, the realization criteria for deferred tax assets, and the recording of the impact of changes in deferred tax balances. SSAP No. 101 did not have a material impact on the current and deferred taxes presented under SSAP No. 10R.

Effective January 1, 2013, the Company adopted SSAP No. 103—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SSAP No. 103 was effective for years beginning on and after January 1, 2013 and applied prospectively. Early application is prohibited. This statement must be applied to transfers occurring on or after the effective date. The concept of a qualifying special purpose entity is no longer relevant for statutory accounting purposes. The unit of account for sale treatment is defined to be an entire financial asset or a pro rata participating interest without subordination. The disclosure provisions of this statement are applied to transfers that occurred both before and after the effective date of this statement. SSAP No. 103 did not have an impact on the Company.

Note 3 – long-term bonds, preferred stocks, and common stocks

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds and preferred stocks at December 31, are shown below (in millions):

	2013
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Bonds:
U.S. Governments	$41,161	$1,841	$(1,169)	$41,833
All Other Governments	3,929	381	(76)	4,234
States, Territories and Possessions	647	23	(15)	655
Political Subdivisions of States, Territories, and Possessions	491	8	(23)	476
Special Revenue and Special Assessment, Non-guaranteed Agencies and Government	18,862	1,307	(652)	19,517
Credit Tenant Loans	5,796	365	(92)	6,069
Industrial and Miscellaneous	107,416	6,447	(2,155)	111,708
Hybrids	1,002	60	(16)	1,046
Parent, Subsidiaries and Affiliates	1,817	54	—	1,871
Total Bonds	181,121	10,486	(4,198)	187,409
Preferred Stocks	48	40	—	88
Total Bonds and Preferred Stocks	$181,169	$10,526	$(4,198)	$187,497

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-61

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	2012
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Bonds:
U.S. Governments	$41,456	$5,966	$(55)	$47,367
All Other Governments	3,677	802	(3)	4,476
States, Territories and Possessions	491	76	—	567
Political Subdivisions of States, Territories, and Possessions	345	30	—	375
Special Revenue and Special Assessment, Non-guaranteed Agencies and Government	20,256	2,398	(16)	22,638
Credit Tenant Loans	5,025	431	(23)	5,433
Industrial and Miscellaneous	99,209	10,556	(1,060)	108,705
Hybrids	1,334	90	(28)	1,396
Parent, Subsidiaries and Affiliates	2,161	75	(2)	2,234
Total Bonds	173,954	20,424	(1,187)	193,191
Preferred Stocks	38	13	—	51
Total Bonds and Preferred Stocks	$173,992	$20,437	$(1,187)	$193,242

Impairment Review Process: All securities are subjected to the Company’s process for identifying OTTI. The Company writes down securities it deems to have an OTTI in value during the period the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators and ratings agencies; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations and (h) the potential for impairment based on an estimated discounted cash flow analysis for structured and loan-backed securities. Where impairment is considered to be other-than-temporary, the Company recognizes a write-down as a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value. Once an impairment write-down has been recorded, the Company continues to review the impaired security for appropriate valuation on an ongoing basis.

Based upon the factors above in the Company’s impairment evaluation process, the securities discussed in the following section which were in an unrealized loss position at December 31, 2013 and 2012, were not deemed to be other-than-temporarily impaired.

Unrealized Losses on Bonds, Preferred Stocks and Unaffiliated Common Stocks: The gross unrealized losses and estimated fair values for securities by the length of time that individual securities had been in a continuous unrealized loss position are shown in the table below (in millions):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value
December 31, 2013
Loan-backed and structured bonds	$16,499	$(1,026)	$15,473	$5,111	$(565)	$4,546
All other bonds	31,179	(1,995)	29,184	5,485	(702)	4,783
Total bonds	$47,678	$(3,021)	$44,657	$10,596	$(1,267)	$9,329
Unaffiliated common stocks	2	—	2	106	(48)	58
Preferred stocks	—	—	—	5	(1)	4
Total bonds and stocks	$47,680	$(3,021)	$44,659	$10,707	$(1,316)	$9,391

B-62	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value
December 31, 2012
Loan-backed and structured bonds	$1,719	$(47)	$1,672	$7,887	$(1,131)	$6,756
All other bonds	5,988	(154)	5,834	608	(46)	562
Total bonds	$7,707	$(201)	$7,506	$8,495	$(1,177)	$7,318
Unaffiliated common stocks	138	(22)	116	—	—	—
Preferred stocks	10	(2)	8	—	—	—
Total bonds and stocks	$7,855	$(225)	$7,630	$8,495	$(1,177)	$7,318

As of December 31, 2013, the major categories of securities where the estimated fair value declined and remained below cost for less than twelve months were diversified in residential mortgage-backed securities (22%), U.S., Canada and other government (22%) and public utilities (8%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

As of December 31, 2013, the major categories of securities where the estimated fair value declined and remained below cost for twelve months or greater were diversified in commercial mortgage-backed securities (25%), U.S., Canada and other government (23%), and residential mortgage-backed securities (14%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

As of December 31, 2012, the major categories of securities where the estimated fair value declined and remained below cost for less than twelve months were diversified in U.S., Canada and other government (25%), asset-backed securities (12%) and manufacturing (11%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

As of December 31, 2012, the major categories of securities where the estimated fair value declined and remained below cost for twelve months or greater were diversified in commercial mortgage-backed securities (73%) and residential mortgage-backed securities (19%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the cause of the decline is primarily attributable to increased market yields for these particular securities since acquisition caused principally by credit spreads. The Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover and the Company has concluded that these securities are not other–than-temporarily impaired.

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed and asset-backed securities are shown separately in the table below, as they are not due at a single maturity date (dollars in millions):

	December 31, 2013			December 31, 2012
	Book/ Adjusted Carrying Value	% of Total	Estimated Fair Value	Book/ Adjusted Carrying Value	% of Total	Estimated Fair Value
Due in one year or less	$4,724	2.6%	$4,819	$3,923	2.3%	$4,019
Due after one year through five years	20,503	11.3	22,126	20,380	11.6	22,183
Due after five years through ten years	35,068	19.4	35,983	34,773	20.0	38,505
Due after ten years	45,218	25.0	45,939	38,912	22.4	46,050
Subtotal	105,513	58.3	108,867	97,988	56.3	110,757
Residential mortgage-backed securities	47,094	26.0	49,304	51,170	29.5	56,525
Commercial mortgage-backed securities	10,785	5.9	10,821	9,467	5.4	9,328
Asset-backed securities	17,729	9.8	18,417	15,329	8.8	16,581
Subtotal	75,608	41.7	78,542	75,966	43.7	82,434
Total	$181,121	100.0%	$187,409	$173,954	100.0%	$193,191

For the year ended December 31, 2013, the preceding table includes sub-prime mortgage investments totaling $2,988 million under residential mortgage-backed securities. $2,712 million or 91% of the sub-prime securities were rated investment grade (NAIC 1 and 2).

For the year ended December 31, 2012, the preceding table includes sub-prime mortgage investments totaling $3,126 million under residential mortgage-backed securities. $2,511 million or 80% of the sub-prime securities were rated investment grade (NAIC 1 and 2).

Sub-prime securities are backed by loans that are in the riskiest category of loans and are typically sold in a separate market from prime loans.

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-63

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Bond Diversification: The carrying values of long-term bond investments were diversified by the following classification at December 31 as follows:

	2013	2012
Residential mortgage-backed securities	26.0%	29.4%
U.S. and other governments	11.4	12.2
Manufacturing	10.2	9.8
Asset-backed securities	9.8	8.8
Public utilities	8.3	7.7
Commercial mortgage-backed securities	6.0	5.5
Finance and financial services	5.8	5.5
Oil and gas	5.2	5.1
Services	4.2	3.5
Revenue and special obligations	3.3	2.5
Communications	3.1	3.2
Retail and wholesale trade	1.8	1.8
Mining	1.3	1.4
Transportation	1.3	1.3
Real estate investment trusts	1.1	0.9
Other	1.2	1.4
Total	100.0%	100.0%

At December 31, 2013 and 2012, 93.3% and 92.5%, respectively, of the long-term bond portfolio was comprised of investment grade securities (NAIC 1 and 2).

The following table presents the Company’s carrying value and estimated fair value for the residential mortgage-backed securities portfolio (“RMBS”) at December 31, (in millions):

	2013		2012
NAIC Designation	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
1	$46,273	$48,511	$48,144	$53,539
2	377	379	1,640	1,667
3	172	153	985	974
4	135	126	175	154
5	116	112	214	176
6	21	23	12	15
Total	$47,094	$49,304	$51,170	$56,525

With respect to the RMBS in the above table, approximately 99% and 97% were rated investment grade (NAIC 1 and 2) at December 31, 2013 and 2012, respectively. The Company has continued to maintain its historical procedures surrounding the evaluation of fundamental underwriting and investment standards within its investment portfolios, including investments in RMBS. Additionally, the Company continues to manage the RMBS portfolio to appropriately support its contractual obligations and will recognize impairments when diminishments in fair value are determined to be other-than-temporary based on evaluations of projected discounted cash flows as prescribed under SSAP 43R. Management continues to actively monitor the market, credit and liquidity risk of the RMBS portfolio as an integral component of its overall asset liability management program.

The following table presents the Company’s carrying value and estimated fair value for the commercial mortgage-backed securities (“CMBS”) portfolio at December 31, (in millions):

	2013		2012
NAIC Designation	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
1	$9,312	$9,384	$7,301	$7,528
2	271	273	246	230
3	219	212	607	481
4	319	292	585	467
5	469	428	564	409
6	195	232	164	213
Total	$10,785	$10,821	$9,467	$9,328

B-64	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

With respect to the CMBS in the above table, approximately 89% and 80% were rated investment grade (NAIC 1 and 2) and approximately 38% and 66% were issued prior to 2006 (based on carrying value) at December 31, 2013 and 2012, respectively. The Company has continued to maintain its historical procedures surrounding the evaluation of fundamental underwriting and investment standards within its investment portfolios, including investments in CMBS. Additionally, the Company continues to manage the CMBS portfolio to appropriately support its contractual obligations and will recognize impairments when diminishments in fair value are determined to be other-than-temporary based on evaluations of projected discounted cash flows as prescribed under SSAP 43R. Management continues to actively monitor the market, credit and liquidity risk of the CMBS portfolio as an integral component of its overall asset liability management program.

Included in the Company’s long-term investments are bonds with a NAIC designation of 6. The statutory carrying value of these investments and related contractual maturity is listed in the following table at December 31, (in millions):

	2013	2012
Due after one year through five years	$68	$3
Due after ten years	2	2
Subtotal	70	5
Residential mortgage-backed securities	21	12
Commercial mortgage-backed securities	195	164
Asset-backed securities	57	53
Total	$343	$234

Troubled Debt Restructuring: There were no troubled debt restructurings during 2013 or 2012.

Exchanges: During 2013 and 2012, the Company also acquired bonds and stocks through exchanges aggregating $2,623 million and $3,094 million, of which approximately $18 million and $26 million were acquired through non-monetary transactions, respectively. When exchanging securities, the Company generally accounts for assets at fair value unless the exchange was as a result of restricted 144As exchanged for unrestricted securities, which are accounted for at book value.

Loan-backed and Structured Securities: The near-term prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type. The long-term assumptions are adjusted based on expected performance.

The following table represents OTTI on securities with the intent to sell or the inability to retain for the years ended December 31, (in millions):

	1	OTTI		3
	Amortized Cost Basis Before OTTI	2a Interest	2b Non-interest	Fair Value 1-(2a+2b)
OTTI recognized, 2013
a. Intent to sell	$237	$20	$10	$207
b. Inability to retain	—	—	—	—
Total 2013	$237	$20	$10	$207

OTTI recognized, 2012
a. Intent to sell	$743	$98	$130	$515
b. Inability to retain	—	—	—	—
Total 2012	$743	$98	$130	$515

At December 31, 2013, the Company held loan-backed and structured securities with an OTTI recognized during 2013 where the present value of cash flows expected to be collected is less than the amortized cost. See Note 25 for listing of securities.

Other Disclosures: During 2013 and 2012, the Company acquired common stocks from other long term private equity fund investment distributions totaling $51 million and $47 million, respectively.

At December 31, 2013 and 2012, the carrying amount of restricted unaffiliated common stock was $494 million and $516 million, respectively. At December 31, 2013 and 2012, the carrying amount of restricted preferred stock was $5 million and $4 million, respectively. The restrictions include share sales, private sales, general partner approval for sale, contractual restrictions and public or free trade restrictions.

At December 31, 2013 and 2012, the carrying amount of bonds and stocks denominated in a foreign currency was $3,394 million and $3,766 million, respectively. Bonds denominated in foreign currency totaled $1,817 million and $2,120 million at December 31, 2013 and 2012, respectively and represent amounts due from related parties that are collateralized by real estate owned by the Company’s investment subsidiaries and affiliates.

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-65

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 4 – mortgage loans

The Company originates mortgage loans that are principally collateralized by commercial real estate. The coupon rates for non-mezzanine commercial mortgage loans originated during 2013 ranged from 3.49% to 4.99% and from 3.80% to 5.71% for 2012. The coupon rates for mezzanine mortgage loans originated during 2013 ranged from 5.00% to 6.25% and from 6.75% to 7.96% for 2012.

The maximum percentage of any one loan to the value of the property at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, was 70% and 98% for commercial loans for the years ended December 31, 2013 and 2012, respectively. In 2012, there was one loan issued with a loan to value of 98% with a value of $64 million at December 31, 2012. The loan is a full recourse construction loan with a committed tenant.

Impairment Review Process: The Company monitors the effects of current and expected market conditions and other factors on the collectability of mortgage loans to identify and quantify any impairment in value. Impairments are classified as either temporary, for which a recovery is anticipated, or other-than-temporary. Mortgage loans held to maturity with other-than-temporarily impaired values at December 31, 2013 and 2012 have been written down to net realizable values based upon independent appraisals of the collateral while mortgage loans held for sale have been written down to the current fair value of the loan. For impaired mortgage loans where the impairments were deemed to be temporary, an allowance for credit losses has been established.

The following table provides information on impaired loans classified as “Commercial—All Other” with or without allowance for credit losses as of December 31, (in millions):

	Commercial – All Other
	2013	2012	2011
With Allowance for Credit Losses	$—	$—	$—
No Allowance for Credit Losses	$202	$206	$248

The following table provides information for investment in impaired loans classified as “Commercial – All Other” – Average Recorded Investment, Interest Income Recognized, Recorded Investment on Nonaccrual Status and Amount of Interest Income Recognized Using a Cash-Basis Method of Accounting as of December 31, (in millions):

	Commercial – All Other
	2013	2012	2011
Average Recorded Investment	$34	$34	$35
Interest Income Recognized	$14	$14	$16
Recorded Investments on Nonaccrual Status	$—	$—	$—
Amount of Interest Income Recognized Using a Cash-Basis Method of Accounting	$14	$14	$16

The Company had no allowance for credit losses for the years ended December 31, 2013 and 2012, respectively.

2011
Allowance for credit losses (in millions):
Balance at the beginning of the period	$2
Additions charged to surplus	—
Direct write-downs/charges against the allowance	—
Recoveries of amounts previously added to surplus	(2)
Balance at the end of the period	$—

For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property’s net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan–to-value-ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated quarterly, with a portion of the loan portfolio updated annually.

For the agricultural mortgage loan, the Company’s primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are updated quarterly.

B-66	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

Credit quality of commercial and agricultural mortgage loans

The credit quality of commercial and agricultural mortgage loans held-for-investment, were as follows (dollars in millions):

	Recorded Investment
	Loan-to-value Ratios
	> 90%	81%–90%	70%–80%	< 70%	Total	% of Total
December 31, 2013:
Debt Service Coverage Ratios:
Greater than 1.20x	$26	$20	$641	$11,955	$12,642	88.4%
1.05x—1.20x	—	—	141	553	694	4.9
Less than 1.05x	42	17	183	262	504	3.5
Agriculture	—	—	—	265	265	1.9
Construction	188	—	—	—	188	1.3
Total	$256	$37	$965	$13,035	$14,293	100.0%

Mortgage Loan Age Analysis: The following table sets forth an age analysis of mortgage loans (dollars in millions):

		Commercial
	Farm	Insured	All Other	Mezzanine	Total
Year-End 2013
Recorded Investment	$265	$—	$13,543	$485	$14,293
Current
Interest Reduced	$—	$—	$—	$—	$—
Recorded Investment
Number of Loans	—	—	—	—	—
Percent Reduced	—	—	—	—	—

Year-End 2012
Recorded Investment
Current	$265	$—	$12,511	$225	$13,001
Interest Reduced
Recorded Investment	$—	$—	$363	$—	$363
Number of Loans	—	—	3	—	3
Percent Reduced	—	—	0.86%	—	0.86%

Year-End 2011
Recorded Investment
Current	$265	$—	$12,729	$187	$13,181
Interest Reduced
Recorded Investment	$—	$—	$216	$—	$216
Number of Loans	—	—	2	—	2
Percent Reduced	—	—	1.14%	—	1.14%

Mortgage Loan Diversification: The following tables set forth the commercial mortgage loan portfolio by property type and geographic distribution (dollars in millions):

	Commercial Mortgage Loans by Property Type
	December 31, 2013		December 31, 2012
	Carrying Value	% of Total	Carrying Value	% of Total
Shopping centers	$4,854	34.1%	$4,278	33.0%
Office buildings	4,774	33.5	4,288	33.1
Industrial buildings	2,068	14.5	2,118	16.4
Apartments	1,825	12.8	1,423	11.0
Land	265	1.9	265	2.0
Mixed use	259	1.8	264	2.0
Hotel	161	1.1	164	1.3
Other	40	0.3	156	1.2
Total	$14,246	100.0%	$12,956	100.0%

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-67

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	Commercial Mortgage Loans by Geographic Distribution
	December 31, 2013		December 31, 2012
	Carrying Value	% of Total	Carrying Value	% of Total
Pacific	$3,389	23.7%	$3,312	25.6%
South Atlantic	3,202	22.5	2,908	22.4
Middle Atlantic	2,848	20.0	2,373	18.3
South Central	2,486	17.5	2,199	17.0
North Central	1,223	8.6	1,209	9.3
Mountain	522	3.7	361	2.8
New England	263	1.8	230	1.8
Other	313	2.2	364	2.8
Total	$14,246	100.0%	$12,956	100.0%

Regional classification is based on American Council of Life Insurers regional chart. See below for details of regions.

Pacific states are AK, CA, HI, OR and WA.

South Atlantic states are DE, DC, FL, GA, MD, NC, SC, VA and WV.

Middle Atlantic states are PA, NJ and NY.

South Central states are AL, AR, KY, LA, MS, OK, TN and TX.

North Central states are IA, IL, IN, KS, MI, MN, MO, NE, ND, OH, SD and WI.

New England states are CT, MA, ME, NH, RI and VT.

Mountain states are AZ, CO, ID, MT, NV, NM, UT and WY.

Other comprises investments in Australia and Canada.

At December 31, 2013 and 2012, approximately 16.9% and 18.9% of the mortgage loan portfolio, respectively, was invested in California and is included in the Pacific region shown above.

At December 31, 2013 and 2012, approximately 15.9% and 15.3% of the mortgage loan portfolio, respectively, was invested in Texas and is included in the South Central region shown above.

Scheduled Mortgage Loan Maturities: At December 31, contractual maturities for mortgage loans were as follows (dollars in millions):

	2013		2012
	Carrying Value	% of Total	Carrying Value	% of Total
Due in one year or less	$801	5.6%	$804	6.2%
Due after one year through five years	4,938	34.7	6,013	46.4
Due after five years through ten years	5,893	41.4	4,505	34.8
Due after ten years	2,614	18.3	1,634	12.6
Total	$14,246	100.0%	$12,956	100.0%

Actual maturities may differ from contractual maturities because borrowers may have the right to prepay mortgages, although prepayment premiums may be applicable.

There were no mortgage troubled debt restructurings during the periods ended December 31, 2013 or 2012. When restructuring mortgage loans, the Company generally requires participation features, yield maintenance stipulations, and/or the establishment of property-specific escrow accounts funded by the borrowers. With respect to impaired loans, the Company accrues interest income to the extent it is deemed collectible. Cash received on impaired mortgage loans that are performing according to their contractual terms is applied in accordance with those terms. For mortgage loans in the process of foreclosure, cash received is initially held in suspense and applied as a return of principal at the time that the foreclosure process is completed, or the mortgage is otherwise disposed. There were no mortgage loans with interest more than 180 days past due at December 31, 2013 or 2012.

During 2013, the Company did not reduce interest rates on any outstanding commercial loans.

During 2012, the Company reduced interest rates on three outstanding commercial loans. The first loan changed from 5.40% to 4.50% from November 1, 2012 through maturity on November 1, 2015. The other two loans changed from 7.50% to 6.69% from August 3, 2012 through maturity on January 1, 2019. The recorded investment excluding accrued interest of these loans was $363 million at December 31, 2012.

B-68	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

The Company did not have any taxes, assessments or amounts advanced that were not included in the mortgage loan totals for the years ended December 31, 2013 and 2012.

The Company has no reverse mortgages as of December 31, 2013 or 2012.

Mortgage loans of $53 million and $13 million at December 31, 2013 and 2012, respectively, represent the carrying value of amounts due from related parties that are collateralized by real estate owned by the Company’s investment subsidiaries and affiliates.

For the years ended December 31, 2013 and 2012, the carrying values of mortgage loans denominated in foreign currency were $313 million and $281 million, respectively.

The Company does not hold sub-prime mortgages in the commercial mortgage portfolio and does not have any material indirect exposure from sub-prime lenders who are tenants in buildings that are secured by commercial mortgages.

Note 5 – real estate

At December 31, 2013 and 2012, the Company’s directly owned real estate investments of $1,812 million and $1,623 million, respectively, were carried net of third party mortgage encumbrances. There were no third party mortgage encumbrances as of December 31, 2013 and 2012.

The carrying values of the directly owned real estate portfolio were diversified by property type and geographic region at December 31 as follows (dollars in millions):

	Directly Owned Real Estate by Property Type
	2013		2012
	Carrying Value	% of Total	Carrying Value	% of Total
Office buildings	$696	38.4%	$836	51.5%
Industrial buildings	639	35.3	501	30.9
Mixed-use projects	188	10.4	95	5.9
Apartments	160	8.8	59	3.6
Retail	112	6.2	114	7.0
Land under development	17	0.9	18	1.1
Total	$1,812	100.0%	$1,623	100.0%

	Directly Owned Real Estate by Geographic Region
	2013		2012
	Carrying Value	% of Total	Carrying Value	% of Total
Pacific	$971	53.6%	$605	37.3%
South Atlantic	683	37.7	699	43.1
Middle Atlantic	96	5.3	203	12.5
South Central	62	3.4	116	7.1
Total	$1,812	100.0%	$1,623	100.0%

At December 31, 2013 and 2012, approximately 32.5% and 19.4% of the real estate portfolio, respectively, was invested in California and is included in the Pacific region shown above.

At December 31, 2013 and 2012, approximately 16.4% and 18.5% of the real estate portfolio, respectively, was invested in Virginia and is included in the South Atlantic region shown above.

The Company monitors the effects of current and expected market conditions and other factors on its real estate investments to identify and quantify any impairment in value. The Company assesses assets to determine if events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The Company evaluates the recoverability of income producing investments based on undiscounted cash flows and then reviews the results of an independent third party appraisal to determine the fair value and if an adjustment is warranted.

OTTI for directly owned real estate investments for the years ended December 31, 2013, 2012 and 2011 were $0, $17 million and $2 million, respectively and these amounts are included in the impairment table in Note 9. The OTTI during 2012 was for directly owned industrial properties in the states of Illinois and Texas and directly owned land in the State of Georgia. $13 million of OTTI during 2012 was a result of the Company’s intent to sell. The impairments were a result of unfavorable market conditions. The OTTI during 2011 was for directly owned land in California. The impairments are included in net realized capital losses in the statutory-basis statements of operations.

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-69

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

As of December 31, 2013 and 2012, $0 and $31 million, respectively, of the Company’s real estate investments were classified as held for sale. For the year ended December 31, 2013 and 2012, the Company recognized a net realized gain on real estate sold of $30 million and $84 million, respectively. The gains are included in net realized capital gains (losses) in the statutory-basis statements of operations.

Depreciation expense on directly owned real estate investments for the years ended December 31, 2013, 2012 and 2011, was $51 million, $53 million and $54 million, respectively. The amount of accumulated depreciation at December 31, 2013, 2012 and 2011 was $362 million, $337 million and $478 million, respectively.

There were no real estate properties acquired via the assumption or in satisfaction of debt during 2013, 2012 or 2011.

The Company’s real estate portfolio does not have any material exposure from sub-prime lenders who are tenants in the buildings that are directly owned.

The Company does not engage in retail land sales operations.

As of December 31, 2013, the Company does not have any low income housing tax credits.

Note 6 – subsidiaries and affiliates

The Company holds interests in certain subsidiaries and affiliates that are primarily involved in the ownership and management of investments for the Company. The carrying value, OTTI and net investment income of investment subsidiaries and affiliates at December 31 are shown below (in millions):

	2013	2012	2011
Net carrying value of investment subsidiaries and affiliates
Reported as common stock	$633	$1,517	$1,901
Reported as other long-term investments	10,884	8,915	7,532
Total net carrying value	$11,517	$10,432	$9,433

OTTI	$7	$9	$30
Net investment income (distributed from investment subsidiaries and affiliates)	$589	$460	$255

The larger investment subsidiaries and affiliates, included in the above table, are TIAA Global Public Investments, LLC, T-C GA RE Holdings, LLC, Covariance Capital Management Series, LLC (“CCMS 1”), Ceres Agricultural Properties, LLC, TIAA Oil & Gas Investments, LLC, Infra Alpha, LLC, ND Properties, Inc. and TIAA Super Regional Mall Member Sub, LLC.

The carrying value, OTTI and net investment income of operating subsidiaries and affiliates at December 31 are shown below (in millions):

	2013	2012	2011
Net carrying value of operating subsidiaries and affiliates
Reported as common stock	$814	$695	$478
Reported as other long-term investments	1,119	808	623
Total net carrying value	$1,933	$1,503	$1,101

OTTI	$138	$75	$94
Net investment income (distributed from operating subsidiaries and affiliates)	$7	$1	$1

The Company’s operating subsidiaries and affiliates primarily consist of, TIAA Global Ag Holdco, LLC, TIAA-CREF Life Insurance Company (“TIAA-CREF Life”), TCT Holdings, Inc., Oleum Holding Company, Inc., TIAA-CREF Asset Management LLC, TIAA Emerging Markets Debt Fund, TIAA-CREF Individual & Institutional Services, LLC and TIAA-CREF Asset Management Distressed Opportunities Fund, LP.

The 2013 and 2012 OTTI relates to a decline in the fair value of subsidiaries and affiliates for which the carrying value is not expected to recover. Fair value of subsidiaries and affiliates is generally determined using the net asset value of the underlying financial statements at the measurement date.

The Company held bonds of affiliates at December 31, 2013 and 2012 for $1,817 million and $2,161 million, respectively. One hundred percent (100%) and ninety eight percent (98%) of these affiliated bonds were issued by ND Properties, Inc. at December 31, 2013 and 2012, respectively.

As of December 31, 2013 and 2012, no investment in a subsidiary or affiliate exceeded 10% of the Company’s admitted assets and the Company does not have any investment in foreign insurance subsidiaries. For the years ended December 31, 2013, 2012 and 2011, the Company did not have any related party transactions which exceeded one-half of 1% of the Company’s admitted assets.

B-70	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

As of December 31, 2013 and December 31, 2012, the net amount due from subsidiaries and affiliates was $235 million and $184 million, respectively. The net amounts due are generally settled on a daily basis except for TIAA Realty, Inc., ND Properties, Inc., Teachers Advisors, Inc. (“Advisors”), TIAA-CREF Tuition Financing, Inc. (“TFI”), Teachers Personal Investors Services, Inc. (“TPIS”), TIAA-CREF Individual and Institutional Services, LLC (“Services”), and TIAA-CREF Asset Management LLC which are settled monthly.

The Company discloses contingencies and guarantees related to subsidiaries and affiliates in Note 22.

The Company holds investments in downstream non-insurance holding companies, which are valued by the Company utilizing the look-through approach. The financial statements for the downstream non-insurance holding companies listed in the table below are not audited and the Company has limited the value of its investment in these noninsurance holding companies to the value contained in the audited financial statements of the underlying investments and unamortized goodwill resulting from the statutory purchase method of accounting. All liabilities, commitments, contingencies, guarantees or obligations of these subsidiaries, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these subsidiaries, if not already recorded in the subsidiaries’ financial statements.

The following table summarizes the Company’s carrying value in each such downstream non-insurance holding company as of December 31, (in millions):

Subsidiary	2013	2012
TIAA Oil & Gas Investments, LLC	$910	$550
Infra Alpha, LLC	637	298
TIAA Global Ag Holdco, LLC	525	289
TIAA Super Regional Mall Member Sub, LLC	430	217
Occator Agricultural Properties, LLC	417	211
Dionysus Properties, LLC	373	432
Mansilla Participacoes LTDA	317	349
TIAA Infrastructure Investments, LLC	171	31
TIAA-CREF Asset Management LLC	122	105
T-C 685 Third Avenue Member, LLC	121	107
T-C SBMC Joint Venture, LLC	60	—
TIAA Stonepeak Investments I, LLC	44	70
Broadleaf Timberland Investments, LLC	30	—
T-C SMA II, LLC	29	26
TIAA-CREF Redwood, LLC	26	29
TIAA SynGas, LLC	22	20
Almond Processors, LLC	21	19
TIAA GTR Holdco, LLC	11	—
T-C SMA III, LLC	8	8
TIAA-CREF LPHC, LLC	2	—
730 Texas Forest Holdings, Inc.	1	1
TIAA Union Place Phase I, LLC	—	73
TIAA Stonepeak Investments II, LLC	—	3
Total	$4,277	$2,838

Note 7 – other long-term investments

The components of the Company’s carrying value in other long-term investments at December 31 were (in millions):

	2013	2012
Unaffiliated other invested assets	$7,966	$8,710
Affiliated other invested assets	12,003	9,185
Other long-term assets	90	78
Total other long-term investments	$20,059	$17,973

As of December 31, 2013, unaffiliated other invested assets of $7,966 million includes $7,403 million of investments in joint ventures, partnerships and LLCs with interests in venture capital, leveraged buy-out funds and other equity investments. The remaining $563 million represents real estate related joint ventures, partnerships and LLCs. As of December 31, 2013, affiliated other invested assets of $12,003 million includes investments in securities related holdings of $3,680 million, investments in agriculture and timber related holdings of $3,152 million, investments in real estate related holdings of $2,761 million and investments in energy and infrastructure of $1,891 million. The remaining $519 million of affiliated other invested assets represents other operating subsidiaries and affiliates.

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-71

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

As of December 31, 2012, unaffiliated other invested assets of $8,710 million includes $7,611 million of investments in joint ventures, partnerships and LLCs with interests in venture capital, leveraged buy-out funds and other equity investments. The remaining $1,099 million represents real estate related joint ventures, partnerships and LLCs. As of December 31, 2012, affiliated other invested assets of $9,185 million includes investments in agriculture and timber related holdings of $2,659 million, investments in real estate related holdings of $2,163 million, investments in energy and infrastructure of $971 million and investments in securities related holdings of $3,034 million. The remaining $358 million of affiliated other invested assets represents other operating subsidiaries and affiliates.

For the years ended December 31, 2013, 2012 and 2011, OTTI in other long-term investments for which the carrying value is not expected to be recovered were $178 million, $129 million and $233 million, respectively.

For the years ended December 31, 2013 and 2012, other long-term investments denominated in foreign currency were $1,739 million and $1,733 million, respectively.

Note 8 – investments commitments

The outstanding obligation for future investments at December 31, 2013, is shown below by asset category (in millions):

	2014	2015	In later years	Total Commitments
Bonds	$582	$58	$8	$648
Stocks	14	10	21	45
Mortgage loans	895	—	—	895
Real Estate	19	—	—	19
Other long-term investments	1,495	1,005	2,059	4,559
Total	$3,005	$1,073	$2,088	$6,166

The funding of bond commitments is contingent upon the continued favorable financial performance of the potential borrowers, funding of stock commitments is contingent upon their continued favorable financial performance and the funding of real estate commitments and mortgage commitments is generally contingent upon the underlying properties meeting specified requirements, including construction, leasing and occupancy. Due to the Company’s due diligence in closing mortgage commitments, there is a lag between commitment and closing. For other long–term investments, primarily fund investments, there are scheduled capital calls that extend into future years.

Note 9 – investment income and capital gains and losses

Net Investment Income: The components of net investment income for the years ended December 31 were as follows (in millions):

	2013	2012	2011
Bonds	$9,206	$9,391	$9,462
Stocks	61	82	27
Mortgage loans	772	796	810
Real estate	203	244	234
Derivatives	(8)	23	10
Other long-term investments	1,430	960	775
Cash, cash equivalents and short-term investments	7	3	3
Total gross investment income	11,671	11,499	11,321
Less investment expenses	(542)	(574)	(551)
Net investment income before amortization of IMR	11,129	10,925	10,770
Plus amortization of IMR	145	117	140
Net investment income	$11,274	$11,042	$10,910

The total due and accrued income excluded from net income was $1 million each for the years ended December 31, 2013, 2012 and 2011.

Future minimum rental income expected to be received over the next five years under existing real estate leases in effect as of December 31, 2013 (in millions):

	2014	2015	2016	2017	2018	Total
Future rental income	$107	$98	$88	$76	$62	$431

B-72	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions and write-downs due to OTTI for the years ended December 31 were as follows (in millions):

	2013	2012	2011
Bonds	$604	$163	$422
Stocks	(50)	89	40
Mortgage loans	—	13	28
Real estate	30	68	15
Derivatives	(24)	(61)	(236)
Other long-term investments	(115)	(122)	(200)
Cash, cash equivalents and short-term investments	(121)*	9	(16)
Total before capital gains taxes and transfers to IMR	324	159	53
Transfers to IMR	(741)	(575)	(497)
Net realized capital losses less capital gains taxes, after transfers to IMR	$(417)	$(416)	$(444)

*	The realized loss is discussed further in Note 22 – TIAA Global Markets, Inc. Dissolution.

Write-downs of investments resulting from OTTI, included in the preceding table, were as follows for the years ended December 31, (in millions):

	2013	2012	2011
Other-than-temporary impairments:
Bonds	$281	$643	$509
Stocks	77	52	8
Mortgage loans	—	13	3
Real estate	—	17	2
Derivatives	—	8	—
Other long-term investments	178	129	233
Total	$536	$862	$755

The Company generally holds its investments until maturity. The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. Investments which are deemed candidates for sale are continually monitored until sold and carried at the lower of amortized cost or fair value. In accordance with the Company’s valuation and impairment process, the investment will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

Proceeds from sales of long-term bond investments during 2013, 2012 and 2011 were $8,949 million, $11,211 million and $8,011 million, respectively. Gross gains of $948 million, $917 million and $973 million and gross losses, excluding impairments considered to be other-than-temporary of $74 million, $155 million and $42 million were realized during 2013, 2012 and 2011, respectively.

The Company has no contractual commitments to extend credit to debtors owning receivables whose terms have been modified in troubled debt restructurings.

Wash Sales: The Company does not engage in the practice of wash sales, however, in isolated cases in the course of asset management activities, a security may be sold and repurchased in whole or in part within thirty days of the sale. There were no securities with a NAIC designation of 3 or below, or unrated, that were sold and reacquired within 30 days of the sale date during 2013 and 2012.

The details by NAIC designation 3 or below securities sold during the year ended December 31, 2011 and reacquired within 30 days of the sale date are (dollars in million):

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain (Loss)
NAIC 3	5	$5	$5	$—
NAIC 4	3	$4	$4	$—

Unrealized Capital Gains and Losses: The net changes in unrealized capital gains (losses) in investments, resulting in a net increase (decrease) in the carrying value of investments for the years ended December 31 were as follows (in millions):

	2013	2012	2011
Bonds	$138	$172	$(21)
Stocks	123	18	99
Mortgage loans	(21)	(13)	(36)
Derivatives	(9)	(109)	210
Other long-term investments	962	422	138
Total	$1,193	$490	$390

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-73

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 10 – securitizations

When the Company sells bonds and mortgages in a securitization transaction, it may retain interest-only strips, one or more subordinated tranches, residual interest, or servicing rights, all of which are retained interests in the securitized receivables. The Company’s ownership of the related retained interests may be held directly by the Company or indirectly through an investment subsidiary. The retained interests are associated with Special Purpose Entities (“SPEs”) that issue equity and debt which is non-recourse to the Company. Fair value used to determine gain or loss on a securitization transaction is based on quoted market prices, if available; however, quotes are generally not available for retained interests, so the Company either obtains an estimated fair value from an independent pricing service or estimates fair value internally based on the present value of future expected cash flows using management’s best estimates of future credit losses, forward yield curves, and discount rates that are commensurate with the risks involved.

The Company has not initiated any securitization transactions in which it sold assets held on its balance sheet into SPEs during 2013 or 2012. Teachers Advisors, Inc. (“Advisors”), an indirect subsidiary of TIAA, provides investment advisory services for most assets previously securitized by the Company.

The following sensitivity analysis represents changes in the fair value of the securitized assets. The following table as of December 31, 2013 summarizes the Company’s retained interests in securitized financial assets from transactions originated since 2001 (in millions):

					Sensitivity Analysis of Adverse Changes in Key Assumptions
Issue Year	Type of Collateral	Carrying Value	Estimated Fair Value		10% Adverse	20% Adverse
2001	Bonds	$1	$5	(a)	$—	$—
2007	Mortgages	19	18	(b)	1	3
	Total	$20	$23		$1	$3

The key assumptions applied to both the fair values and sensitivity analysis of the retained interests on December 31, 2013 was as follows:

a)	The retained interests securitized in 2001 were valued using an independent third-party pricing service. The third-party pricing levels imply a yield rate of 4.70%. To test valuation sensitivity, the fair values of the retained interests were recalculated using 10% and 20% adverse changes in the implied overall discount rate.

b)	The retained interests securitized in 2007 were valued using an independent third-party pricing service. The third-party pricing levels implied yields for the securities ranging from 6.65% to 31.01%. To test valuation sensitivity, the fair values of the retained interests were recalculated using 10% and 20% adverse changes in the implied overall discount rates.

Note that the sensitivity analysis above does not give effect to any offsetting benefits of financial instruments which may hedge the risks inherent to these financial interests. Additionally, changes in particular assumptions, such as discount rates, may in practice change other valuation assumptions which may magnify or counteract the effect of these disclosed sensitivities.

Note 11 – disclosures about fair value of financial instruments

Fair value of financial instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models.

B-74	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy at December 31, 2013 (in millions):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Assets:
Bonds	$187,409	$181,121	$—	$182,835	$4,574	$—
Common Stock	1,228	1,228	663	33	532	—
Preferred Stock	88	48	42	23	23	—
Mortgage Loans	14,823	14,246	—	—	14,823	—
Derivatives	83	60	—	68	15	—
Contract Loans	1,466	1,466	—	—	1,466	—
Separate Accounts	22,349	22,348	6,615	3,344	12,390	—
Cash, Cash Equivalents and Short Term Investments	1,362	1,362	1,078	284	—	—
Total	$228,808	$221,879	$8,398	$186,587	$33,823	$—

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Liabilities:
Deposit-type contracts	$853	$853	$—	$—	$853	$—
Separate account	22,343	22,343	—	—	22,343	—
Derivatives	330	311	—	330	—	—
Total	$23,526	$23,507	$—	$330	$23,196	$—

The following table provided information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy at December 31, 2012 (in millions):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Assets:
Bonds	$193,191	$173,954	$73	$177,418	$15,700	$—
Common Stock	1,178	1,178	619	—	559	—
Preferred Stock	51	38	13	24	14	—
Mortgage Loans	14,228	12,956	—	—	14,228	—
Derivatives	123	96	—	104	19	—
Contract Loans	1,358	1,358	—	—	1,358	—
Separate Accounts	18,425	18,420	4,591	2,707	11,127	—
Cash, Cash Equivalents and Short Term Investments	1,681	1,681	1,126	37	518	—
Total	$230,235	$209,681	$6,422	$180,290	$43,523	$—

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Liabilities:
Deposit-type contracts	$765	$765	$—	$—	$765	$—
Separate account	18,067	18,067	—	—	18,067	—
Derivatives	372	346	—	372	—	—
Total	$19,204	$19,178	$—	$372	$18,832	$—

The estimated fair values of the financial instruments presented above were determined by the Company using market information available as of December 31, 2013 and 2012. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could have realized in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-75

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Assets and liabilities measured and reported at fair value

The Company’s financial assets and liabilities measured and reported at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

Level 2—Other than quoted prices within Level 1 inputs are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in markets that are not active,

•	Inputs other than quoted prices that are observable for the asset or liability,

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3—Inputs are unobservable inputs for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

The following table provides information about the Company’s financial assets and liabilities measured and reported at fair value as of December 31, (in millions):

	2013
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Bonds
Industrial and Miscellaneous	$—	$176	$116	$292
Total Bonds	$—	$176	$116	$292
Common Stock
Industrial and Miscellaneous	$663	$33	$532	$1,228
Total Common Stocks	$663	$33	$532	$1,228
Total Preferred Stocks	$—	$—	$3	$3
Derivatives:
Foreign Exchange Contracts	$—	$36	$—	$36
Interest Rate Contracts	—	19	—	19
Credit Default Swaps	—	2	—	2
Total Derivatives	$—	$57	$—	$57
Separate Accounts assets, net	$6,605	$3,120	$12,390	$22,115
Total assets at fair value	$7,268	$3,386	$13,041	$23,695

Liabilities at fair value:
Derivatives
Foreign Exchange Contracts	$—	$200	$—	$200
Interest Rate Contracts	—	1	—	1
Credit Default Swaps	—	30	—	30
Total liabilities at fair value	$—	$231	$—	$231

B-76	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

	2012
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Bonds
Industrial and Miscellaneous	$—	$23	$322	$345
Total Bonds	$—	$23	$322	$345
Common Stock
Industrial and Miscellaneous	$619	$—	$559	$1,178
Total Common Stocks	$619	$—	$559	$1,178
Total Preferred Stocks	$—	$—	$8	$8
Derivatives:
Foreign Exchange Contracts	$—	$56	$—	$56
Interest Rate Contracts	—	31	—	31
Credit Default Swaps	—	2	—	2
Total Derivatives	$—	$89	$—	$89
Separate Accounts assets, net	$4,584	$2,570	$11,122	$18,276
Total assets at fair value	$5,203	$2,682	$12,011	$19,896

Liabilities at fair value:
Derivatives
Foreign Exchange Contracts	$—	$198	$—	$198
Credit Default Swaps	—	44	—	44
Total liabilities at fair value	$—	$242	$—	$242

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Common stock and separate account assets in Level 1 primarily include mutual fund investments valued by the respective mutual fund companies and exchange listed equities and public real estate investment trusts.

Level 2 financial instruments

Bonds included in Level 2 are valued principally by third party pricing services using market observable inputs. Because most bonds do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates. Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Additionally, for loan-backed and structured securities, valuation is based primarily on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Common stocks included in Level 2 include those which are traded in an inactive market or for which prices for identical securities are not available. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

Derivative assets and liabilities classified in Level 2 represent over-the-counter instruments that include, but are not limited to, fair value hedges using foreign currency swaps, foreign currency forwards, interest rate swaps and credit default swaps. Fair values for these instruments are determined internally using market observable inputs that include, but are not limited to, forward currency rates, interest rates, credit default rates and published observable market indices.

Separate account assets in Level 2 consist principally of short term government agency notes and commercial paper.

Level 3 financial instruments

Valuation techniques for bonds included in Level 3 are generally the same as those described in Level 2 except the techniques utilize inputs that are not readily observable in the market, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. The Company assesses the significance of unobservable inputs for each security and classifies that security in Level 3 as a result of the significance of unobservable inputs.

Estimated fair value for privately traded equity securities are principally determined using valuation and discounted cash flow models that require a substantial level of judgment.

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-77

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Separate account assets classified as Level 3 primarily include directly owned real estate properties, real estate joint ventures and real estate limited partnerships. Directly owned real estate properties are valued on a quarterly basis based on independent third party appraisals. Real estate joint venture interests are valued based on the fair value of the underlying real estate, any related mortgage loans payable and other factors such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions and capital call obligations. Real estate limited partnership interests are valued based on the most recent net asset value of the partnership.

Transfers between Level 1 and Level 2

Periodically, the Company has transfers between Level 1 and Level 2 due to the availability of quoted prices for identical assets in active markets at the measurement date. The Company’s policy is to recognize transfers between levels as of the actual date of the event or change in circumstances that caused the transfer.

There were no transfers of common stock between Level 1 and Level 2 during 2013 or 2012.

Reconciliation of Level 3 assets and liabilities measured and reported at fair value:

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured and reported at fair value using Level 3 inputs at December 31, 2013 (in millions):

	Beginning Balance at 1/1/2013	Transfers into Level 3		Transfers out of Level 3	Total gains (losses) included in Net Income	Total gains (losses) included in Surplus	Purchases	Issuances (Sales)	Settlements		Ending Balance at 12/31/2013
Bonds	$322	$29	[a]	$(250)[b]	$(12)	$32	$1	$—	$(6)		$116
Common Stock	559	19	[c]	—	(36)	(42)	38	(6)	—		532
Preferred Stock	8	—		(5)[d]	—	—	—	—	—		3
Separate Account	11,122	—		—	(13)	1,065	(55)[e]	(436)	707	[e]	12,390
Total	$12,011	$48		$(255)	$(61)	$1,055	$(16)	$(442)	$701		$13,041

(a)	The Company transferred bonds which were not previously measured and reported at fair value into Level 3 primarily due to the Securities Valuation Office (“SVO”) valuation process related to Loan-Backed and Structured Securities. The pricing information used in the valuation of these securities was not readily observable in the market.
(b)	The Company transferred bonds out of Level 3 that were not measured and reported at fair value as of December 31, 2013.
(c)	The Company transferred common stocks into Level 3 due to the significance of unobservable market data used in the valuation of these securities.
(d)	The Company transferred preferred stocks out of Level 3 that were not measured and reported at fair value as of December 31, 2013.
(e)	Purchases and settlements include refinancing and loan settlement activity on mortgage loans for real estate purchased in prior periods.

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured and reported at fair value using Level 3 inputs at December 31, 2012 (in millions):

	Beginning Balance at 1/1/2012	Transfers into Level 3		Transfers out of Level 3	Total gains (losses) included in Net Income	Total gains (losses) included in Surplus	Purchases	Issuances (Sales)	Settlements	Ending Balance at 12/31/2012
Bonds	$457	$207	[a]	$(353)[b]	$(52)	$49	$28	$(6)	$(8)	$322
Common Stock	371	154	[c]	(68)[d]	(36)	129	9	—	—	559
Preferred Stock	1	9	[e]	—	(2)	—	—	—	—	8
Separate Account	9,925	—		—	(116)	965	1,378	(685)	(345)	11,122
Total	$10,754	$370		$(421)	$(206)	$1,143	$1,415	$(691)	$(353)	$12,011

(a)	The Company transferred bonds which were not previously measured and reported at fair value into Level 3 primarily due to the Securities Valuation Office (“SVO”) valuation process related to Loan-Backed and Structured Securities. The pricing information used in the valuation of these securities was not readily observable in the market.
(b)	The Company transferred bonds out of Level 3 that were not measured and reported at fair value as of December 31, 2012.
(c)	The Company transferred common stocks into Level 3 due the significance of unobservable market data used in the valuation of these securities.
(d)	The Company transferred common stocks out of Level 3 due to the availability of observable or corroborated by market data at fair value as of December 31, 2012.
(e)	The Company transferred preferred stocks into Level 3 which were not previously measured and reported at fair value primarily due to the decrease in NAIC rating to 4, 5 or 6.

The Company’s policy is to recognize transfers into and out of Level 3 at the actual date of the event or change in circumstances that caused the transfer.

Characteristics of items being measured for Level 2 and Level 3:

Bonds Level 2 and Level 3:

As of December 31, 2013, the reported fair value of bonds in Level 2 and Level 3 was $292 million, representing 65 individual bonds. The bonds are carried at fair value due to being rated NAIC 6.

63 of the 65 bonds reported at fair value are categorized as loan-backed and structured securities. Of the loan-backed and structured securities reported at fair value, 40 bonds with a fair value of $241 million are collateralized by commercial mortgage

B-78	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

loans, 21 bonds with a fair value of $22 million are collateralized by residential mortgage loans, and 2 bonds with a fair value of $25 million are collateralized by other collateral. The loan-backed and structured securities reported at fair value have a weighted average coupon of 5.28%.

The remaining 2 bonds reported at fair value are categorized as Corporate securities and have a fair value of $4 million.

As of December 31, 2012, the reported fair value of bonds in Level 2 and Level 3 was $345 million, representing 80 individual bonds. The bonds are carried at fair value due to being rated NAIC 6.

The 80 bonds reported at fair value are all categorized as loan-backed and structured securities. Of the loan-backed and structured securities reported at fair value, 52 bonds with a fair value of $273 million are collateralized by commercial mortgage loans, 26 bonds with a fair value of $48 million are collateralized by residential mortgage loans, and 2 bonds with a fair value of $24 million are collateralized by other collateral. The loan-backed and structured securities reported at fair value have a weighted average coupon of 5.33%.

Common Stocks Levels 2 and Levels 3:

As of December 31, 2013, the reported fair value of common stocks in Level 2 and Level 3 was $565 million representing 22 individual common stocks. Common stocks are carried at fair value in accordance with SSAP No. 30.

Of the 22 common stocks, 6 common stocks with a fair value of $33 million were in Level 2 and 16 common stocks with a fair value of $532 million were reported in Level 3. Out of the 22 common stocks, 19 common stocks with a fair value of $553 million have a pricing method where the rate was determined by the reporting entity, and 3 common stocks with a fair value of $12 million have a pricing method where the rate is determined by a stock exchange.

As of December 31, 2012, the reported fair value of common stocks in Level 2 and Level 3 was $559 million representing 16 individual common stocks. Common stocks are carried at fair value in accordance with SSAP No. 30.

Of the 16 common stocks, 15 common stocks with a fair value of $559 million were reported in Level 3. Out of the 15 common stocks, 10 common stocks with a fair value of $277 million have a pricing method where the price per share is determined by the reporting entity; and 5 common stocks with a fair value of $282 million have a pricing method where the unit price is published by the NAIC Securities Valuation Office.

Preferred Stocks Level 3:

As of December 31, 2013, the reported fair value of preferred stocks in Level 3 was $3 million, representing 1 individual preferred stock with a pricing method where the price per share is determined by the reporting entity. In accordance with SSAP No. 32, redeemable preferred stocks and perpetual preferred stocks that are NAIC designated RP4-RP6 and P4 to P6 are reported at the lower of book value or fair value.

As of December 31, 2012, the reported fair value of preferred stocks in Level 3 was $8 million, representing 2 individual preferred stocks. 1 preferred stock with a fair value of $4 million has a pricing method where the price per share is determined by the reporting entity; and 1 preferred stock with a fair value of $4 million has a pricing method where the unit price is published by the NAIC Securities Valuation Office. In accordance with SSAP No. 32, redeemable preferred stocks and perpetual preferred stocks that are NAIC designated RP4-RP6 and P4 to P6 are reported at the lower of book value or fair value.

Quantitative information regarding level 3 fair value measurements

The following table provides quantitative information on significant unobservable inputs (Level 3) used in the fair value measurement of assets that are measured and reported at fair value at December 31, 2013 (in millions):

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average
Fixed Maturity Bonds:
RMBS	$9	Discounted Cash Flow	Discount Rate	5.8%–17.4%	10.5%
		Market Comparable	Credit Analysis/Market Comparable	$2.85–$100.50	$52.83
CMBS	$79	Discounted Cash Flow	Discount Rate	9.7%–68.1%	26.9%
		Market Comparable	Credit Analysis/Market Comparable	$9.64–$65.00	$26.85
ABS	$25	Market Comparable	Credit Analysis/Market Comparable	$99.00	$99.00
Corporate	$3	Enterprise Value	Book Value Multiple	1.5x	1.5x
Equity Securities:
Common Stock	$532	Equity Method	Book Value Multiple	1.1x–2.8x	1.2x
		Market Comparable	EBITDA	6.4x–12.2x	9.6x
			Book Value Multiple	0.0x–1.2x	0.6x
Preferred Stock	$3	Market Comparable	Book Value Multiple	0.9x	0.9x

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-79

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average
Separate Account Assets:
Real Estate Properties and Real Estate Joint Ventures	$14,307
Office Properties		Income Approach—Discounted cash flow	Discount Rate	6.0%–9.5%	7.0%
			Terminal Capitalization Rate	5.0%–8.3%	5.9%
		Income Approach—Direct Capitalization	Overall Capitalization Rate	4.8%–8.3%	5.6%
Industrial Properties		Income Approach—Discounted cash flow	Discount Rate	6.7%–10.0%	7.4%
			Terminal Capitalization Rate	5.5%–8.0%	6.3%
		Income Approach—Direct Capitalization	Overall Capitalization Rate	4.8%–8.3%	5.6%
Residential Properties		Income Approach—Discounted cash flow	Discount Rate	6.0%–8.0%	6.6%
			Terminal Capitalization Rate	4.3%–6.3%	5.0%
		Income Approach—Direct Capitalization	Overall Capitalization Rate	3.8%–5.8%	4.4%
Retail Properties		Income Approach—Discounted cash flow	Discount Rate	6.0%–13.0%	7.5%
			Terminal Capitalization Rate	5.3%–12.5%	6.3%
		Income Approach—Direct Capitalization	Overall Capitalization Rate	4.5%–12.0%	5.7%

Separate account real estate assets include the values of the related mortgage loans payable in the table below.

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average
Mortgage Loans Payable	$(2,279)
Office and Industrial Properties		Discounted Cash Flow	Loan to Value Ratio	38.7%–57.3%	45.2%
			Equivalency Rate	2.2%–4.8%	3.9%
		Net Present Value	Loan to Value Ratio	38.7%–57.3%	45.2%
			Weighted Average Cost of Capital Risk Premiums	1.5%–2.9%	1.9%
Residential Properties		Discounted Cash Flow	Loan to Value Ratio	34.8%–61.5%	47.4%
			Equivalency Rate	2.6%–4.4%	3.8%
		Net Present Value	Loan to Value Ratio	34.8%–61.5%	47.4%
			Weighted Average Cost of Capital Risk Premiums	1.4%–3.2%	2.1%
Retail Properties		Discounted Cash Flow	Loan to Value Ratio	26.5%–130.7%	59.9%
			Equivalency Rate	2.4%–7.4%	4.3%
		Net Present Value	Loan to Value Ratio	26.5%–130.7%	59.9%
			Weighted Average Cost of Capital Risk Premiums	0.9%–13.8%	4.5%
Limited Partnerships	$362	Net Asset Value	Net Asset Value (a)

(a)	The range has not been disclosed due to the wide range of possible values given the diverse nature of the underlying investments.

Additional qualitative information on fair valuation process

The Company has various processes and controls in place to ensure that fair value is reasonably estimated. The Risk Management Valuation group, which reports to the Chief Credit Risk Officer, sets the valuation policies for fixed income and equity securities and is responsible for the determination of fair value.

Risk Management Valuation (1) compares price changes between periods to current market conditions, (2) compares trade prices of securities to fair value estimates, (3) compares prices from multiple pricing sources, and (4) performs ongoing vendor due diligence to confirm that independent pricing services use market-based parameters for valuation. Internal and vendor valuation methodologies are reviewed on an ongoing basis and revised as necessary based on changing market conditions to ensure values represent a reasonable exit price.

Markets in which the Company’s fixed income securities trade are monitored by surveying the Company’s traders. Risk Management Valuation determines if liquidity is active enough to support a Level 2 classification. Use of independent non-binding broker quotations may indicate a lack of liquidity or the general lack of transparency in the process to develop these price estimates, causing them to be considered Level 3.

Level 3 equity investments generally include private equity co-investments along with general and limited partnership interests. Values are derived by the general partners. The partners generally fair value these instruments based on projected net earnings, earnings before interest, taxes depreciation and amortization, discounted cash flow, public or private market transactions, or valuations of comparable companies. When using market comparables, certain adjustments may be made for differences between the reference comparable and the investment, such as liquidity. Investments may also be valued at cost for a period of time after an acquisition, as the best indication of fair value.

B-80	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

With respect to real property investments in TIAA’s Real Estate Account, each property is appraised, and each mortgage loan is valued, at least once every calendar quarter. Each property is appraised by an independent, external appraiser whose appraisals are reviewed by the Company’s internal appraisal staff and by the Real Estate Account’s independent fiduciary. Any differences in the conclusions of the Company’s internal appraisal staff and the independent appraiser are reviewed by the independent fiduciary, who will make a final determination. The independent fiduciary was appointed by a special subcommittee of the Investment Committee of TIAA Board of Trustees to, among other things, oversee the appraisal process. The independent fiduciary must approve all independent appraisers used by the Real Estate Account.

Mortgage loans payable are valued internally by the Company’s internal valuation department, and reviewed by the Real Estate Account’s independent fiduciary, at least quarterly based on market factors, such as market interest rates and spreads for comparable loans, the performance of the underlying collateral (such as the loan-to-value ratio and the cash flow of the underlying collateral), the liquidity for mortgage loans of similar characteristics, the maturity date of the loan, the return demands of the market, and the credit quality of the Real Estate Account.

Note 12 – restricted assets

The following table provides information on amounts and the nature of any assets pledged to others as collateral or otherwise restricted by the Company.

Restricted Assets at December 31, 2013 (dollars in millions):

	Gross Restricted
	Current Year								Percentage
	1	2	3	4	5	6	7	8	9	10
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease (5 minus 6))	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Subject to repurchase agreements	$471	$—	$—	$—	$471	$440	$31	$471	0.182%	0.188%
On deposit with states	7	—	—	—	7	7	—	7	0.003	0.003
Pledged as collateral not captured in other categories	113	—	—	—	113	150	(37)	113	0.044	0.045
Total restricted assets	$591	$—	$—	$—	$591	$597	$(6)	$591	0.229%	0.236%

Detail of assets pledged as collateral not captured in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, are reported in the aggregate).

	Gross Restricted
	Current Year (in millions)								Percentage
	1	2	3	4	5	6	7	8	9	10
Description of Assets	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease (5 minus 6)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivative Collateral	$113	$—	$—	$—	$113	$92	$21	$113	0.044%	0.045%
Term Asset-Backed Securities Loan Facility	—	—	—	—	—	58	(58)	—	—	—
Total	$113	$—	$—	$—	$113	$150	$(37)	$113	0.044%	0.045%

Note 13 – derivative financial instruments

The Company uses derivative instruments for economic hedging, income generation, and asset replication purposes. The Company does not engage in derivative financial instrument transactions for speculative purposes. Derivative financial instruments used by the Company may be exchange-traded or contracted in the over-the-counter market (“OTC”). The Company’s OTC derivative transactions are cleared and settled through central clearing counterparties (“OTC-cleared”) or through bilateral contracts with other counterparties (“OTC-bilateral”). Should an OTC-bilateral counterparty fail to perform its obligations under contractual terms, the Company may be exposed to credit-related losses. The current credit exposure of the Company’s

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-81

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

derivatives is limited to the net positive fair value of derivatives at the reporting date, after taking into consideration the existence of netting agreements and any collateral received. All of the credit exposure for the Company from OTC-bilateral contracts is with investment grade counterparties. The Company also monitors its counterparty credit quality on an ongoing basis. Effective January 1, 2003 TIAA adopted SSAP 86, “Accounting for Derivative Instruments and Hedging Activities,” and has applied this statement to all derivative transactions entered into or modified on or after that date. The NAIC has also adopted disclosure requirements included within Accounting Standards Codification 815, “Derivatives and Hedging” (“ASC 815”) and Accounting Standards Codification 460, “Guarantees” (“ASC 460”), for annual audited statements in accordance with guidelines provided by the Statutory Accounting Principles Working Group. Additional information related to derivatives may also be found in Note 11, Disclosures about Fair Value of Financial Instruments.

Collateral: The Company currently has International Swaps and Derivatives Association (“ISDA”) master swap agreements in place with each derivative counterparty relating to over-the-counter transactions. In addition to the ISDA agreement, Credit Support Annexes (“CSA”), which are bilateral collateral agreements, have been put in place with thirteen of the Company’s seventeen derivative OTC-bilateral counterparties. The CSA’s allow TIAA’s mark-to-market exposure to a counterparty to be collateralized by the posting of cash or highly liquid U.S. government securities. The Company also exchanges cash and securities margin for derivatives traded through a central clearinghouse. As of December 31, 2013, TIAA held cash collateral of $8 million from its counterparties. The Company must also post collateral or margin to the extent its net position with a given counterparty or clearinghouse is at a loss relative to the counterparty. As of December 31, 2013, the Company pledged cash collateral or margin of $90 million and securities collateral or margin of $23 million to its counterparties.

Contingent Features: Certain of the Company’s master swap agreements governing its derivative instruments contain provisions that require the Company to maintain a minimum credit rating from two of the major credit rating agencies. If the Company’s credit rating were to fall below the specified minimum, each of the counterparties to agreements with such requirements could terminate all outstanding derivative transactions between such counterparty and the Company. The termination would require immediate payment of amounts expected to approximate the net liability positions of such transactions with such counterparty. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position on December 31, 2013 is $214 million for which the Company has posted collateral of $82 million in the normal course of business.

Foreign Currency Swap Contracts: The Company enters into foreign currency swap contracts to exchange fixed and variable amounts of foreign currency at specified future dates and at specified rates (in U.S. dollars) as a cash flow hedge to manage currency risks on investments denominated in foreign currencies. This type of derivative instrument is traded OTC-bilateral, and the Company is exposed to both market and counterparty risk. The changes in the carrying value of foreign currency exchange rates are recognized as unrealized gains or losses. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value. The net unrealized loss as of December 31, 2013, from foreign currency swap contracts that do not qualify for hedge accounting treatment was $28 million. The net realized loss for the year ended December 31, 2013, from all foreign currency swap contracts was $28 million.

Foreign Currency Forward Contracts: The Company enters into foreign currency forward contracts to exchange foreign currency at specified future dates and at specified rates (in U.S. dollars) to manage currency risks on investments denominated in foreign currencies. This type of derivative instrument is traded OTC-bilateral, and the Company is exposed to both market and counterparty risk. The changes in the value of the contracts related to foreign currency exchange rates are recognized as unrealized gains or losses. A foreign exchange premium or (discount) is recorded at the time a contract is opened, based on the difference between the forward exchange rate and the spot rate. The Company amortizes the foreign exchange premium/(discount) into investment income over the life of the forward contract or at the settlement date, if the forward contract is less than a year. The net unrealized loss for the year ended December 31, 2013, from foreign currency forward contracts that do not qualify for hedge accounting treatment was $2 million. The net realized loss for the year ended December 31, 2013, from all foreign currency forward contracts was $11 million.

Interest Rate Swap Contracts: The Company enters into interest rate swap contracts to hedge against the effect of interest rate fluctuations on certain variable interest rate bonds. These contracts allow the Company to lock in a fixed interest rate and to transfer the risk of higher or lower interest rates. This type of derivative instrument may be traded OTC-cleared or OTC-bilateral, and the Company is exposed to both market and counterparty risk. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. Net payments received and net payments made or accrued under interest rate swap contracts are included in net investment income. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value. The net unrealized loss for the year ended December 31, 2013, from interest rate swap contracts that do not qualify for hedge accounting treatment was $14 million. The net realized gain for the year ended December 31, 2013, from all interest rate swap contracts was $0.5 million.

Exchange Traded Interest Rate Futures: The Company enters into interest rate futures contracts as a hedge against the effect of interest rate fluctuations on certain fixed interest rate bonds. These contracts are designed as economic hedges and allow the

B-82	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

Company to manage changes, due to interest rates, in the value of securities that it owns. This type of derivative instrument is exposed to market risk and is traded with regulated futures commission merchants who are members of a trading exchange. The interest rate futures contracts are initially carried at the amount of cash margin deposits outstanding, with subsequent changes in variation margin recognized in unrealized gains or unrealized losses. The net realized gain for the year ended December 31, 2013 from all interest rate futures contracts was $14 million.

Purchased Credit Default Swap Contracts: The Company uses credit default swaps to hedge against unexpected credit events on selective investments in the Company’s portfolio. This type of derivative is traded OTC-bilateral and is exposed to market, credit and counterparty risk. The premium payment to the counterparty on these contracts is expensed as incurred. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value. The net unrealized gain for the year ended December 31, 2013, from purchased credit default swap contracts that do not qualify for hedge accounting treatment was $11 million. The net realized gain for the year ended December 31, 2013 from all purchased credit default swap contracts was $0.2 million.

Written Credit Default Swaps used in Replication Transactions: A replication synthetic asset transaction is a derivative transaction (the derivative component) established concurrently with another fixed income instrument (the cash component) in order to “replicate” the investment characteristics of another instrument (the reference entity). As part of a strategy to replicate desired credit exposure in conjunction with high-rated host securities, the Company writes or sells credit default swaps on either single name corporate credits or credit indices and provides credit default protection to the buyer. This type of derivative instrument is traded OTC-bilateral, and the Company is exposed to market, credit and counterparty risk. The carrying value of credit default swaps used in RSATs represents the unamortized premium received/(paid) for selling the default protection. This premium is amortized into investment income over the life of the swap. The Company has negligible counterparty credit risk with the buyer. The net realized gain for the year ended December 31, 2013 from all written credit default swap contracts was $0.6 million.

Events or circumstances that would require the Company to perform under a written credit derivative position may include, but are not limited to, bankruptcy, failure to pay, debt moratorium, debt repudiation, restructuring of debt and acceleration, or default. The maximum potential amount of future payments (undiscounted) the Company could be required to make under the credit derivative is represented by the notional amount of the contract. Should a credit event occur, the amounts owed to a counterparty by the Company may be subject to recovery provisions that include, but are not limited to:

1.	Notional amount payment by the Company to Counterparty and/or delivery of physical security by Counterparty to the Company.

2.	Notional amount payment by the Company to Counterparty net of contractual recovery fee.

3.	Notional amount payment by the Company to Counterparty net of auction determined recovery fee.

The following table contains information related to replication positions where credit default swaps have been sold by the Company on the Dow Jones North American Investment Grade Series of indexes (DJ.NA.IG). Each index is comprised of 125 liquid investment grade credits domiciled in North America and represents a broad exposure to the investment grade corporate market. The Company has written contracts on the “Super Senior” (60% to 100%) tranche of the Dow Jones North American Investment Grade Index Series 7 and 9 (DJ.NA.IG.7 and DJ.NA.IG.9, respectfully), whereby the Company is obligated to perform should the default rates of each index exceed 60%. The maximum potential amount of future payments (undiscounted) the Company could be required to make under these positions is represented by the notional amount of the contracts. The Company will record an impairment (realized loss) on a derivative position if an existing condition or set of circumstances indicates there is limited ability to recover an unrealized loss (dollars in millions):

Asset Class	Term	Notional	Average Annual Premium Received	Fair Value	2013 Impairment
DJ Investment Grade Index—Series 7 & 9
Super Senior Tranche 60%–100%	2–4 years	$2,574	0.24%	$15	—

The following table contains information related to Replication positions where Credit Default Swaps have been sold by the Company on individual debt obligations of corporations and sovereign nations. The maximum potential amount of future payments (undiscounted) the Company could be required to make under these positions is represented by the notional amount. TIAA will record an impairment (realized loss) on a derivative position if an existing condition or set of circumstances indicates there is limited ability to recover an unrealized loss (dollars in millions):

Asset Class	Term	Notional	Average Annual Premium Received	Fair Value	2013 Impairment
Corporate	0–2 years	$636	0.85%	$5	$—
Corporate	2–5 years	40	1.00%	—	—
Corporate	5–8 years	35	4.43%	5	—
Sovereign	0–2 years	62	1.00%	1	—
Sovereign	2–5 years	80	1.00%	(1)	—
Total		$853		$10	$—

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-83

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Information related to the credit quality of replication positions where credit default swaps have been sold by the Company on indexes, individual debt obligations of corporations and sovereign nations appears below. The values are listed in order of their NAIC Credit Designation, with a designation of 1 having the highest credit quality and designations of 4 or below having the lowest credit quality based on the underlying asset referenced by the credit default swap (in millions):

RSAT NAIC Designation	Reference Entity Asset Class	RSAT Notional Amount	Derivative Component Fair Value	Cash Component Fair Value	RSAT Fair Value
1 Highest Quality	Tranche	$2,574	$15	$2,717	$2,732
	Corporate	561	5	548	553
	Sovereign	55	—	54	54
	Subtotal	3,190	20	3,319	3,339
	Tranche	—	—	—	—
2 High Quality	Corporate	85	1	86	87
	Sovereign	77	(1)	71	70
	Subtotal	162	—	157	157
3 Medium Quality	Tranche	—	—	—	—
	Corporate	35	—	43	43
	Sovereign	10	—	10	10
	Subtotal	45	—	53	53
4 Low Quality	Tranche	—	—	—	—
	Corporate	30	5	30	35
	Sovereign	—	—	—	—
	Subtotal	30	5	30	35
Total		$3,427	$25	$3,559	$3,584

A summary of derivative asset and liability positions by carrying value, held by the Company, including notional amounts, carrying values and estimated fair values, appears below (in millions):

		December 31, 2013			December 31, 2012
		Notional	Carrying Value	Estimated FV	Notional	Carrying Value	Estimated FV
Foreign Currency Swap Contracts	Assets	$354	$34	$34	$759	$55	$56
	Liabilities	2,403	(268)	(291)	2,485	(292)	(322)
	Subtotal	2,757	(234)	(257)	3,244	(237)	(266)
Foreign Currency Forward Contracts	Assets	191	2	2	93	1	1
	Liabilities	331	(7)	(7)	184	(4)	(4)
	Subtotal	522	(5)	(5)	277	(3)	(3)
Interest Rate Swap Contracts	Assets	291	19	19	351	32	32
	Liabilities	55	(1)	(1)	—	—	—
	Subtotal	346	18	18	351	32	32
Credit Default Swap Contracts—RSAT	Assets	3,290	3	26	3,460	6	32
	Liabilities	137	(5)	(1)	112	(6)	(2)
	Subtotal	3,427	(2)	25	3,572	—	30
Credit Default Swap Contracts (Purchased Default Protection)	Assets	98	2	2	83	2	2
	Liabilities	1,418	(30)	(30)	1,743	(44)	(44)
	Subtotal	1,516	(28)	(28)	1,826	(42)	(42)
Total	Assets	4,224	60	83	4,746	96	123
	Liabilities	4,344	(311)	(330)	4,524	(346)	(372)
	Total	$8,568	$(251)	$(247)	$9,270	$(250)	$(249)
For the twelve months ended December 31, 2013, there were no impairments of derivative positions. For the twelve months ended December 31, 2013, the average fair value of derivatives used for other than hedging purposes, which is the derivative component of RSATs, was $27.9 million in assets.

B-84	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

The table below illustrates the Fair Values of Derivative Instruments in the Statements of Admitted Assets, Liabilities and Capital and Contingency Reserves. Instruments utilizing hedge accounting treatment are shown as Qualifying Hedge Relationships. Hedging instruments that utilize fair value accounting are shown as Non-qualifying Hedge Relationships. Derivatives used in Replication strategies are shown as Derivatives used for other than Hedging Purposes (in millions):

	Fair Value of Derivative Instruments
	Asset Derivatives				Liability Derivatives
	December 31, 2013		December 31, 2012		December 31, 2013		December 31, 2012
Qualifying Hedge Relationships	Balance Sheet Location	Estimated FV	Balance Sheet Location	Estimated FV	Balance Sheet Location	Estimated FV	Balance Sheet Location	Estimated FV
Foreign Currency Swaps	Derivatives	$—	Derivatives	$1	Derivatives	$(98)	Derivatives	$(128)
Total Qualifying Hedge Relationships		—		1		(98)		(128)

Non-qualifying Hedge Relationships
Interest Rate Contracts	Derivatives	19	Derivatives	32	Derivatives	(1)	Derivatives	—
Foreign Currency Swaps	Derivatives	34	Derivatives	55	Derivatives	(193)	Derivatives	(194)
Foreign Currency Forwards	Derivatives	2	Derivatives	1	Derivatives	(7)	Derivatives	(4)
Purchased Credit Default Swaps	Derivatives	2	Derivatives	2	Derivatives	(30)	Derivatives	(44)
Total Non-qualifying Hedge Relationships		57		90		(231)		(242)

Derivatives used for other than Hedging Purposes
Written Credit Default Swaps	Derivatives	26	Derivatives	32	Derivatives	(1)	Derivatives	(2)
Total Derivatives used for other than Hedging Purposes		26		32		(1)		(2)
Total Derivatives		$83		$123		$(330)		$(372)

The table below illustrates the Effect of Derivative Instruments in the Statements of Operations. Instruments utilizing hedge accounting treatment are shown as Qualifying Hedge Relationships. Instruments that utilize fair value accounting are shown as Non-qualifying Hedge Relationships. Derivatives used in Replication strategies are shown as Derivatives used for other than Hedging Purposes (in millions):

	Effect of Derivative Instruments
	December 31, 2013		December 31, 2012
Qualifying Hedge Relationships	Income Statement Location	Realized Gain (Loss)	Income Statement Location	Realized Gain (Loss)
Foreign Currency Swaps	Net Realized Capital Gain (Loss)	$(3)	Net Realized Capital Gain (Loss)	$(36)
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Net Realized Capital Gain (Loss)	—	Net Realized Capital Gain (Loss)	—
Total Qualifying Hedge Relationships		(3)		(36)

Non-qualifying Hedge Relationships
Interest Rate Contracts	Net Realized Capital Gain (Loss)	—	Net Realized Capital Gain (Loss)	—
Foreign Currency Swaps	Net Realized Capital Gain (Loss)	(25)	Net Realized Capital Gain (Loss)	(41)
Foreign Currency Forwards	Net Realized Capital Gain (Loss)	(11)	Net Realized Capital Gain (Loss)	7
Purchased Credit Default Swaps	Net Realized Capital Gain (Loss)	—	Net Realized Capital Gain (Loss)	(1)
Interest Rate Futures Contracts	Net Realized Capital Gain (Loss)	14	Net Realized Capital Gain (Loss)	—
Total Non-qualifying Hedge Relationships		(22)		(35)

Derivatives used for other than Hedging Purposes
Written Credit Default Swaps	Net Realized Capital Gain (Loss)	1	Net Realized Capital Gain (Loss)	10
Total Derivatives used for other than Hedging Purposes	Net Realized Capital Gain (Loss)	1	Net Realized Capital Gain (Loss)	10
Total Derivatives		$(24)		$(61)

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-85

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 14 – separate accounts

The TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account and was established on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding after-tax variable annuity contracts for employees of non-profit institutions organized in the United States, including governmental institutions. VA-1 was registered with the Securities and Exchange Commission, (the “Commission”) effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“SIA”). The SIA was established on October 3, 1994 and invests in a diversified portfolio of equity securities selected to track the overall market for common stocks publicly traded in the United States.

The TIAA Separate Account VA-3 (“VA-3”) is a segregated investment account and was organized on May 17, 2006 under the laws of the State of New York for the purposes of funding individual and group variable annuities for retirement plans of employees of colleges, universities, other educational and research organizations, and other governmental and non-profit institutions. VA-3 was registered with the Commission as an investment company under the Investment Company Act of 1940, effective September 29, 2006, and operates as a unit investment trust.

The TIAA Real Estate Account (“REA”) is a segregated investment account and was organized on February 22, 1995 under the insurance laws of the State of New York for the purpose of providing an investment option to the Company’s pension customers to direct investments to an investment vehicle that invests primarily in real estate. REA was registered with the Commission under the Securities Act of 1933 effective October 2, 1995. REA’s target is to invest between 75% and 85% of its assets directly in real estate or in real estate-related investments, with the remainder of its assets invested in publicly-traded securities and other instruments that are easily converted to cash to maintain adequate liquidity.

TIAA Stable Value is an insulated, non-unitized separate account and was established on March 31, 2010 qualifying under New York Insurance Law 4240(a)(5)(ii). The Separate Accounts support a flexible premium deferred fixed annuity contract that is intended initially to be offered to employer sponsored retirement plans.

In accordance with the domiciliary state procedures for approving items within the separate accounts, the separate accounts classification of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference
TIAA Separate Account VA-1	Variable Annuity	Section 4240 of the New York Insurance Law
TIAA Separate Account VA-3	Variable Annuity	Section 4240 of the New York Insurance Law
TIAA Real Estate Account	Variable Annuity	Section 4240 of the New York Insurance Law
TIAA Stable Value	Deferred Fixed Annuity	Section 4240(a)(5)(ii) of the New York Insurance Law

The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2013 and 2012, the Company’s separate account statement included legally insulated assets of $22,348 million and $18,420 million, respectively. The assets legally insulated from the general account as of December 31, 2013 are attributed to the following products (in millions):

Product	Legally Insulated Assets	Separate Account Assets (Not Legally Insulated)
TIAA Separate Account VA-1	$964	$—
TIAA Separate Account VA-3	4,128	—
TIAA Real Estate Account	17,023	—
TIAA Stable Value	233	—
Total	$22,348	$—

In accordance with the products recorded within the separate account, some separate account liabilities are guaranteed by the general account. (In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.)

As of December 31, 2013 and 2012, the general account of the Company had a maximum guaranteed minimum death benefit for separate account liabilities of $0.4 million and $0.7 million, respectively. The amount paid for risk charges is not explicit, but rather embedded within the mortality and expense charge.

For the year ended December 31, 2013, the general account of the Company had paid (received) $0.4 million towards separate account guarantees. The total separate account guarantees paid (received) by the general account for the preceding five years ending at December 31, are as follows (in millions):

2012	$0.4
2011	$0.1
2010	$0.5
2009	$2.1
2008	$3.4

B-86	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

The general account provides the Real Estate Separate Account with a liquidity guarantee to ensure it has funds available to meet participant transfer or cash withdrawal requests. If the Real Estate Separate Account cannot fund participant requests, the general account will fund them by purchasing accumulation units in the Real Estate Separate Account. Under this agreement, the Company guarantees that participants will be able to redeem their accumulation units at their accumulation unit value next determined after the transfer or withdrawal request is received in good order. To compensate the general account for the risk taken, the separate account paid liquidity charges as follows for the past five (5) years (in millions):

2013	$30.5
2012	$31.4
2011	$23.7
2010	$13.1
2009	$12.1

The table below shows amounts that the TIAA general account has paid towards the separate account liquidity guarantees and thus purchased units in the Real Estate Separate Account for the past five (5) years (in millions):

2013	$—
2012	$—
2011	$—
2010	$—
2009	$1,058.7

During 2013, there was $325 million of accumulation units redeemed by the Real Estate Separate Account. As of December 31, 2013, there were no outstanding accumulation units.

The Company engages in securities lending transactions through its VA-1 Separate Account.

As of December 31, 2013 and 2012, the VA-1 Separate Account had loaned securities of $25.3 million and $15.9 million and collateral of $25.8 million and $16.1 million, respectively.

The Company’s VA-1 Separate Account may lend securities to qualified institutional borrowers to earn additional income. The VA-1 Separate Account receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by the VA-1 Separate Account will generally be invested in high quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. The VA-1 Separate Account bears the market risk with respect to the collateral investment, securities loaned, and the risk that the counterparty may default on its obligations.

Additional information regarding separate accounts of the Company is as follows for the years ended December 31, (in millions):

	2013
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations	$121	$—	$3,415	$3,536
Reserves
For accounts with assets at:
Fair value	$—	$—	$21,975	$21,975
Amortized cost	228	—	—	228
Total reserves	$228	$—	$21,975	$22,203

By withdrawal characteristics:
Subject to discretionary withdrawal	$228	$—	$—	$228
At fair value	—	—	21,975	21,975
Not subject to discretionary withdrawal	—	—	—	—
Total reserves	$228	$—	$21,975	$22,203

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-87

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	2012
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations	$92	$—	$2,545	$2,637
Reserves
For accounts with assets at:
Fair value	$—	$—	$17,777	$17,777
Amortized cost	113	—	—	113
Total reserves	$113	$—	$17,777	$17,890

By withdrawal characteristics:
Subject to discretionary withdrawal	$7	$—	$—	$7
At fair value	—	—	17,777	17,777
Not subject to discretionary withdrawal	106	—	—	106
Total reserves	$113	$—	$17,777	$17,890

	2011
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations	$38	$—	$2,655	$2,693
Reserves
For accounts with assets at:
Fair value	$—	$—	$14,615	$14,615
Amortized cost	67	—	—	67
Total reserves	$67	$—	$14,615	$14,682

By withdrawal characteristics:
Subject to discretionary withdrawal	$4	$—	$—	$4
At fair value	—	—	14,615	14,615
Not subject to discretionary withdrawal	63	—	—	63
Total reserves	$67	$—	$14,615	$14,682

The following is a reconciliation of transfers to (from) the Company to the Separate Accounts for the years ended December 31, (in millions):

	2013	2012	2011
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to Separate Accounts	$3,852	$2,935	$3,121
Transfers from Separate Accounts	(1,973)	(1,417)	(1,463)
Net transfers (from) or to Separate Accounts	1,879	1,518	1,658

Reconciling Adjustments:
Fund transfer exchange gain (loss)	—	—	3
Transfers as reported in the Summary of Operations of the Life, Accident & Health Annual Statement	$1,879	$1,518	$1,661

Note 15 – management agreements

Under Cash Disbursement and Reimbursement Agreements, the Company serves as the common pay-agent for its operating and investment subsidiaries and affiliates. The Company has allocated expenses of $1,719 million, $1,464 million and $1,252 million to its various subsidiaries and affiliates for the years ended December 31, 2013, 2012 and 2011, respectively. In addition, under management agreements, the Company provides investment advisory and administrative services for TIAA-CREF Life and administrative services to the TIAA-CREF Trust Company FSB and VA-1.

The expense allocation process determines the portion of the total investment and operating expenses that is attributable to each legal entity and to each line of business within an entity. Every month the Company allocates incurred expenses to each line of business supported by the Company and its affiliated companies. As part of this allocation process, every department with personnel and every vendor related expense is allocated to lines of business based on defined allocation methodologies. These methodologies represent either shared or direct costs depending on the nature of the service provided. At the completion of the allocation process all expenses are assigned to a line of business and legal entity.

B-88	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

Activities necessary for the operation of the College Retirement Equities Fund (“CREF”), a companion organization, are provided at-cost by two subsidiaries of the Company. Such services are provided in accordance with an Investment Management Services Agreement, dated as of January 2, 2008, between CREF and TIAA-CREF Investment Management, LLC (“Investment Management”), and in accordance with a Principal Underwriting and Distribution Services Agreement for CREF, dated as of January 1, 2009, between CREF and TIAA-CREF Individual and Institutional Services, LLC (“Services”). The Company also performs administrative services for CREF, on an at-cost basis. The management fees collected under these agreements and the equivalent allocated expenses, which amounted to approximately $967 million, $878 million and $870 million for the years ended December 31, 2013, 2012 and 2011, respectively, are not included in the statement of operations and had no effect on the Company’s operations.

Advisors provides investment advisory services for VA-1, certain proprietary funds and other separately managed portfolios in accordance with investment management agreements. Teachers Personal Investors Services, Inc. (“TPIS”) and Services distribute variable annuity contracts for VA-1, REA and VA-3 as well as registered securities for certain proprietary funds and non-proprietary mutual funds.

All services necessary for the operation of REA are provided at-cost by the Company and Services. The Company provides investment management and administrative services for REA. Distribution services are provided in accordance with a Distribution Services Agreement between REA and Services. The Distribution and Administrative Services Agreement between REA and Services limits the work performed by Services to distribution activities with the Company assuming responsibility for all administrative activities. The Company and Services receive management fee payments from REA on a daily basis according to formulae established each year and adjusted periodically, with the objective of keeping the management fees as close as possible to actual expenses attributable to operating REA. Any differences between actual expenses and daily charges are adjusted quarterly.

The following amounts receivable from or payable to subsidiaries and affiliates are included in the lines Other assets and Other liabilities on the Balance Sheet, as of December 31 (in millions):

	Receivable		Payable
Subsidiary/Affiliate	2013	2012	2013	2012
CREF	$—	$11	$16	$—
Investment Management	—	1	3	—
TIAA-CREF Life	13	10	—	0.3
TPIS	4	5	—	—
Covariance	4	7	—	—
TIAA-CREF Alternative Advisors	4	—	—	—
Total	$25	$34	$19	$0.3

Note 16 – federal income taxes

By charter, the Company is a stock life insurance company that operates on a non-profit basis and through December 31, 1997 was exempt from federal income taxation under the Internal Revenue Code. Any non-pension income, however, was subject to federal income taxation as unrelated business income. Effective January 1, 1998, as a result of federal legislation, the Company is no longer exempt from federal income taxation and is taxed as a stock life insurance company.

The Company has recorded current and deferred taxes in accordance with SSAP No. 101, Income Taxes – A Replacement of SSAP No. 10R and SSAP No. 10. The Company has exceeded the highest RBC threshold level which allows the Company to apply the smallest limitations to admit deferred tax assets under SSAP 101. The application of SSAP No. 101 requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary to reduce the deferred tax asset to an amount which is more likely than not to be realized. Based on the weight of available evidence the Company has recorded a valuation allowance of $9.8 million on foreign tax credit carryforwards as of December 31, 2013.

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-89

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Components of the net deferred tax asset/(liability) are as follows (in millions):

	12/31/2013			12/31/2012			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total
a) Gross Deferred Tax Assets	$11,491	$1,279	$12,770	$12,057	$1,472	$13,529	$(566)	$(193)	$(759)
b) Statutory Valuation Allowance Adjustments	10	—	10	8	—	8	2	—	2
c) Adjusted Gross Deferred Tax Assets (a–b)	11,481	1,279	12,760	12,049	1,472	13,521	(568)	(193)	(761)
d) Deferred Tax Assets Non-admitted	8,027	—	8,027	8,560	404	8,964	(533)	(404)	(937)
e) Subtotal Net Admitted Deferred Tax Asset (c-d)	3,454	1,279	4,733	3,489	1,068	4,557	(35)	211	176
f) Deferred Tax Liabilities	274	1,370	1,644	320	1,002	1,322	(46)	368	322
g) Net Admitted Deferred Tax Assets/(Net Deferred Tax Liability) (e–f)	$3,180	$(91)	$3,089	$3,169	$66	$3,235	$11	$(157)	$(146)

	12/31/2013			12/31/2012			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total
Admission Calculation Components Under SSAP No. 101 (in millions)
a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b) Adjusted Gross DTA Expected To Be Realized (Excluding The Amount of DTA From (a) above After Application of the Threshold Limitation. (The Lesser of (b)1 and (b)2 below)	$3,008	$81	$3,089	$3,169	$66	$3,235	$(161)	$15	$(146)
1. Adjusted Gross DTA Expected to be Realized Following the Balance Sheet Date	$3,008	$81	$3,089	$3,169	$66	$3,235	$(161)	$15	$(146)
2. Adjusted Gross DTA Allowed per Limitation Threshold	xxx	xxx	$4,149	xxx	xxx	$3,897	xxx	xxx	$252
c) Adjusted Gross DTA (Excluding The Amount of DTA From (a) and (b) above) Offset by Gross DTL	$446	$1,198	$1,644	$320	$1,002	$1,322	$126	$196	$322
d) DTA Admitted as the result of application of SSAP No. 101. Total ((a)+(b)+(c))	$3,454	$1,279	$4,733	$3,489	$1,068	$4,557	$(35)	$211	$176

								2013	2012
								(dollars in millions)
Ratio Percentage Used to Determine Recovery Period and Threshold Limitation Amount								1109%	1064%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation In (b)2 Above								36,397	33,671

B-90	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

	12/31/2013		12/31/2012		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1–3) Ordinary	(6) (Col 2–4) Capital
Impact of Tax Planning Strategies (dollars in millions):
Determination Of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets, By Tax Character as a Percentage.
Adjusted Gross DTAs Amount From Note 9A1(c)	$11,481	$1,279	$12,049	$1,472	$(568)	$(193)
Percentage Of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	1.0%	—	2.5%	—	(1.5)%	—
Net Admitted Adjusted Gross DTAs Amount From Note 9A1(e)	$3,454	$1,279	$3,489	$1,068	$(35)	$211
Percentage Of Net Admitted Adjusted Gross DTAs By Tax Character Admitted Because Of The Impact Of Tax Planning Strategies	3.4%	—	8.6%	—	(5.2)%	—

TIAA does not have tax-planning strategies that include the use of reinsurance.

TIAA has no temporary differences for which deferred tax liabilities are not recognized.

Income taxes incurred consist of the following major components (in millions):

	12/31/2013	12/31/2012	Change
Current Income Tax:
Federal income tax expense (benefit)	$(307)	$(763)	$456
Foreign Taxes	5	—	5
Subtotal	$(302)	$(763)	$461
Federal income taxes expense (benefit) on net capital gains	701	(24)	725
Generation/(Utilization) of loss carry-forwards	(427)	776	(1,203)

Federal and foreign income taxes incurred	$(28)	$(11)	$(17)

Deferred Tax Assets:
Ordinary:
Policyholder reserves	$327	$348	$(21)
Investments	839	723	116
Deferred acquisition costs	27	28	(1)
Policyholder dividends accrual	678	649	29
Fixed assets	183	154	29
Compensation and benefits accrual	243	286	(43)
Receivables – non-admitted	117	36	81
Net operating loss carry-forward	1,682	2,136	(454)
Tax credit carry-forward	48	43	5
Other (including items < 5% of total ordinary tax assets	689	512	177
Intangible Assets – Business in Force and Software	6,658	7,142	(484)
Subtotal	$11,491	$12,057	$(566)
Statutory valuation allowance adjustment	10	8	2
Non-admitted	8,027	8,560	(533)
Admitted ordinary deferred tax assets	$3,454	$3,489	$(35)

Capital:
Investments	$1,198	$1,421	$(223)
Real estate	81	38	43
Other (including items < 5% of total capital tax assets	—	13	(13)
Subtotal	$1,279	$1,472	$(193)
Statutory valuation allowance adjustment	—	—	—
Non-admitted	—	404	(404)
Admitted capital deferred tax assets	1,279	1,068	211
Admitted deferred tax assets	$4,733	$4,557	$176

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-91

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	12/31/2013	12/31/2012	Change
Deferred Tax Liabilities:
Ordinary:
Investments	$267	$317	$(50)
Other (including items < 5% of total ordinary tax liabilities)	7	3	4
Subtotal	$274	$320	$(46)
Capital:
Investments	1,370	1,002	368
Subtotal	$1,370	$1,002	$368
Deferred tax liabilities	$1,644	$1,322	$322

Net Admitted Deferred Tax:
Assets/Liabilities	$3,089	$3,235	$(146)

The change in the net deferred income taxes is comprised of the following (this analysis is exclusive of non-admitted assets as the Change in Non-admitted Assets is reported separately from the Change in Net Deferred Income Taxes in the surplus section of the Annual Statement) (in millions):

	12/31/2013	12/31/2012	Change
Total deferred tax assets	$12,770	$13,529	$(759)
Total deferred tax liabilities	(1,644)	(1,322)	(322)
Net deferred tax assets / liabilities	$11,126	$12,207	$(1,081)
Statutory valuation allowance (“SVA”) adjustment	(10)	(8)	(2)
Net deferred tax assets / liabilities after SVA	$11,116	$12,199	$(1,083)
Tax effect of unrealized gains/(losses)			378
Change in net deferred income tax (charge)/benefit from sources other than unrealized capital gains (losses)			$(705)

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31, 2013 are as follows (dollars in millions):

Description	Amount	Tax Effect	Effective Tax Rate
Provision computed at statutory rate	$2,464	$862	35.00%
Dividends received deduction	37	13	0.52
Amortization of interest maintenance reserve	(145)	(51)	(2.07)
Meal disallowance, spousal travel, non-deductible lobbying, fines & penalties	4	1	0.06
Prior year true-ups	(410)	(144)	(5.82)
Non-admitted assets	(83)	(29)	(1.17)
Other	70	25	0.92
Total	$1,937	$677	27.44%

Federal and foreign income tax incurred expense (benefit)		$(28)	(1.14)%
Change in net deferred income tax charge (benefit)		1,083	43.93
Tax effect of unrealized capital gain		(378)	(15.35)
Total statutory income taxes		$677	27.44%

At December 31, 2013, the Company had net operating loss carry forwards expiring through the year 2027 (in millions):

Year Incurred	Operating Loss	Year of Expiration
2001	$155	2016
2002	780	2017
2003	467	2018
2004	356	2019
2008	1,035	2023
2012	2,012	2027
Total	$4,805

B-92	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

At December 31, 2013, the Company had no capital loss carry forwards.

At December 31, 2013, the Company had foreign tax credit carry forwards as follows (in millions):

Year Incurred	Foreign Tax Credit	Year of Expiration
2005	$6	2015
2006	3	2016
2007	2	2017
2008	2	2018
2009	2	2019
2010	2	2020
2011	5	2021
2012	3	2022
Total	$25

At December 31, 2013, the Company had General Business Credit carry forwards as follows (in millions):

Year Incurred	General Business Credit	Year of Expiration
2004	$1	2024
2005	2	2025
2006	5	2026
2007	7	2027
2008	5	2028
2009	2	2029
2011	1	2031
Total	$23

The Company did not incur federal income taxes expense for 2013 or preceding years that would be available for recoupment in the event of future net losses.

The Company does not have any protective tax deposits on deposit with the internal Revenue Service under IRC Section 6603.

Beginning in 1998, the Company has filed a consolidated federal income tax return with its includable affiliates (the “consolidating companies”). The consolidating companies participate in a tax-sharing agreement. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return. Amounts receivable from / (payable to) the Company’s subsidiaries for federal income taxes were $6 million and $(3) million at December 31, 2013 and 2012, respectively.

1) TIAA-CREF Life Insurance Company

2) TIAA-CREF Asset Management LLC*

3) Dan Properties, Inc.

4) JV Georgia One, Inc.

5) JWL Properties, Inc.

6) ND Properties, Inc.

7) TCT Holdings, Inc.

8) Teachers Advisors, Inc.

9) Teachers Personal Investors Service, Inc.

10) T-Investment Properties Corp.

11) TIAA-CREF Tuition Financing, Inc.

12) TIAA-CREF Trust Company, FSB

13) 730 Texas Forest Holdings, Inc.

14) TIAA Global Markets, Inc.

15) T-C Sports Co., Inc.

16) TIAA Board of Overseers

17) TIAA Park Evanston, Inc.

18) Oleum Holding Company, Inc.

19) Covariance Capital Management, Inc.

20) Westchester Group Investment Management, Inc.

21) Westchester Group Investment Management Holding Company, Inc.

22) Westchester Group Asset Management, Inc.

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-93

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

23) Westchester Group Farm Management, Inc.

24) Westchester Group Real Estate, Inc.

25) GreenWood Resources, Inc.

*	TIAA-CREF Asset Management, Inc. converted from a corporation to an LLC effective December 31, 2013.

The Company has no federal or foreign income tax loss contingencies as determined in accordance with SSAP No. 5R—Liabilities, Contingencies and Impairments of Assets, with the modifications provided in SSAP No. 101 and there is no reasonable possibility that the total liability will significantly increase within 12 months of the reporting date.

The IRS examination for tax years 2007, 2008, and 2009 federal income tax returns is currently in process.

Note 17 – pension plan and post-retirement benefits

The Company maintains a qualified, non-contributory defined contribution pension plan covering substantially all employees. All employee pension plan liabilities are fully funded through retirement annuity contracts. Contributions are made to each participant’s contract based on a percentage of salary, with the applicable percentage varying by attained age. All contributions are fully vested after three years of service. Forfeitures arising from terminations prior to vesting are used to reduce future employer contributions. The accompanying statements of operations include contributions to the pension plan of approximately $38 million, $36 million and $33 million for the years ended December 31, 2013, 2012 and 2011, respectively. This includes supplemental contributions made to company-owned annuity contracts under a non-qualified deferred compensation plan.

In addition to the pension plan, the Company provides certain other post-retirement life and health insurance benefits to eligible retired employees who meet prescribed age and service requirements. The status of this plan for retirees and eligible active employees is summarized below (in millions):

	Post-retirement Benefits
	2013	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$167	$155	$130
Service cost	1	10	7
Interest cost	7	6	7
Actuarial gain (loss)	(34)	4	17
Benefits paid	(7)	(8)	(6)
Plan amendments	22	—	—
Benefit obligation at end of year	$156	$167	$155

Change in plan assets
Employer contribution	$7	$8	$6
Benefits paid	(7)	(8)	(6)
Fair value of plan assets at end of year	$—	$—	$—

Funded status:
Unamortized prior service cost	$—	$(1)	$(1)
Unrecognized net loss	—	41	37
Accrued liabilities	145	127	119
Liabilities for postretirement benefits	11	—	—
Unfunded accumulated benefit obligation—vested employees	$156	$167	$155

Accumulated benefit obligation—non-vested employees	$—	$23	$32

The Company allocates benefit expenses to certain subsidiaries based upon salaries. The cost of postretirement benefits reflected in the accompanying statements of operations was approximately $12 million, $8 million and $7 million for 2013, 2012 and 2011, respectively.

The net periodic postretirement benefit cost for the years ended December 31, includes the following components (in millions):

	Post-retirement Benefits
	2013	2012	2011
Components of net periodic benefit cost:
Service cost	$1	$10	$7
Interest cost	7	6	7
Amount of recognized gains and losses	3	1	—
Amount of prior service cost recognized	14	—	—
Total net periodic benefit cost	$25	$17	$14

B-94	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

The assumptions used at December 31 by the Company to calculate the benefit obligations as of that date and to determine the benefit cost in the year are as follows:

	2013	2012	2011
Weighted-average assumptions used to determine net periodic benefit cost as of December 31,
Weighted-average discount rate	4.00%	4.50%	5.25%
Rate of compensation increase	N/A	N/A	N/A
Weighted-average assumptions used to determine projected benefit obligations as of December 31,
Weighted-average discount rate	4.75%	4.00%	4.50%
Rate of compensation increase	N/A	N/A	N/A

For measurement purposes, an 8.50% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2014. The rate was assumed to decrease gradually to 6.57% for 2045 and remain at that level thereafter.

A measurement date of December 31, 2013 was used to determine the above.

The Company has multiple non-pension postretirement benefit plans. The health care plans are contributory, with participants’ contributions adjusted annually; the life insurance plans are noncontributory. Postretirement life insurance is offered only to those who retired prior to 2011. Company subsidies for the postretirement health care plans are offered to any who qualify for eligibility prior to 2015, after which newly qualifying retirees will pay the full cost of the health care plans. The accounting for health care plans anticipates future cost-sharing changes to the written plan consistent with the Company’s express intent to reflect general health care trend rates in the employee premiums. For postretirement medical, this is consistent with pre-65 trend rate assumptions of 8.50% for 2014 gradually scaling down to 6.57% in 2045. For post-65 medical care, this is consistent with a trend rate assumption of 8.00% in 2014 scaling down to 6.33% in 2045.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.

A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions):

	Post-retirement Benefits
	2013	2012	2011
Effect of a 1% increase in benefit costs:
Change in post-retirement benefit obligation	$19	$23	$19
Change in service cost and interest cost	$1	$3	$2
Effect of a 1% decrease in benefit costs:
Change in post-retirement benefit obligation	$(16)	$(19)	$(16)
Change in service cost and interest cost	$(1)	$(2)	$(2)

The Company also maintains a non-qualified deferred compensation plan for non-employee trustees and members of the TIAA Board of Overseers. The plan provides an award equal to 50% of the annual stipend that is invested annually in company-owned annuity contracts. Payout of accumulations is normally made in a lump sum following the trustees’ or member’s separation from the Board.

The Company previously provided an unfunded Supplemental Executive Retirement Plan (“SERP”) to certain select executives and any TIAA associate deemed eligible by the Board of Trustees. The Plan was curtailed on July 31, 2007.

The SERP provided an annual retirement benefit payable at normal retirement calculated as 3.0% of the participant’s 5-year average total compensation based on an average of the highest five of the last ten years multiplied by the number of years of service not in excess of 15 years.

The accumulated benefit obligation totaled $41 million and $48 million as of December 31, 2013 and 2012, respectively. The Company had accrued pension cost of $39 million and $41 million and had an additional minimum liability accrued of $0 and $6 million as of December 31, 2013 and 2012, respectively. The Company did not have any projected benefit obligation for non-vested employees for 2013 or 2012.

The plan obligations were determined based upon a discount rate of 3.92%.

The obligations of TIAA under the SERP are unfunded, unsecured promises to make future payments. As such, the plan has no assets. Contributions for a given period are equal to the benefit payments for that period. The expected rate of return on plan assets is not applicable.

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-95

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Future benefits expected to be paid by the SERP are as follows (in millions):

2014	$4
2015	$4
2016	$4
2017	$4
2018	$3
Thereafter	$15

The Company does not have any regulatory contribution requirements for 2013.

Impact of Medicare Modernization Act on Postretirement Benefits

The Company expects to receive a 28% federal subsidy for plan prescription benefits arising from the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Act”) signed into law in December of 2003. The Act includes the following two new features to Medicare Part D that could affect the measurement of the accumulated postretirement benefit obligation (“APBO”) and net periodic postretirement cost for the plan.

•	A federal subsidy (based on 28% of an individual beneficiary’s annual prescription drug costs between $250 and $5,000), which is not taxable, to sponsors of retiree health care benefit plans that provide a prescription drug benefit that is at least actuarially equivalent to Medicare Part D, and

•	The opportunity for a retiree to obtain a prescription drug benefit under Medicare.

For the year ended December 31, 2013, the effect of the Act was a $5 million reduction in the Company’s net postretirement benefit cost for the subsidy related to benefits attributed to former employees. The Act also effected the net postretirement benefit cost by decreasing the 2013 service cost by $0.6 million and decreased the 2013 interest cost by $1 million.

Estimated Future Benefit Payments

The following benefit payments are expected to be paid and received relating to the Act (in millions):

Gross Cash Flows (Before Medicare Part D Subsidy Receipts)
2014	$7
2015	$7
2016	$8
2017	$8
2018	$9
Thereafter	$49
Medicare Part D Subsidy Receipts
2014	$1
2015	$1
2016	$1
2017	$1
2018	$1
Thereafter	$5

Note 18 – policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves are based on assumptions for interest, mortality and other risks insured.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151, Actuarial Guideline 43 for variable annuity products and Actuarial Guideline 33 for all other products.

The Company performed Asset Adequacy Analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves, and determined that its reserves were sufficient to meet its obligations.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost have all been determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest has been determined from the basic data.

In aggregate, the reserves established for all annuity and supplementary contracts utilize assumptions for interest at a weighted average rate of approximately 3.0%. Approximately 93% of annuity and supplementary contract reserves are based on the 1983 Table set back at least 9 years or the Annuity 2000 table set back at least 4 years.

B-96	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

Withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds for the years ended December 31, are as follows (in millions):

	2013
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
At fair value	$—	$—	$21,975	$21,975	10.6%
Total with adjustment or at fair value	$—	$—	$21,975	$21,975	10.6%
At book value without adjustment (minimal or no charge or adjustment)	46,189	228	—	46,417	22.4%
Not subject to discretionary withdrawal	138,650	—	—	138,650	67.0%
Total (gross)	$184,839	$228	$21,975	$207,042	100.0%

Reinsurance ceded	—	—	—	—
Total (net)	$184,839	$228	$21,975	$207,042

	2012
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
At fair value	$—	$—	$17,777	$17,777	9.0%
Total with adjustment or at fair value	$—	$—	$17,777	$17,777	9.0%
At book value without adjustment (minimal or no charge or adjustment)	43,152	7	—	43,159	21.9%
Not subject to discretionary withdrawal	135,846	106	—	135,952	69.1%
Total (gross)	$178,998	$113	$17,777	$196,888	100.0%

Reinsurance ceded	—	—	—	—
Total (net)	$178,998	$113	$17,777	$196,888

Annuity reserves and deposit-type contract funds for the years ended December 31 are as follows (in millions):

	2013	2012
General Account Annual Statement:
Total annuities (excluding supplementary contracts with life contingencies)	$180,517	$175,041
Supplementary contracts with life contingencies	3,469	3,192
Deposit-type contract funds	853	765
Subtotal	184,839	178,998

Separate Accounts Annual Statement:
Annuities	22,029	17,750
Supplementary contracts with life contingencies	167	135
Deposit-type contract funds	7	5
Subtotal	22,203	17,890
Total	$207,042	$196,888

For Ordinary and Collective Life Insurance, reserves for all policies are calculated in accordance with New York State Insurance Regulation 147. Reserves for regular life insurance policies are computed by the Net Level Premium method for issues prior to January 1, 1990, and by the Commissioner’s Reserve Valuation Method for issues on and after such date. Annual renewable and five-year renewable term policies issued on or after January 1, 1994 use segmented reserves, where each segment is equal to the term period. The Cost of Living riders issued on and after January 1, 1994 also use segmented reserves, where each segment is equal to one year in length.

Reserves for the vast majority of permanent and term insurance policies use Commissioners’ Standard Ordinary Mortality Tables with rates ranging from 2.25% to 6.00%. Term conversion reserves are based on TIAA term conversion mortality experience and 4.00% interest.

Liabilities for incurred but not reported life insurance claims and disability waiver of premium claims are based on historical experience and set equal to a percentage of paid claims. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total Active Lives Disability Waiver of Premium Reserve.

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-97

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. Surrender values of $0.2 million in excess of the legally computed reserves were held as an additional reserve liability at December 31, 2013, and $0.2 million at December 31, 2012. As of December 31, 2013 and 2012, the Company had $530.2 million and $568.6 million, respectively, of insurance in force for which the gross premiums were less than the net premiums according to the standard of valuation set by the Department. Reserves to cover these insurance amounts totaled $2.4 million and $2.8 million at December 31, 2013 and 2012, respectively.

Note 19 – reinsurance

In 2005 the Company entered into reinsurance agreements with RGA Reinsurance Company. Two of the agreements were recaptured during 2007 and the remaining agreement was recaptured as of January 1, 2011.

At December 31, the financial impact related to these assumed coinsurance agreements were (in millions):

2011
(Decrease) Increase in policy and contract reserves	$(17)
Aggregated assumed premiums	$(204)
Modified coinsurance reserves	$—

The major lines in the accompanying financial statements that were reduced by ceded reinsurance agreements at December 31 are as follows (in millions):

	2013	2012	2011
Insurance and annuity premiums	$15	$14	$14
Policy and contract benefits	$51	$55	$59
Increase in policy and contract reserves	$25	$20	$36
Reserves for life and health insurance	$429	$454	$474

Note 20 – repurchase program

Repurchase Program

During 2011, the Company commenced a repurchase program to sell and repurchase securities for the purposes of providing additional liquidity. The Company’s policy requires a minimum of 95% of the fair value of securities transferred under repurchase agreements to be maintained as collateral.

As of December 31, 2013, the Company had repurchase agreements where the securities pledged and scheduled for repurchase had a carrying value and fair value of $471 million and $490 million, respectively. The securities pledged as collateral have a maturity of 17 years and an interest rate of 5.375%. The pledged securities are included in Bonds and the offsetting collateral liability is included in Other Liabilities in the accompanying Statutory—Basis Statements of Admitted Assets, Liabilities and Capital and Contingency Reserves.

The Company received cash collateral of $500 million, which is in excess of the $490 million fair value of the securities lent. The cash collateral was not reinvested in other securities as of December 31, 2013.

The Company’s source of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. The repurchase agreements outstanding at December 31, 2013 matured and were fully settled during January 2014.

As of December 31, 2012, the Company had repurchase agreements where the securities pledged and scheduled for repurchase had a carrying value and fair value of $440 million and $494 million, respectively. The securities pledged as collateral had a maturity of 8 years and an interest rate of 3.13%. The pledged securities were included in Bonds and the offsetting collateral liability is included in Other Liabilities in the accompanying Statutory—Basis Statements of Admitted Assets, Liabilities and Capital and Contingency Reserves.

The Company received cash collateral of $500 million, which is in excess of the $494 million fair value of the securities lent. The cash collateral was not reinvested in other securities as of December 31, 2012.

B-98	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

Note 21 – capital and contingency reserves and shareholders’ dividends restrictions

The portion of contingency reserves represented or reduced by each item below for the years ended December 31 are as follows (in millions):

	2013	2012
Net unrealized capital gains	$1,193	$490
Change in asset valuation reserve	$(1,209)	$(599)
Change in net deferred federal income tax	$(1,083)	$(1,119)
Change in non-admitted assets	$846	$1,305
Change in surplus of separate account	$(18)	$64
Prior year surplus	$—	$(5)
Change in post-retirement benefit liability	$(11)	$—

Capital: The Company has 2,500 shares of Class A common stock authorized, issued and outstanding. All of the outstanding common stock of the Company is held by the TIAA Board of Overseers, a not-for-profit corporation created for the purpose of holding the common stock of the Company. By charter, the Company operates without profit to its sole shareholder.

Surplus Notes: On December 16, 2009, the Company issued Surplus Notes (“Notes”) in an aggregate principal amount of $2 billion. The Notes bear interest at an annual rate of 6.850%, and have a maturity date of December 16, 2039. Proceeds from the issuance of the Notes were $1,997 million, net of issuance discount. The Notes were issued in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, and the Notes are evidenced by one or more global notes deposited with a custodian for, and registered in the name of a nominee of, The Depository Trust Company. Interest on these Notes is scheduled to be paid semiannually on June 16 and December 16 of each year through the maturity date. During 2013, interest of $137 million was paid and since issuance $548 million has been paid.

No subsidiary or affiliate of the Company is an obligor or guarantor of the Notes, which are solely obligations of the Company.

The Notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company. Under New York Insurance Law, the Notes are not part of the legal liabilities of the Company. The Notes are not scheduled to repay any principal prior to maturity. Each payment of interest and principal may be made only with the prior approval of the Superintendent and only out of the Company’s surplus funds, which the Superintendent of the Department determines to be available for such payments under New York Insurance Law. In addition, provided that approval is granted by the Superintendent of the Department, the Notes may be redeemed at the option of the Company at any time at the “make-whole” redemption price equal to the greater of the principal amount of the Notes to be redeemed, or the sum of the present values of the remaining scheduled interest and principal payments, excluding accrued interest as of the redemption date, discounted to the redemption date on a semi-annual basis at the adjusted Treasury rate plus 40 basis points, plus in each case, accrued and unpaid interest payments on the Notes to be redeemed to the redemption date.

No affiliates of the Company hold any portion of the Notes.

Dividend Restrictions: Under the New York Insurance Law, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend as long as the aggregated amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). TIAA has not paid dividends to its shareholder and has no plans to do so in the current year.

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-99

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 22 – contingencies and guarantees

Subsidiary and Affiliate Guarantees:

At December 31, 2013, the Company was obligor under the following guarantees, indemnities and support obligations:

Nature and circumstances of guarantee and key attributes, including date and duration of agreement.	Liability recognition of guarantee. (Include amount recognized at inception. If no initial recognition, document exception allowed under SSAP No. 5R.)	Ultimate financial statement impact if action under the guarantee is required.	Maximum potential amount of future payments (undiscounted) the guarantor could be required to make under the guarantee. If unable to develop an estimate, this should be specifically noted.	Current status of payment or performance risk of guarantee. Also provide additional discussion as warranted.
Commitment to maintain TIAA-CREF Trust Company as a “Well Capitalized” institution for Prompt Corrective Action purposes.	Guarantee made to/or on behalf of a wholly-owned subsidiary and as such are excluded from recognition.	Investment in Subsidiary, Controlled, or Affiliated	Since this obligation is not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.	Currently the capital of TIAA-CREF Trust Company is adequate.
Financial support agreement with TIAA-CREF Life Insurance Company to have (i) capital and surplus of $250.0 million; (ii) the amount of capital and surplus necessary to maintain TIAA-CREF Life’s capital and surplus at a level not less than 150% of the NAIC RBC model; or (iii) such other amounts as necessary to maintain TIAA-CREF Life’s financial strength rating the same or better than the Company’s rating at all times.	Guarantee made to/or on behalf of a wholly-owned subsidiary and as such are excluded from recognition.	Investment in Subsidiary, Controlled, or Affiliated	Since this obligation is not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.	At December 31, 2013, the
capital and surplus of TIAA-
CREF Life Insurance
Company was in excess of
the minimum capital and
surplus amount referenced,
and its total adjusted
capital was in excess of the
referenced RBC-based
amount calculated at
December 31, 2013.

The Company has agreed that it will cause TIAA-CREF Life to be sufficiently funded at all times in order to meet all its contractual obligations on a timely basis including, but not limited to, obligations to pay policy benefits and to provide policyholder services. This agreement is not an evidence of indebtedness or an obligation or liability of the Company and does not provide any creditor of TIAA-CREF Life with recourse to or against any of the assets of the Company.

The Company provides a $100.0 million unsecured 364-day revolving line of credit arrangement with TIAA-CREF Life. This line has an expiration date of July 14, 2014. As of December 31, 2013, $30.0 million of this facility was maintained on a committed basis for which TIAA-CREF Life paid a commitment fee of 9.0 basis points on the unused committed amount. During the period ending December 31, 2013, 85 draw-downs totaling $228.5 million were made under this line of credit arrangement of which none were outstanding as of December 31, 2013.

The Company also provides a $1.0 billion uncommitted line of credit to certain accounts of College Retirement Equities Fund (“CREF”) and certain TIAA-CREF Funds (“Funds”). Loans under this revolving credit facility are for a maximum of 60 days and are made solely at the discretion of the Company to fund shareholder redemption requests or other temporary or emergency needs of CREF and the Funds. It is the intent of the Company, CREF and the Funds to use this facility as a supplemental liquidity facility, which would only be used after CREF and the Funds have exhausted the availability of the current $1.5 billion committed credit facility maintained with a group of banks.

TIAA Global Markets, Inc. Dissolution: Through December 16, 2013, the Company conducted investing through TIAA Global Markets, Inc. (“TGM”), a direct wholly-owned subsidiary of the Company established in 2002 for the purpose of issuing debt investments guaranteed by the Company and investing the proceeds in permissible investments in compliance with the investment guidelines approved by the TGM Board of Directors and by the Company. Other than its investment portfolio, TGM had no significant assets. TGM was dissolved on December 16, 2013, and TGM’s investment portfolio was transferred to the Company. TGM was in a deficit position at the time of dissolution due to unfavorable declines in the market value of its investment portfolio. The carrying value of the Company’s investment in TGM at the time of dissolution and at December 31, 2012, was negative $0.1 billion. Upon dissolution of TGM, the Company recognized a capital loss of $0.1 billion due to the un-winding of the TGM equity common stock and the extinguishment of the line of credit to TGM, which was in excess of the TGM investment portfolio balance transferred to the Company.

B-100	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

Separate Account Guarantees: The Company provides mortality and expense guarantees to VA-1, for which it is compensated. The Company guarantees that, at death, the total death benefit payable from the fixed and variable accounts will be at least a return of total premiums paid less any previous withdrawals. The Company also guarantees that expense charges to VA-1 participants will never rise above the maximum amount stipulated in the contract.

The Company provides mortality, expense and liquidity guarantees to REA and is compensated for these guarantees. The Company guarantees that once REA participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees that expense charges to REA participants will never rise above the maximum amount stipulated in the contract. The Company provides REA with a liquidity guarantee to ensure it has funds available to meet participant transfer or cash withdrawal requests. If REA cannot fund participant requests, TIAA’s general account will fund them by purchasing accumulation units. Under this agreement, TIAA guarantees that participants will be able to redeem their accumulation units at the accumulation unit value next determined after the transfer or withdrawal request is received in good order.

Under the Liquidity Guarantee agreement with the REA, on December 24, 2008, the TIAA general account purchased $156 million of accumulation units (measured based on the cost of such units) issued by REA. In 2009, the TIAA general account further purchased $1,059 million of accumulation units. The Company made no additional purchases in 2011 or 2012. During 2013, the Company redeemed the remaining accumulation units for $325 million. As of December 31, 2013 there were no outstanding liquidity units.

The Company provides mortality and expense guarantees to VA-3 and is compensated for these guarantees. The Company guarantees that once VA-3 participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees that expense charges to VA-3 participants will never rise above the maximum amount stipulated in the contract.

Leases: The Company occupies leased office space in many locations under various long-term leases. At December 31, 2013, the future minimum lease payments are estimated as follows (in millions):

Year	2014	2015	2016	2017	2018	Thereafter	Total
Amount	$37	$33	$30	$22	$21	$15	$158

Leased space expense is allocated among the Company and affiliated entities. Rental expense charged to the Company for the years ended December 31, 2013, 2012 and 2011 was approximately $37 million, $37 million and $34 million, respectively.

Other contingencies:

In the ordinary conduct of certain of its investment activities, the Company provides standard indemnities covering a variety of potential exposures. For instance, the Company provides indemnifications in connection with site access agreements relating to due diligence review for real estate acquisitions, and the Company provides indemnification to underwriters in connection with the issuance of securities by or on behalf of the Company or its subsidiaries. It is the Company management’s opinion that the fair value of such indemnifications are negligible and do not materially affect the Company’s financial position, results of operations or liquidity.

Other contingent liabilities arising from litigation and other matters over and above amounts already provided for in the financial statements or disclosed elsewhere in these notes are not considered material in relation to the Company’s financial position or the results of its operations.

The Company receives and responds to subpoenas or other inquiries from state regulators, including state insurance commissioners; state attorneys general and other state governmental authorities; Federal regulators, including the SEC; Federal governmental authorities; and the Financial Industry Regulatory Authority (“FINRA”) seeking a broad range of information. The Company cooperates in these inquiries.

Death Claim Notification and Unclaimed Property Practices. Throughout the U.S. insurance industry, there have been multiple state actions addressing insurer practices regarding death claim notification and escheatment of unclaimed property as they pertain to life insurance, annuities and retained asset accounts.

On June 6, 2013, the Company reached a Global Resolution Agreement resolving any potential claims arising out of a multistate unclaimed property exam conducted by Texas, California, Massachusetts and 26 other states. The Company was notified that the Agreement became effective July 12, 2013.

On June 24, 2013, the Company participated in a multi-state settlement with insurance regulators that will result in the implementation of new business practices related to the payment of life insurance benefits. The Agreement became effective July 9, 2013. Forty-seven states, the District of Columbia, Guam and Puerto Rico have signed on to the Agreement. The settlement included a $6.0 million examination payment made by the Company for the costs incurred by the departments associated with the examination.

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-101

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 23 – borrowed money

Effective March 2009, the Company was authorized to execute investment transactions under the Term Asset-Backed Securities Loan Facility (“TALF”) program. Under the TALF program, the Federal Reserve Bank of New York (“FRBNY”) would lend up to $200 billion on a non-recourse basis to holders of certain AAA-rated Asset Backed Securities (“ABS”) backed by newly and recently originated consumer and small business loans. The FRBNY lent an amount equal to the market value of the ABS less a haircut and were secured at all times by the ABS. Loan proceeds were disbursed to the borrower, contingent on receipt by the FRBNY custodian bank of the eligible collateral.

As of December 31, 2013, the Company had fully settled all such loans with the FRBNY.

Note 24 – subsequent events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through April 14, 2014, the date the financial statements were available to be issued.

On April 1, 2014, the Company and Henderson Global Investors (“Henderson”), one of Europe’s largest investment managers, launched a new global real estate investment management company, TIAA Henderson Real Estate, Ltd (“THRE”). THRE will offer clients expanded investment opportunities in the global real estate market and as of April 1, 2014 manages $22.6 billion of real estate and real estate related assets.

The Company will hold a 60% interest and Henderson a 40% interest in THRE. In a related transaction, the Company will acquire Henderson’s North American real estate business which manages $2.6 billion of real estate assets and real estate related assets.

On April 14, 2014, the Company announced that it had entered into an agreement with Windy City Investments Inc., an entity managed and controlled by Madison Dearborn Partners LLC to acquire Nuveen Investments Inc. (“Nuveen”). The closing of this acquisition is subject to certain customary closing conditions including regulatory approvals and client consents and, if consummated, the Company will indirectly acquire all of the common stock of Nuveen. Nuveen and its affiliates provide investment management and related services to retail and institutional investors, and at December 31, 2013, had approximately $220.5 billion of assets under management. The pending acquisition of Nuveen and its affiliates supports the Company’s strategy of further diversifying and enhancing the breadth of its asset management platform and is expected to expand the products and services available to the Company’s customers.

The acquisition is expected to be completed and formally close before the end of 2014, and the aggregate purchase price, including the assumption of certain aspects of Nuveen’s outstanding debt, will be approximately $6.25 billion. In accordance with statutory accounting principles, the transaction is expected to be recorded as an admitted asset on the Statement of Admitted Assets, Liabilities and Capital and Contingency Reserves upon the closing of the acquisition.

Note 25 – securities with a recognized other-than-temporary impairment

The following table represents loan-backed and structured securities with an other-than-temporary impairment recognized in 2013 and is currently held by the Company at December 31, 2013 where the present value of cash flows expected to be collected is less than the amortized cost (in whole dollars).

CUSIP	Book/Adj. Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Date of Financial Statement Where Reported
126378AG3	$6,895,836	$6,701,467		$(194,369)	$6,701,467	$7,635,787	12/31/2013
126378AH1	7,609,285	7,398,072		(211,213)	7,398,072	8,367,009	12/31/2013
17307GVK1	10,080,967	9,917,353		(163,614)	9,917,353	9,859,510	12/31/2013
21075WCJ2	448,251	421,270		(26,981)	421,270	485,842	12/31/2013
294751BQ4	1,027,544	1,022,810		(4,734)	1,022,810	828,063	12/31/2013
294751BY7	1,936,860	1,710,611		(226,249)	1,710,611	1,777,063	12/31/2013
61752JAF7	6,998,007	6,809,616		(188,391)	6,809,616	7,216,646	12/31/2013
76110WVT0	287,281	209,552		(77,729)	209,552	168,112	12/31/2013
059497AB3	1,390,549	727,166		(663,383)	727,166	1,525,000	12/31/2013
059497AC1	958,372	891,776		(66,596)	891,776	850,000	12/31/2013
059497BB2	9,402,770	7,700,629		(1,702,141)	7,700,629	6,966,671	12/31/2013
059497BC0	1,418,734	1,379,445		(39,289)	1,379,445	3,312,500	12/31/2013
05950XAJ5	19,671,179	18,913,642		(757,537)	18,913,642	17,299,590	12/31/2013
059511AK1	984,472	—	*	(984,472)	—	2,309,992	12/31/2013
07387MAN9	2,980,205	2,291,073		(689,131)	2,291,073	2,186,376	12/31/2013
20173MAL4	4,146,557	3,460,451		(686,107)	3,460,451	3,770,349	12/31/2013

B-102	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

CUSIP	Book/Adj. Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Date of Financial Statement Where Reported
22540A6P8	$2,366,579	$2,353,514		$(13,064)	$2,353,514	$1,471,050	12/31/2013
22545DAH0	20,546,353	20,265,314		(281,039)	20,265,314	16,952,048	12/31/2013
36159XAJ9	14,086,172	11,747,488		(2,338,684)	11,747,488	12,127,562	12/31/2013
361849R53	1,685,091	1,162,578		(522,513)	1,162,578	3,068,264	12/31/2013
362332AM0	193,852	—	*	(193,852)	—	1,700,000	12/31/2013
42332QAL7	3,107,768	2,994,954		(112,815)	2,994,954	2,598,280	12/31/2013
46625MKP3	8,822,765	8,698,018		(124,747)	8,698,018	5,892,739	12/31/2013
46625MZG7	3,770,134	2,558,663		(1,211,471)	2,558,663	5,176,500	12/31/2013
46628FAQ4	9,267,853	9,064,551		(203,303)	9,064,551	7,072,073	12/31/2013
46628FAR2	1,130,426	479,041		(651,385)	479,041	2,197,129	12/31/2013
46630JAQ2	7,682,041	2,266,986		(5,415,055)	2,266,986	7,500,000	12/31/2013
46630VAL6	9,167,737	8,166,173		(1,001,564)	8,166,173	7,664,071	12/31/2013
52108HF82	5,521,562	5,271,816		(249,746)	5,271,816	5,937,171	12/31/2013
59023BAK0	9,940,585	2,645,555		(7,295,030)	2,645,555	8,211,680	12/31/2013
617451CA5	13,956	4,632		(9,324)	4,632	3,624,710	12/31/2013
61745M2Q5	10,009,376	9,295,421		(713,955)	9,295,421	6,024,893	12/31/2013
61754JAM0	4,906,538	3,789,184		(1,117,354)	3,789,184	3,758,341	12/31/2013
92976BBU5	9,959,593	9,767,501		(192,092)	9,767,501	9,270,723	12/31/2013
36157LC*7	356,527	—	[1]	(177,202)	179,325	179,325	12/31/2013
12566RAG6	21,694,258	21,499,044		(195,214)	21,499,044	23,373,779	12/31/2013
57643MMH4	9,476,520	9,434,787		(41,733)	9,434,787	9,956,630	12/31/2013
32051GFL4	10,964,189	10,886,087		(78,102)	10,886,087	12,076,605	12/31/2013
94983PAA6	41,068	30,826		(10,243)	30,826	49,645	12/31/2013
03762AAB5	7,292,162	4,595,260		(2,696,902)	4,595,260	5,052,000	9/30/2013
059497AB3	1,905,154	1,809,862		(95,292)	1,809,862	1,487,500	9/30/2013
059497BB2	10,007,266	9,445,816		(561,450)	9,445,816	7,495,280	9/30/2013
059497BC0	2,686,596	1,681,250		(1,005,346)	1,681,250	4,276,340	9/30/2013
05950EAP3	531,578	154,147		(377,431)	154,147	1,575,000	9/30/2013
05952AAQ7	2,441,981	2,434,292		(7,690)	2,434,292	2,507,733	9/30/2013
07387BEN9	158,508	—	[1]	(4,171)	154,336	154,336	9/30/2013
07387BEP4	173,588	—	[1]	(5,786)	167,801	167,801	9/30/2013
126378AG3	8,162,830	7,119,457		(1,043,373)	7,119,457	8,277,516	9/30/2013
126378AH1	9,031,401	7,854,961		(1,176,440)	7,854,961	9,068,011	9/30/2013
12667FYZ2	1,798,322	208,811		(1,589,510)	208,811	1,015,233	9/30/2013
17307GVK1	10,132,034	10,047,465		(84,570)	10,047,465	9,920,233	9/30/2013
17310MAL4	334,427	327,427		(7,001)	327,427	2,170,419	9/30/2013
20173MAL4	4,919,541	4,158,253		(761,288)	4,158,253	3,516,265	9/30/2013
20173QAH4	26,457,668	26,269,505		(188,163)	26,269,505	25,238,820	9/30/2013
21075WBA2	992,016	723,237		(268,779)	723,237	1,297,213	9/30/2013
21075WCJ2	530,531	467,558		(62,973)	467,558	496,745	9/30/2013
22541Q4M1	5,510,861	5,033,221		(477,639)	5,033,221	3,751,966	9/30/2013
22545DAH0	20,683,735	20,576,851		(106,885)	20,576,851	16,214,242	9/30/2013
226081AC1	4,300,834	—	[1]	(2,664,910)	1,635,925	1,635,925	9/30/2013
22608SAD0	2,925,719	2,907,145		(18,573)	2,907,145	1,898,817	9/30/2013
294751BQ4	1,090,443	1,033,415		(57,028)	1,033,415	576,113	9/30/2013
36159XAJ9	14,621,280	14,401,400		(219,880)	14,401,400	12,426,693	9/30/2013
361849R53	2,024,698	1,745,693		(279,005)	1,745,693	3,002,829	9/30/2013
36228CWB5	17,336,987	13,291,015		(4,045,972)	13,291,015	18,532,306	9/30/2013
3622ECAH9	3,205,279	2,610,402		(594,877)	2,610,402	2,554,992	9/30/2013
362332AM0	218,606	193,852		(24,754)	193,852	1,700,000	9/30/2013
362375AD9	10,030,288	9,555,845		(474,443)	9,555,845	8,703,172	9/30/2013
36828QSC1	14,618,001	7,606,769		(7,011,233)	7,606,769	8,091,816	9/30/2013
46625MKP3	9,986,000	8,822,765		(1,163,235)	8,822,765	5,792,879	9/30/2013
46628FAR2	3,663,459	1,130,426		(2,533,033)	1,130,426	2,711,065	9/30/2013
46630JAQ2	9,807,609	8,483,865		(1,323,744)	8,483,865	11,844,366	9/30/2013
46630VAL6	9,225,352	9,180,917		(44,435)	9,180,917	7,219,240	9/30/2013

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-103

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

CUSIP	Book/Adj. Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Date of Financial Statement Where Reported
46631BAK1	$19,938,617	$17,045,219		$(2,893,397)	$17,045,219	$18,865,848	9/30/2013
525221DF1	18,285,924	17,906,830		(379,094)	17,906,830	18,327,797	9/30/2013
55312TAG8	11,097,119	10,742,150		(354,969)	10,742,150	12,652,642	9/30/2013
55312TAH6	307,935	—	*	(307,935)	—	2,800,000	9/30/2013
576434JM7	2,661,673	1,702,351		(959,322)	1,702,351	2,443,186	9/30/2013
59022HFF4	5,000,000	2,597,923		(2,402,077)	2,597,923	2,236,615	9/30/2013
59022KAH8	8,568,784	7,216,192		(1,352,591)	7,216,192	9,007,582	9/30/2013
59023BAK0	12,550,693	9,993,350		(2,557,343)	9,993,350	8,409,056	9/30/2013
617451CA5	276,688	82,625		(194,063)	82,625	3,271,876	9/30/2013
61745MTQ6	3,610,964	3,575,474		(35,490)	3,575,474	4,657,758	9/30/2013
61752JAF7	7,356,381	7,136,365		(220,015)	7,136,365	7,396,918	9/30/2013
61754KAH8	16,820,518	16,195,314		(625,204)	16,195,314	22,443,837	9/30/2013
75971EAF3	312,658	300,241		(12,417)	300,241	294,309	9/30/2013
759950GW2	8,897,738	8,467,127		(430,611)	8,467,127	7,848,852	9/30/2013
87222PAE3	14,673,599	13,892,146		(781,453)	13,892,146	18,451,470	9/30/2013
87246AAP3	2,523,033	2,142,851		(380,182)	2,142,851	7,564,132	9/30/2013
92978QAJ6	18,162,970	18,146,642		(16,327)	18,146,642	23,987,794	9/30/2013
03762AAB5	8,338,722	7,367,731		(970,991)	7,367,731	4,440,000	6/30/2013
03762AAD1	649,840	—	*	(649,840)	—	959,100	6/30/2013
03762CAE5	5,257,773	4,270,842		(986,931)	4,270,842	6,126,000	6/30/2013
059497AB3	4,279,850	1,905,154		(2,374,696)	1,905,154	1,650,000	6/30/2013
059497BC0	10,009,383	2,686,596		(7,322,787)	2,686,596	4,332,633	6/30/2013
05950XAJ5	19,735,899	19,695,690		(40,209)	19,695,690	18,424,000	6/30/2013
20173MAL4	4,978,716	4,921,120		(57,596)	4,921,120	3,239,000	6/30/2013
20173MAN0	1,929,292	1,703,760		(225,532)	1,703,760	5,600,000	6/30/2013
20173QAH4	27,134,235	26,432,590		(701,645)	26,432,590	24,228,000	6/30/2013
22540A6P8	3,310,697	2,619,255		(691,442)	2,619,255	1,471,050	6/30/2013
22541SWQ7	3,736,312	3,515,726		(220,586)	3,515,726	3,733,100	6/30/2013
22608SAD0	2,968,143	2,909,408		(58,735)	2,909,408	1,883,271	6/30/2013
361849R53	5,382,446	2,022,769		(3,359,677)	2,022,769	2,500,937	6/30/2013
361849R61	4,540	—	*	(4,540)	—	1,848,200	6/30/2013
36228CWB5	21,540,995	17,525,110		(4,015,885)	17,525,110	17,359,958	6/30/2013
36228CYQ0	13,216,618	12,258,524		(958,094)	12,258,524	11,671,107	6/30/2013
362332AM0	516,003	358,834		(157,169)	358,834	1,390,000	6/30/2013
46625MKS7	228,900	—	*	(228,900)	—	8,719	6/30/2013
46625MZG7	4,230,360	3,887,880		(342,480)	3,887,880	5,916,000	6/30/2013
46625YNV1	16,936,966	11,021,702		(5,915,264)	11,021,702	6,393,263	6/30/2013
46628FAR2	3,914,589	3,673,848		(240,741)	3,673,848	3,068,898	6/30/2013
46629PAG3	321,419	—	*	(321,419)	—	1,094,800	6/30/2013
46630JAQ2	10,982,023	9,807,609		(1,174,414)	9,807,609	15,206,157	6/30/2013
59022KAH8	11,864,981	8,618,401		(3,246,580)	8,618,401	8,518,284	6/30/2013
59023BAK0	14,467,633	12,564,485		(1,903,148)	12,564,485	9,213,032	6/30/2013
60687UAM9	36,502	15,336		(21,166)	15,336	1,754,460	6/30/2013
617451FS3	6,638,233	6,611,634		(26,599)	6,611,634	4,269,158	6/30/2013
87246AAP3	5,899,533	2,796,314		(3,103,219)	2,796,314	7,303,544	6/30/2013
92978QAJ6	35,430	30,603		(4,827)	30,603	92,500	6/30/2013
21075WBA2	1,064,570	1,011,868		(52,702)	1,011,868	1,188,955	6/30/2013
02660TFM0	8,245,679	8,095,622		(150,057)	8,095,622	8,166,000	6/30/2013
525221CM7	20,970,912	20,280,723		(690,189)	20,280,723	15,758,109	6/30/2013
3622ECAH9	3,411,431	3,253,149		(158,282)	3,253,149	2,879,721	6/30/2013
21075WCJ2	575,285	546,957		(28,328)	546,957	503,783	6/30/2013
05948KB65	7,771,739	7,635,508		(136,231)	7,635,508	8,420,052	6/30/2013
12669D5V6	2,393,410	2,387,914		(5,496)	2,387,914	1,706,940	6/30/2013
16162WNB1	18,363,093	18,210,499		(152,594)	18,210,499	20,045,056	6/30/2013
36185NA91	573,046	510,381		(62,665)	510,381	540,860	6/30/2013
36185NE63	736,902	675,430		(61,472)	675,430	683,579	6/30/2013

B-104	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

CUSIP	Book/Adj. Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Date of Financial Statement Where Reported
36185NW55	$950,984	$848,445		$(102,539)	$848,445	$955,732	6/30/2013
576434JM7	2,841,082	2,796,722		(44,360)	2,796,722	2,510,884	6/30/2013
7609856L0	2,417,982	2,132,069		(285,913)	2,132,069	1,676,888	6/30/2013
07387BEK5	2,463,835	—	[1]	(1,483,450)	980,385	980,385	6/30/2013
07387BEN9	171,227	—	[1]	(12,719)	158,508	158,508	6/30/2013
07387BEP4	248,202	—	[1]	(74,614)	173,588	173,588	6/30/2013
226081AC1	4,226,864	—	[1]	(207,393)	4,019,471	4,019,471	6/30/2013
52108RBZ4	9,287,200	—	[1]	(69,410)	9,217,790	9,217,790	6/30/2013
92976VAP3	7,078,572	—	[1]	(326,208)	6,752,364	6,752,364	6/30/2013
576434JM7	3,183,523	2,998,686		(184,837)	2,998,686	2,868,540	3/31/2013
36185NW55	1,024,734	1,002,456		(22,278)	1,002,456	924,795	3/31/2013
12669GCP4	37,429,141	36,760,621		(668,520)	36,760,621	39,159,515	3/31/2013
76110HJ91	12,198,658	12,137,478		(61,180)	12,137,478	11,610,349	3/31/2013
32051GUQ6	20,577,578	20,568,937		(8,641)	20,568,937	21,240,119	3/31/2013
32051G2J3	23,069,095	22,995,519		(73,576)	22,995,519	24,492,987	3/31/2013
46628YBP4	12,605,005	12,496,749		(108,256)	12,496,749	13,358,910	3/31/2013
94984JAE1	43,585,337	43,451,715		(133,622)	43,451,715	45,324,094	3/31/2013
05950RAK5	25,561,655	25,554,521		(7,134)	25,554,521	26,395,439	3/31/2013
32052RAM2	12,666,734	12,639,580		(27,155)	12,639,580	13,365,785	3/31/2013
3622MPBE7	44,605,589	44,150,555		(455,034)	44,150,555	45,352,600	3/31/2013
12544LAK7	22,479,811	22,467,786		(12,024)	22,467,786	24,145,795	3/31/2013
36185MEG3	12,563,787	12,550,881		(12,906)	12,550,881	13,187,414	3/31/2013
126694RG5	9,464,338	9,087,515		(376,823)	9,087,515	10,081,814	3/31/2013
31393YY41	14,248,702	12,352,398		(1,896,303)	12,352,398	8,400,703	3/31/2013
94984HAC9	7,529,824	6,825,422		(704,402)	6,825,422	7,509,767	3/31/2013
21075WBA2	1,219,613	1,094,237		(125,376)	1,094,237	1,408,176	3/31/2013
02660TFM0	8,432,734	8,265,872		(166,862)	8,265,872	7,678,830	3/31/2013
362375AD9	10,855,234	10,699,057		(156,178)	10,699,057	10,322,495	3/31/2013
3622ECAH9	3,485,363	3,458,080		(27,283)	3,458,080	3,148,250	3/31/2013
21075WCJ2	588,765	582,860		(5,905)	582,860	517,380	3/31/2013
74438WAL0	3,332,570	3,221,758		(110,812)	3,221,758	3,178,621	3/31/2013
74438WAM8	1,128,540	—*		(1,128,540)	—	489,866	3/31/2013
46625MKS7	374,704	274,841		(99,863)	274,841	388,193	3/31/2013
22608SAD0	2,974,732	2,886,946		(87,786)	2,886,946	1,859,391	3/31/2013
22540A6P8	4,203,000	3,310,697		(892,303)	3,310,697	2,521,800	3/31/2013
22541SWQ7	7,000,000	3,736,312		(3,263,688)	3,736,312	3,187,144	3/31/2013
61745MX40	327,954	—*		(327,954)	—	1,876,540	3/31/2013
36828QLB0	3,486,452	3,003,093		(483,359)	3,003,093	3,037,534	3/31/2013
225458DT2	2,445,219	2,385,174		(60,045)	2,385,174	1,017,302	3/31/2013
36228CWB5	22,058,493	21,677,018		(381,475)	21,677,018	17,624,712	3/31/2013
36170UCQ2	32,377,133	30,951,060		(1,426,073)	30,951,060	18,437,500	3/31/2013
07387BAT0	3,811,004	3,588,951		(222,053)	3,588,951	2,036,705	3/31/2013
92976BBU5	10,118,627	10,051,716		(66,911)	10,051,716	7,629,795	3/31/2013
05947U4P0	2,743,340	2,618,721		(124,620)	2,618,721	2,083,373	3/31/2013
361849R61	218,575	4,540		(214,035)	4,540	1,866,496	3/31/2013
36228CYQ0	13,857,246	13,833,600		(23,647)	13,833,600	9,397,198	3/31/2013
46628FAR2	4,737,810	3,926,762		(811,048)	3,926,762	2,863,727	3/31/2013
059500AG3	16,739,244	16,493,763		(245,482)	16,493,763	16,629,875	3/31/2013
05950WAP3	3,427,212	3,272,309		(154,903)	3,272,309	4,668,899	3/31/2013
61751NAN2	1,633,127	1,529,638		(103,489)	1,529,638	2,464,983	3/31/2013
059497AB3	6,956,803	4,425,984		(2,530,819)	4,425,984	2,283,573	3/31/2013
03762CAE5	5,710,584	5,503,164		(207,420)	5,503,164	6,100,000	3/31/2013
36159XAJ9	14,972,731	14,480,570		(492,161)	14,480,570	11,927,926	3/31/2013
61754KAH8	19,817,680	17,360,507		(2,457,173)	17,360,507	17,537,137	3/31/2013
059511AK1	1,437,174	1,057,464		(379,710)	1,057,464	1,367,634	3/31/2013
46630VAP7	206,924	136,752		(70,172)	136,752	600,000	3/31/2013

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-105

Notes to statutory–basis financial statements Teachers Insurance and Annuity Association of America	concluded

CUSIP	Book/Adj. Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Impairment Date	Date of Financial Statement Where Reported
46630VAL6	$9,319,682	$9,250,087		$(69,595)	$9,250,087	$6,851,698	3/31/2013
07388YAW2	4,077,562	166,319		(3,911,243)	166,319	1,596,701	3/31/2013
46631BAK1	20,346,714	20,013,853		(332,862)	20,013,853	17,281,096	3/31/2013
59023BAK0	14,890,639	14,459,298		(431,341)	14,459,298	8,662,218	3/31/2013
05952AAQ7	2,607,686	2,421,076		(186,611)	2,421,076	1,433,028	3/31/2013
46629PAG3	399,052	355,049		(44,003)	355,049	2,081,937	3/31/2013
226081AC1	4,154,166	—	[1]	(203,826)	3,950,340	3,950,340	3/31/2013
07387BEP4	282,971	—	[1]	(34,768)	248,202	248,202	3/31/2013
07387BEN9	600,049	—	[1]	(428,822)	171,227	171,227	3/31/2013
92976VAP3	7,197,643	—	[1]	(119,072)	7,078,572	7,078,572	3/31/2013
92977RAJ5	3,159,042	—	[1]	(137,052)	3,021,990	3,021,990	3/31/2013
Total				$(144,638,490)

[1]	Impairments based on Fair Value
*	Securities identified as having a net present value of $0

B-106	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

730 Third Avenue New York, NY 10017-3206

A11267 (5/14)

Part C — OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial statements

Part A: None

Part B: Includes all required financial statements of TIAA Separate Account VA-3 and Teachers Insurance and Annuity Association of America

(b)	Exhibits:

(1)(a)	Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed September 29, 2006.)

(b)	Amended Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

(c)	Amended Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(2)	None

(3)	Form of Distribution Agreement

(4)	(A)	RA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(A.1)	Amended and Restated RA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(B)	SRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(B.1)	Amended and Restated SRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(C)	GRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(C.1)	Amended and Restated GRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(D)	GSRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(D.1)	Amended and Restated GSRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(E)	GA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(E.1)	Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(E.2)	Endorsement to Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(E.3)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(F)	RC Annuity Wrap Endorsement and Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(G)	RCP Annuity Wrap Endorsement and Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(H)	Minimum Distribution Annuity Contract Endorsement – Cashable (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

(I)	Minimum Distribution Annuity Contract Endorsement – Non-Cashable (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed
April 23, 2009.)

	(J)	Separate Account One-Life Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

	(K)	Separate Account Two-Life Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

	(L)	Separate Account Fixed-Period Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

	(M)	Endorsement to TIAA Deferred Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

	(N)	Endorsement to TIAA Group Deferred Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(O)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on
Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

	(P)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

	(Q)	Endorsement to TIAA Immediate Annuity Contract Applicable to Minimum Distribution Annuity and Installment Refund Contracts (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

	(R)	Endorsement to TIAA Immediate Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

	(S)	Endorsement to TIAA Deferred Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

	(T)	Endorsement to TIAA Deferred Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

	(U)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

	(V)	Endorsements to TIAA Deferred Annuity Contract – Minimum Distribution Annuity Election*

(5)		Form of Application (Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed May 1, 2007.)

(6)	(A)	Restated Charter of Teachers Insurance and Annuity Association of America (as amended) (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4,
Registration No. 333-134820 Filed April 23, 2010.)

(B)	Bylaws of Teachers Insurance and Annuity Association of America (as amended) (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4,
Registration No. 333-134820 Filed April 23, 2010.)

(7)		None

(8)	(A)	Form of Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4,
Registration No. 333-134820 Filed December 22, 2006.)

(B)	Form of Participation Agreement among Legg Mason Investor Services, LLC, Western Asset Management Company, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

(C)	Form of Participation Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

(D)	Form of Participation Agreement between Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

(E)	Form of Amendment to Participation Agreements re: Rule 22c-2 (Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed May 1, 2007.)

(F)	Form of Amendment to Participation Agreements re: Rule 22c-2 (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

(G)	Form of Amendment to Participation Agreements (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

(H)	Form of Investment Accounting Agreement by and between State Street Bank and Trust Company and Teachers Insurance and Annuity Association of America and TIAA-CREF Life Insurance Company on behalf of the separate account. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

(I)	Form of Domestic Custody Agreement by and between JPMorgan Chase Bank, N.A. and Teachers Insurance and Annuity Association of America on behalf of the separate account. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

(J)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, and Teachers Personal Investors Services, Inc. re: Rule 22c-2. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

(K)	Third Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(L)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(M)	Participation Agreement among Teachers Insurance and Annuity Association of America, DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP and DFA Securities LLC (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(N)	Participation Agreement by and between Teachers Insurance and Annuity Association of America and Dodge & Cox Funds (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on
Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

	(O)	Defined Contribution Clearance & Settlement Agreement by and between The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

	(P)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

	(Q)	First Amendment to the Defined Contribution Clearance & Settlement Agreement between The Vanguard Group, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

	(R)	Amendment to Participation Agreement by and among Teachers Insurance and Annuity Association of America, Legg Mason Investor Services, LLC, and Western Asset Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

	(S)	Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

	(T)	Amendment to Fund Participation and Service Agreement among Teachers Insurance and Annuity Association of America, DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP and DFA Securities LLC (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

	(U)	Amendment to Fund Participation and Service Agreement by and between Teachers Insurance and Annuity Association of America and Dodge & Cox Funds (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

	(V)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Funds, Teachers Advisors, Inc. and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

	(W)	Third Amendment to Participation Agreement by and among Teachers Insurance and Annuity Association of America, Legg Mason Investor Services, LLC, and Western Asset Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

	(X)	Fifth Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

	(Y)	Amendment to Fund Participation and Service Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

	(Z)	Amendment to the Agreement by and among The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America, and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(9)	Opinion and consent of Jon Feigelson, Esquire*

(10)

	(A)	Consent of Sutherland Asbill & Brennan LLP*

	(B)	Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm*

(11)

None

(12)

None

(13)	Powers of Attorney*

*	Filed herewith

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices with Insurance Company
Ronald L. Thompson	Trustee and Chairman
Former Chairman and Chief Executive Officer of Midwest Stamping and Manufacturing Company

Jeffrey R. Brown	Trustee
William G. Karnes Professor of Finance and Director of the Center for Business and Public Policy
University of Illinois at Urbana-Champaign

Robert C. Clark	Trustee
Distinguished Service Professor and Austin Wakeman Scott
Professor of Law
Harvard Law School
Harvard University

Lisa W. Hess	Trustee
President and Managing Partner
Sky Top Capital

Edward M. Hundert, M.D.	Trustee
Senior Lecturer in Medical Ethics
Harvard Medical School
Harvard University

Lawrence H. Linden	Trustee
Founding Trustee, Linden Trust for Conservation

Maureen O’ Hara	Trustee
R.W. Purcell Professor of Finance
Johnson Graduate School of Management
Cornell University

Donald K. Peterson	Trustee
Former Chairman and Chief Executive Officer of
Avaya Inc.

Sidney A. Ribeau	Trustee
Professor of Communications, Howard University

Dorothy K. Robinson	Trustee
Vice President and General Counsel
Yale University

David L. Shedlarz	Trustee
Former Vice Chairman of Pfizer Inc.

Name and Principal Business Address*	Positions and Offices with Insurance Company
Marta Tienda Maurice P. During ‘22 Professor in Demographic Studies Woodrow Wilson School Princeton University	Trustee

Roger W. Ferguson, Jr. TIAA	President and Chief Executive Officer and Trustee

Kathie Andrade	Executive Vice President
TIAA

Brandon Becker TIAA	Executive Vice President and Chief Legal Officer

Annabelle Bexiga	Executive Vice President
TIAA

Richard S. Biegen TIAA	Chief Compliance Officer of the Separate Account

Brian Bohaty TIAA	Executive Vice President

Douglas Chittenden TIAA	Executive Vice President

Sue A. Collins	Senior Vice President and
TIAA	Chief Actuary

Carol Deckbar TIAA	Executive Vice President

Stephen B.Gruppo TIAA	Executive Vice President

Jorge Gutierrez TIAA	Vice President and Treasurer

Teresa Hassara TIAA	Executive Vice President

Robert G. Leary TIAA	Executive Vice President

Ronald R. Pressman TIAA	Executive Vice President and Chief Operating Officer

Phillip Rollock TIAA	Senior Managing Director, Corporate Secretary

Otha Spriggs TIAA	Executive Vice President

Edward D. Van Dolsen TIAA	Executive Vice President

Name and Principal Business Address*	Positions and Offices with Insurance Company
Constance K. Weaver TIAA	Executive Vice President

Virginia M. Wilson TIAA	Executive Vice President and Chief Financial Officer

*	The principal business address for each individual is:

TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant

The following chart indicates subsidiaries of Teachers Insurance and Annuity Association of America. These subsidiaries are included in the consolidated financial statements of Teachers Insurance and Annuity Association of America.

All Teachers Insurance and Annuity Association of America subsidiary companies are Delaware corporations, except as indicated.

(1)	TIAA Board of Overseers is a New York not-for-profit corporation established to further education and other non-profit purposes by holding the stock of TIAA. TIAA’s capital stock, constituting all of its authorized shares of stock, was originally issued to the Carnegie Corporation of New York. The shares were transferred to Trustees of T.I.A.A. Stock, renamed TIAA Board of Overseers, after the enactment of the Laws of 1937, Chapter 880, New York State Law, approved by the Governor on June 3, 1937.

(2)	Teachers Insurance and Annuity Association of America (“TIAA”) is a New York domiciled life insurance company that issues guaranteed and variable annuities and life insurance for nonprofit and government institutions and their employees. TIAA employs all TIAA entities staff except for GreenWood Resources, Inc., Kaspick & Company, LLC, TIAA-CREF Asset Management UK Limited, TIAA-CREF Luxembourg S.a.r.l. and Westchester Group Investment Management, Inc. The TIAA Board of Overseers elects TIAA’s trustees.

•	TIAA Separate Account VA-1 (“VA-1”) is a separate account registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company that offers individual, variable, after-tax annuities. VA-1 has only one investment portfolio, the Stock Index Account.

•	TIAA Real Estate Account VA-2 (“VA-2”) is a separate account of TIAA that allows TIAA to offer a variable investment option based on real estate investments for TIAA’s pension annuities.

•	TIAA Separate Account VA-3 (“VA-3”) is registered with the SEC as an investment company under the Investment Company Act of 1940 and operates as a unit investment trust. VA-3 is designed to fund individual and group variable contracts in retirement plans.

•	TIAA Stable Value Separate Account – 1 (SVSA-1) created to support the obligations of TIAA under a group annuity contract offered to TIAA’s pension customers.

(3)	College Retirement Equities Fund is a New York not-for-profit corporation and an SEC registered investment company that issues variable annuity contracts for employees of nonprofit and government institutions. Art. II, Sec. 1 of CREF’s Constitution limits eligibility of the members of CREF to those persons who are members of TIAA Board of Overseers. The trustees of CREF are elected by CREF policyholders.

(4)	TIAA-CREF Redwood, LLC was established for the purpose of owning the membership interests in Kaspick & Company, LLC and Covariance Capital Management, Inc.

(5)	Kaspick & Company, LLC a registered investment adviser providing investment advice and gift administration services to charitable organizations and other non-profit institutions through investment management and gift administration agreements with charitable organizations, which act as trustees for donors (and their beneficiaries) participating in their planned giving programs.

(6)	TCT Holdings, Inc. is organized for the purpose of holding the stock of TIAA-CREF Trust Company, FSB, a federal savings bank.

(7)	TIAA-CREF Trust Company, FSB is a federally chartered savings bank that provides individual and institutional asset management and investment advice and retail banking and lending products for its customers.

(8)	TIAA-CREF Asset Management LLC, formerly, TIAA-CREF Asset Management, Inc. and TIAA-CREF Enterprises, Inc. is organized for the purpose of holding (i) the stock of Teachers Advisors, Inc., Teachers Personal Investors Services, Inc. and TIAA-CREF Tuition Financing, Inc. and (ii) membership interests of GTR Special Member Holdco LLC, TIAA-CREF Alternative Holdings, LLC and TIAA-CREF Investment Management LLC..

(9)	TCAM Core Property Fund GP LLC was established to act as the general partner of TIAA-CREF Asset Management Core Property Fund, LP, an open-end private investment fund which owns an interest in TCAM Core Property Fund REIT LLC (“REIT”). The REIT owns the membership interests in TCAM Core Property Fund Operating GP LLC (“GP”). GP was organized to act as the general partner of TCAM Core Property Fund Operating LP, which is an unregistered fund organized as a vehicle for direct real estate investment by TCAM customers.

(10)	Teachers Advisors, Inc. is a registered investment advisor organized for the purpose of providing investment advice and management services to the TIAA Separate Account VA-1, the TIAA-CREF Funds, the TIAA-CREF Life Funds, and other affiliates. It provides investment adviser services for set contractual fees, with the intent of making a profit.

(11)	Teachers Personal Investors Services, Inc. is a registered broker-dealer which distributes registered and unregistered investment products for its affiliated entities.

(12)	TIAA-CREF Tuition Financing, Inc. (“TFI”) provides program management services on behalf of state entities to qualified tuition programs (“529 Plans”) formed under Section 529 of the Internal Revenue Code (“IRC”). Under Section 529 of the IRC, only states and educational institutions may establish and maintain 529 Plans. As such, accounts purchased in the 529 Plan are products of the state offering the 529 Plan and are not products of TFI. TFI, with permission from the states, subcontracts with other entities to perform certain of its program management services.

(13)	TIAA-CREF Investment Management, LLC is a registered investment advisor, which provides investment management services for College Retirement Equities Fund.

(14)	TIAA-CREF Individual & Institutional Services, LLC (“Services”) is a registered broker-dealer and investment advisor, which provides distribution and related services for College Retirement Equities Fund, TIAA Real Estate Account and TIAA Separate Account VA-3, distribution services for the TIAA-CREF Funds, the TIAA-CREF Life Funds, TIAA-CREF Life Insurance Company’s fixed and variable annuity and variable life products and TCAM Funds, and third party funds within retirement and savings plans and administrative services to tuition savings products. Services also introduces self-directed brokerage accounts cleared through Pershing, LLC.

(15)	TIAA-CREF Life Insurance Company is a New York domiciled life insurance company that issues guaranteed and variable annuities, funding agreements, and life insurance, including variable life insurance, to the general public. TIAA-CREF Life Insurance Company holds the sole member interest in TIAA-CREF Insurance Agency, LLC.

•	TIAA-CREF Life Separate Account VA-1 is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 and qualifies as a separate account within the meaning of the federal securities laws. TC Life VA-1 offers variable investment options for its after-tax annuities. The Separate Account is divided into Investment Accounts, each of which invests in shares of one portfolio of affiliated and third-party mutual funds;

•	TIAA-CREF Life Separate Account VLI-1 is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 and qualifies as a separate account within the meaning of the federal securities laws. TC Life VLI-1 is used to provide values and benefits for life insurance policies. The Separate Account is divided into Investment Accounts, each of which invests in shares of one portfolio of affiliated and third-party mutual funds.

•	TIAA-CREF Life Separate Account VLI-2 is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 and qualifies as a separate account within the meaning of the federal securities laws. TC Life VLI-2 is used to provide values and benefits for life insurance policies. The Separate Account is divided into Investment Accounts, each of which invests in shares of one portfolio of affiliated and third-party mutual funds.

•	TIAA-CREF Life Separate Account (MVA-1) is a non-unitized separate account that will support a flexible premium deferred fixed annuity contract subject to withdrawal charges and a market value adjustment feature (“MVA Contract”). Since the MVA Contract is viewed as a security under the Securities Act of 1933, TC Life has filed a Registration Statement Form S-1 for TC Life MVA-1 with the SEC.

•	TIAA-CREF Life Stable Value Separate Account 1, TIAA-CREF Life Stable Value Separate Account 2, and TIAA-CREF Life Stable value Separate Account 3 are each an insulated, non-unitized separate account. The Separate Account will support one or more book value separate account agreements, group annuity contracts, guaranteed investment contracts or similar contracts (each a “Contract”). The Contract is intended to be issued in connection with pooled investment funds, stable value funds, retirement and other employee welfare, pension or college savings plans with a stable value investment option, and Qualified Trusts.

(16)	TIAA-CREF Insurance Agency, LLC is a licensed life insurance agent offering insurance services and products.

(17)	Investment Subsidiaries:

•	The following corporations, trusts, and limited liability companies (“LLCs”) were organized by TIAA to hold real estate, mortgage, and securities investments for the General Account. Some may no longer hold any assets. All issued and outstanding stock of the corporations, trusts, and memberships in the LLCs are owned, directly or indirectly, by TIAA. Unless otherwise indicated, these are Delaware entities

General Account Entities:

485 Properties, LLC

730 Texas Timberlands II, Ltd., a Texas limited partnership

730 Texas Timberlands, Ltd.., a Texas limited partnership

8 Spruce Street GA Investor LLC

Actgas, LLC

Actoil Bakken, LLC

Actoil Colorado, LLC

Actoil Utica, LLC

Actoil, LLC

Almond Processors, LLC

Alta Loma Vineyard LLC, a California limited liability company

Arroyo Loma, LLC, a California limited liability company

Bethesda ARC, LLC

Boca 10 A & B LLC

Boca 10 C & D LLC

Boca 11 A LLC

Boca 54 Land Associates LLC

Boca 54 North LLC

Bridge View Land, LLC, a California limited liability company

Broadleaf Timberland Investments, LLC

Carillon Pointe, LLC

CCM Series 2, LLC

CCM Series, LLC

Ceres Agricultural Properties, LLC

Chalk Ridge Vineyard, LLC, a California limited liability company

Champlin Creek Vineyard, LLC, a California limited liability company

Clarendon Virginia IV, LLC

Concourse IV Associates, a Georgia partnership

CPPIB-TIAA U.S. Real Property Fund, L.P.

C-T REIT LLC

C-T Shenandoah LLC

Dan Properties, Inc.

Debt Holdings, LLC

Demeter Agricultural Properties II, LLC

Demeter Agricultural Properties, LLC

Dionysus Properties, LLC

Dos Hermanos, LLC, a California limited liability company

Force Canyon Vineyard, LLC, a California limited liability company

Global AG Properties USA LLC

Global AG US Corp.

Global Agriculture AIV (US) LLC

Global Timber Europe LLC

Global Timber SA LLC

GTR Special Member Holdco LLC

Hassett Lane Vineyard, LLC, a California limited liability company

Hobson Avenue Vineyard, LLC, a California limited liability company

I 595 Toll Road, LLC

IAI USA Fund II, LLC

IAI USA, LLC

Inception Partners III, LP

Inception Partners IV, LP

Inception Partners V, LP

Infra Alpha LLC

Insitor Holdings, LLC

International Agricultural Investors Fund II, LLC

International Agricultural Investors, LLC

JV Georgia One, Inc.

JWL Properties, Inc.

Loma del Rio Vineyards LLC

Loma Pacific Vineyard LLC, a California limited liability company

Loma Verde, LLC, a California limited liability company

Marsino Vineyard, LLC, a California limited liability company

ND 70SMA LLC

ND Belgrave House LLC

ND Festival Place LLC

ND Properties, Inc.

Normandale Center LLC

Oak Knoll Napa Vineyards, LLC, a California limited liability company

Occator Agricultural Properties, LLC

Pennmuni-TIAA U.S. Real Estate Fund, LLC

Premiere Agricultural Properties, LLC

Premiere Columbia Properties, LLC

Premiere Farm Properties, LLC

Quercus Forestland Account, LLC, a North Carolina limited liability company

Quercus West Virginia LLC

Quercus Panama LLC

Renewable Timber Europe, LLC

Renewable Timber Resources LLC

Riverside Vineyards LLC, a California limited liability company

Rodgers Creek Vineyard LLC, a California limited liability company

Silverado Gonzales Vineyards, LLC, a California limited liability company

Silverado Hames Vineyards, LLC, a California limited liability company

Silverado Los Alamos Vineyards, LLC, a California limited liability company

Silverado Monterey Vineyards, LLC, a California limited liability company

Silverado Premium Properties, LLC

Silverado SLO Vineyards, LLC, a California limited liability company

Silverado Sonoma Vineyards, LLC, a California limited liability company

Silverado Suscol, LLC, a California limited liability company

Silverado Sweetwater Vineyards, LLC, a California limited liability company

Silverado Winegrowers Holdings, LLC

Silverado WineGrowers, LLC, a California limited liability company

SPP Napa Vineyards, LLC, a California limited liability company

Stage Gulch Ridge Vineyard, LLC, a California limited liability company

Stanly Ranch Vineyards, LLC, a California limited liability company

Sugarloaf Vineyard, LLC

Suscol Mountain Vineyards, LLC, a California limited liability company

SWG Delta Vineyards, LLC, a California limited liability company

SWG Paso Vineyards, LLC, a California limited liability company

SWG Sonoma Vineyards, LLC, a California limited liability company

T-C 1101 Pennsylvania Avenue LLC

T-C 20 Hunter Street (US) LLC

T-C 2300 Broadway LLC

T-C 33 Arch Street Member LLC

T-C 3333 Wisconsin Avenue, LLC

T-C 40 Broad Street LLC

T-C 470 Park Avenue South Member LLC

T-C 475 Fifth Avenue Member LLC

T-C 5-11 47th Avenue LLC

T-C 685 Third Avenue Member LLC

T-C 815 Pine LLC

T-C 919 N. Michigan Avenue Retail LLC

T-C Aspira LLC

T-C Barton Springs LLC

T-C Century Plaza LLC

T-C Cypress Park West LLC

T-C Des Peres Corners LLC

T-C Ellington, LLC

T-C Franklin Square Member LLC

T-C GA Real Estate Holdings LLC

T-C International Plaza Investor GP LLC

T-C International Plaza Investor LP LLC

T-C International Plaza REIT LLC

T-C King Street Station LLC

T-C Kings Crossing LLC

T-C Legacy Place Member LLC

T-C Newbury Common LLC

T-C Port Northwest Development LLC

T-C Potomac Promenade LLC

T-C RDC, LLC

T-C Roosevelt Square LLC

T-C SBMC Joint Venture LLC

T-C Scripps Ranch LLC

T-C Shoppes At Monarch Lakes LLC

T-C SMA 2, LLC

T-C Sports Co., Inc.

T-C State House On Congress Apartments LLC

T-C Stonecrest LLC

T-C Trio Apartments LLC

TCAM Core Property Fund Operating LP

TCAM Core Property Fund REIT LLC

TCPC Associates, LLC

Teachers Concourse, LLC

Teachers Mayflower, LLC

Terra Ventosa Vineyards LLC, a California limited liability company

TIAA 485 Boca 54 LLC

TIAA 485 Clarendon, LLC

TIAA Canada Retail Business Trust, a Pennsylvania trust

TIAA CMBS I, LLC

TIAA Diamond Investor, LLC

TIAA Gemini Office, LLC

TIAA Global AG Special Member LLC

TIAA Global Equity Income, LLC

TIAA Global Public Investments, LLC

TIAA Infrastructure Investments, LLC

TIAA Lakepointe, LLC

TIAA Oil And Gas Investments, LLC

TIAA Park Evanston, Inc.

TIAA Realty, LLC

TIAA SF One, LLC

TIAA Stafford-Harrison LLC

TIAA Super Regional Mall Member Sub LLC

TIAA SynGas, LLC

TIAA The Reserve II Member, LLC

TIAA Timberlands I, LLC

TIAA Timberlands II, LLC

TIAA Union Place Phase I, LLC

TIAA Wind Investments LLC

TIAA-CPPIB Commercial Mortgage Company REIT LLC

TIAA-CPPIB Commercial Mortgage Company, L.P.

TIAA-CREF Global Agriculture BR, LLC

TIAA-CREF Global Investments LLC

TIAA-CREF Real Property Fund LP

TIAA-CREF Real Property Fund REIT LLC

TIAA-Stonepeak Investments I, LLC

TIAA-Stonepeak Investments II, LLC

T-Investment Properties Corp.

T-Pointe, LLC

Union Place Phase I, LLC

W R C Properties, LLC

•	The following INTERNATIONAL entities were organized by TIAA to hold investments for the General Account and Separate Accounts. All issued and outstanding stock is owned indirectly by TIAA.

International Entities:	Country
154 Rue de l’Universite SARL	France

36 Rue La Fayette SAS	France

Agrobio Investimentos e Participações S.A.	Brazil

Bruyeres I SAS	France

Bruyeres II SAS	France

Cerpon Participações S.A.	Brazil

Courcelles 70 SAS	France

Des Brateaux SARL	France

Eko Topola Sp. z o.o.	Poland

Erlangen Arcaden GmbH & Co. KG	Germany

Erlangen Arcaden Verwaltungs GmbH	Germany

Forestal Y Agricola Silvoligna Chile Limitada	Chile

Global Ag Properties Australia Pty Ltd.	Australia

Global Ag Properties Australia Trust	Australia

Gropius KG	Germany

Gropius Passagen Verwaltungs GmbH	Germany

Gropius S.a.r.l.	Luxembourg

IAI Australia Fund II Trust	Australia

IAI Australia Trust	Australia

IPOPEMA 87 Fundusz Inwestycyjny Zamknięty Aktywów Niepublicznych	Poland

Ipopema 95 Fundusz Inwestycyjny Zamknięty Aktywów Niepublicznych (“FIZAN”)	Poland

Mansilla Participacoes Ltda	Brazil

ND Europe S.a.r.l.	Luxembourg

Norte Shopping – Centre Commercial S.A. Portguese SA	Portugal

Norteshopping Retail & Leisure B.V.	Netherlands

Nova Gaia Brasil Participaco Ltda	Brazil

Nova Ibiajara Propriedades Agrícolas S.A.	Brazil

Olympe EURL	France

International Entities:	Country

Olympe Holding SARL	France

Provence 110	France

Rue de l’Universite 154 SAS	France

SAS Malachite	France

SAS Roosevelt	France

Servin EURL	France

Servin Holding SARL	France

SNC Garnet-TIAA	France

SNC Lazulli	France

SNC Peridot	France

SNC Roosevelt	France

T-C 20 Hunter Street (AUS) Trust	Australia

T-C Neuperlach Development S.a.r.l.	Luxembourg

T-C PEP Asset S.a.r.l.	Luxembourg

T-C PEP Holdings S.a.r.l.	Luxembourg

T-C PEP Property S.a.r.l.	Luxembourg

Tellus Bahia Propriedades Agrícolas Ltda.	Brazil

Tellus Brasil Participaco S.A.	Brazil

Tellus Nordeste Propriedades Agrícolas Ltda.	Brazil

Terra do Sol Propriedades Agrícolas S.A.	Brazil

Terrainvest Propriedades Agrícolas S.A.	Brazil

Terraviva Brasil Participaco Ltda.	Brazil

TIAA Lux 11 S.a.r.l.	Luxembourg

TIAA Lux 5 S.a.r.l.	Luxembourg

TIAA Lux 8 S.a.r.l.	Luxembourg

TIAA Lux 9 S.a.r.l.	Luxembourg

Toperone Agrícola S.A.	Brazil

Topertwo Agrícola S.A.	Brazil

Topola Lasy	Poland

Villabe SAS	France

Tparone Participações S.A.	Brazil

Tpartwo Participações S.A.	Brazil

(18)	Separate Real Estate Account Subsidiaries:

•	The following subsidiaries own real estate or hold partnership interests in joint ventures that own commercial real estate for the benefit of the Separate Real Estate Account (VA-2). Unless otherwise indicated, these are Delaware entities:

Separate Account Entities:
50 Fremont Tower LLC

Blue Ridge PP Condominium Association, Inc., a Colorado corporation

Carolina Apartments Limited Partnership

Green River PP Condominium Association, Inc., a Colorado corporation

Light Street Partners, LLP, a Maryland partnership

Marketfair Holdings LLC

MDR L&M Apartments, LLC

Mima Investor Member LLC

One Boston Place LLC

One Boston Place Real Estate Investment Trust, a Maryland trust

Pepper Building Associates LP, a Pennsylvania limited partnership

Quiet Waters Apartments Limited Partnership

REA Europe S.a.r.l. organized in Luxembourg

Red Canyon PP Condominium Association, Inc., a Colorado corporation

SAS Provence 110 organized in France

Seneca Industrial Holdings, LLC

T-C 1619 Walnut Street GP LLC

T-C 200 W 72nd Street LLC

T-C 425 Park Avenue LLC

T-C 4th & Madison LLC

T-C 701 Brickell LLC

T-C 780 Third Avenue Member LLC

T-C 780 Third Avenue Owner LLC

T-C Ashford Meadows LLC

T-C Charleston Plaza, LLC

T-C Five Oaks LLC

T-C Forum At Carlsbad LLC

T-C Four Oaks General Partner LLC

T-C Four Oaks Place LLC

T-C Legacy At Westwood LLC

T-C Legend At Kierland LLC

T-C Lenox Park LLC

T-C Mass Court, LLC

T-C Montecito LLC

T-C Palatine LLC

T-C Palomino Blue Ridge LLC

T-C Palomino Green River LLC

T-C Palomino Red Canyon LLC

T-C Pepper Building GP LLC

T-C Phoenician LLC

TC Rancho Cucamonga LLC

T-C Regents Court LLC

T-C San Montego TX LLC

T-C SP, Inc.

T-C The Caruth LLC

T-C The Colorado LLC

T-C Tradition At Kierland LLC

T-C Valencia Town Center General Partner LLC

T-C Valencia Town Center Limited Partner LLC

T-C Wisconsin Place Member LLC

T-C Wisconsin Place Owner LLC

Teachers Belvidere Properties, LLC

Teachers REA II, LLC

Teachers REA III, LLC

Teachers REA, LLC

TIAA Florida Mall, LLC

TIAA Miami International Mall, LLC

TIAA West Town Mall, LLC

TIAA-CREF Global Separate Real Estate Company LLC

TREA 10 Schalks Crossing Road, LLC

TREA 1401 H, LLC

TREA Broadlands, LLC

TREA Florida Retail, LLC

TREA GA Reserve, LLC

TREA Pacific Plaza, LLC

TREA Retail Property Portfolio 2006 LLC

TREA Weston, LLC

TREA Wilshire Rodeo, LLC

(19)	TIAA-CREF International Holdings LLC was organized to hold the ownership interests in the following entities organized in the United Kingdom: TIAA International Holdings I Limited and TIAA International Holdings 2 Limited. TIAA International Holdings 2 Limited was organized to hold the ownership interests in TIAA International Holdings 3 Limited organized in the United Kingdom.

(20)	TIAA Henderson Real Estate Limited was organized in the United Kingdom to hold the ownership interests in the following entities: TH RE Administration Limited, TH RE AIFM Group Limited, TH RE FCACO Limited, TH RE Group Holdings Limited, TIAA-CREF Asset Management UK Limited each organized in the United Kingdom and TIAA-CREF Luxembourg S.a.r.l., organized in Luxembourg.

(21)	Oleum Holding Company, Inc. was organized to own the shares of Polar Star Canadian Oil and Gas Holding, Inc., a Canadian entity.

(22)	Polar Star Canadian Oil and Gas Holding, Inc. was organized in Canada to hold the ownership interests in the following entities each organized in Canada: (i) Polar Star Canadian Oil and Gas, Inc. which is engaged in oil and gas exploration and production; and (ii) Adastra Management, Inc., the manager of Polar Star Canadian Oil and Gas, Inc.

(23)	TIAA-CREF LPHC, LLC, was organized to hold the membership interests in TCAM DOF GP LLC and TIAA-CREF Real Property GP, LLC.

•	TCAM DOF GP LLC was organized to act as the general partner of TIAA-CREF Asset Management Distressed Opportunities Fund, L.P., a closed-end private investment fund which will primarily invest in pooled investment vehicles with distressed debt or distressed equity strategies and will issue limited partnership interests to investors.

•	TIAA-CREF Real Property GP, LLC was organized to act as the general partner of TIAA-CREF Real Property LP, which was organized to act as the member of TIAA-CREF Real Property REIT, LLC.

(24)	Active Extension Fund I, LLC, Active Extension Fund III, LLC and Active Extension Fund V – Analyst Market Neutral, LLC were organized to hold investments and to engage in investment strategies.

(25)	T-C SMA I, LLC was organized to act as the general partner of CPPIB-TIAA U.S. Real Property Fund, L.P, which acts as a member of C-T REIT LLC, which acts as member of C-T Shenandoah. T-C SMA III, LLC was organized to act as the general partner of TIAA-CPPIB Commercial Mortgage Company, L.P., which acts as a member of TIAA-CPPIB Commercial Mortgage Company REIT LLC.

(26)	Covariance Capital Management, Inc. was organized to (i) act as an investment adviser to mid-size endowments and foundations and (ii) own the membership interests in CCAP GP, LLC, which in turn acts as the general partner of CCAP Fund I, L.P., CCAP Fund 2, L.P., CCAP Fund 3, L.P. a Cayman Islands limited partnership, CCAP Fund 4, L.P., a Cayman Islands limited partnership, CCAP Fund 5, L.P., a Cayman Islands limited partnership, CCAP Fund 6-2013, L.P., CCAP Fund 7, L.P. and CCAP Fund 9, L.P which were organized to hold investments.

(27)	Westchester Group Investment Management Holding Company, Inc. was organized to acquire an interest in certain assets of an Illinois corporation and to contribute that interest to Westchester Group Investment Management, Inc.

(28)	Westchester Group Investment Management, Inc. was organized to operate an agricultural asset management business. Westchester Group Investment Management, Inc. holds the ownership interests in the following entities which hold interests in agricultural related investments: Westchester Group Asset Management, Inc., an Illinois corporation ,Westchester Group Farm Management, Inc., an Illinois corporation Westchester Group Real Estate, Inc., an Illinois corporation , Terra Land Company, an Illinois corporation , Premiere Almonds LLC, Westchester Group of Australia Pty Ltd., organized in Australia, Premiere Agricultural Management International LLC. and International Agricultural Management, LLC. Premiere Agricultural Management International LLC acts as the manager of International Agricultural Investors Fund II, LLC, which holds the ownership interests in IAI Australia Fund II Pty, Ltd., organized in Australia. International Agricultural Management, LLC acts as the manager of International Agricultural Investors, LLC which owns the interests in IAI Australia Pty, Ltd. organized in Australia.

(29)	TIAA GTR Holdco LLC was organized to hold the ownership interest in Global Timber Resources LLC which was organized to hold the ownership interest in Global Timber Europe LLC and Global Timber SA LLC.

(30)	TIAA Global Ag Holdco LLC was organized to hold the ownership interest in TIAA-CREF Global Agriculture LLC (“Global Ag Fund”) which was organized to hold the ownership interests in the following entities that will own agricultural related investments: TIAA-CREF Global Agriculture BR, LLC, Global AG Properties Australia Pty, Ltd. organized in Australia, Global Ag Properties Australia Trust organized in Australia and Nova Gaia Brasil Participaco Ltda. organized in Brazil. The following Global Ag Fund related entities were organized to act as a general partner: (i) TCGA Investor Fund GP, LLC which acts as the general partner of TIAA-CREF Global Agriculture Investor Fund, LP and (ii) Global AG AIV (CN) GP, LLC which acts as the general partner of Global Agriculture AIV (CN), LP.

(31)	TIAA Alternative Holdings, LLC was organized to hold the membership interests in the following entities: Beaver Investment Holdings LLC, Global Ag AIV (CN) GP LLC, GTR Investor Fund GP LLC (“GTR”), TCAM Core Property Fund GP LLC, TCGA Investor Fund GP LLC, TIAA Global Ag Special Member LLC, TIAA-CREF Alternatives Advisors, LLC, TIAA-CREF Alternatives Services, LLC, TIAA-CREF International Holdings LLC and Westchester Group Investment Management Holding Company, Inc. GTR was organized to act as the general partner of Global Timber Resources Investor Fund LP.

(32)	TIAA-CREF Alternatives Advisors, LLC was organized to provide advice for alternative investments.

(33)	TIAA-CREF Alternatives Services, LLC was organized to provide administrative services to for alternative investments.

(34)	CCM Series, LLC and CCM Series 2, LLC were organized to hold investments.

(35)	Beaver Investment Holdings, LLC was organized to hold ownership interests in GreenWood Resources, Inc.

(36)	GreenWood Resources, Inc. (“GWR”) is an advisor and manager of timber and related investments. GWR holds the ownership interest in the following entities: (i) GreenWood Resources Capital Management, LLC, a registered investment advisor; (ii) GWR-GTFF Investment LLC; (iii) GTFF GP, LLC, organized to act as the general partner for GTFF LP; (iv) GWR International Ltd. (BVI), organized in the British Virgin Islands to hold the ownership interests in (a) GWR China Ltd. (BVI) organized in the British Virgin Islands to hold the ownership interests in (1) GreenWood China Capital Partners Ltd. organized in Hong Kong and (2) GreenWood Resources China Ltd. organized in Hong Kong to hold the ownership interests in GreenWood Resources Beijing Forestry Co. organized in China; (b) GWR Europe Ltd. organized in the United Kingdom to hold the ownership interest in GreenWood Resources Poland sp z.o.o. organized in Poland.; (c) GWR SA, Ltd. (BVI) organized in the British Virgin Islands to hold the ownership interest in GreenWood Resources Chile SA organized in Chile.

(37)	730 Texas Forest Holdings, Inc. was organized to act as a general partner of 730 Texas Timberlands, Ltd. and 730 Texas Timberlands II, Ltd.

(38)	Inception GP LLC was organized to act as general partner of Inception Partners III, L.P., Inception Partners IV, L.P., Inception Partners V, L.P.

(39)	T-C 20 Hunter Street (AUS) Pty Ltd. was organized in Australia to act as the trustee of T-C 20 Hunter Street (AUS) Trust.

Additional entities, comprised of joint venture subsidiaries, are not individually listed herein. While they technically are controlled by TIAA by virtue of the grant of voting rights to TIAA upon creation of each subsidiary, TIAA does not actively control the day-to-day activities and instead defers to its partners.

Item 27. Number of Contractowners

As of February 28, 2014 there were 126,017 owners of the contracts.

Item 28. Indemnification

Trustees, officers, and employees of TIAA may be indemnified against liabilities and expenses incurred in such capacity pursuant to Article Six of TIAA’s bylaws (see Exhibit 6(B)). Article Six provides that, to the extent permitted by law, TIAA will indemnify any person made or threatened to be made a party to any action, suit or proceeding by reason of the fact that such person is or was a trustee, officer, or employee of TIAA or, while a trustee, officer, or employee of TIAA, served any other organization in any capacity at TIAA’s request. To the extent permitted by law, such indemnification could include judgments, fines, amounts paid in settlement, and expenses, including attorney’s fees. TIAA has in effect an insurance policy that will indemnify its trustees, officers, and employees for liabilities arising from certain forms of conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to officers and directors of the Depositor, pursuant to the foregoing provision or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in connection with the successful defense of any action, suit or proceeding) is asserted by a director or officer in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) TIAA-CREF Individual & Institutional Services, LLC acts as principal underwriter for Registrant, College Retirement Equities Fund, TIAA Real Estate Account, TIAA-CREF Life Insurance Company Separate Account VA-1, TIAA-CREF Life Insurance Company Separate Accounts VLI-I and VLI-2, and TIAA Separate Account VA-1.

(b) Management

Name and Principal Business Address*	Positions and Offices with Underwriter
Kathie Andrade	Manager, President and Chief Executive Officer
Eric T. Jones	Manager
Brian Bohaty	Manager
Peter Case	Director of Operations
William Bair	Vice President and Chief Financial Officer
Carol Deckbar	Manager
Jorge Gutierrez	Treasurer
Peter Kennedy	Manager, Vice President and Chief Operating Officer
Matthew Kurzweil	Manager and Chairman
Samuel Turvey	Chief Compliance Officer
Marjorie Pierre-Merritt	Secretary
Yves Denize	Vice President and Chief Legal Officer

*	The principal business address is: TIAA-CREF Individual & Institutional Services, LLC, 730 Third Avenue, New York, NY 10017.

(c) Not Applicable.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the Registrant’s home office, 730 Third Avenue, New York, New York 10017, and at other offices of the Registrant located at 8500 Andrew Carnegie Boulevard, Charlotte, North Carolina 28262. In addition, certain duplicated records are maintained at Iron Mountain (Pierce Leahy) Archives, 22 Kimberly Road, East Brunswick, New Jersey 08816, Citistorage, 5 North 11th Street, Brooklyn, New York 11211, File Vault, 839 Exchange Street, Charlotte, North Carolina 28208, JP Morgan Chase Bank, N.A., 4 Chase Metrotech Center Brooklyn, New York 11245, and State Street Bank and Trust Company, located at 801 Pennsylvania Avenue, Kansas City, MO 64105.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

Representations

Teachers Insurance and Annuity Association of America represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Teachers Insurance and Annuity Association of America.

TIAA represents that the No-Action Letters issued by the Staff of the Division of Investment Management on November 28, 1988 to the American Council of Life Insurance and August 30, 2012 to ING Life Insurance Company are being relied upon, and that the terms of those No-Action positions have been complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA Separate Account VA-3 certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 25th day of April, 2014.

TIAA SEPARATE ACCOUNT VA-3

TEACHERS INSURANCE AND ANNUITY
ASSOCIATION OF AMERICA (On behalf of
Registrant and itself)

By:	/S/ ROGER W. FERGUSON, JR.
Name:	Roger W. Ferguson, Jr.
Title:	President and Chief Executive Officer and Trustee

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons on April 25, 2014 in the capacities indicated.

Signature	Title

/S/ ROGER W. FERGUSON, JR.	President and Chief Executive Officer and Trustee (Principal Executive Officer)
Roger W. Ferguson, Jr.

/S/ VIRGINIA M. WILSON	Executive Vice President and Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)
Virginia M. Wilson

SIGNATURE OF TRUSTEE	SIGNATURE OF TRUSTEE

*	*
Jeffrey R. Brown	Sidney A Ribeau

*	*
Robert C. Clark	Dorothy K. Robinson

*	*
Lisa W. Hess	David L. Shedlarz

*
Edward M. Hundert M.D.

*	*
Lawrence H. Linden	Ronald L. Thompson

*	*
Maureen O’Hara	Marta Tienda

*
Donald K. Peterson

*	Signed by Jonathan Feigelson as attorney-in-fact pursuant to powers of attorney filed herewith.

/s/ JONATHAN FEIGELSON
Jonathan Feigelson
Attorney-in-fact

Exhibit Index

(4)	(V)	Endorsements to TIAA Deferred Annuity Contract – Minimum Distribution Annuity Election

(9)		Opinion and consent of Jon Feigelson, Esquire

(10)	(A)	Consent of Sutherland Asbill & Brennan LLP

	(B)	Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(13)		Powers of Attorney